UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113

(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Brian F. Link, Esq.
State Street Bank and Trust Company
100 Huntington Ave., Tower 2, 3rd Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (800) 366-7266

Date of fiscal year end: June 30
Date of reporting period: December 31, 2014

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT December 31, 2014

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2014 (Unaudited)

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 98.4%
Australia — 2.6%
National Australia Bank Ltd.,
1.300%, 7/25/16	USD	$5,000,000	$5,029,355
National Australia Bank Ltd.,
1.600%, 8/07/15	USD	500,000	502,971
National Australia Bank Ltd.,
2.750%, 9/28/15	USD	2,500,000	2,536,857
Westpac Banking Corp.,
0.950%, 1/12/16	USD	3,000,000	3,007,269
Westpac Banking Corp.,
1.125%, 9/25/15	USD	2,350,000	2,363,054
Westpac Banking Corp.,
3.000%, 8/04/15	USD	1,000,000	1,014,583
Westpac Banking Corp.,
3.000%, 12/09/15	USD	1,000,000	1,021,503
			15,475,592
Canada — 5.9%
Bank of Nova Scotia (The),
1.100%, 12/13/16	USD	2,000,000	2,002,336
Bank of Nova Scotia (The),
1.375%, 7/15/16	USD	1,000,000	1,007,069
Province of Ontario Canada,
1.000%, 7/22/16	USD	14,000,000	14,063,336
Province of Ontario Canada,
4.750%, 1/19/16	USD	1,000,000	1,044,036
Province of Quebec Canada,
5.125%, 11/14/16	USD	900,000	971,463
Royal Bank of Canada MTN,
0.800%, 10/30/15	USD	5,000,000	5,013,145
Royal Bank of Canada MTN,
0.850%, 3/08/16	USD	9,900,000	9,906,603
Royal Bank of Canada MTN,
2.625%, 12/15/15	USD	1,000,000	1,018,623
Toronto-Dominion Bank (The),
2.500%, 7/14/16	USD	300,000	307,437
			35,334,048
Germany — 0.8%
FMS Wertmanagement AoeR,
0.625%, 4/18/16	USD	5,000,000	5,003,085

Netherlands — 0.3%
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA,
2.125%, 10/13/15	USD	1,800,000	1,821,955

New Zealand — 0.2%
ANZ New Zealand Int'l Ltd.,
3.125%, 8/10/15	USD	900,000	913,558

Supranational — 3.2%
Council of Europe Development
Bank, 2.625%, 2/16/16	USD	2,000,000	2,048,192
European Investment Bank,
1.125%, 12/15/16	USD	2,700,000	2,719,016
European Investment Bank,
2.125%, 7/15/16	USD	5,000,000	5,116,775
European Investment Bank,
5.125%, 9/13/16	USD	5,000,000	5,375,045
Inter-American Development
Bank, 5.125%, 9/13/16	USD	1,000,000	1,074,172
International Bank for
Reconstruction & Development,
0.625%, 10/14/16	USD	2,500,000	2,495,613
			18,828,813
Sweden — 0.4%
Svensk Exportkredit AB,
2.125%, 7/13/16	USD	2,000,000	2,044,746

United Kingdom — 0.3%
Ensco PLC, 3.250%, 3/15/16	USD	2,000,000	2,037,166

United States — 84.7%
Allergan, Inc., 5.750%, 4/01/16		2,000,000	2,116,584
American Express Credit Corp.
MTN, 2.800%, 9/19/16		3,000,000	3,089,520
Amgen, Inc., 2.300%, 6/15/16		2,000,000	2,032,300
Amgen, Inc., 2.500%, 11/15/16		3,000,000	3,071,046
Anadarko Petroleum Corp.,
5.950%, 9/15/16		2,200,000	2,353,591
Aon Corp., 3.125%, 5/27/16		3,000,000	3,079,431
Apple, Inc., 0.450%, 5/03/16		12,475,000	12,465,581
AT&T, Inc., 2.400%, 8/15/16		2,216,000	2,261,712
AT&T, Inc., 2.950%, 5/15/16		2,000,000	2,051,180
Bank of America Corp.,
3.750%, 7/12/16		2,000,000	2,072,284
Bank of America Corp.,
5.625%, 10/14/16		1,200,000	1,285,609
Bank of America Corp. MTN,
3.625%, 3/17/16		2,000,000	2,056,796
Bank of New York Mellon Corp.
(The) MTN, 3.100%, 1/15/15		8,400,000	8,405,888
Baxter International, Inc.,
0.950%, 6/01/16		2,000,000	1,999,886
Baxter International, Inc.,
5.900%, 9/01/16		1,500,000	1,615,334
BB&T Corp. MTN,
3.950%, 4/29/16		550,000	569,553
Berkshire Hathaway, Inc.,
2.200%, 8/15/16		326,000	332,924
Boston Scientific Corp.,
6.400%, 6/15/16		4,000,000	4,281,432
Caterpillar Financial Services
Corp. MTN, 1.350%, 9/06/16		1,430,000	1,442,444
Cigna Corp., 2.750%, 11/15/16		4,180,000	4,294,260
Citigroup, Inc., 1.300%, 4/01/16		2,000,000	2,003,450
Citigroup, Inc., 1.300%, 11/15/16		1,000,000	999,224
Citigroup, Inc., 5.850%, 8/02/16		1,000,000	1,070,386
CNA Financial Corp.,
6.500%, 8/15/16		3,850,000	4,165,904
Coca-Cola Enterprises, Inc.,
2.000%, 8/19/16		1,200,000	1,216,361
Dominion Resources, Inc.,
1.950%, 8/15/16		2,492,000	2,519,768

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Dr Pepper Snapple Group, Inc.,
2.900%, 1/15/16	$1,226,000	$1,251,024
Express Scripts Holding Co.,
3.125%, 5/15/16	2,000,000	2,056,572
Federal Home Loan Banks,
0.500%, 9/28/16	8,000,000	7,980,864
Federal Home Loan Banks,
0.625%, 10/14/16	21,000,000	20,970,768
Federal Home Loan Banks,
1.625%, 12/09/16	10,000,000	10,165,260
Federal Home Loan Banks,
2.000%, 9/09/16	33,790,000	34,547,031
Federal Home Loan Mortgage
Corp., 0.875%, 10/14/16	2,000,000	2,007,988
Federal Home Loan Mortgage
Corp., 2.000%, 8/25/16	7,000,000	7,168,882
Federal National Mortgage
Association, 5.250%, 9/15/16	2,700,000	2,910,543
Ford Motor Credit Co. LLC,
1.700%, 5/09/16	1,910,000	1,917,396
Ford Motor Credit Co. LLC,
3.984%, 6/15/16	2,000,000	2,071,532
General Electric Capital Corp.,
1.625%, 7/02/15	700,000	704,485
General Electric Capital Corp.,
2.250%, 11/09/15	2,500,000	2,534,830
General Electric Capital Corp.
MTN, 1.000%, 1/08/16	4,418,000	4,435,190
General Electric Co.,
0.850%, 10/09/15	8,200,000	8,222,542
Goldman Sachs Group, Inc. (The),
3.625%, 2/07/16	2,000,000	2,052,664
Goldman Sachs Group, Inc. (The),
5.750%, 10/01/16	2,800,000	3,005,752
Hewlett-Packard Co.,
2.650%, 6/01/16	1,830,000	1,865,343
Ingredion, Inc., 3.200%, 11/01/15	2,000,000	2,033,868
John Deere Capital Corp. MTN,
1.850%, 9/15/16	2,000,000	2,034,116
JPMorgan Chase & Co.,
3.150%, 7/05/16	2,000,000	2,056,326
JPMorgan Chase & Co.,
3.450%, 3/01/16	2,000,000	2,053,388
Kellogg Co., 4.450%, 5/30/16	927,000	975,244
Lockheed Martin Corp.,
2.125%, 9/15/16	2,500,000	2,546,745
Marriott International, Inc.,
6.200%, 6/15/16	1,885,000	2,019,012
MetLife, Inc., 6.750%, 6/01/16	4,000,000	4,313,848
Microsoft Corp., 2.500%, 2/08/16	8,213,000	8,409,398
Morgan Stanley, 3.800%, 4/29/16	2,000,000	2,066,702
Morgan Stanley,
5.750%, 10/18/16	1,500,000	1,611,255
Omnicom Group, Inc.,
5.900%, 4/15/16	1,180,000	1,249,208
Philip Morris International, Inc.,
2.500%, 5/16/16	2,000,000	2,048,250
Prudential Financial, Inc. MTN,
3.000%, 5/12/16	500,000	512,520
Quest Diagnostics, Inc.,
5.450%, 11/01/15	2,000,000	2,071,100
Ryder System, Inc. MTN,
3.600%, 3/01/16	1,850,000	1,904,695
Scripps Networks Interactive, Inc.,
2.700%, 12/15/16	4,000,000	4,110,364
Stryker Corp., 2.000%, 9/30/16	2,990,000	3,041,640
TECO Finance, Inc.,
4.000%, 3/15/16	1,230,000	1,273,482
Thermo Fisher Scientific, Inc.,
2.250%, 8/15/16	2,453,000	2,492,228
Thermo Fisher Scientific, Inc.,
3.200%, 3/01/16	2,000,000	2,048,332
Time Warner, Inc.,
5.875%, 11/15/16	4,250,000	4,608,857
Toyota Motor Credit Corp.,
0.875%, 7/17/15	1,951,000	1,956,514
Toyota Motor Credit Corp. MTN,
2.800%, 1/11/16	1,300,000	1,328,553
United States Treasury Note,
0.250%, 4/15/16	12,000,000	11,982,192
United States Treasury Note,
0.375%, 3/31/16	46,000,000	45,996,412
United States Treasury Note,
0.375%, 4/30/16	12,000,000	11,999,064
United States Treasury Note,
0.500%, 11/30/16	8,000,000	7,980,624
United States Treasury Note,
0.625%, 7/15/16	14,500,000	14,529,450
United States Treasury Note,
0.625%, 8/15/16	11,000,000	11,018,909
United States Treasury Note,
0.625%, 11/15/16	25,000,000	25,003,900
United States Treasury Note,
0.875%, 9/15/16	60,000,000	60,318,720
United States Treasury Note,
0.875%, 12/31/16	7,000,000	7,026,796
United States Treasury Note,
1.000%, 8/31/16	6,500,000	6,549,257
United States Treasury Note,
1.000%, 9/30/16	18,200,000	18,335,080
United States Treasury Note,
1.000%, 10/31/16	14,200,000	14,303,177
United States Treasury Note,
1.500%, 6/30/16	3,000,000	3,045,468
United States Treasury Note,
1.500%, 7/31/16	11,000,000	11,169,301
UnitedHealth Group, Inc.,
1.875%, 11/15/16	750,000	762,222
Viacom, Inc., 6.250%, 4/30/16	125,000	133,581
Wal-Mart Stores, Inc.,
1.500%, 10/25/15	1,410,000	1,423,347
Wal-Mart Stores, Inc.,
2.250%, 7/08/15	600,000	605,768

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Wal-Mart Stores, Inc.,
4.500%, 7/01/15	$405,000	$413,049
Wells Fargo & Co.,
1.250%, 7/20/16	2,942,000	2,952,880
Xerox Corp., 6.400%, 3/15/16	2,000,000	2,122,342
		505,158,298
TOTAL BONDS AND NOTES (Identified Cost $587,085,108)		586,617,261

SHORT-TERM INVESTMENTS — 1.1%
Australia — 0.1%
Australia & New Zealand Banking
Group Ltd. YCD, 0.483%,
1/29/15(a)	500,000	500,000

Netherlands — 0.9%
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA YCD,
0.716%, 5/06/16	5,400,000	5,385,533

	SHARES	VALUE†
United States — 0.1%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	695,163	695,163
		695,164
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,595,164)		6,580,697

Total Investments — 99.5%
(Identified Cost $593,680,272)#		593,197,958
Cash and Other Assets, Less
Liabilities — 0.5%		2,988,550
Net Assets — 100.0%		$596,186,508

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of December 31, 2014.
#	At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $593,680,272. Net unrealized depreciation aggregated $482,314 of which $167,753 related to appreciated investment securities and $650,067 related to depreciated investment securities.

Key to abbreviations: MTN — Medium Term Note USD — U.S. Dollar YCD — Yankee Certificate of Deposits

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited)

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 98.3%
Australia — 8.6%
Australia & New Zealand
Banking Group Ltd.,
1.450%, 5/15/18	USD	1,500,000	$1,481,963
Australia & New Zealand
Banking Group Ltd.,
1.875%, 10/06/17(a)	USD	11,100,000	11,208,081
Australia & New Zealand
Banking Group Ltd.,
2.250%, 6/13/19	USD	3,500,000	3,520,464
Commonwealth Bank of Australia,
1.900%, 9/18/17	USD	4,500,000	4,549,104
Commonwealth Bank of Australia,
2.300%, 9/06/19(a)	USD	2,350,000	2,353,997
Commonwealth Bank of Australia,
4.250%, 4/06/18	EUR	1,500,000	2,039,796
Commonwealth Bank of Australia,
5.250%, 10/15/18	NZD	13,000,000	10,424,589
National Australia Bank Ltd.,
3.625%, 11/08/17	GBP	4,500,000	7,452,594
National Australia Bank Ltd.,
4.125%, 1/25/18	NZD	1,169,000	908,534
National Australia Bank Ltd.,
6.625%, 3/09/16	AUD	2,800,000	2,385,691
Westpac Banking Corp.,
2.250%, 1/17/19(a)	USD	10,500,000	10,608,864
Westpac Banking Corp.,
3.000%, 8/04/15	USD	2,000,000	2,029,166
Westpac Banking Corp.,
3.000%, 12/09/15	USD	5,330,000	5,444,611
			64,407,454
Austria — 1.9%
Oesterreichische Kontrollbank
AG, 1.625%, 3/12/19(a)	USD	3,000,000	3,002,961
Oesterreichische Kontrollbank
AG, 1.750%, 10/05/15	USD	3,000,000	3,030,855
Oesterreichische Kontrollbank
AG, 2.000%, 6/03/16	USD	8,000,000	8,158,040
			14,191,856
Canada — 20.3%
Bank of Nova Scotia (The),
2.050%, 6/05/19(a)	USD	8,232,000	8,210,852
Canada Housing Trust No 1,
1.950%, 6/15/19	CAD	15,000,000	13,121,062
Canadian Imperial Bank of
Commerce, 2.350%, 10/18/17	CAD	5,000,000	4,360,002
City of Toronto Canada,
4.500%, 12/02/19	CAD	6,000,000	5,779,377
City of Toronto Canada,
4.850%, 7/28/16	CAD	4,000,000	3,634,842
City of Toronto Canada,
5.050%, 7/18/17	CAD	2,500,000	2,345,154
City of Toronto Canada,
5.600%, 12/18/18	CAD	5,000,000	4,937,597
Export Development Canada,
1.875%, 12/17/18	GBP	3,747,000	6,015,006
Export Development Canada,
4.875%, 1/24/19	NZD	5,900,000	4,735,293
Municipal Finance Authority
of British Columbia,
4.875%, 6/03/19	CAD	4,000,000	3,903,495
Province of Alberta Canada,
2.000%, 6/01/19	CAD	4,000,000	3,499,638
Province of Manitoba Canada,
4.250%, 3/05/18	CAD	5,500,000	5,153,421
Province of Manitoba Canada,
6.375%, 9/01/15	NZD	2,456,000	1,943,883
Province of Manitoba Canada,
6.500%, 9/22/17	CAD	6,000,000	5,874,970
Province of Ontario Canada,
1.100%, 10/25/17	USD	4,800,000	4,775,539
Province of Ontario Canada,
1.200%, 2/14/18	USD	9,800,000	9,725,745
Province of Ontario Canada,
2.000%, 1/30/19(a)	USD	2,500,000	2,527,735
Province of Ontario Canada,
4.400%, 6/02/19	CAD	4,700,000	4,510,390
Province of Saskatchewan
Canada, 4.500%, 8/23/16	CAD	12,000,000	10,893,889
Royal Bank of Canada,
1.500%, 1/16/18(a)	USD	4,000,000	3,981,044
Royal Bank of Canada,
2.150%, 3/15/19(a)	USD	3,000,000	3,016,899
Royal Bank of Canada,
2.200%, 7/27/18	USD	4,840,000	4,897,896
Royal Bank of Canada,
2.875%, 4/19/16	USD	4,500,000	4,621,955
Royal Bank of Canada,
2.890%, 10/11/18	CAD	4,000,000	3,546,876
Royal Bank of Canada,
3.360%, 1/11/16	CAD	2,000,000	1,753,434
Toronto-Dominion Bank (The),
2.125%, 7/02/19(a)	USD	2,000,000	1,992,734
Toronto-Dominion Bank (The),
2.375%, 10/19/16(a)	USD	15,499,999	15,865,909
Toronto-Dominion Bank (The),
2.447%, 4/02/19	CAD	500,000	436,344
Toronto-Dominion Bank (The),
2.625%, 9/10/18	USD	3,000,000	3,078,903
Total Capital Canada Ltd.,
1.450%, 1/15/18	USD	1,342,000	1,333,505
Toyota Credit Canada, Inc.,
2.800%, 11/21/18	CAD	2,000,000	1,769,840
			152,243,229
Denmark — 0.7%
Kommunekredit,
1.125%, 3/15/18	USD	5,000,000	4,958,915

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Finland — 2.8%
Municipality Finance PLC,
1.125%, 12/07/17	GBP	7,500,000	$11,705,359
Municipality Finance PLC,
1.250%, 12/15/16	GBP	3,500,000	5,504,227
Municipality Finance PLC,
2.375%, 5/16/16	USD	4,000,000	4,097,632
			21,307,218
France — 5.5%
Caisse d’Amortissement
de la Dette Sociale,
2.125%, 4/12/17	USD	3,000,000	3,078,360
Caisse d’Amortissement de
la Dette Sociale, 2.250%,
12/07/15(a)	GBP	2,300,000	3,637,733
Reseau Ferre de France,
2.375%, 12/23/15	GBP	8,700,000	13,784,963
Total Capital International SA,
2.100%, 6/19/19(a)	USD	7,000,000	7,010,486
Total Capital International SA,
2.125%, 1/10/19(a)	USD	8,000,000	8,033,696
Total Capital SA, 3.875%,
12/14/18	GBP	611,000	1,039,787
Total Capital SA,
6.500%, 1/20/16	AUD	5,000,000	4,234,829
			40,819,854
Germany — 7.1%
Kreditanstalt fuer Wiederaufbau,
1.000%, 12/07/17(a)	GBP	3,200,000	4,992,496
Kreditanstalt fuer Wiederaufbau,
2.000%, 12/06/18(a)	GBP	1,500,000	2,413,921
Kreditanstalt fuer Wiederaufbau,
3.750%, 9/07/16	GBP	2,600,000	4,260,415
Kreditanstalt fuer Wiederaufbau,
5.500%, 12/07/15	GBP	3,100,000	5,053,833
Kreditanstalt fuer Wiederaufbau,
5.625%, 8/25/17	GBP	1,000,000	1,750,638
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
2.250%, 7/15/16	USD	13,200,000	13,522,146
Landwirtschaftliche Rentenbank,
0.875%, 9/12/17	USD	1,000,000	994,707
Landwirtschaftliche Rentenbank,
2.500%, 2/15/16(a)	USD	2,800,000	2,863,890
Landwirtschaftliche Rentenbank,
3.125%, 7/15/15	USD	1,000,000	1,014,865
Landwirtschaftliche Rentenbank,
3.250%, 12/07/16	GBP	2,800,000	4,569,195
NRW.Bank,
0.875%, 12/15/17	GBP	5,000,000	7,743,418
NRW.Bank,
4.500%, 5/29/17(a)	EUR	3,000,000	4,022,628
			53,202,152
Ireland — 0.4%
GE Capital UK Funding,
4.625%, 1/18/16	GBP	2,000,000	3,236,606

Japan — 1.9%
Development Bank of Japan,
4.250%, 6/09/15(a)	USD	1,000,000	1,016,479
Japan Bank for International
Cooperation.,
1.750%, 7/31/18(a)	USD	3,700,000	3,721,852
Japan Finance Organization
for Municipalities,
5.750%, 8/09/19	GBP	5,000,000	9,225,103
			13,963,434
Netherlands — 6.6%
Bank Nederlandse Gemeenten
NV, 1.875%, 12/07/18(a)	GBP	8,700,000	13,864,749
Bank Nederlandse Gemeenten
NV, 4.125%, 3/05/18	NZD	4,034,000	3,143,251
Bank Nederlandse Gemeenten
NV, 4.500%, 2/20/18(a)	GBP	2,200,000	3,784,923
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
2.250%, 1/14/19(a)	USD	2,300,000	2,319,347
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
4.000%, 9/10/15	GBP	9,000,000	14,325,829
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
4.250%, 5/02/18	NZD	3,000,000	2,337,787
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
6.500%, 2/25/16	AUD	2,000,000	1,694,557
Nederlandse Waterschapsbank
NV, 1.250%, 9/18/17(a)	USD	3,000,000	3,004,527
Nederlandse Waterschapsbank
NV, 2.000%, 9/09/15	USD	2,400,000	2,426,076
Nederlandse Waterschapsbank
NV, 2.125%, 2/09/17	USD	1,700,000	1,742,439
Nederlandse Waterschapsbank
NV, 3.000%, 3/17/15	USD	1,000,000	1,005,249
			49,648,734
Norway — 3.6%
Kommunalbanken AS,
1.000%, 9/26/17	USD	4,780,000	4,757,032
Kommunalbanken AS,
1.125%, 12/15/16	GBP	3,000,000	4,704,157
Kommunalbanken AS,
2.125%, 3/15/19	USD	3,000,000	3,057,663
Kommunalbanken AS,
2.375%, 1/19/16	USD	7,500,000	7,647,008
Kommunalbanken AS,
4.750%, 3/17/17	CAD	630,000	581,560
Statoil ASA, 1.950%, 11/08/18	USD	1,500,000	1,501,026
Statoil ASA, 2.250%, 11/08/19	USD	5,000,000	5,008,605
			27,257,051

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Singapore — 2.8%
Singapore Government Bond,
0.500%, 4/01/18	SGD	13,000,000	$9,664,830
Singapore Government Bond,
2.500%, 6/01/19	SGD	7,200,000	5,680,703
Singapore Government Bond,
4.000%, 9/01/18	SGD	6,300,000	5,236,032
			20,581,565
Supranational — 9.8%
Council of Europe Development
Bank, 1.500%, 1/15/15	USD	3,985,000	3,986,219
Council of Europe Development
Bank, 1.750%, 12/19/16	GBP	5,100,000	8,108,041
Council of Europe Development
Bank, 7.500%, 4/30/18	NZD	1,500,000	1,287,388
Eurofima, 5.000%, 4/03/17	USD	3,000,000	3,266,397
European Bank for
Reconstruction & Development,
0.500%, 1/30/15	EUR	5,634,000	6,817,696
European Investment Bank,
1.375%, 1/15/18	GBP	1,500,000	2,361,538
European Investment Bank,
1.500%, 2/01/19	GBP	1,600,000	2,515,752
European Investment Bank,
4.125%, 12/07/17	GBP	3,000,000	5,092,029
European Investment Bank,
4.750%, 10/15/18	GBP	2,000,000	3,524,870
European Investment Bank,
5.375%, 3/07/19	GBP	3,000,000	5,451,346
European Union,
3.250%, 4/04/18	EUR	2,000,000	2,675,106
Inter-American Development
Bank, 6.500%, 8/20/19	AUD	10,000,000	9,489,415
International Bank for
Reconstruction & Development,
1.875%, 3/15/19	USD	1,000,000	1,014,202
Nordic Investment Bank,
3.500%, 1/30/18	NZD	13,232,000	10,160,378
Nordic Investment Bank,
4.875%, 1/22/19	NZD	2,500,000	2,006,519
Nordic Investment Bank,
5.000%, 2/01/17	USD	5,500,000	5,966,670
			73,723,566
Sweden — 5.4%
Nordea Bank AB,
2.250%, 10/05/17	EUR	1,500,000	1,910,550
Nordea Bank AB,
2.375%, 4/04/19(a)	USD	5,000,000	5,049,180
Nordea Bank AB,
3.875%, 12/15/15	GBP	4,100,000	6,572,917
Svensk Exportkredit AB,
1.750%, 5/30/17	USD	1,700,000	1,726,982
Svensk Exportkredit AB,
1.875%, 12/21/18(a)	GBP	9,500,000	15,151,470
Svensk Exportkredit AB,
2.125%, 7/13/16	USD	3,000,000	3,067,119
Svenska Handelsbanken AB,
2.250%, 6/17/19(a)	USD	6,000,000	6,038,388
Svenska Handelsbanken AB,
4.000%, 1/18/19	GBP	500,000	853,399
			40,370,005
United Kingdom — 4.3%
Lloyds TSB Bank PLC,
1.500%, 5/02/17	GBP	3,000,000	4,748,091
Network Rail Infrastructure
Finance PLC,
1.250%, 1/22/15	GBP	4,000,000	6,237,048
United Kingdom Gilt,
1.000%, 9/07/17	GBP	1,000,000	1,572,404
United Kingdom Gilt,
1.750%, 1/22/17	GBP	10,000,000	15,986,212
United Kingdom Gilt,
4.500%, 3/07/19	GBP	1,900,000	3,381,299
			31,925,054
United States — 16.6%
Apple, Inc.,
2.100%, 5/06/19(a)	USD	11,000,000	11,131,769
Bank of New York Mellon Corp.
(The), 2.300%, 7/28/16	USD	2,285,000	2,335,857
Bank of New York Mellon Corp.
(The), 2.500%, 1/15/16(a)	USD	1,500,000	1,528,965
Berkshire Hathaway, Inc.,
2.100%, 8/14/19	USD	1,500,000	1,511,101
Berkshire Hathaway, Inc.,
2.200%, 8/15/16	USD	15,000,000	15,318,570
Exxon Mobil Corp.,
1.819%, 3/15/19	USD	3,300,000	3,310,788
Federal National Mortgage
Association, 0.875%,
12/20/17(a)	USD	1,000,000	990,263
General Electric Capital Corp.,
1.600%, 11/20/17	USD	4,000,000	4,027,396
General Electric Capital Corp.,
2.250%, 11/09/15	USD	10,520,000	10,666,565
General Electric Capital Corp.,
5.625%, 9/15/17	USD	1,000,000	1,110,475
General Electric Capital Corp.,
5.625%, 5/01/18	USD	1,000,000	1,125,750
General Electric Capital Corp.,
6.000%, 8/07/19	USD	1,000,000	1,164,359
Google, Inc.,
2.125%, 5/19/16	USD	14,454,000	14,769,690
International Business Machines
Corp., 1.250%, 2/08/18	USD	13,000,000	12,901,668
Johnson & Johnson,
1.650%, 12/05/18	USD	4,000,000	4,014,192
Microsoft Corp., 1.625%,
12/06/18(a)	USD	6,000,000	6,012,216
Pfizer, Inc.,
2.100%, 5/15/19(a)	USD	5,832,000	5,869,278

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Toyota Motor Credit Corp.,
1.375%, 1/10/18(a)	USD	4,726,000	$4,704,336
Toyota Motor Credit Corp.,
2.000%, 10/24/18(a)	USD	1,500,000	1,515,864
Toyota Motor Credit Corp.,
2.100%, 1/17/19	USD	5,000,000	5,025,810
Toyota Motor Credit Corp.,
2.125%, 7/18/19(a)	USD	5,000,000	5,020,225
Toyota Motor Credit Corp.,
4.000%, 12/07/17	GBP	2,023,000	3,404,534
Wal-Mart Stores, Inc.,
2.250%, 7/08/15	USD	1,000,000	1,009,614
Wal-Mart Stores, Inc.,
2.800%, 4/15/16	USD	6,000,000	6,159,066
			124,628,351
TOTAL BONDS AND NOTES
(Identified Cost $744,443,733)			736,465,044

	SHARES		VALUE†
SHORT-TERM INVESTMENTS — 0.6%
United States — 0.6%
SSgA Government Money
Market Fund		1	1
SSgA Money Market Fund		4,510,536	4,510,536
			4,510,537
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $4,510,537)			4,510,537

COLLATERAL FOR SECURITIES ON LOAN — 9.2%
Short-Term — 9.2%
State Street Navigator Securities
Lending Prime Portfolio		69,183,654	69,183,654

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $69,183,654)			69,183,654

Total Investments — 108.1%
(Identified Cost $818,137,924)#			810,159,235
Liabilities, Less Cash and Other
Assets — (8.1%)			(60,746,087)
Net Assets — 100.0%			$749,413,148

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2014, the market value of the securities on loan was $80,366,477.
#	At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $818,137,924. Net unrealized depreciation aggregated $7,978,689 of which $4,223,491 related to appreciated investment securities and $12,202,180 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
NZD — New Zealand Dollar
SGD — Singapore Dollar
USD — U.S. Dollar

Ten Largest Industry Holdings as of December 31, 2014
(As a percentage of net assets):

Industry	Percentage
Banks	24.1%
Foreign Government/Agency-Canada	12.5%
Financials	10.4%
Industrials	10.0%
Supranational Organizations	9.8%
Foreign Government/Agency-Germany	6.1%
Foreign Government/Agency-United Kingdom	3.6%
Foreign Government/Agency-Netherlands	3.5%
Foreign Government/Agency-Finland	2.8%
Foreign Government/Agency-Norway	2.8%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Aerospace & Defense — 2.7%
Boeing Co. (The)	32,368	$4,207,193
United Technologies Corp.	26,908	3,094,420
Other Securities^(a)	111,355	11,847,864
		19,149,477
Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	33,744	3,751,320
Other Securities^(a)	26,254	2,588,139
		6,339,459
Airlines — 0.9%
Other Securities^(a)	121,329	6,192,096
		6,192,096
Auto Components — 0.7%
Other Securities^(a)	84,713	4,565,608
		4,565,608
Automobiles — 0.6%
Other Securities^(a)	162,221	4,157,481
		4,157,481
Beverages — 2.4%
Coca-Cola Co. (The)	158,069	6,673,673
PepsiCo, Inc.	72,240	6,831,014
Other Securities^(a)	40,373	3,137,662
		16,642,349
Biotechnology — 3.2%
Amgen, Inc.	24,256	3,863,738
Biogen Idec, Inc.*	9,350	3,173,857
Celgene Corp.*	37,050	4,144,413
Gilead Sciences, Inc.*	73,332	6,912,274
Other Securities^(a)	39,145	4,699,776
		22,794,058
Building Products — 0.2%
Other Securities^(a)	32,290	1,228,941
		1,228,941
Capital Markets — 1.5%
Other Securities^(a)	172,236	10,211,013
		10,211,013
Chemicals — 2.8%
Other Securities^(a)	232,223	19,967,282
		19,967,282
Commercial Banks — 3.5%
JPMorgan Chase & Co.	70,332	4,401,377
Wells Fargo & Co.	120,114	6,584,650
Other Securities^(a)	479,385	13,418,700
		24,404,727
Commercial Services & Supplies — 0.6%
Other Securities^(a)	106,762	4,224,025
		4,224,025
Communications Equipment — 1.2%
Cisco Systems, Inc.	119,113	3,313,128
Other Securities^(a)	100,182	5,132,330
		8,445,458
Computers & Peripherals — 5.0%
Apple, Inc.	240,102	26,502,459
Hewlett-Packard Co.	87,348	3,505,275
Other Securities^(a)	98,673	4,886,780
		34,894,514
Construction & Engineering — 0.1%
Other Securities^(a)	25,199	952,488
		952,488
Construction Materials — 0.1%
Other Securities^(a)	4,287	340,928
		340,928
Consumer Finance — 1.0%
American Express Co.	44,985	4,185,404
Other Securities^(a)	65,341	2,862,121
		7,047,525
Containers & Packaging — 0.4%
Other Securities^(a)	67,688	2,987,971
		2,987,971
Distributors — 0.1%
Other Securities^	14,390	863,867
		863,867
Diversified Consumer Services — 0.1%
Other Securities^(a)	28,501	1,041,048
		1,041,048
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B*	59,872	8,989,781
Other Securities^(a)	45,196	3,417,716
		12,407,497
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	251,354	8,442,981
Verizon Communications, Inc.	199,583	9,336,493
Other Securities^(a)	85,018	1,457,041
		19,236,515
Electric Utilities — 1.5%
Other Securities^(a)	205,552	10,843,695
		10,843,695
Electrical Equipment — 0.7%
Other Securities^(a)	71,443	4,579,847
		4,579,847
Electronic Equipment, Instruments & Components — 0.5%
Other Securities^(a)	90,408	3,654,781
		3,654,781

See notes to financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services — 1.3%
Schlumberger Ltd.	40,987	$3,500,700
Other Securities^(a)	163,257	5,513,046
		9,013,746
Food & Staples Retailing — 2.4%
CVS Health Corp.	35,902	3,457,722
Wal-Mart Stores, Inc.	64,795	5,564,595
Other Securities^(a)	144,172	7,946,427
		16,968,744
Food Products — 1.5%
Other Securities^(a)	189,360	10,641,183
		10,641,183
Gas Utilities — 0.2%
Other Securities^(a)	28,312	1,301,238
		1,301,238
Health Care Equipment & Supplies — 1.9%
Other Securities^(a)	188,403	13,133,831
		13,133,831
Health Care Providers & Services — 2.4%
UnitedHealth Group, Inc.	30,946	3,128,331
Other Securities^(a)	157,037	13,617,345
		16,745,676
Health Care Technology — 0.1%
Other Securities^(a)	13,666	698,125
		698,125
Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	47,187	4,421,422
Other Securities^(a)	179,039	11,783,726
		16,205,148
Household Durables — 0.4%
Other Securities^(a)	55,629	2,933,078
		2,933,078
Household Products — 2.0%
Colgate-Palmolive Co.	43,025	2,976,900
Procter & Gamble Co. (The)	86,823	7,908,707
Other Securities^	29,741	3,199,676
		14,085,283
Independent Power Producers & Energy Traders — 0.1%
Other Securities^	37,059	694,775
		694,775
Industrial Conglomerates — 1.5%
3M Co.	29,357	4,823,942
General Electric Co.	155,119	3,919,857
Other Securities^(a)	19,314	1,766,916
		10,510,715
Insurance — 1.9%
Other Securities^(a)	235,065	13,267,746
		13,267,746
Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	15,609	4,844,253
Other Securities^(a)	37,565	3,749,757
		8,594,010
Internet Software & Services — 2.4%
Facebook, Inc., Class A*	71,993	5,616,894
Google, Inc., Class A*	6,697	3,553,830
Google, Inc., Class C*	6,742	3,548,989
Other Securities^(a)	70,619	4,106,276
		16,825,989
IT Services — 4.0%
International Business
Machines Corp.(a)	45,376	7,280,125
Mastercard, Inc., Class A	48,736	4,199,094
Visa, Inc., Class A	15,763	4,133,058
Other Securities^(a)	234,274	12,733,206
		28,345,483
Leisure Equipment & Products — 0.2%
Other Securities^(a)	22,402	1,194,438
		1,194,438
Life Sciences Tools & Services — 0.5%
Other Securities^(a)	34,827	3,290,774
		3,290,774
Machinery — 1.9%
Other Securities^(a)	193,419	13,382,681
		13,382,681
Marine — 0.0%
Other Securities^	2,800	170,608
		170,608
Media — 3.9%
Comcast Corp., Class A	83,256	4,829,681
Comcast Corp., Class A Special	16,746	963,984
Walt Disney Co. (The)	51,592	4,859,451
Other Securities^(a)	423,904	16,419,742
		27,072,858
Metals & Mining — 0.4%
Other Securities^(a)	120,895	3,058,689
		3,058,689
Multi-Utilities — 1.0%
Other Securities^(a)	130,415	6,941,453
		6,941,453
Multiline Retail — 0.8%
Other Securities^(a)	81,172	5,401,644
		5,401,644

See notes to financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	42,605	$4,779,429
Exxon Mobil Corp.	138,505	12,804,787
Other Securities^(a)	515,231	24,901,950
		42,486,166
Paper & Forest Products — 0.2%
Other Securities^(a)	25,752	1,083,992
		1,083,992
Personal Products — 0.1%
Other Securities^(a)	24,838	1,035,196
		1,035,196
Pharmaceuticals — 5.0%
AbbVie, Inc.	77,280	5,057,203
Johnson & Johnson	90,562	9,470,068
Merck & Co., Inc.	92,060	5,228,088
Pfizer, Inc.	135,092	4,208,116
Other Securities^(a)	142,062	11,494,859
		35,458,334
Professional Services — 0.3%
Other Securities^	36,034	2,312,513
		2,312,513
Real Estate Investment Trusts (REITs) — 0.0%
Other Securities^	6,739	260,530

Real Estate Management & Development — 0.1%
Other Securities^(a)	24,746	998,714
		998,714
Road & Rail — 1.3%
Union Pacific Corp.	34,881	4,155,373
Other Securities^(a)	93,636	4,806,836
		8,962,209
Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	194,619	7,062,723
Other Securities^(a)	298,010	10,330,552
		17,393,275
Software — 4.1%
Microsoft Corp.	316,572	14,704,769
Oracle Corp.	142,147	6,392,351
Other Securities^(a)	193,264	8,018,944
		29,116,064
Specialty Retail — 3.3%
Home Depot, Inc. (The)	64,918	6,814,442
Lowe’s Cos., Inc.	46,660	3,210,208
Other Securities^(a)	219,697	13,099,391
		23,124,041
Textiles, Apparel & Luxury Goods — 1.0%
Other Securities^(a)	87,936	6,886,378
		6,886,378
Thrifts & Mortgage Finance — 0.1%
Other Securities^(a)	38,676	533,755
		533,755
Tobacco — 1.5%
Altria Group, Inc.	92,614	4,563,092
Philip Morris International, Inc.	49,564	4,036,988
Other Securities^	25,639	1,633,454
		10,233,534
Trading Companies & Distributors — 0.3%
Other Securities^(a)	36,738	2,366,046
		2,366,046
Transportation Infrastructure — 0.0%
Other Securities^(a)	844	11,799

Water Utilities — 0.1%
Other Securities^	10,042	401,121
		401,121
Wireless Telecommunication Services — 0.1%
Other Securities^(a)	24,500	897,852
		897,852
TOTAL COMMON STOCKS
(Identified Cost $357,111,767)		671,212,084

RIGHTS & WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Other Securities^	7,172	179

Media — 0.0%
Other Securities^	189	1,796

TOTAL RIGHTS & WARRANTS
(Identified Cost $466)		1,975

MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. Micro Cap Portfolio	1,444,593	27,981,772

TOTAL MUTUAL FUNDS
(Identified Cost $18,566,327)		27,981,772

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	2,363,000	2,363,000
		2,363,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,363,001)		2,363,001

See notes to financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 3.8%
Short-Term — 3.8%
State Street Navigator Securities
Lending Prime Portfolio	26,756,637	$26,756,637

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $26,756,637)		26,756,637

Total Investments — 103.6%
(Identified Cost $404,798,198)#		728,315,469
Liabilities, Less Cash and
Other Assets — (3.6%)		(25,231,902)
Net Assets — 100.0%		$703,083,567

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2014, the market value of the securities on loan was $36,915,680.
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.
#	At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $404,798,198. Net unrealized appreciation aggregated $323,517,271 of which $327,186,363 related to appreciated investment securities and $3,669,092 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.4%
Northrop Grumman Corp.	34,405	$5,070,953
Other Securities^	24,828	2,744,323
		7,815,276
Air Freight & Logistics — 0.7%
FedEx Corp.	23,058	4,004,252

Airlines — 1.0%
Southwest Airlines Co.	121,103	5,125,079
Other Securities^	15,490	352,875
		5,477,954
Auto Components — 0.2%
Other Securities^(a)	11,088	880,510
		880,510
Automobiles — 1.1%
General Motors Co.	120,210	4,196,531
Other Securities^	131,309	2,035,290
		6,231,821
Beverages — 0.3%
Other Securities^	18,566	1,383,538

Building Products — 0.1%
Other Securities^	17,316	620,086

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)	84,048	3,409,827
Goldman Sachs Group, Inc. (The)	29,043	5,629,405
Morgan Stanley	80,814	3,135,583
Other Securities^	36,091	1,562,315
		13,737,130
Chemicals — 0.7%
Other Securities^	44,128	3,595,113
		3,595,113
Commercial Banks — 9.3%
Bank of America Corp.	401,196	7,177,396
Citigroup, Inc.	129,458	7,004,972
JPMorgan Chase & Co.	317,238	19,852,754
Wells Fargo & Co.	133,983	7,344,948
Other Securities^(a)	398,388	9,441,437
		50,821,507
Commercial Services & Supplies — 0.5%
Other Securities^(a)	72,143	2,807,725
		2,807,725
Communications Equipment — 1.7%
Cisco Systems, Inc.	292,696	8,141,339
Other Securities^	54,173	1,076,604
		9,217,943
Computers & Peripherals — 2.4%
Hewlett-Packard Co.	288,913	11,594,079
Other Securities^	32,679	1,647,962
		13,242,041
Construction & Engineering — 0.2%
Other Securities^	26,687	886,318
		886,318
Construction Materials — 0.2%
Other Securities^	20,131	1,323,211

Consumer Finance — 0.8%
Capital One Financial Corp.	51,466	4,248,518
Other Securities^	9,220	199,244
		4,447,762
Containers & Packaging — 0.5%
Other Securities^	54,055	2,593,881
		2,593,881
Diversified Consumer Services — 0.2%
Other Securities^(a)	9,082	1,092,586
		1,092,586
Diversified Financial Services — 0.7%
Other Securities^	58,920	3,872,204
		3,872,204
Diversified Telecommunication Services — 4.2%
AT&T, Inc.(a)	574,818	19,308,136
CenturyLink, Inc.	74,065	2,931,493
Other Securities^(a)	112,508	802,132
		23,041,761
Electrical Equipment — 0.4%
Other Securities^	31,879	2,166,497

Electronic Equipment, Instruments & Components — 0.8%
Other Securities^	142,866	4,402,214
		4,402,214
Energy Equipment & Services — 2.0%
Baker Hughes, Inc.	57,947	3,249,088
National Oilwell Varco, Inc.	54,238	3,554,216
Other Securities^(a)	192,883	3,877,969
		10,681,273
Food & Staples Retailing — 3.8%
CVS Health Corp.	214,034	20,613,615

Food Products — 2.4%
Archer-Daniels-Midland Co.	72,181	3,753,412
Other Securities^(a)	181,668	9,391,348
		13,144,760
Gas Utilities — 0.0%
Other Securities^	6,838	259,707

See notes to financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 1.1%
Other Securities^(a)	256,349	$5,713,337
		5,713,337
Health Care Providers & Services — 5.3%
Aetna, Inc.	59,961	5,326,336
Anthem, Inc.	53,394	6,710,024
Express Scripts Holding Co.*	90,745	7,683,379
Humana, Inc.	23,386	3,358,931
UnitedHealth Group, Inc.	27,893	2,819,703
Other Securities^(a)	40,983	3,092,839
		28,991,212
Hotels, Restaurants & Leisure — 1.2%
Other Securities^	154,754	6,255,737
		6,255,737
Household Durables — 0.7%
Other Securities^(a)	65,465	3,573,866
		3,573,866
Household Products — 0.1%
Other Securities^	2,400	308,544

Independent Power Producers &
Energy Traders — 0.3%
Other Securities^	64,226	1,686,185
		1,686,185
Industrial Conglomerates — 3.1%
General Electric Co.	655,512	16,564,788
Other Securities^	4,727	405,151
		16,969,939
Insurance — 6.7%
American International Group, Inc.	85,649	4,797,200
Hartford Financial Services Group, Inc.	72,050	3,003,764
Travelers Companies, Inc. (The)	26,570	2,812,434
Other Securities^(a)	536,641	25,733,451
		36,346,849
Internet & Catalog Retail — 0.6%
Other Securities^	99,654	3,077,735
		3,077,735
Internet Software & Services — 0.2%
Other Securities^	20,140	1,062,668
		1,062,668
IT Services — 1.1%
Other Securities^	242,382	6,046,228
		6,046,228
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	31,662	3,966,932
Other Securities^	172	20,736
		3,987,668
Machinery — 0.9%
Other Securities^(a)	74,915	4,887,220
		4,887,220
Marine — 0.0%
Other Securities^	1,480	119,495

Media — 8.3%
Comcast Corp., Class A	294,928	17,108,773
Comcast Corp., Class A Special	88,831	5,113,557
Time Warner Cable, Inc.	53,984	8,208,807
Time Warner, Inc.	156,541	13,371,732
Other Securities^(a)	32,484	1,060,846
		44,863,715
Metals & Mining — 1.8%
Freeport-McMoRan, Inc.	137,131	3,203,380
Other Securities^(a)	285,984	6,309,450
		9,512,830
Multiline Retail — 0.9%
Other Securities^(a)	64,189	4,686,648
		4,686,648
Oil, Gas & Consumable Fuels — 17.3%
Anadarko Petroleum Corp.	79,961	6,596,783
Apache Corp.	58,435	3,662,122
Chevron Corp.	167,777	18,821,224
ConocoPhillips	210,107	14,509,989
Devon Energy Corp.	52,283	3,200,242
Exxon Mobil Corp.	170,915	15,801,092
Marathon Oil Corp.	108,210	3,061,261
Marathon Petroleum Corp.	53,009	4,784,592
Occidental Petroleum Corp.	83,865	6,760,358
Valero Energy Corp.	85,962	4,255,119
Other Securities^(a)	322,743	12,540,495
		93,993,277
Paper & Forest Products — 0.5%
International Paper Co.	52,855	2,831,971

Pharmaceuticals — 4.2%
Pfizer, Inc.	674,228	21,002,202
Other Securities^(a)	9,481	1,754,561
		22,756,763
Professional Services — 0.1%
Other Securities^	4,858	331,170

Road & Rail — 3.2%
CSX Corp.	178,258	6,458,287
Norfolk Southern Corp.	50,188	5,501,107
Union Pacific Corp.	24,018	2,861,264
Other Securities^	50,855	2,344,454
		17,165,112

See notes to financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	273,543	$9,926,875
Other Securities^(a)	68,758	2,025,233
		11,952,108
Software — 0.4%
Other Securities^	104,605	2,276,989
		2,276,989
Specialty Retail — 0.3%
Other Securities^(a)	81,178	1,816,925
		1,816,925
Textiles, Apparel & Luxury Goods — 0.1%
Other Securities^	2,887	370,027

Thrifts & Mortgage Finance — 0.0%
Other Securities^(a)	12,645	189,974
		189,974
Trading Companies & Distributors — 0.0%
Other Securities^(a)	3,877	176,314
		176,314
Wireless Telecommunication Services — 0.2%
Other Securities^(a)	94,765	1,195,452
		1,195,452
TOTAL COMMON STOCKS
(Identified Cost $370,089,971)		541,506,643

RIGHTS & WARRANTS — 0.0%
Media — 0.0%
Other Securities^(a)	439	4,169

TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		4,169

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government
Money Market Fund	1	1
SSgA Money Market Fund	1,537,154	1,537,154
		1,537,155
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,537,155)		1,537,155

COLLATERAL FOR SECURITIES ON LOAN— 2.7%
Short-Term — 2.7%
State Street Navigator Securities
Lending Prime Portfolio	14,597,321	14,597,321

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $14,597,321)		14,597,321

Total Investments — 102.6%
(Identified Cost $386,224,447)#		557,645,288
Liabilities, Less Cash and
Other Assets — (2.6%)		(13,974,228)
Net Assets — 100.0%		$543,671,060

†	See Note 1.
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2014, the market value of the securities on loan was $34,893,969.
#	At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $386,224,447. Net unrealized appreciation aggregated $171,420,841 of which $181,126,943 related to appreciated investment securities and $9,706,102 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.7%
Esterline Technologies Corp.*	8,187	$897,950
Other Securities^(a)	188,877	6,002,625
		6,900,575
Air Freight & Logistics — 0.5%
Other Securities^(a)	79,676	2,113,248
		2,113,248
Airlines — 1.1%
JetBlue Airways Corp.(a)*	70,428	1,116,988
Spirit Airlines, Inc.*	24,342	1,839,768
Other Securities^(a)	44,472	1,378,962
		4,335,718
Auto Components — 1.0%
Other Securities^(a)	151,850	3,899,933
		3,899,933
Automobiles — 0.2%
Other Securities^	20,100	901,272
		901,272
Beverages — 0.1%
Other Securities^	20,765	485,383
		485,383
Biotechnology — 0.8%
Other Securities^(a)	138,456	3,065,147
		3,065,147
Building Products — 0.9%
Other Securities^(a)	125,807	3,454,048
		3,454,048
Capital Markets — 1.6%
Other Securities^(a)	337,354	6,576,341
		6,576,341
Chemicals — 2.7%
PolyOne Corp.	32,703	1,239,771
Sensient Technologies Corp.	15,705	947,640
Other Securities^(a)	344,359	8,404,357
		10,591,768
Commercial Banks — 8.6%
Bank of Hawaii Corp.(a)	14,616	866,875
Bank of the Ozarks, Inc.	22,676	859,874
Investors Bancorp, Inc.	98,313	1,103,552
Other Securities^(a)	1,499,865	31,599,121
		34,429,422
Commercial Services & Supplies — 2.6%
Deluxe Corp.	16,300	1,014,675
Other Securities^(a)	387,495	9,252,883
		10,267,558
Communications Equipment — 1.8%
Other Securities^(a)	441,553	7,127,031
		7,127,031
Computers & Peripherals — 0.7%
Other Securities^(a)	124,813	2,863,541
		2,863,541
Construction & Engineering — 0.9%
Other Securities^(a)	163,083	3,793,900
		3,793,900
Construction Materials — 0.1%
Other Securities^	20,396	402,900
		402,900
Consumer Finance — 0.9%
Other Securities^(a)	105,315	3,498,643
		3,498,643
Containers & Packaging — 0.6%
Berry Plastics Group, Inc.*	28,537	900,342
Graphic Packaging Holding Co.*	73,153	996,344
Other Securities^(a)	15,522	518,949
		2,415,635
Distributors — 0.3%
Pool Corp.	13,484	855,425
Other Securities^	10,694	384,804
		1,240,229
Diversified Consumer Services — 1.2%
Other Securities^(a)	161,487	4,620,705
		4,620,705
Diversified Financial Services — 0.4%
Other Securities^(a)	58,921	1,554,424
		1,554,424
Diversified Telecommunication Services — 0.6%
Other Securities^(a)	212,033	2,460,883
		2,460,883
Electric Utilities — 1.5%
Other Securities^(a)	152,282	6,049,495
		6,049,495
Electrical Equipment — 1.0%
Other Securities^(a)	149,292	4,170,906
		4,170,906
Electronic Equipment, Instruments & Components — 3.5%
Anixter International, Inc.*	10,952	968,814
Belden, Inc.	14,228	1,121,309
Cognex Corp.*	20,722	856,440
Zebra Technologies Corp., Class A*	11,097	859,019
Other Securities^(a)	446,487	10,352,972
		14,158,554

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services — 1.7%
Other Securities^(a)	497,819	$6,629,870
		6,629,870
Food & Staples Retailing — 1.2%
Casey’s General Stores, Inc.	11,874	1,072,460
Other Securities^(a)	129,549	3,589,173
		4,661,633
Food Products — 2.2%
Pilgrim’s Pride Corp.(a)*	35,228	1,155,126
Other Securities^(a)	225,637	7,493,299
		8,648,425
Gas Utilities — 1.2%
Other Securities^(a)	96,064	4,872,243
		4,872,243
Health Care Equipment & Supplies — 2.9%
STERIS Corp.	13,388	868,212
West Pharmaceutical Services, Inc.	21,087	1,122,672
Other Securities^(a)	316,952	9,651,863
		11,642,747
Health Care Providers & Services — 4.1%
Health Net, Inc.*	24,891	1,332,415
Healthsouth Corp.	28,764	1,106,263
LifePoint Hospitals, Inc.*	12,078	868,529
VCA, Inc.*	29,029	1,415,744
Other Securities^(a)	355,125	11,668,201
		16,391,152
Health Care Technology — 0.6%
Other Securities^(a)	127,392	2,275,726
		2,275,726
Hotels, Restaurants & Leisure — 4.6%
Brinker International, Inc.	15,110	886,806
Buffalo Wild Wings, Inc.(a)*	5,933	1,070,195
Cheesecake Factory, Inc. (The)(a)	16,891	849,786
Cracker Barrel Old Country
Store, Inc.(a)	6,708	944,218
Jack in the Box, Inc.	13,300	1,063,468
Vail Resorts, Inc.	11,911	1,085,449
Other Securities^(a)	498,554	12,262,615
		18,162,537
Household Durables — 1.3%
Other Securities^(a)	237,457	5,253,916
		5,253,916
Household Products — 0.2%
Other Securities^(a)	23,077	899,862
		899,862
Independent Power Producers & Energy Traders — 0.0%
Other Securities^	6,513	177,023

Industrial Conglomerates — 0.1%
Other Securities^	13,509	337,725

Insurance — 4.6%
Amtrust Financial Services, Inc.(a)	17,614	990,787
Aspen Insurance Holdings Ltd.	20,865	913,261
CNO Financial Group, Inc.	60,833	1,047,544
Other Securities^(a)	497,370	15,345,474
		18,297,066
Internet & Catalog Retail — 0.6%
HSN, Inc.	10,851	824,676
Other Securities^(a)	88,076	1,407,945
		2,232,621
Internet Software & Services — 1.7%
j2 Global, Inc.(a)	15,658	970,796
Other Securities^(a)	321,544	5,728,777
		6,699,573
IT Services — 3.0%
Sapient Corp.*	35,142	874,333
Other Securities^(a)	380,468	10,933,370
		11,807,703
Leisure Equipment & Products — 0.2%
Other Securities^(a)	70,739	882,779
		882,779
Life Sciences Tools & Services — 0.6%
Charles River Laboratories
International, Inc.*	15,456	983,620
Parexel International Corp.(a)*	14,826	823,733
Other Securities^(a)	56,852	679,442
		2,486,795
Machinery — 3.8%
Other Securities^(a)	521,468	15,001,617
		15,001,617
Marine — 0.1%
Other Securities^(a)	21,614	406,547
		406,547
Media — 1.6%
Other Securities^(a)	391,842	6,510,049
		6,510,049
Metals & Mining — 1.5%
Other Securities^(a)	336,192	5,789,361
		5,789,361
Multi-Utilities — 0.5%
Other Securities^(a)	38,946	1,816,985
		1,816,985
Multiline Retail — 0.3%
Other Securities^(a)	62,002	1,157,190
		1,157,190

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 2.2%
Other Securities^(a)	672,766	$8,825,881
		8,825,881
Paper & Forest Products — 1.0%
Other Securities^(a)	151,441	4,166,354
		4,166,354
Personal Products — 0.3%
Other Securities^(a)	35,083	1,242,367
		1,242,367
Pharmaceuticals — 1.1%
Akorn, Inc.(a)*	23,698	857,868
Other Securities^(a)	155,468	3,344,194
		4,202,062
Professional Services — 1.4%
Other Securities^(a)	231,348	5,504,782
		5,504,782
Real Estate Investment Trusts (REITs) — 0.0%
Other Securities^	9,560	194,873
		194,873
Real Estate Management & Development — 0.5%
Other Securities^(a)	65,053	1,963,231
		1,963,231
Road & Rail — 1.6%
Landstar System, Inc.(a)	11,596	841,058
Other Securities^(a)	142,734	5,364,145
		6,205,203
Semiconductors & Semiconductor Equipment — 4.2%
RF Micro Devices, Inc.(a)*	77,719	1,289,358
Synaptics, Inc.(a)*	12,601	867,453
TriQuint Semiconductor, Inc.*	31,351	863,720
Other Securities^(a)	852,753	13,645,301
		16,665,832
Software — 3.3%
Manhattan Associates, Inc.*	24,248	987,379
Tyler Technologies, Inc.*	8,702	952,347
Verint Systems, Inc.*	14,795	862,253
Other Securities^(a)	465,460	10,494,361
		13,296,340
Specialty Retail — 5.0%
CST Brands, Inc	18,803	819,999
Office Depot, Inc.*	129,524	1,110,668
Penske Auto Group, Inc.	20,300	996,121
Other Securities^(a)	609,533	16,895,224
		19,822,012
Textiles, Apparel & Luxury Goods — 1.6%
Deckers Outdoor Corp.(a)*	9,523	866,974
Other Securities^(a)	178,353	5,441,735
		6,308,709
Thrifts & Mortgage Finance — 1.7%
Other Securities^(a)	459,092	6,848,316
		6,848,316
Tobacco — 0.1%
Other Securities^(a)	24,614	297,875
		297,875
Trading Companies & Distributors — 1.2%
Other Securities^(a)	141,927	4,672,566
		4,672,566
Transportation Infrastructure — 0.1%
Other Securities^(a)	23,396	327,076

Water Utilities — 0.2%
Other Securities^(a)	35,291	1,001,337
		1,001,337
Wireless Telecommunication Services — 0.2%
Other Securities^(a)	40,327	891,822
		891,822
TOTAL COMMON STOCKS
(Identified Cost $269,380,032)		396,855,042

RIGHTS & WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Other Securities^	50,175	1,255

Pharmaceuticals — 0.0%
Other Securities^(b) (c)	14,384	—

Wireless Telecommunication Services — 0.0%
Other Securities^	2,600	6,552

TOTAL RIGHTS & WARRANTS
(Identified Cost $22,581)		7,807

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,070,153	1,070,153
		1,070,154
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,070,154)		1,070,154
See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 19.3%
State Street Navigator Securities
Lending Prime Portfolio	76,978,136	$76,978,136

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $76,978,136)		76,978,136

Total Investments — 119.2%
(Identified Cost $347,450,903)#		474,911,139
Liabilities, Less Cash and
Other Assets — (19.2%)		(76,348,753)
Net Assets — 100.0%		$398,562,386

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2014, the market value of the securities on loan was $82,280,811.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.
#	At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $347,450,903. Net unrealized appreciation aggregated $127,460,236 of which $146,404,552 related to appreciated investment securities and $18,944,316 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Australia — 5.7%
Macquarie Group Ltd.	95,501	$4,544,696
National Australia Bank Ltd.	177,040	4,856,390
Wesfarmers Ltd.	161,748	5,509,169
Other Securities^(a)	4,051,401	23,539,189
		38,449,444
Austria — 0.0%
Other Securities^(a)	13,716	263,513
		263,513
Belgium — 1.4%
Other Securities^(a)	149,098	9,678,298
		9,678,298
Canada — 8.6%
Canadian Natural Resources Ltd.	121,797	3,765,664
Canadian Natural Resources Ltd.	81,115	2,504,831
Manulife Financial Corp.	243,493	4,648,541
Suncor Energy, Inc.(a)	259,369	8,237,834
Suncor Energy, Inc.	27,648	878,653
Other Securities^(a)	2,318,693	37,630,635
		57,666,158
Denmark — 1.2%
Other Securities^	287,447	8,277,728
		8,277,728
Finland — 0.9%
Other Securities^(a)	368,330	6,037,575
		6,037,575
France — 9.0%
AXA SA	318,289	7,396,723
BNP Paribas SA	61,658	3,675,253
Cie de Saint-Gobain	94,495	4,028,328
GDF Suez	296,273	6,965,756
Orange SA	358,763	6,142,816
Renault SA	59,687	4,371,735
Vivendi SA*	298,408	7,470,924
Other Securities^(a)	982,693	20,634,742
		60,686,277
Germany — 7.5%
Allianz SE	75,950	12,622,920
Bayerische Motoren Werke AG	57,902	6,289,674
Daimler AG	169,178	14,119,116
E.On AG	182,553	3,135,651
Other Securities^(a)	424,852	14,558,927
		50,726,288
Hong Kong — 2.7%
Sun Hung Kai Properties Ltd.	230,677	3,519,061
Other Securities^(a)	5,802,933	14,884,175
		18,403,236
Ireland — 0.2%
Other Securities^(a)	2,806,192	1,485,283
		1,485,283
Israel — 0.4%
Other Securities^	624,125	2,481,588
		2,481,588
Italy — 1.9%
UniCredit SpA	501,400	3,236,847
Other Securities^(a)	3,822,827	9,323,749
		12,560,596
Japan — 22.1%
Asahi Kasei Corp.	351,000	3,239,527
Honda Motor Co., Ltd.	203,000	5,975,772
Mitsubishi UFJ Financial Group, Inc.	955,000	5,298,026
Mitsubishi UFJ Financial
Group, Inc., ADR	1,031,340	5,703,310
Mizuho Financial Group, Inc.	4,432,400	7,493,413
Nippon Steel Sumitomo Metal Corp.	1,348,275	3,387,009
Nissan Motor Co., Ltd.	426,800	3,766,302
NTT DOCOMO, Inc.	267,400	3,946,929
Sony Corp., ADR(a)	187,979	3,847,930
Sumitomo Mitsui Financial
Group, Inc.	225,900	8,251,064
Other Securities^(a)	14,459,651	97,533,331
		148,442,613
Netherlands — 2.8%
ING Groep NV*	513,355	6,727,437
Other Securities^(a)	799,210	11,983,250
		18,710,687
New Zealand — 0.1%
Other Securities^	206,388	936,556
		936,556
Norway — 0.8%
Other Securities^(a)	566,625	5,708,446
		5,708,446
Portugal — 0.0%
Other Securities^(a)	554,590	11,132
		11,132
Singapore — 1.1%
Other Securities^(a)	3,112,746	7,352,092
		7,352,092
Spain — 2.7%
Banco de Sabadell SA(a)	1,201,558	3,205,950
Iberdrola SA	998,019	6,759,234
Other Securities^(a)	1,085,180	7,922,309
		17,887,493

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Sweden — 3.3%
SSAB AB, B Shares	283,451	$3,619,699
Svenska Cellulosa AB, Series B	158,011	3,423,499
Telefonaktiebolaget LM Ericsson	392,300	4,748,030
Other Securities^(a)	732,761	10,083,801
		21,875,029
Switzerland — 10.7%
ABB Ltd.*	225,349	4,791,670
Adecco SA*	46,946	3,251,088
Holcim Ltd.*	63,904	4,586,150
Novartis AG	218,398	20,286,718
Swiss Re AG*	80,138	6,742,651
UBS Group AG*	318,461	5,474,249
Zurich Insurance Group AG*	25,793	8,086,580
Other Securities^	318,006	18,432,746
		71,651,852
United Kingdom — 16.2%
Anglo American PLC	256,085	4,791,608
Barclays PLC, ADR(a)	282,969	4,247,365
BP PLC, ADR(a)	595,785	22,711,324
HSBC Holdings PLC, ADR	254,297	12,010,447
Kingfisher PLC	681,910	3,618,921
Royal Dutch Shell PLC, ADR(a)	227,594	15,831,439
Royal Dutch Shell PLC, ADR	116,399	7,792,913
Standard Chartered PLC	325,426	4,884,426
Vodafone Group PLC	3,655,264	12,684,590
Other Securities^(a)	5,952,701	20,404,515
		108,977,548
TOTAL COMMON STOCKS
(Identified Cost $635,625,868)		668,269,432

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Other Securities^	2,494	202,680

TOTAL PREFERRED STOCKS
(Identified Cost $153,233)		202,680

RIGHTS & WARRANTS — 0.0%
Australia — 0.0%
Other Securities^	999	811

Spain — 0.0%
Other Securities^(a)	119,968	66,328
		66,328
TOTAL RIGHTS & WARRANTS
(Identified Cost $2,000)		67,139

SHORT-TERM INVESTMENTS — 0.5%
United States — 0.5%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	3,596,240	3,596,240
		3,596,241
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,596,241)		3,596,241

COLLATERAL FOR SECURITIES ON LOAN — 12.4%
Short-Term — 12.4%
State Street Navigator Securities
Lending Prime Portfolio	83,323,393	83,323,393

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $83,323,393)		83,323,393

Total Investments — 112.3%
(Identified Cost $722,700,735)#		755,458,885
Liabilities, Less Cash and
Other Assets — (12.3%)		(82,596,421)
Net Assets — 100.0%		$672,862,464

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2014, the market value of the securities on loan was $80,302,255.
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.
#	At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $722,700,735. Net unrealized appreciation aggregated $32,758,150 of which $92,864,104 related to appreciated investment securities and $60,105,954 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

Ten Largest Industry Holdings as of December 31, 2014
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	18.7%
Oil, Gas & Consumable Fuels	12.4%
Insurance	10.2%
Automobiles	5.7%
Metals & Mining	5.6%
Chemicals	4.4%
Pharmaceuticals	3.5%
Diversified Telecommunication Services	2.9%
Capital Markets	2.9%
Wireless Telecommunication Services	2.6%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
DFA International Small
Company Portfolio(a)	18,206,576	$309,147,657

TOTAL MUTUAL FUNDS
(Identified Cost $226,049,706)		309,147,657

Total Investments — 99.9%
(Identified Cost $226,049,706)#		309,147,657
Cash and Other Assets,
Less Liabilities — 0.1%		324,164
Net Assets — 100.0%		$309,471,821

†	See Note 1.
(a)	Please refer to the Portfolio of Investments of the DFA Investment Dimensions Group, Inc., International Small Company Portfolio included elsewhere in this report.
#	At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $226,049,706. Net unrealized appreciation aggregated $83,097,951, which related solely to appreciated investment securities.

See notes to financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Brazil — 5.4%
Banco do Brasil SA	110,081	$984,360
BM&FBOVESPA SA	237,631	880,545
Petroleo Brasileiro SA, ADR	154,811	1,130,120
Vale SA	209,739	1,728,757
Other Securities^(a)	711,715	3,842,062
		8,565,844
		8,565,844
Chile — 1.8%
Enersis SA, ADR	68,236	1,093,823
Other Securities^(a)	854,767	1,713,015
		2,806,838
China — 16.4%
Agricultural Bank of China Ltd.,
H Shares	2,808,000	1,419,453
Bank of China Ltd., H Shares	6,314,902	3,558,655
China Construction Bank Corp.,
H Shares	4,676,810	3,829,669
China Merchants Bank Co., Ltd.,
H Shares	351,000	880,821
China Petroleum & Chemical
Corp., ADR	14,038	1,137,218
China Shenhua Energy Co., Ltd.	281,500	831,288
China Unicom Hong Kong Ltd., ADR	51,381	691,074
Industrial & Commercial Bank of
China Ltd., H Shares	3,297,000	2,406,430
Other Securities^(a)	19,707,666	11,004,643
		25,759,251
Colombia — 0.5%
Other Securities^	78,678	816,919
		816,919
Czech Republic — 0.4%
Other Securities^	38,166	689,364
		689,364
Greece — 0.2%
Other Securities^	194,082	303,676
		303,676
Hungary — 0.3%
Other Securities^	25,134	478,992
		478,992
India — 8.1%
ICICI Bank Ltd., ADR	74,950	865,672
Reliance Industries Ltd.	178,046	2,516,154
Other Securities^(c)	2,648,510	9,360,434
		12,742,260
Indonesia — 2.5%
Other Securities^	29,448,356	3,985,175
		3,985,175
Korea — 14.5%
Hana Financial Group, Inc.	24,268	706,524
Hyundai Motor Co.	19,401	2,983,004
KB Financial Group, Inc., ADR*	31,479	1,026,845
LG Display Co., Ltd., ADR*	55,508	840,946
LG Electronics, Inc.	16,319	877,453
POSCO, ADR	30,423	1,941,292
Samsung C&T Corp.	11,993	671,036
Shinhan Financial Group Co.,
Ltd., ADR*	24,410	985,920
Other Securities^(a)	434,283	12,745,029
		22,778,049
Malaysia — 3.8%
Genting Bhd	306,500	777,536
Other Securities^	6,125,000	5,201,542
		5,979,078
Mexico — 6.8%
Cemex SAB de CV*	644,945	658,332
Cemex SAB de CV, ADR(a)*	77,751	792,283
Fomento Economico Mexicano SAB
de CV, ADR	26,809	2,359,996
Grupo Financiero Banorte SAB de CV	241,387	1,333,754
Grupo Mexico SAB de CV, Series B	479,156	1,389,686
Other Securities^(a)	1,198,551	4,140,241
		10,674,292
Philippines — 1.2%
Other Securities^	5,446,642	1,897,771
		1,897,771
Poland — 2.0%
KGHM Polska Miedz SA	22,947	705,478
PGE SA	146,794	783,194
Polski Koncern Naftowy Orlen SA	53,663	741,465
Other Securities^	264,815	844,829
		3,074,966
Russia — 2.0%
Gazprom OAO, ADR	556,206	2,586,358
Other Securities^	276,465	576,177
		3,162,535
South Africa — 8.1%
Barclays Africa Group Ltd.	50,814	799,477
Sasol Ltd.	32,743	1,219,992
Sasol Ltd., ADR	33,739	1,281,070
Standard Bank Group Ltd.	113,807	1,411,599
Steinhoff International Holdings Ltd.	219,432	1,126,776
Other Securities^(a)	1,313,140	6,912,999
		12,751,913
Spain — 0.5%
Banco Santander SA, ADR	85,757	714,356
Other Securities^	13,874	125,264
		839,620

See notes to financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 15.4%
China Steel Corp.	1,009,800	$840,382
CTBC Financial Holding Co., Ltd.	1,134,331	737,627
Fubon Financial Holding Co., Ltd.	853,211	1,368,831
Innolux Corp.	1,455,757	709,406
Mega Financial Holding Co., Ltd.	851,704	658,951
Pegatron Corp.	287,249	663,540
Taiwan Cement Corp.	499,772	686,352
United Microelectronics Corp.	1,984,513	926,257
Yuanta Financial Holding Co., Ltd.	1,388,365	676,565
Other Securities^(a)	25,262,013	16,961,819
		24,229,730
Thailand — 2.9%
PTT PCL	163,800	1,613,106
Other Securities^	6,744,923	2,869,636
		4,482,742
Turkey — 2.8%
Akbank TAS	183,934	682,302
Other Securities^	1,410,184	3,766,390
		4,448,692
TOTAL COMMON STOCKS
(Identified Cost $157,213,174)		150,467,707

PREFERRED STOCKS — 3.0%
Brazil — 2.9%
Petroleo Brasileiro SA, ADR	192,885	1,462,068
Vale SA	301,843	2,183,598
Other Securities^(a)	210,089	888,253
		4,533,919
Colombia — 0.1%
Other Securities^	11,718	156,704
		156,704
TOTAL PREFERRED STOCKS
(Identified Cost $9,544,883)		4,690,623

RIGHTS & WARRANTS — 0.0%
Korea — 0.0%
Other Securities^(b)	2,447	2,560
		2,560
Thailand — 0.0%
Other Securities^	237,700	2,240

TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		4,800

SHORT-TERM INVESTMENTS — 0.7%
United States — 0.7%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,125,685	1,125,685
		1,125,686
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,125,686)		1,125,686

COLLATERAL FOR SECURITIES ON LOAN — 3.9%
Short-Term — 3.9%
State Street Navigator Securities
Lending Prime Portfolio	6,068,489	6,068,489

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $6,068,489)		6,068,489

Total Investments — 103.2%
(Identified Cost $173,952,232)#		162,357,305
Liabilities, Less Cash and
Other Assets — (3.2%)		(4,991,807)
Net Assets — 100.0%		$157,365,498

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2014, the market value of the securities on loan was $5,828,050.
(b)	Bankrupt security/delisted.
(c)	144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2014 amounted to $287,725 or 0.18% of the net assets of the Fund.
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.

#

At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $173,952,232. Net unrealized depreciation aggregated $11,594,927 of which $16,799,290 related to appreciated investment securities and $28,394,217 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
BDR — Brazilian Depository Receipt
GDR — Global Depository Receipt

See notes to financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

Ten Largest Industry Holdings as of December 31, 2014 (As a percentage of net assets):

Industry	Percentage
Commercial Banks	24.4%
Oil, Gas & Consumable Fuels	12.6%
Metals & Mining	11.2%
Real Estate Management & Development	3.3%
Electronic Equipment, Instruments & Components	3.0%
Industrial Conglomerates	3.0%
Automobiles	2.9%
Chemicals	2.7%
Computers & Peripherals	2.4%
Construction Materials	2.2%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.0%
Capital Markets — 0.0%
Ashford, Inc.(a)*	259	$24,346
		24,346
Real Estate Investment Trusts (REITs) — 99.0%
Acadia Realty Trust	16,372	524,395
Agree Realty Corp.(a)	3,565	110,836
Alexander’s, Inc.(a)	576	251,816
Alexandria Real Estate Equities, Inc.	19,170	1,701,146
American Assets Trust, Inc.	8,601	342,406
American Campus Communities, Inc.	27,822	1,150,718
American Realty Capital
Properties, Inc.(a)	233,137	2,109,890
American Tower Corp. REIT	3,344	330,554
AmREIT, Inc.	1,160	30,786
Apartment Investment &
Management Co.	39,288	1,459,549
Ashford Hospitality Prime, Inc.	3,566	61,193
Ashford Hospitality Trust, Inc.	22,598	236,827
Associated Estates Realty Corp.	14,572	338,216
AvalonBay Communities, Inc.	35,115	5,737,440
BioMed Realty Trust, Inc.	52,564	1,132,229
Boston Properties, Inc.	40,649	5,231,120
Brandywine Realty Trust	47,513	759,258
Camden Property Trust	23,174	1,711,168
Campus Crest Communities, Inc.(a)	15,999	116,953
CBL & Associates Properties, Inc.(a)	45,509	883,785
Cedar Realty Trust, Inc.	16,725	122,762
Chambers Street Properties	3,952	31,853
Chatham Lodging Trust(a)	1,947	56,405
Chesapeake Lodging Trust	13,150	489,311
CoreSite Realty Corp.	1,655	64,628
Corporate Office Properties Trust	24,722	701,363
Cousins Properties, Inc.	54,609	623,635
CubeSmart	41,352	912,639
CyrusOne, Inc.(a)	7,754	213,623
DCT Industrial Trust, Inc.	22,745	811,087
DDR Corp.	80,374	1,475,667
DiamondRock Hospitality Co.	52,308	777,820
Digital Realty Trust, Inc.	36,064	2,391,043
Douglas Emmett, Inc.	36,663	1,041,229
Duke Realty Corp.	90,835	1,834,867
DuPont Fabros Technology, Inc.	17,555	583,528
EastGroup Properties, Inc.	8,363	529,545
Education Realty Trust, Inc.	12,213	446,874
EPR Properties	15,192	875,515
Equity Commonwealth	17,838	457,901
Equity Lifestyle Properties, Inc.	21,182	1,091,932
Equity One, Inc.	18,103	459,092
Equity Residential	88,014	6,322,926
Essex Property Trust, Inc.	16,594	3,428,320
Excel Trust, Inc.(a)	15,431	206,621
Extra Space Storage, Inc.	29,533	1,731,815
Federal Realty Investment Trust	18,182	2,426,570
FelCor Lodging Trust, Inc.	28,688	310,404
First Industrial Realty Trust, Inc.	28,702	590,113
First Potomac Realty Trust	14,955	184,844
Franklin Street Properties Corp.	24,015	294,664
Gaming and Leisure Properties, Inc.	23,959	702,957
General Growth Properties, Inc.	140,995	3,966,189
Getty Realty Corp.	6,559	119,439
Gladstone Commercial Corp.	4,539	77,935
Glimcher Realty Trust	37,982	521,873
Government Properties Income Trust	18,733	431,046
HCP, Inc.	122,082	5,375,270
Health Care REIT, Inc.	85,536	6,472,509
Healthcare Realty Trust, Inc.	25,502	696,715
Healthcare Trust of America, Inc.,
Class A	30,053	809,628
Hersha Hospitality Trust	50,401	354,319
Highwoods Properties, Inc.	23,945	1,060,285
Home Properties, Inc.(a)	15,397	1,010,043
Hospitality Properties Trust	39,850	1,235,350
Host Hotels & Resorts, Inc.	201,712	4,794,694
Hudson Pacific Properties, Inc.	14,392	432,624
Inland Real Estate Corp.	24,024	263,063
Investors Real Estate Trust	30,119	246,072
Iron Mountain, Inc.(a)	7,050	272,553
Kilroy Realty Corp.	22,161	1,530,660
Kimco Realty Corp.	109,366	2,749,461
Kite Realty Group Trust	19,246	553,130
LaSalle Hotel Properties	27,825	1,126,078
Lexington Realty Trust(a)	55,796	612,640
Liberty Property Trust	39,614	1,490,675
LTC Properties, Inc.	8,859	382,443
Macerich Co. (The)	37,446	3,123,371
Mack-Cali Realty Corp.	22,143	422,046
Medical Properties Trust, Inc.(a)	44,793	617,248
Mid-America Apartment
Communities, Inc.	20,080	1,499,574
Monmouth Real Estate Investment
Corp., Class A	11,020	121,991
National Health Investors, Inc.	7,049	493,148
National Retail Properties, Inc.	33,901	1,334,682
Omega Healthcare Investors, Inc.	33,919	1,325,215
One Liberty Properties, Inc.	1,927	45,612
Parkway Properties, Inc.	18,562	341,355
Pebblebrook Hotel Trust	17,913	817,370
Pennsylvania Real Estate
Investment Trust	18,306	429,459
Piedmont Office Realty Trust, Inc.,
Class A	39,745	748,796
Post Properties, Inc.	14,612	858,747
Prologis, Inc.	133,564	5,747,259
PS Business Parks, Inc.	5,090	404,859
Public Storage	39,095	7,226,711
Ramco-Gershenson Properties Trust	19,871	372,383
Realty Income Corp.(a)	59,195	2,824,193
Regency Centers Corp.	24,845	1,584,614
Retail Opportunity Investments Corp.(a)	23,106	387,950
Retail Properties of America, Inc.,
Class A	63,403	1,058,196

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Rexford Industrial Realty, Inc.	660	$10,369
RLJ Lodging Trust	35,099	1,176,869
Rouse Properties, Inc. REIT(a)	3,972	73,561
Ryman Hospitality Properties(a)	10,339	545,279
Sabra Healthcare REIT, Inc.	13,677	415,370
Saul Centers, Inc.	3,133	179,176
Select Income REIT(a)	7,548	184,247
Senior Housing Properties Trust	52,886	1,169,309
Simon Property Group, Inc.	83,919	15,282,489
SL Green Realty Corp.	25,779	3,068,217
Sotherly Hotels, Inc.	100	750
Sovran Self Storage, Inc.	8,972	782,538
Spirit Realty Capital, Inc.	102,600	1,219,914
STAG Industrial, Inc.	11,846	290,227
Starwood Waypoint Residential Trust	10,021	264,254
Strategic Hotels & Resorts, Inc.*	59,200	783,216
Summit Hotel Properties, Inc.	21,776	270,893
Sun Communities, Inc.	10,940	661,432
Sunstone Hotel Investors, Inc.	53,502	883,318
Tanger Factory Outlet Centers	25,542	944,032
Taubman Centers, Inc.	16,201	1,238,080
Terreno Realty Corp.	1,582	32,637
UDR, Inc.	68,117	2,099,366
UMH Properties, Inc.	1,915	18,288
Universal Health Realty Income Trust	3,107	149,509
Urstadt Biddle Properties, Inc.(a)	1,000	18,550
Urstadt Biddle Properties, Inc.,
Class A	6,294	137,713
Ventas, Inc.(a)	78,120	5,601,204
Vornado Realty Trust	44,876	5,282,354
Washington Prime Group, Inc.	40,462	696,756
Washington Real Estate Investment
Trust(a)	17,896	495,003
Weingarten Realty Investors(a)	30,910	1,079,377
Whitestone REIT, Class B(a)	3,697	55,862
WP Carey, Inc.(a)	23,343	1,636,344
		171,527,814
TOTAL COMMON STOCKS
(Identified Cost $115,396,245)		171,552,160

SHORT-TERM INVESTMENTS — 0.4%
United States — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	609,174	609,174
		609,175

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $609,175)		609,175

COLLATERAL FOR SECURITIES ON LOAN — 7.1%
Short-Term — 7.1%
State Street Navigator Securities
Lending Prime Portfolio	12,275,578	12,275,578

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $12,275,578)		12,275,578

Total Investments — 106.5%
(Identified Cost $128,280,998)#		184,436,913
Liabilities, Less Cash and
Other Assets — (6.5%)		(11,184,218)
Net Assets — 100.0%		$173,252,695

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2014, the market value of the securities on loan was $17,335,056.
*	Non-income producing security.
#

At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $128,280,998. Net unrealized appreciation aggregated $56,155,915 of which $58,029,278 related to appreciated investment securities and $1,873,363 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2014 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
ASSETS
Investments in securities, at value	$593,197,958	$810,159,235	$728,315,469
Cash	579	402	3,142
Foreign currency, at value	—	677,284	—
Receivable for investments sold	—	(3,392)	—
Dividends and interest receivable	2,504,200	5,995,897	771,851
Receivable for fund shares sold	1,121,913	1,004,048	1,737,087
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	2,175,282	—
Receivable from the Adviser (Note 2)	46,522	—	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	39,463	32,567	28,117
Total Assets	596,910,635	820,041,323	730,855,666

LIABILITIES
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	302,894	542,637	370,132
Due to custodian bank	—	—	—
Collateral for securities on loan (Note 1)	—	69,183,654	26,756,637
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	320,245	—
Advisory fee payable (Note 2)	100,989	198,092	303,149
Sub-Advisory fee payable (Note 2)	50,495	31,815	27,444
Administration fee payable (Note 2)	50,495	63,631	59,403
Sub-Administration fee payable (Note 2)	21,799	28,410	25,153
Custody and accounting fees payable	22,757	45,240	35,254
Trustees’ fees payable (Note 2)	7,001	7,001	7,001
Shareholder servicing fee payable (Note 2)	126,236	159,076	148,508
Transfer agent fee payable	9,434	11,122	11,458
Professional fees payable	32,027	32,029	27,960
Accrued expenses and other liabilities	—	5,223	—
Total Liabilities	724,127	70,628,175	27,772,099

NET ASSETS	$596,186,508	$749,413,148	$703,083,567
NET ASSETS CONSIST OF:
Capital paid in	$597,153,173	$748,172,835	$405,637,741
Undistributed/(overdistributed) net investment income	(982,202)	(24,742,567)	(50,299)
Accumulated net realized gain/(loss)	497,851	32,287,625	(26,021,146)
Net unrealized appreciation/(depreciation) on:
Investments (1)	(482,314)	(7,978,689)	323,517,271
Foreign currency and forward currency transactions	—	1,673,944	—

NET ASSETS	$596,186,508	$749,413,148	$703,083,567

Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	58,593,583	77,655,617	36,621,035
Net asset value per share	$10.17	$9.65	$19.20

Identified cost of investments	$593,680,272	$818,137,924	$404,798,198
Cost of foreign currency	$—	$677,934	$—
(1) Net of deferred capital gain country tax of:	$—	$—	$—

See notes to financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund

$557,645,288	$474,911,139	$755,458,885	$309,147,657	$162,357,305	$184,436,913
7,487	6,225	3,615	—	733	805
—	—	2,132,754	—	1,269,686	—
—	213,537	—	152,000	—	—
497,309	274,701	474,664	—	42,661	837,458
1,463,001	774,048	1,857,304	813,886	621,834	494,577

—	—	—	—	—	—
1,631	45,752	—	71	61,784	33,586
—	—	366,743	—	13,416	—
24,186	22,027	28,280	22,208	26,000	23,019
559,638,902	476,247,429	760,322,245	310,135,822	164,393,419	185,826,358

591,576	—	2,844,449	—	455,307	—
255,143	201,784	479,908	206,000	56,279	73,653
—	—	—	151,256	—	—
14,597,321	76,978,136	83,323,393	—	6,068,489	12,275,578

—	—	—	—	—	—
227,603	165,658	344,091	156,848	79,482	72,908
45,521	115,960	114,697	—	66,235	21,872
45,521	33,132	57,349	26,141	13,247	14,582
19,939	14,768	27,763	12,964	5,855	5,601
23,754	32,628	70,329	8,291	75,472	13,242
7,001	7,001	7,001	7,001	7,001	7,001
113,802	82,829	143,371	65,353	33,118	36,454
11,365	11,159	11,666	11,121	9,016	9,442
27,961	35,761	35,764	17,877	40,132	36,135
1,335	6,227	—	1,149	118,288	7,195
15,967,842	77,685,043	87,459,781	664,001	7,027,921	12,573,663

$543,671,060	$398,562,386	$672,862,464	$309,471,821	$157,365,498	$173,252,695

$367,171,788	$266,330,988	$680,211,272	$243,071,813	$173,109,531	$124,470,140
24,844	(233,074)	(137,017)	(961,393)	(669,608)	551,633
5,053,587	5,004,236	(39,897,577)	(15,736,550)	(3,340,494)	(7,924,993)

171,420,841	127,460,236	32,758,150	83,097,951	(11,710,551)	56,155,915
—	—	(72,364)	—	(23,380)	—

$543,671,060	$398,562,386	$672,862,464	$309,471,821	$157,365,498	$173,252,695

31,552,208	16,147,308	62,640,614	16,466,194	17,327,936	16,159,012
$17.23	$24.68	$10.74	$18.79	$9.08	$10.72

$386,224,447	$347,450,903	$722,700,735	$226,049,706	$173,952,232	$128,280,998
$—	$—	$2,161,142	$—	$1,290,550	$—
$—	$—	$—	$—	$115,624	$—

See notes to financial statements.

STATEMENT OF OPERATIONS—SIX MONTHS ENDED DECEMBER 31, 2014 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$6,435,359
Interest (1)	1,545,580	6,982,468	53,365
Other income	—	—	57,582
Taxes withheld	—	—	(790)
Total Income	1,545,580	6,982,468	6,545,516
Expenses:
Advisory fees (Note 2)	589,187	1,122,794	1,708,243
Shareholder Services fees (Note 2)	736,484	935,661	854,121
Administration fees (Note 2)	294,594	374,264	341,648
Sub-Advisory fees (Note 2)	294,594	187,132	157,842
Expense recouped by Adviser (Note 2)	—	45,193	35,244
Sub-Administration fees (Note 2)	44,937	57,622	52,197
Trustees’ fees and expenses (Note 2)	13,890	13,890	13,890
Custody and accounting fees	47,926	92,252	84,161
Transfer agent fees	56,895	63,938	70,810
Professional fees *	48,007	48,007	48,008
Registration fees	21,316	21,746	19,322
Other expenses **	30,745	31,617	31,307
Total expenses before waivers and reimbursements:	2,178,575	2,994,116	3,416,793
Less: Fee waiver by Adviser (Note 2)	(263,717)	—	(308)
Net expenses	1,914,858	2,994,116	3,416,485
Net investment income	(369,278)	3,988,352	3,129,031

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments (2)	534,291	(592,249)	14,729,123
Foreign currency and forward currency transactions	—	33,476,644	—
Increase/(decrease) in unrealized appreciation/(depreciation) on:
Investments (3)	(1,124,513)	(36,059,845)	13,989,000
Foreign currency and forward currency transactions	—	4,532,157	—
Net realized and unrealized gain (loss) on investments and
foreign currency transactions	(590,222)	1,356,707	28,718,123

Net increase (decrease) in net assets resulting from operations	$(959,500)	$5,345,059	$31,847,154
(1) Interest income includes security lending income of:	$—	$56,008	$53,356
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance and printing services.

See notes to financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund

$5,572,700	$2,407,636	$7,412,952	$5,738,470	$2,377,752	$3,409,356
39,822	195,960	246,521	—	30,861	12,898
914	2,735	—	—	—	—
565	(382)	(437,423)	—	(335,159)	—
5,614,001	2,605,949	7,222,050	5,738,470	2,073,454	3,422,254

1,341,617	956,540	2,104,581	964,843	495,170	401,651
670,808	478,270	876,909	402,018	206,321	200,825
268,323	191,308	350,764	160,807	82,528	80,330
268,323	669,578	701,527	—	412,641	120,495
4,536	—	—	14,688	—	—
41,626	29,639	56,662	26,158	12,978	11,965
13,890	13,890	13,890	13,890	13,890	13,890
52,326	67,498	160,702	16,445	175,560	25,865
69,564	68,635	71,430	68,554	59,887	61,799
48,008	51,740	51,740	60,972	56,732	52,113
17,293	15,600	18,072	15,328	15,693	13,376
28,133	24,328	35,233	25,684	21,474	17,857
2,824,447	2,567,026	4,441,510	1,769,387	1,552,874	1,000,166
(7,049)	(271,320)	—	(508)	(356,214)	(196,865)
2,817,398	2,295,706	4,441,510	1,768,879	1,196,660	803,301
2,796,603	310,243	2,780,540	3,969,591	876,794	2,618,953

16,408,038	10,110,150	2,657,161	9,851,471	(2,353,450)	(121,568)
—	—	(345,610)	—	(95,157)	—

(12,105,794)	(6,323,961)	(90,549,743)	(57,788,302)	(19,619,328)	13,575,088
—	—	(116,591)	—	(26,134)	—

4,302,244	3,786,189	(88,354,783)	(47,936,831)	(22,094,069)	13,453,520

$7,098,847	$4,096,432	$(85,574,243)	$(43,967,240)	$(21,217,275)	$16,072,473

$39,815	$195,953	$246,194	$—	$30,815	$12,895
$—	$—	$—	$—	$7,375	$—
$—	$—	$—	$—	$(259,813)	$—

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended
	12/31/2014	Year Ended
	(Unaudited)	06/30/2014
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$(369,278)	$(1,147,057)
Net realized gain/(loss) on investments and foreign currency transactions	534,291	550,396
Net increase/(decrease) in unrealized appreciation/(depreciation)	(1,124,513)	489,449
Net increase/(decrease) in net assets from operations	(959,500)	(107,212)

Distributions to shareholders from:
Net investment income	—	—
Net realized gains	(165,210)	(114,951)
Total distributions	(165,210)	(114,951)

Share transactions
Proceeds from sale of shares	87,145,469	205,195,471
Value of distributions reinvested	160,985	113,239
Cost of shares redeemed	(54,200,005)	(71,857,450)
Total share transactions	33,106,449	133,451,260
Total increase/(decrease) in net assets	31,981,739	133,229,097
NET ASSETS
Beginning of year	564,204,769	430,975,672
End of period	$596,186,508	$564,204,769

Undistributed/(overdistributed) net investment income, end of period	$(982,202)	$(612,924)
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	8,550,986	20,122,851
Issued for distributions reinvested	15,814	11,113
Shares redeemed	(5,317,786)	(7,046,868)
Net increase in fund shares	3,249,014	13,087,096

See notes to financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended		Six Months Ended
12/31/2014	Year Ended	12/31/2014	Year Ended
(Unaudited)	06/30/2014	(Unaudited)	06/30/2014

$3,988,352	$6,634,921	$3,129,031	$5,089,863
32,884,395	(21,406,344)	14,729,123	17,679,691
(31,527,688)	21,476,603	13,989,000	99,956,657
5,345,059	6,705,180	31,847,154	122,726,211

(8,005,581)	(5,661,444)	(5,704,448)	(4,667,969)
(559,293)	—	—	—
(8,564,874)	(5,661,444)	(5,704,448)	(4,667,969)

89,505,664	215,446,045	78,557,671	161,518,084
8,396,572	5,604,172	5,622,603	4,624,960
(69,856,746)	(101,304,016)	(69,365,595)	(104,492,882)
28,045,490	119,746,201	14,814,679	61,650,162
24,825,675	120,789,937	40,957,385	179,708,404

724,587,473	603,797,536	662,126,182	482,417,778
$749,413,148	$724,587,473	$703,083,567	$662,126,182

$(24,742,567)	$(20,725,338)	$(50,299)	$2,525,118

9,215,363	22,265,838	4,209,323	9,536,614
871,014	582,252	292,845	272,056
(7,190,463)	(10,470,837)	(3,696,900)	(6,167,294)
2,895,914	12,377,253	805,268	3,641,376

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	12/31/2014	Year Ended
	(Unaudited)	06/30/2014
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,796,603	$4,111,519
Net realized gain on investments and foreign currency transactions	16,408,038	26,486,498
Net increase/(decrease) in unrealized appreciation/(depreciation)	(12,105,794)	77,055,275
Net increase/(decrease) in net assets from operations	7,098,847	107,653,292

Distributions to shareholders from:
Net investment income	(5,065,746)	(3,577,447)
Net realized gains	(26,595,456)	(8,710,628)
Total distributions	(31,661,202)	(12,288,075)

Share transactions
Proceeds from sale of shares	61,217,764	126,344,779
Value of distributions reinvested	31,194,488	12,171,498
Cost of shares redeemed	(50,993,178)	(90,920,816)
Total share transactions	41,419,074	47,595,461
Total increase/(decrease) in net assets	16,856,719	142,960,678
NET ASSETS
Beginning of year	526,814,341	383,853,663
End of period	$543,671,060	$526,814,341

Undistributed/(overdistributed) net investment income, end of period	$24,844	$2,293,987
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	3,415,967	7,661,054
Issued for distributions reinvested	1,828,516	736,328
Shares redeemed	(2,837,630)	(5,495,166)
Net increase in fund shares	2,406,853	2,902,216

See notes to financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended		Six Months Ended
12/31/2014	Year Ended	12/31/2014	Year Ended
(Unaudited)	06/30/2014	(Unaudited)	06/30/2014

$310,243	$164,838	$2,780,540	$23,052,433
10,110,150	21,935,831	2,311,551	17,513,594
(6,323,961)	51,204,312	(90,666,334)	101,517,103
4,096,432	73,304,981	(85,574,243)	142,083,130

(393,585)	(352,555)	(23,676,271)	(11,554,773)
(19,591,405)	(8,734,416)	—	—
(19,984,990)	(9,086,971)	(23,676,271)	(11,554,773)

41,433,886	84,792,347	85,086,851	160,085,163
19,703,032	9,005,698	23,356,387	11,448,261
(31,779,639)	(71,133,410)	(52,241,115)	(98,573,854)
29,357,279	22,664,635	56,202,123	72,959,570
13,468,721	86,882,645	(53,048,391)	203,487,927

385,093,665	298,211,020	725,910,855	522,422,928
$398,562,386	$385,093,665	$672,862,464	$725,910,855

$(233,074)	$(149,732)	$(137,017)	$20,758,714

1,673,637	3,496,711	7,268,492	13,553,071
808,827	370,757	2,182,840	987,771
(1,277,059)	(2,929,731)	(4,466,763)	(8,322,181)
1,205,405	937,737	4,984,569	6,218,661

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended
	12/31/2014	Year Ended
	(Unaudited)	06/30/2014
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,969,591	$2,199,022
Net realized gain/(loss) on investments and foreign currency transactions	9,851,471	9,242,435
Net increase/(decrease) in unrealized appreciation/(depreciation)	(57,788,302)	60,765,834
Net increase/(decrease) in net assets from operations	(43,967,240)	72,207,291

Distributions to shareholders from:
Net investment income	(5,027,536)	(4,973,670)
Net realized gains	(1,916,305)	—
Total distributions	(6,943,841)	(4,973,670)

Share transactions
Proceeds from sale of shares	39,406,647	75,261,696
Value of distributions reinvested	6,848,891	4,926,274
Cost of shares redeemed	(23,206,346)	(43,401,345)
Total share transactions	23,049,192	36,786,625
Total increase/(decrease) in net assets	(27,861,889)	104,020,246
NET ASSETS
Beginning of year	337,333,710	233,313,464
End of period	$309,471,821	$337,333,710

Undistributed/(overdistributed) net investment income, end of period	$(961,393)	$96,552
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,949,010	3,676,282
Issued for distributions reinvested	364,303	245,699
Shares redeemed	(1,143,797)	(2,113,831)
Net increase in fund shares	1,169,516	1,808,150

See notes to financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended		Six Months Ended
12/31/2014	Year Ended	12/31/2014	Year Ended
(Unaudited)	06/30/2014	(Unaudited)	06/30/2014

$876,794	$1,421,560	$2,618,953	$2,971,810
(2,448,607)	(348,406)	(121,568)	538,018
(19,645,462)	17,108,480	13,575,088	12,484,569
(21,217,275)	18,181,634	16,072,473	15,994,397

(2,195,315)	(1,050,092)	(3,700,920)	(2,151,440)
(196,315)	(1,030,334)	—	—
(2,391,630)	(2,080,426)	(3,700,920)	(2,151,440)

29,270,092	62,163,483	20,795,487	44,682,005
2,357,432	2,061,142	3,636,384	2,128,426
(12,986,260)	(14,983,433)	(13,748,640)	(15,495,137)
18,641,264	49,241,192	10,683,231	31,315,294
(4,967,641)	65,342,400	23,054,784	45,158,251

162,333,139	96,990,739	150,197,911	105,039,660
$157,365,498	$162,333,139	$173,252,695	$150,197,911

$(669,608)	$648,913	$551,633	$1,633,600

2,907,668	6,335,272	2,040,493	4,928,644
263,990	211,399	339,215	253,384
(1,288,309)	(1,510,703)	(1,335,962)	(1,690,430)
1,883,349	5,035,968	1,043,746	3,491,598

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed
	Income Fund
	Six Months Ended
	December 31, 2014	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	(unaudited)	June 30, 2014		June 30, 2013	June 30, 2012	June 30, 2011		June 30, 2010
Net Asset Value, Beginning of Period	$10.19	$10.20		$10.24	$10.27	$10.28		$10.27

Income from Investment Operations:
Net investment income/(loss)	(0.01)	(0.02)		(0.01)	0.01	0.02		0.07
Net realized and unrealized
gain/(loss) on investments	(0.01)	0.01		—	0.01	0.06		0.12
Total from investment operations	(0.02)	(0.01)		(0.01)	0.02	0.08		0.19

Less Distributions:
Distributions from net
investment income	—	—		—	(0.01)	(0.02)		(0.07)
Distributions from capital gains	0.00 (1)	(0.00	)(1)	(0.03)	(0.04)	(0.07)		(0.11)
Total distributions	0.00 (1)	(0.00	)(1)	(0.03)	(0.05)	(0.09)		(0.18)

Net asset value, end of period	$10.17	$10.19		$10.20	$10.24	$10.27		$10.28

Total return (2)	(0.17)%	(0.07)%		(0.10)%	0.16%	0.80%		1.80%
Net assets, end of period (000s)	$596,187	$564,205		$430,976	$368,700	$324,334		$231,308
Ratio of net expenses to
average net assets (3)	0.65%	0.65%		0.65%	0.65%	0.65%		0.65%
Ratio of gross expenses to
average net assets (3)(4)	0.74%	0.75%		0.81%	0.83%	0.89%		0.91%
Ratio of net investment income/(loss)
to average net assets (3)	(0.13)%	(0.23)%		(0.14)%	0.05%	0.24%		0.66%
Portfolio turnover rate	62%	94%		33%	95%	92%		104%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income/(loss) per share
would have been (4)	$(0.01)	$(0.03)		$(0.03)	$(0.01)	$(0.00	)(1)	$0.05

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
	Six Months Ended
	December 31, 2014	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$9.69	$9.68	$9.95	$10.03	$10.24	$9.93

Income from Investment Operations:
Net investment income	0.06	0.10	0.11	0.19	0.21	0.25
Net realized and unrealized
gain/(loss) on investments	0.01	—	(0.06)	—	—	0.25
Total from investment operations	0.07	0.10	0.05	0.19	0.21	0.50

Less Distributions:
Distributions from net
investment income	(0.10)	(0.09)	(0.32)	(0.27)	(0.42)	(0.19)
Distributions from capital gains	(0.01)	—	—	—	—	—
Total distributions	(0.11)	(0.09)	(0.32)	(0.27)	(0.42)	(0.19)

Net asset value, end of period	$9.65	$9.69	$9.68	$9.95	$10.03	$10.24

Total return (1)	0.74%	0.99%	0.48%	1.96%	2.12%	5.02%
Net assets, end of period (000s)	$749,413	$724,587	$603,798	$555,836	$559,666	$472,374
Ratio of net expenses to
average net assets (2)	0.80%	0.80%	0.80%	0.82%	0.85%	0.85%
Ratio of gross expenses to
average net assets (2)(3)	0.80%	0.80%	0.80%	0.82%	1.15%	1.17%
Ratio of net investment income
to average net assets (2)	1.07%	1.00%	1.19%	1.85%	2.32%	2.54%
Portfolio turnover rate	16%	24%	36%	36%	15%	29%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income per share would
have been (3)	$0.06	$0.10	$0.11	$0.19	$0.18	$0.22
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core
	Market Fund
	Six Months Ended
	December 31, 2014	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$18.49	$14.99	$12.57	$12.31	$9.48	$8.42

Income from Investment Operations:
Net investment income	0.09	0.14	0.17	0.13	0.11	0.10
Net realized and unrealized
gain on investments	0.78	3.50	2.44	0.21	2.85	1.07
Total from investment operations	0.87	3.64	2.61	0.34	2.96	1.17

Less Distributions:
Distributions from net
investment income	(0.16)	(0.14)	(0.19)	(0.08)	(0.13)	(0.11)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.16)	(0.14)	(0.19)	(0.08)	(0.13)	(0.11)

Net asset value, end of period	$19.20	$18.49	$14.99	$12.57	$12.31	$9.48

Total return (1)	4.69%	24.36%	20.98%	2.80%	31.36%	13.88%
Net assets, end of period (000s)	$703,084	$662,126	$482,418	$405,579	$416,164	$324,603
Ratio of net expenses to
average net assets (2)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to
average net assets (2)(3)	1.00%	1.00%	1.07%	1.09%	1.19%	1.18%
Ratio of net investment income
to average net assets (2)	0.92%	0.89%	1.20%	1.04%	0.93%	0.95%
Portfolio turnover rate	6%	11%	5%	6%	9%	6%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income per share would
have been (3)	$0.09	$0.14	$0.16	$0.12	$0.09	$0.08

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Value Fund
	Six Months Ended
	December 31, 2014	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$18.08	$14.63	$11.22	$11.81	$8.81	$7.42

Income from Investment Operations:
Net investment income	0.09	0.14	0.15	0.13	0.12	0.06
Net realized and unrealized
gain/(loss) on investments	0.12	3.77	3.41	(0.62)	2.98	1.42
Total from investment operations	0.21	3.91	3.56	(0.49)	3.10	1.48

Less Distributions:
Distributions from net
investment income	(0.17)	(0.13)	(0.15)	(0.10)	(0.10)	(0.09)
Distributions from capital gains	(0.89)	(0.33)	—	—	—	—
Total distributions	(1.06)	(0.46)	(0.15)	(0.10)	(0.10)	(0.09)

Net asset value, end of period	$17.23	$18.08	$14.63	$11.22	$11.81	$8.81

Total return (1)	1.25%	27.01%	31.92%	(4.02)%	35.33%	19.92%
Net assets, end of period (000s)	$543,671	$526,814	$383,854	$308,668	$322,289	$239,673
Ratio of net expenses to
average net assets (2)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to
average net assets (2)(3)	1.05%	1.06%	1.14%	1.17%	1.26%	1.27%
Ratio of net investment income
to average net assets (2)	1.04%	0.90%	1.14%	1.21%	1.09%	0.67%
Portfolio turnover rate	11%	20%	21%	11%	21%	28%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income per share would
have been (3)	$0.09	$0.14	$0.14	$0.12	$0.09	$0.04

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

SA U.S.
Small Company Fund
Six Months Ended
December 31, 2014			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
(unaudited)			June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$25.77		$21.29	$16.94	$17.51	$12.54	$10.26

Income from Investment Operations:
Net investment income	0.02		0.01	0.18	0.05	0.03	0.00 (1)
Net realized and unrealized
gain/(loss) on investments	0.20		5.12	4.40	(0.54)	4.98	2.36
Total from investment operations	0.22		5.13	4.58	(0.49)	5.01	2.36

Less Distributions:
Distributions from net
investment income	(0.03)		(0.03)	(0.21)	—	(0.04)	(0.08)
Distributions from capital gains	(1.28)		(0.62)	(0.02)	(0.08)	—	—
Total distributions	(1.31)		(0.65)	(0.23)	(0.08)	(0.04)	(0.08)

Net asset value, end of period	$24.68		$25.77	$21.29	$16.94	$17.51	$12.54

Total return (2)	0.89%		24.29%	27.26%	(2.74)%	39.96%	23.06%
Net assets, end of period (000s)	$398,562		$385,094	$298,211	$245,839	$266,628	$204,161
Ratio of net expenses to
average net assets (3)	1.20%		1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to
average net assets (3)(4)	1.34%		1.35%	1.43%	1.45%	1.56%	1.57%
Ratio of net investment income
to average net assets (3)	0.16%		0.05%	0.96%	0.31%	0.17%	0.03%
Portfolio turnover rate	6%		13%	23%	14%	16%	13%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income/(loss) per share
would have been (4)	$(0.00	)(1)	$(0.01)	$0.14	$0.01	$(0.03)	$(0.04)

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Value Fund
	Six Months Ended
	December 31, 2014	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$12.59	$10.16	$8.96	$11.50	$8.96	$8.51

Income from Investment Operations:
Net investment income	0.03	0.40	0.23	0.24	0.23	0.17
Net realized and unrealized
gain/(loss) on investments	(1.49)	2.25	1.25	(2.57)	2.50	0.51
Total from investment operations	(1.46)	2.65	1.48	(2.33)	2.73	0.68

Less Distributions:
Distributions from net
investment income	(0.39)	(0.22)	(0.28)	(0.21)	(0.19)	(0.23)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.39)	(0.22)	(0.28)	(0.21)	(0.19)	(0.23)

Net asset value, end of period	$10.74	$12.59	$10.16	$8.96	$11.50	$8.96

Total return (1)	(11.56)%	26.23%	16.59%	(20.23)%	30.63%	7.69%
Net assets, end of period (000s)	$672,862	$725,911	$522,423	$442,289	$536,333	$420,271
Ratio of net expenses to
average net assets (2)	1.27%	1.26%	1.33%	1.34%	1.34%	1.33%
Ratio of gross expenses to
average net assets (2)(3)	1.27%	1.26%	1.33%	1.34%	1.34%	1.33%
Ratio of net investment income
to average net assets (2)	0.79%	3.58%	2.32%	2.60%	2.12%	1.65%
Portfolio turnover rate	11%	15%	17%	22%	25%	20%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income per share
would have been (3)	$0.03	$0.40	$0.23	$0.24	$0.23	$0.17

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Small Company Fund
	Six Months Ended
	December 31, 2014	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$22.05	$17.30	$15.07	$18.25	$13.64	$12.29

Income from Investment Operations:
Net investment income	0.25	0.15	0.24	0.30	0.27	0.12
Net realized and unrealized
gain/(loss) on investments	(3.08)	4.95	2.39	(3.29)	4.54	1.43
Total from investment operations	(2.83)	5.10	2.63	(2.99)	4.81	1.55

Less Distributions:
Distributions from net
investment income	(0.31)	(0.35)	(0.40)	(0.19)	(0.20)	(0.20)
Distributions from capital gains	(0.12)	—	—	—	—	—
Total distributions	(0.43)	(0.35)	(0.40)	(0.19)	(0.20)	(0.20)

Net asset value, end of period	$18.79	$22.05	$17.30	$15.07	$18.25	$13.64

Total return (1)	(12.82)%	29.68%	17.55%	(16.35)%	35.39%	12.56%
Net assets, end of period (000s)	$309,472	$337,334	$233,313	$192,472	$231,248	$174,186
Ratio of net expenses to
average net assets (2)†	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to
average net assets (2)(3)†	1.10%	1.10%	1.17%	1.18%	1.19%	1.18%
Ratio of net investment income
to average net assets (2)†	2.47%	0.75%	1.46%	1.92%	1.58%	0.84%
Ratio of expenses to average
net assets for the DFA
Portfolio, (unaudited) (4)†		0.53%	0.56%	0.56%	0.55%	0.55%
Ratio of expenses to average net
assets for the DFA Portfolio (5)†	0.53%	0.54%	0.56%	0.55%	0.56%	0.57%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A	N/A
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (3)	$0.25	$0.15	$0.23	$0.29	$0.26	$0.11

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	The DFA Portfolio expense ratios are as of April 30, 2014, 2013, 2012, 2011, and 2010, respectively and are unaudited.
(5)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2014, 2013, 2012, 2011, 2010 and 2009, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging
	Markets Value Fund
	Six Months Ended
	December 31, 2014	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$10.51	$9.32	$9.28	$12.40	$10.04	$7.76

Income from Investment Operations:
Net investment income	0.05	0.10	0.08	0.09	0.06	0.03
Net realized and unrealized
gain/(loss) on investments	(1.34)	1.26	0.03	(2.85)	2.54	2.27
Total from investment operations	(1.29)	1.36	0.11	(2.76)	2.60	2.30

Less Distributions:
Distributions from net
investment income	(0.13)	(0.08)	(0.07)	(0.09)	(0.04)	(0.02)
Distributions from capital gains	(0.01)	(0.09)	—	(0.27)	(0.20)	—
Total distributions	(0.14)	(0.17)	(0.07)	(0.36)	(0.24)	(0.02)

Net asset value, end of period	$9.08	$10.51	$9.32	$9.28	$12.40	$10.04

Total return (1)	(12.24)%	14.70%	1.13%	(22.19)%	25.98%	29.61%
Net assets, end of period (000s)	$157,365	$162,333	$96,991	$76,901	$79,675	$59,518
Ratio of net expenses to
average net assets (2)	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of gross expenses to
average net assets (2)(3)	1.88%	1.93%	2.03%	2.10%	2.08%	2.11%
Ratio of net investment income
to average net assets (2)	1.06%	1.12%	0.90%	0.99%	0.53%	0.34%
Portfolio turnover rate	6%	10%	7%	13%	14%	25%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income/(loss) per
share would have been (3)	$0.03	$0.06	$0.03	$0.03	$(0.01)	$(0.03)

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate
	Securities Fund
	Six Months Ended
	December 31, 2014	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	June 30, 2014		June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$9.94	$9.04		$8.50	$7.68	$5.89	$3.92

Income from Investment Operations:
Net investment income	0.16	0.20		0.15	0.21	0.08	0.13
Net realized and unrealized
gain on investments	0.85	0.86		0.51	0.71	1.86	1.94
Total from investment operations	1.01	1.06		0.66	0.92	1.94	2.07

Less Distributions:
Distributions from net
investment income	(0.23)	(0.16)		(0.12)	(0.10)	(0.15)	(0.10)
Distributions from capital gains	—	—		—	—	—	—
Total distributions	(0.23)	(0.16)		(0.12)	(0.10)	(0.15)	(0.10)

Net asset value, end of period	$10.72	$9.94		$9.04	$8.50	$7.68	$5.89

Total return (1)	10.21%	12.10%		7.81%	12.19%	33.39%	53.03%
Net assets, end of period (000s)	$173,253	$150,198		$105,040	$91,427	$78,545	$53,998
Ratio of net expenses to
average net assets (2)	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to
average net assets (2)(3)	1.25%	1.31%		1.38%	1.42%	1.61%	1.67%
Ratio of net investment income
to average net assets (2)	3.26%	2.43%		1.67%	2.77%	1.16%	2.57%
Portfolio turnover rate	1%	0	%(4)	2%	4%	7%	3%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (3)	$0.15	$0.18		$0.11	$0.18	$0.04	$0.09

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than 0.5%.

See notes to financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited)

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following nine Funds, each of which is a diversified mutual fund as defined in the 1940 Act:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund

All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of December 31, 2014, SA International Small Company Fund held approximately 3.50% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

Use of Estimates — The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates. Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board”) pursuant to procedures approved by the Board. Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Funds adopted provisions respecting fair value measurement which provide enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

The tables below provide a summary of the inputs as of December 31, 2014, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted	Significant
	Quoted Prices in	Other	Significant
	Active Markets	Observable	Unobservable	Balance as of
	for Identical	Inputs	Inputs	December 31, 2014
Description	Investments (Level 1)	(Level 2)*	(Level 3)	Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$586,617,261	$—	$586,617,261
Short-Term Investments	695,164	5,885,533	—	6,580,697
Total Investments	$695,164	$592,502,794	$—	$593,197,958
SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$736,465,044	$—	$736,465,044
Short-Term Investments	4,510,537	—	—	4,510,537
Collateral For Securities on Loan	69,183,654	—	—	69,183,654
Forward Foreign Currency Contracts	—	2,175,282	—	2,175,282
Total Investments	$73,694,191	$738,640,326	$—	$812,334,517
Liabilities:
Forward Foreign Currency Contracts	$—	$(320,245)	$—	$(320,245)
SA U.S. Core Market Fund (a)
Common Stocks	$671,212,084	$—	$—	$671,212,084
Rights & Warrants	1,975	—	—	1,975
Mutual Funds	27,981,772	—	—	27,981,772
Short-Term Investments	2,363,001	—	—	2,363,001
Collateral For Securities on Loan	26,756,637	—	—	26,756,637
Total Investments	$728,315,469	$—	$—	$728,315,469
SA U.S. Value Fund (a)
Common Stocks	$541,506,643	$—	$—	$541,506,643
Rights & Warrants	4,169	—	—	4,169
Short-Term Investments	1,537,155	—	—	1,537,155
Collateral For Securities on Loan	14,597,321	—	—	14,597,321
Total Investments	$557,645,288	$—	$—	$557,645,288
SA U.S. Small Company Fund (b)
Common Stocks	$396,855,042 †	$— †	$—	$396,855,042
Rights & Warrants	7,807	— †	—	7,807
Short-Term Investments	1,070,154	—	—	1,070,154
Collateral For Securities on Loan	76,978,136	—	—	76,978,136
Total Investments	$474,911,139	$—	$—	$474,911,139

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

	Investments in Securities
	Unadjusted	Significant
	Quoted Prices in	Other	Significant
	Active Markets	Observable	Unobservable	Balance as of
	for Identical	Inputs	Inputs	December 31, 2014
Description	Investments (Level 1)	(Level 2)*	(Level 3)	Total
SA International Value Fund (a)
Common Stocks	$668,269,432	$—	$—	$668,269,432
Preferred Stocks	202,680	—	—	202,680
Rights & Warrants	67,137	2	—	67,139
Short-Term Investments	3,596,241	—	—	3,596,241
Collateral For Securities on Loan	83,323,393	—	—	83,323,393
Total Investments	$755,458,883	$2	$—	$755,458,885
SA International Small Company Fund (a)
Mutual Funds	$309,147,657	$—	$—	$309,147,657
Total Investments	$309,147,657	$—	$—	$309,147,657
SA Emerging Markets Value Fund (c)
Common Stocks	$150,465,961	$1,746	$—	$150,467,707
Preferred Stocks	4,690,623	—	—	4,690,623
Rights & Warrants	2,240	2,560	—	4,800
Short-Term Investments	1,125,686	—	—	1,125,686
Collateral For Securities on Loan	6,068,489	—	—	6,068,489
Total Investments	$162,352,999	$4,306	$—	$162,357,305
SA Real Estate Securities Fund (a)
Common Stocks	$171,522,160	$—	$—	$171,522,160
Short-Term Investments	609,175	—	—	609,175
Collateral For Securities on Loan	12,275,578	—	—	12,275,578
Total Investments	$184,406,913	$—	$—	$184,406,913

† Includes one or more securities which are valued at zero.

* The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.

(a) For the period ended December 31, 2014, there was no transfer activity between Level 1 and Level 2.

(b) Common stocks valued at $9,607 were transferred from Level 2 to Level 1 during the period ended December 31, 2014. At June 30, 2014, these securities were valued using fair value adjustment factors; at December 31, 2014, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. There were no transfers from Level 1 to Level 2 during the period ended December 31, 2014.

(c) Common stocks valued at $1,746 were transferred from Level 1 to Level 2 during the period ended December 31, 2014. At June 30, 2014, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at December 31, 2014, these securities were valued using fair value adjustment factors. There were no transfers from Level 2 to Level 1 during the period ended December 31, 2014.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of December 31, 2014, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
Fund	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$80,366,477	$69,183,654	$12,682,605	$69,346,045
SA U.S. Core Market Fund	$36,915,680	$26,756,637	$11,247,430	$26,504,447
SA U.S. Value Fund	$34,893,969	$14,597,321	$21,610,795	$14,164,748
SA U.S. Small Company Fund	$82,280,811	$76,978,136	$8,103,239	$76,288,241
SA International Value Fund	$80,302,255	$83,323,393	$399,796	$82,991,675
SA Emerging Markets Fund	$5,828,050	$6,068,489	$101,352	$6,086,668
SA Real Estate Securities Fund	$17,335,056	$12,275,578	$5,819,940	$11,917,548

* The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

† Balances represent the end-of-day mark-to-market of securities lending collateral that will be reflected by the Funds as of the next business day.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of the Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense related materials sectors. These sanctions, and threat of additional sanctions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact the investments of the SA Emerging Markets Value Fund in Russian securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation/(depreciation) on foreign currency transactions in a Fund’s Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain/(loss) on foreign currency transactions in the Fund’s Statement of Operations.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 2014, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Australian Dollar (sell)	1/30/2015	22,321,901	$18,027,873	$18,190,459	$(162,586)
Canadian Dollar (sell)	1/22/2015	89,103,779	$76,644,556	$76,661,814	$(17,258)
Euro Currency (sell)	2/5/2015	14,671,629	$18,038,200	$17,759,276	$278,924
New Zealand Dollar (sell)	1/21/2015	48,244,936	$37,437,622	$37,578,023	$(140,401)
Pound Sterling (sell)	1/7/2015	71,364,422	$111,835,884	$111,226,914	$608,970
Pound Sterling (sell)	1/20/2015	66,947,557	$105,431,657	$104,332,222	$1,099,435
Singapore Dollar (sell)	3/10/2015	27,380,706	$20,833,744	$20,645,791	$187,953
					$1,855,037

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

The following table, grouped into appropriate risk categories, discloses the amounts related to each Fund’s use of derivative instruments and hedging activities at December 31, 2014, on a gross basis:

SA Global Fixed Income Fund

			Gain or (Loss) Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative	Realized	Change in
Risk Type	Fair Value(1)	Fair Value(2)	Gain(3)	Appreciation(4)
Foreign currency	$2,175,282	$320,245	$33,908,855	$4,835,809

Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2014:

	Gross and Net
	Amounts of	Financial
	Assets Presented	Instruments		Net Amount
	in Statements of	Available for	Collateral	(not less
Counterparty	Assets & Liabilities	Offset	Received	than $0)
Citibank N.A. London	$187,953	$(187,953)	$—	$—
State Street Bank and Trust Co.	1,987,329	(1,987,329)	—	—
	$2,175,282	$(2,175,282)	$—	$—

Forward Currency Contracts Liabilities and Collateral Pledged as of December 31, 2014:

	Gross and Net
	Amounts of	Financial
	Liabilities Presented	Instruments		Net Amount
	in Statements of	Available for	Collateral	(not less
Counterparty	Assets & Liabilities	Offset	Pledged	than $0)
Citibank N.A. London	$15,981	$(187,953)	$—	$(171,972)
Morgan Stanley and Co.	162,586	—	—	162,586
State Street Bank and Trust Co.	141,678	(1,987,329)	—	(1,845,651)
	$320,245	$(2,175,282)	$—	$(1,855,037)

(1) Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2) Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3) Statement of Operations location: Realized gain (loss) on: Foreign currency and forward currency transactions.

(4) Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Foreign currency and forward currency transactions.

For the six months ended December 31, 2014, the average monthly principal amount of forward foreign currency exchange contracts was $256,709,648.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2014, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable income and net capital gain to its shareholders. Therefore, no income tax provision is required.

Management has analyzed the Funds’ tax positions, and it has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns.

Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

SA Real Estate Securities Fund characterizes distributions received from real estate investment trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund. The Adviser is an indirect, wholly-owned subsidiary of Werba Reinhard, Inc., a U.S. company based in San Jose, California. Werba Reinhard, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of nine trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Werba Reinhard, Inc. For the advisory services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.20%
SA Global Fixed Income Fund	0.30%
SA U.S. Core Market Fund	0.50%
SA U.S. Value Fund	0.50%
SA U.S. Small Company Fund	0.50%
SA International Value Fund	0.60%
SA International Small Company Fund	0.60%
SA Emerging Markets Value Fund	0.60%
SA Real Estate Securities Fund	0.50%

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement with the Sub-Adviser (the “Sub-Advisory Agreement”). For the sub-advisory services provided to the Funds, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the Series in which the DFA Portfolio invests.

Sub-Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund*	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent a Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. This agreement may only be amended or terminated during its term with the approval of the Board.

Expense
Fund	Limitation
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.80%
SA U.S. Core Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.35%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

The Adviser may elect to recapture any amounts waived or reimbursed pursuant to the above agreement, subject to the following conditions: (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be permitted if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current fiscal year. During the six months ended December 31, 2014, the Adviser recaptured $45,193 from SA Global Fixed Income Fund, $35,244 from SA U.S. Core Market Fund, $4,536 from SA U.S. Value Fund, and $14,688 from SA International Small Company Fund pursuant to these conditions. As of December 31, 2014, the following amounts are subject to this recapture through June 30, 2015, June 30, 2016 and June 30, 2017, respectively.

	Expires	Expires	Expires
Fund	June 30, 2015	June 30, 2016	June 30, 2017
SA U.S. Fixed Income Fund	$614,326	$625,805	$491,987
SA Global Fixed Income Fund	23,901	21,859	551
SA U.S. Core Market Fund	347,861	316,035	7,972
SA U.S. Value Fund	346,997	324,339	30,908
SA U.S. Small Company Fund	604,296	606,822	533,168
SA International Value Fund	—	—	—
SA International Small Company Fund	166,407	146,966	790
SA Emerging Markets Value Fund	482,250	534,672	610,232
SA Real Estate Securities Fund	342,476	367,738	373,830

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $80,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an additional $8,000 per year. Effective January 1, 2015, the annual retainer fee will be $85,000 and the Chairman of the Board will receive an additional $8,000 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. During the period prior to October 1, 2014, for the sub-administrative services provided to the Funds, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.0175% of the first $1.5 billion of net assets and 0.015% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for SA International Small Company Fund, which is subject to a minimum fee of $50,000 annually.

As of October 1, 2014, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for SA International Small Company Fund, which is subject to a minimum fee of $50,000 annually. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2014 were as follows:

	Purchases
	U.S. Government	Other
SA U.S. Fixed Income Fund	$267,918,528	$125,386,104
SA Global Fixed Income Fund	—	181,063,306
SA U.S. Core Market Fund	—	50,324,239
SA U.S. Value Fund	—	69,749,229
SA U.S. Small Company Fund	—	31,166,407
SA International Value Fund	—	112,162,178
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	27,443,661
SA Real Estate Securities Fund	—	10,239,219

	Sales
	U.S. Government	Other
SA U.S. Fixed Income Fund	$282,356,392	$72,835,905
SA Global Fixed Income Fund	—	118,815,302
SA U.S. Core Market Fund	—	37,900,334
SA U.S. Value Fund	—	57,618,881
SA U.S. Small Company Fund	—	21,293,069
SA International Value Fund	—	75,306,928
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	10,006,146
SA Real Estate Securities Fund	—	1,448,113

N/A — Refer to the financial statements of the DFA Portfolio and the Series in which SA International Small Company Fund invests, which are included elsewhere in this report.

4. Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2014 (Unaudited) (Continued)

5. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-11 Transfers and Servicing (Topic 860)—Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). Effective for interim and annual reporting periods in fiscal years that begin after December 15, 2014, ASU 2014-11 requires repurchase-to-maturity transactions to be accounted as secured borrowings, as if the transferor retains effective control of the transferred assets (even though they are not returned to the transferor at settlement). ASU 2014-11 applies to all entities that enter into repurchase-to-maturity transactions or repurchase financings. Although still evaluating the potential impact of ASU 2014-11, Trust management expects that this will not have a material impact on the Funds’ financial statements.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Semi-Annual Portfolio Schedule

The Trust files a complete schedule of the portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (800) 366-7266.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expenses
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2014 and held for the entire period.

Actual Expenses

The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes

The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/2014	12/31/14	7/01/14-12/31/14
Actual	$1,000.00	$998.30	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are subject to an agreement between the Fund and LWI Financial Inc. (the “Adviser”) so that they do not exceed the annual rate of 0.65% of the average daily net assets of the Fund and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/2014	12/31/14	7/01/14-12/31/14
Actual	$1,000.00	$1,007.40	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are subject to an agreement between the Fund and the Adviser so that they do not exceed the annual rate of 0.80% of the average daily net assets of the Fund and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Core Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/2014	12/31/14	7/01/14-12/31/14
Actual	$1,000.00	$1,046.90	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are subject to an agreement between the Fund and the Adviser so that they do not exceed the annual rate of 1.00% of the average daily net assets of the Fund and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/2014	12/31/14	7/01/14-12/31/14
Actual	$1,000.00	$1,012.50	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are subject to an agreement between the Fund and the Adviser so that they do not exceed the annual rate of 1.05% of the average daily net assets of the Fund and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/2014	12/31/14	7/01/14-12/31/14
Actual	$1,000.00	$1,008.90	$6.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are subject to an agreement between the Fund and the Adviser so that they do not exceed the annual rate of 1.20% of the average daily net assets of the Fund and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/2014	12/31/14	7/01/14-12/31/14
Actual	$1,000.00	$884.40	$6.03
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.46

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/2014	12/31/14	7/01/14-12/31/14
Actual	$1,000.00	$871.80	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are subject to an agreement between the Fund and the Adviser so that they do not exceed the annual rate of 1.10% of the average daily net assets of the Fund and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA Portfolio and the Series in which it invests are reflected in the valuation of the Fund’s investment in the DFA Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended April 30, 2014, the total annual operating expenses of the DFA Portfolio was 0.53%.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/2014	12/31/14	7/01/14-12/31/14
Actual	$1,000.00	$877.60	$6.86
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are subject to an agreement between the Fund and the Adviser so that they do not exceed the annual rate of 1.45% of the average daily net assets of the Fund and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/2014	12/31/14	7/01/14-12/31/14
Actual	$1,000.00	$1,102.10	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are subject to an agreement between the Fund and the Adviser so that they do not exceed the annual rate of 1.00% of the average daily net assets of the Fund and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
Investment Abbreviations
       P.L.C. Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s)

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2014
EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/14	10/31/14	Ratio*	Period*
International Small Company Portfolio*
Actual Fund Return
Institutional Class Shares	$1,000.00	$919.10	0.53%	$2.56
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.53	0.53%	$2.70
____________________

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings which reflect the investments by category or country.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

 INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2014

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$2,900,134,710
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,953,444,122
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,948,808,589
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,028,429,913
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	792,514,042
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $7,862,026,125)	8,623,331,376
TOTAL INVESTMENTS — (100.0%) (Cost $7,862,026,125)^	$8,623,331,376
____________________

^	The cost for federal income tax purposes is $7,938,876,847.

Summary of the Portfolio’s investments as of December 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,623,331,376	—	—	$8,623,331,376
TOTAL	$8,623,331,376	—	—	$8,623,331,376

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2014

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$2,968,704,905
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,996,995,740
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,943,503,950
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,089,493,908
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	832,859,362
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $7,805,376,341)	8,831,557,865
TOTAL INVESTMENTS — (100.0%) (Cost $7,805,376,341)	$8,831,557,865

Summary of the Portfolio’s investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,831,557,865	—	—	$8,831,557,865
TOTAL	$8,831,557,865	—	—	$8,831,557,865

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$8,623,331
Cash	19,431
Receivables:
Fund Shares Sold	12,147
Prepaid Expenses and Other Assets	60
Total Assets	8,654,969
LIABILITIES:
Payables:
Fund Shares Redeemed	10,978
Due to Advisor	2,943
Accrued Expenses and Other Liabilities	461
Total Liabilities	14,382
NET ASSETS	$8,640,587
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,640,587 and
shares outstanding of 508,916,626	$16.98
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$7,862,026
Investments at Cost	$(5)
NET ASSETS CONSIST OF:
Paid-In Capital	$7,916,164
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(69,637)
Accumulated Net Realized Gain (Loss)	32,927
Net Unrealized Foreign Exchange Gain (Loss)	(173)
Net Unrealized Appreciation (Depreciation)	761,306
NET ASSETS	$8,640,587
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2014
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$8,831,558
Temporary Cash	9,752
Receivables:
Fund Shares Sold	12,543
Prepaid Expenses and Other Assets	45
Total Assets	8,853,898
LIABILITIES:
Payables:
Fund Shares Redeemed	6,012
Due to Advisor	2,942
Accrued Expenses and Other Liabilities	427
Total Liabilities	9,381
NET ASSETS	$8,844,517
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,844,517 and
shares outstanding of 484,820,150	$18.24
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$7,805,376
NET ASSETS CONSIST OF:
Paid-In Capital	$7,513,994
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	36,226
Accumulated Net Realized Gain (Loss)	268,704
Net Unrealized Foreign Exchange Gain (Loss)	(589)
Net Unrealized Appreciation (Depreciation)	1,026,182
NET ASSETS	$8,844,517

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2014
(Amounts in thousands)

Investment Income*
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $18)	$223,629
Interest	1
Income from Securities Lending	19,367
Expenses Allocated from Affiliated Investment Companies	(11,216)
Total Net Investment Income Received from Affiliated Investment Companies	231,781
Fund Investment Income
Interest	31
Total Investment Income	31
Fund Expenses
Administrative Services Fees	36,252
Accounting & Transfer Agent Fees	95
Custodian Fees	2
Filing Fees	197
Shareholders’ Reports	212
Directors’/Trustees’ Fees & Expenses	64
Professional Fees	73
Other	53
Total Expenses	36,948
Net Expenses	36,948
Net Investment Income (Loss)	194,864
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	303,846
Futures	(945)
Foreign Currency Transactions	(909)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(612,635)
Translation of Foreign Currency Denominated Amounts	(606)
Net Realized and Unrealized Gain (Loss)	(311,249)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(116,385)
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31, 2014	Oct. 31, 2013
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$194,864	$180,481
Net Realized Gain (Loss) on:
Investment Securities Sold*	303,846	262,518
Futures	(945)	(29)
Foreign Currency Transactions	(909)	(2,035)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(612,635)	1,540,906
Futures	—	30
Translation of Foreign Currency Denominated Amounts	(606)	438
Net Increase (Decrease) in Net Assets Resulting from Operations	(116,385)	1,982,309
Distributions From:
Net Investment Income:
Institutional Class Shares	(190,299)	(159,066)
Net Short-Term Gains:
Institutional Class Shares	(27,834)	—
Net Long-Term Gains:
Institutional Class Shares	(211,626)	(39,012)
Total Distributions	(429,759)	(198,078)
Capital Share Transactions (1):
Shares Issued	1,513,008	1,229,487
Shares Issued in Lieu of Cash Distributions	418,230	188,769
Shares Redeemed	(1,061,294)	(1,104,930)
Net Increase (Decrease) from Capital Share Transactions	869,944	313,326
Total Increase (Decrease) in Net Assets	323,800	2,097,557
Net Assets
Beginning of Year	8,520,717	6,423,160
End of Year	$8,844,517	$8,520,717

(1) Shares Issued and Redeemed:
Shares Issued	78,077	72,452
Shares Issued in Lieu of Cash Distributions	22,420	11,691
Shares Redeemed	(54,917)	(65,368)
Net Increase (Decrease) from Shares Issued and Redeemed	45,580	18,775
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$36,226	$27,083
____________________

*	Net of foreign capital gain taxes withheld of $0 and $27, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$19.40	$15.28	$15.21	$16.14	$13.99
Income from Investment Operations
Net Investment Income (Loss) (A)	0.42	0.42	0.38	0.40	0.28
Net Gains (Losses) on Securities
(Realized and Unrealized)	(0.62)	4.16	0.39	(0.83)	2.13
Total from Investment Operations	(0.20)	4.58	0.77	(0.43)	2.41
Less Distributions
Net Investment Income	(0.42)	(0.37)	(0.42)	(0.5)	(0.26)
Net Realized Gains	(0.54)	(0.09)	(0.28)	—	—
Total Distributions	(0.96)	(0.46)	(0.7)	(0.5)	(0.26)
Net Asset Value, End of Year	$18.24	$19.40	$15.28	$15.21	$16.14
Total Return	(1.09)%	30.66%	5.63%	(2.92)%	17.61%
Net Assets, End of Year (thousands)	$8,844,517	$8,520,717	$6,423,160	$5,834,015	$5,511,594
Ratio of Expenses to Average Net Assets (B)	0.53%	0.54%	0.56%	0.55%	0.56%
Ratio of Expenses to Average Net Assets
(Excluding Fees (Waived), (Expenses
Reimbursed), and/or Previously Waived
Fees Recovered by Advisor) (B)	0.53%	0.54%	0.56%	0.55%	0.56%
Ratio of Net Investment Income to Average
Net Assets	2.15%	2.47%	2.58%	2.37%	1.94%
See page 107 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios and the International Small Company Portfolio (the “Portfolio”) is included in this Report.

The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
		Ownership
Fund of Funds		at 10/31/14
International Small Company Portfolio	The Japanese Small Company Series	80%
	The Asia Pacific Small Company Series	75%
	The United Kingdom Small Company Series	98%
	The Continental Small Company Series	95%
	The Canadian Small Company Series	98%

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The International Small Company Portfolio’s investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

International Small Company Portfolio recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. The Advisor provides administrative services to the International Small Company Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

For the year ended October 31, 2014, the International Small Company Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .40% of average daily net assets:

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the International Small Company Portfolio, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands).

Previously
Waived Fees/
		Recovery	Expenses
		of Previously	Assumed
	Expense	Waived Fees/	Subject to
	Limitation	Expenses	Future
Institutional Class Shares	Amount	Assumed	Recovery
International Small Company Portfolio (1)	0.45%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2014, the total liability for deferred compensation to Directors/Trustees was $219 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amount in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

		Increase	Increase
	Increase	(Decrease)	(Decrease)
	(Decrease)	Undistributed	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income	Gains (Losses)
International Small Company Portfolio	$19,380	$4,578	$(23,958)

The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio
2013	$159,066	$39,012	$198,078
2014	218,133	211,626	429,759

At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net
	Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio	$9,273	$10,107	$19,380

At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforward	(Depreciation)	Losses)
International Small Company Portfolio	$131,822	$250,319	—	$948,743	$1,330,884

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolio had no utilized capital loss carryforwards to offset future realized capital gains for federal income tax purposes.

At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	$7,882,227	$949,331	—	$949,331

The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any Portfolio’s financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have offbalance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities’ prices and to gain exposure to the S&P 500 Index®, Russell 2000 Index® and S&P 500 Index® Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The following is a summary of the location on the Portfolios’ Statements of Operations of realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings through the year ended October 31, 2014 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions
Change in Unrealized Appreciation (Depreciation) of:
Translation of Foreign Currency Denominated Amounts
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of:
Futures

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

For the year ended October 31, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	The Period
International Small Company Portfolio	0.83%	5,142	7	1	12,200

*Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Portfolio’s available line of credit was utilized.

There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2014.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of the International Small Company Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio, (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

(This page has been left blank intentionally.)

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2014

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/14	10/31/14	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,049.50	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$963.60	0.13%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/14	10/31/14	Ratio*	Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$924.20	0.11%	$0.53
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

The Continental Small Company Series
Actual Fund Return	$1,000.00	$850.80	0.12%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$871.30	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

	Consumer	Consumer			Health		Information			Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Other	Services	Utilities	Total
The Japanese Small
Company Series	20.6%	8.8%	1.0%	11.7%	4.9%	29.7%	11.5%	11.1%	—	0.2%	0.5%	100%
The Asia Pacific Small
Company Series	28.1%	4.8%	5.0%	13.4%	6.5%	18.8%	5.7%	10.7%	—	4.3%	2.7%	100%
The United Kingdom Small
Company Series	25.9%	4.7%	4.7%	15.1%	3.8%	24.9%	8.7%	6.8%	—	2.8%	2.6%	100%
The Continental Small
Company Series	14.5%	6.2%	3.3%	17.9%	9.8%	26.3%	9.7%	7.7%	—	2.4%	2.2%	100%
The Canadian Small
Company Series	10.8%	3.7%	26.9%	8.6%	1.8%	16.7%	6.4%	18.9%	—	0.5%	5.7%	100%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2014
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (88.6%)
Consumer Discretionary — (18.1%)
Aoyama Trading Co., Ltd.	315,900	$6,902,386	0.3%
Nifco, Inc.	295,500	9,558,394	0.4%
Shimachu Co., Ltd.	305,800	7,411,437	0.3%
# Wacoal Holdings Corp.	643,000	6,490,893	0.3%
Other Securities		463,577,820	19.0%
Total Consumer Discretionary		493,940,930	20.3%

Consumer Staples — (7.8%)
Matsumotokiyoshi Holdings Co., Ltd.	230,300	6,603,550	0.3%
Nichirei Corp.	1,544,000	6,986,999	0.3%
Sapporo Holdings, Ltd.	1,993,000	8,422,317	0.4%
# UNY Group Holdings Co., Ltd.	1,510,900	7,691,584	0.3%
Other Securities		184,697,076	7.5%
Total Consumer Staples		214,401,526	8.8%

Energy — (0.9%)
Other Securities		24,405,151	1.0%

Financials — (10.2%)
Awa Bank, Ltd. (The)	1,185,000	6,336,429	0.3%
Daishi Bank, Ltd. (The)	2,061,000	6,840,790	0.3%
Hyakugo Bank, Ltd. (The)	1,534,609	6,331,171	0.3%
Juroku Bank, Ltd. (The)	2,060,000	7,291,290	0.3%
Keiyo Bank, Ltd. (The)	1,365,000	7,617,474	0.3%
* Leopalace21 Corp.	1,523,700	9,612,366	0.4%
Musashino Bank, Ltd. (The)	204,500	6,796,878	0.3%
North Pacific Bank, Ltd.	1,887,700	7,287,576	0.3%
San-In Godo Bank, Ltd. (The)	985,000	7,406,660	0.3%
Shiga Bank, Ltd. (The)	1,187,000	6,323,547	0.3%
Other Securities		208,011,406	8.4%
Total Financials		279,855,587	11.5%

Health Care — (4.2%)
Other Securities		114,363,773	4.7%

Industrials — (26.5%)
Aica Kogyo Co., Ltd.	321,900	6,647,570	0.3%
Daifuku Co., Ltd.	590,800	6,610,517	0.3%
DMG Mori Seiki Co., Ltd.	600,500	7,435,603	0.3%
Fujikura, Ltd.	2,042,000	8,397,337	0.4%
# Furukawa Electric Co., Ltd.	4,945,000	8,203,349	0.3%
Glory, Ltd.	274,400	7,392,633	0.3%
Hazama Ando Corp.	1,058,900	6,807,090	0.3%
# Iwatani Corp.	1,118,000	7,325,398	0.3%
# Japan Steel Works, Ltd. (The)	2,018,000	7,139,936	0.3%
Maeda Corp.	845,000	6,890,253	0.3%
# Mitsui Engineering & Shipbuilding Co., Ltd.	4,936,000	8,674,462	0.4%
Nachi-Fujikoshi Corp.	1,055,000	6,475,966	0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (continued)
Nishi-Nippon Railroad Co., Ltd.	1,692,000	$6,898,828	0.3%
#Nishimatsu Construction Co., Ltd.	1,855,000	7,589,970	0.3%
Nisshinbo Holdings, Inc.	929,000	9,578,672	0.4%
#OKUMA Corp.	868,000	6,829,380	0.3%
OSG Corp.	457,200	7,377,811	0.3%
Sankyu, Inc.	1,561,000	6,335,971	0.3%
Sanwa Holdings Corp.	1,262,100	8,798,300	0.4%
Tsubakimoto Chain Co.	854,700	6,868,931	0.3%
Other Securities		575,480,259	23.4%
Total Industrials		723,758,236	29.8%

Information Technology — (10.2%)
Horiba, Ltd.	218,850	7,244,320	0.3%
# IT Holdings Corp.	519,701	7,849,991	0.3%
Oki Electric Industry Co., Ltd.	4,385,000	8,358,917	0.4%
SCREEN Holdings Co., Ltd.	1,267,000	7,445,355	0.3%
Taiyo Yuden Co., Ltd.	661,300	7,695,303	0.3%
Other Securities		239,902,699	9.9%
Total Information Technology		278,496,585	11.5%

Materials — (10.1%)
ADEKA Corp.	533,300	6,313,113	0.3%
Denki Kagaku Kogyo K.K.	1,727,000	6,325,265	0.3%
Lintec Corp.	312,600	6,910,000	0.3%
Mitsui Mining & Smelting Co., Ltd.	3,671,000	8,857,139	0.4%
Nihon Parkerizing Co., Ltd.	275,800	6,292,383	0.3%
Sumitomo Osaka Cement Co., Ltd.	2,729,000	7,794,157	0.3%
Toyobo Co., Ltd.	5,943,000	7,966,844	0.3%
Other Securities		225,432,311	9.2%
Total Materials		275,891,212	11.4%

Telecommunication Services — (0.2%)
Other Securities		4,681,492	0.2%

Utilities — (0.4%)
Other Securities		10,752,799	0.5%
TOTAL COMMON STOCKS		2,420,547,291	99.7%

SECURITIES LENDING COLLATERAL — (11.4%)
§@ DFA Short Term Investment Fund	26,950,101	311,812,672	12.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,713,706,065)^		$2,732,359,963	112.5%
____________________

^	The cost for federal income tax purposes is $2,743,480,036.

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of December 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,029,048	$489,911,882	—	$493,940,930
Consumer Staples	760,798	213,640,728	—	214,401,526
Energy	—	24,405,151	—	24,405,151
Financials	9,220,352	270,635,235	—	279,855,587
Health Care	—	114,363,773	—	114,363,773
Industrials	—	723,758,236	—	723,758,236
Information Technology	—	278,496,585	—	278,496,585
Materials	—	275,891,212	—	275,891,212
Telecommunication Services	—	4,681,492	—	4,681,492
Utilities	—	10,752,799	—	10,752,799
Securities Lending Collateral	—	311,812,672	—	311,812,672
TOTAL	$14,010,198	$2,718,349,765	—	$2,732,359,963

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2014
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (80.8%)
AUSTRALIA — (40.8%)
	Adelaide Brighton, Ltd.	3,682,456	$10,670,142	0.8%
	Ansell, Ltd.	544,496	9,962,424	0.7%
	Aristocrat Leisure, Ltd.	3,124,863	16,594,699	1.2%
	Beach Energy, Ltd.	9,353,942	7,931,717	0.6%
*	BlueScope Steel, Ltd.	1,945,699	8,806,512	0.7%
#	carsales.com, Ltd.	1,736,291	14,687,213	1.1%
	CSR, Ltd.	3,335,360	10,537,836	0.8%
	Downer EDI, Ltd.	2,989,518	11,424,445	0.9%
#	DuluxGroup, Ltd.	3,139,992	14,776,499	1.1%
	Echo Entertainment Group, Ltd.	4,331,523	13,295,893	1.0%
	Fairfax Media, Ltd.	14,676,907	10,411,702	0.8%
#	GrainCorp, Ltd. Class A	1,240,760	8,321,405	0.6%
#	iiNET, Ltd.	1,110,524	7,096,182	0.5%
	Independence Group NL	1,827,105	6,542,641	0.5%
#	Invocare, Ltd.	917,721	9,020,756	0.7%
#	IOOF Holdings, Ltd.	1,906,008	13,741,340	1.0%
#	Iress, Ltd.	1,080,718	9,397,695	0.7%
#	JB Hi-Fi, Ltd.	860,733	11,045,916	0.8%
#	M2 Group, Ltd.	1,270,142	8,386,252	0.6%
#	Metcash, Ltd.	4,422,950	6,665,764	0.5%
#	Mineral Resources, Ltd.	1,202,488	7,358,844	0.6%
#	NIB Holdings, Ltd.	2,744,673	7,003,865	0.5%
#	Perpetual, Ltd.	359,597	13,439,226	1.0%
#	Primary Health Care, Ltd.	3,240,864	12,400,410	0.9%
*	Qantas Airways, Ltd.	4,914,897	9,546,269	0.7%
#	Sims Metal Management, Ltd.	1,378,490	13,463,627	1.0%
	Sirtex Medical, Ltd.	419,406	9,660,672	0.7%
	Spark Infrastructure Group	10,691,774	18,519,772	1.4%
#	Super Retail Group, Ltd.	1,291,875	7,507,541	0.6%
	Tabcorp Holdings, Ltd.	2,426,529	8,191,273	0.6%
	Transpacific Industries Group, Ltd.	10,542,875	7,389,463	0.6%
	Other Securities		353,429,360	25.9%
TOTAL AUSTRALIA			677,227,355	50.1%

CHINA — (0.2%)
	Other Securities		2,726,152	0.2%

HONG KONG — (22.5%)
#	Cafe de Coral Holdings, Ltd.	1,938,000	6,692,666	0.5%
	Dah Sing Financial Holdings, Ltd.	1,211,744	7,023,010	0.5%
#	Esprit Holdings, Ltd.	14,048,450	16,758,235	1.2%
	Hopewell Holdings, Ltd.	2,991,000	10,887,614	0.8%
#	Luk Fook Holdings International, Ltd.	2,812,000	10,545,365	0.8%
#	Melco International Development, Ltd.	3,544,000	7,767,305	0.6%
#	Television Broadcasts, Ltd.	1,288,600	7,490,877	0.6%
#	Vitasoy International Holdings, Ltd.	4,777,000	6,883,700	0.5%
#	Xinyi Glass Holdings, Ltd.	16,212,000	8,142,766	0.6%
	Other Securities		291,234,986	21.5%
TOTAL HONG KONG			373,426,524	27.6%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
NEW ZEALAND — (8.2%)
# Air New Zealand, Ltd.	3,795,396	$7,290,066	0.5%
# Fisher & Paykel Healthcare Corp., Ltd.	4,108,967	19,999,425	1.5%
# Infratil, Ltd.	3,282,211	7,678,977	0.6%
# Mainfreight, Ltd.	540,494	6,690,625	0.5%
# Port of Tauranga, Ltd.	528,322	6,934,133	0.5%
# Ryman Healthcare, Ltd.	2,344,692	15,553,044	1.2%
# Sky Network Television, Ltd.	2,057,996	9,661,608	0.7%
# SKYCITY Entertainment Group, Ltd.	4,361,160	13,175,992	1.0%
Other Securities		50,095,151	3.7%
TOTAL NEW ZEALAND		137,079,021	10.2%

SINGAPORE — (9.1%)
Singapore Post, Ltd.	6,199,120	8,968,276	0.7%
Venture Corp., Ltd.	1,703,000	10,093,941	0.8%
Other Securities		131,929,322	9.7%
TOTAL SINGAPORE		150,991,539	11.2%
TOTAL COMMON STOCKS		1,341,450,591	99.3%
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		6,869	0.0%
HONG KONG — (0.0%)
Other Securities		635,349	0.1%
SINGAPORE — (0.0%)
Other Securities		33,568	0.0%
TOTAL RIGHTS/WARRANTS		675,786	0.1%
SECURITIES LENDING COLLATERAL — (19.2%)
§@ DFA Short Term Investment Fund	27,590,853	319,226,169	23.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,761,213,867)^		$1,661,352,546	123.0%
____________________

^	The cost for federal income tax purposes is $1,795,001,214.

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of December 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$476,121	$676,751,234	—	$677,227,355
China	—	2,726,152	—	2,726,152
Hong Kong	126,633	373,299,891	—	373,426,524
New Zealand	—	137,079,021	—	137,079,021
Singapore	1,210,655	149,780,884	—	150,991,539
Rights/Warrants
Australia	—	6,869	—	6,869
Hong Kong	—	635,349	—	635,349
Singapore	—	33,568	—	33,568
Securities Lending Collateral	—	319,226,169	—	319,226,169
TOTAL	$1,813,409	$1,659,539,137	—	$1,661,352,546

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2014
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (97.4%)
Consumer Discretionary — (25.7%)
Barratt Developments P.L.C.	3,241,833	$23,594,449	1.2%
Bellway P.L.C.	655,189	19,650,201	1.0%
Berkeley Group Holdings P.L.C.	687,947	26,451,156	1.3%
Daily Mail & General Trust P.L.C.	1,450,543	18,544,370	0.9%
Dixons Carphone P.L.C.	2,319,507	16,661,123	0.8%
# Greene King P.L.C.	1,421,372	16,432,016	0.8%
Home Retail Group P.L.C.	4,196,363	13,523,805	0.7%
Howden Joinery Group P.L.C.	3,423,456	21,358,047	1.1%
Inchcape P.L.C.	2,330,419	26,182,405	1.3%
Informa P.L.C.	3,262,863	23,829,700	1.2%
Rightmove P.L.C.	494,215	17,234,842	0.9%
Taylor Wimpey P.L.C.	12,296,716	26,233,995	1.3%
* Thomas Cook Group P.L.C.	7,517,966	14,876,996	0.7%
UBM P.L.C.	2,231,445	16,676,245	0.8%
WH Smith P.L.C.	711,405	14,876,660	0.7%
William Hill P.L.C.	4,504,927	25,313,592	1.3%
Other Securities		206,157,228	10.3%
Total Consumer Discretionary		527,596,830	26.3%

Consumer Staples — (4.8%)
Booker Group P.L.C.	7,511,637	19,081,530	1.0%
Britvic P.L.C.	1,277,429	13,360,067	0.7%
Tate & Lyle P.L.C.	1,907,364	17,870,977	0.9%
Other Securities		47,175,154	2.3%
Total Consumer Staples		97,487,728	4.9%

Energy — (3.6%)
Amec Foster Wheeler P.L.C.	1,114,094	14,713,573	0.7%
John Wood Group P.L.C.	1,976,825	18,287,621	0.9%
Other Securities		41,900,281	2.1%
Total Energy		74,901,475	3.7%

Financials — (14.9%)
Amlin P.L.C.	2,675,210	19,844,202	1.0%
Catlin Group, Ltd.	1,899,020	19,781,826	1.0%
Close Brothers Group P.L.C.	788,970	18,231,569	0.9%
Henderson Group P.L.C.	5,728,389	18,939,698	1.0%
Hiscox, Ltd.	1,683,070	18,870,184	1.0%
ICAP P.L.C.	2,912,161	20,391,463	1.0%
IG Group Holdings P.L.C.	1,931,185	21,580,143	1.1%
Man Group P.L.C.	9,800,117	24,386,276	1.2%
Other Securities		142,474,409	7.0%
Total Financials		304,499,770	15.2%

Health Care — (3.9%)
* BTG P.L.C.	1,781,080	21,983,581	1.1%
Hikma Pharmaceuticals P.L.C.	713,706	21,897,560	1.1%
Other Securities		36,630,079	1.8%
Total Health Care		80,511,220	4.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (23.8%)
Ashtead Group P.L.C.	1,107,668	$19,672,086	1.0%
BBA Aviation P.L.C.	2,792,163	15,604,276	0.8%
Berendsen P.L.C.	862,981	14,750,259	0.7%
Cobham P.L.C.	5,618,202	28,203,698	1.4%
DCC P.L.C.	447,754	24,650,214	1.2%
Hays P.L.C.	7,359,440	16,557,762	0.8%
Melrose Industries P.L.C.	4,579,590	18,956,987	0.9%
Rentokil Initial P.L.C.	9,658,441	18,187,075	0.9%
Rotork P.L.C.	454,126	16,358,503	0.8%
Spirax-Sarco Engineering P.L.C.	399,105	17,766,883	0.9%
Other Securities		296,542,831	14.9%
Total Industrials		487,250,574	24.3%

Information Technology — (8.5%)
Halma P.L.C.	2,013,747	21,450,283	1.1%
Spectris P.L.C.	601,319	19,637,996	1.0%
Other Securities		132,826,702	6.6%
Total Information Technology		173,914,981	8.7%

Materials — (7.0%)
Croda International P.L.C.	463,619	19,135,605	1.0%
DS Smith P.L.C.	5,007,556	24,971,588	1.2%
Essentra P.L.C.	1,229,761	13,940,682	0.7%
Victrex P.L.C.	401,577	12,958,085	0.7%
Other Securities		71,880,651	3.5%
Total Materials		142,886,611	7.1%

Telecommunication Services — (2.8%)
Inmarsat P.L.C.	2,296,017	28,469,393	1.4%
Other Securities		29,660,697	1.5%
Total Telecommunication Services		58,130,090	2.9%

Utilities — (2.4%)
Drax Group P.L.C.	2,148,801	15,387,357	0.8%
Pennon Group P.L.C.	2,061,341	29,449,719	1.5%
Other Securities		4,005,576	0.2%
Total Utilities		48,842,652	2.5%
TOTAL COMMON STOCKS		1,996,021,931	99.6%

RIGHTS/WARRANTS — (0.1%)
Other Securities		819,478	0.0%

SECURITIES LENDING COLLATERAL — (2.5%)
§@ DFA Short Term Investment Fund	4,463,467	51,642,308	2.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,544,394,544)^		$2,048,483,717	102.2%
____________________

^       The cost for federal income tax purposes is $1,564,650,602.

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of December 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,975,087	$525,621,743	—	$527,596,830
Consumer Staples	—	97,487,728	—	97,487,728
Energy	—	74,901,475	—	74,901,475
Financials	—	304,499,770	—	304,499,770
Health Care	—	80,511,220	—	80,511,220
Industrials	—	487,250,574	—	487,250,574
Information Technology	11,183,705	162,731,276	—	173,914,981
Materials	—	142,886,611	—	142,886,611
Telecommunication Services	—	58,130,090	—	58,130,090
Utilities	—	48,842,652	—	48,842,652
Rights/Warrants	—	819,478	—	819,478
Securities Lending Collateral	—	51,642,308	—	51,642,308
TOTAL	$13,158,792	$2,035,324,925	—	$2,048,483,717

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2014
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (89.3%)
AUSTRIA — (2.0%)
Other Securities		$69,178,789	2.3%

BELGIUM — (3.2%)
Ackermans & van Haaren NV	124,737	15,380,814	0.5%
Other Securities		93,171,056	3.0%
TOTAL BELGIUM		108,551,870	3.5%

DENMARK — (4.3%)
# FLSmidth & Co. A.S.	255,518	11,202,229	0.4%
* Genmab A.S.	202,319	11,734,589	0.4%
GN Store Nord A.S.	829,501	18,122,779	0.6%
* Topdanmark A.S.	507,925	16,485,505	0.5%
Other Securities		90,938,140	2.9%
TOTAL DENMARK		148,483,242	4.8%

FINLAND — (6.1%)
Elisa Oyj	702,558	19,176,336	0.6%
Huhtamaki Oyj	452,365	11,901,256	0.4%
Kesko Oyj Class B	315,046	11,457,770	0.4%
Metso Oyj	450,551	13,489,353	0.4%
Neste Oil Oyj	609,759	14,852,247	0.5%
Orion Oyj Class B	401,178	12,476,829	0.4%
Other Securities		125,367,372	4.1%
TOTAL FINLAND		208,721,163	6.8%

FRANCE — (11.0%)
Eurofins Scientific SE	45,631	11,647,404	0.4%
# Ingenico	171,744	18,091,233	0.6%
Lagardere SCA	630,688	16,424,358	0.5%
Teleperformance	310,372	21,127,050	0.7%
Other Securities		309,047,263	10.0%
TOTAL FRANCE		376,337,308	12.2%

GERMANY — (13.7%)
Aareal Bank AG	423,110	16,900,619	0.6%
Deutsche Wohnen AG	847,394	19,989,777	0.7%
* Dialog Semiconductor P.L.C.	315,500	11,015,900	0.4%
Freenet AG	631,511	17,955,290	0.6%
MTU Aero Engines AG	248,035	21,555,632	0.7%
* TUI AG	883,403	14,647,056	0.5%
Other Securities		366,136,308	11.7%
TOTAL GERMANY		468,200,582	15.2%

GREECE — (0.0%)
Other Securities		816	0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
IRELAND — (2.1%)
Paddy Power P.L.C.	175,221	$14,429,564	0.5%
Smurfit Kappa Group P.L.C.	564,905	12,703,817	0.4%
Other Securities		45,031,536	1.4%
TOTAL IRELAND		72,164,917	2.3%

ISRAEL — (2.2%)
Other Securities		74,830,565	2.4%

ITALY — (8.6%)
Azimut Holding SpA	526,953	11,447,734	0.4%
* Banca Popolare dell’Emilia Romagna SC	2,512,117	16,469,372	0.5%
* Banca Popolare di Milano Scarl	21,850,238	14,233,965	0.5%
* Finmeccanica SpA	1,840,364	17,105,866	0.6%
Prysmian SpA	1,025,221	18,683,373	0.6%
Other Securities		216,003,112	7.0%
TOTAL ITALY		293,943,422	9.6%

NETHERLANDS — (5.6%)
Aalberts Industries NV	507,343	14,962,069	0.5%
# ASM International NV	261,882	11,090,339	0.4%
Delta Lloyd NV	1,074,736	23,633,819	0.8%
Nutreco NV	360,777	19,364,559	0.6%
#* SBM Offshore NV	962,257	11,316,986	0.4%
TNT Express NV	2,283,752	15,224,424	0.5%
Other Securities		95,331,501	3.0%
TOTAL NETHERLANDS		190,923,697	6.2%

NORWAY — (2.5%)
Other Securities		85,553,867	2.8%

PORTUGAL — (1.2%)
Other Securities		41,124,870	1.3%

SOUTH AFRICA — (0.0%)
Other Securities		243,822	0.0%

SPAIN — (5.6%)
# Bolsas y Mercados Espanoles SA	413,573	16,017,829	0.5%
* Gamesa Corp. Tecnologica SA	1,234,443	11,143,149	0.4%
* Jazztel P.L.C.	1,097,205	16,582,035	0.5%
# Viscofan SA	231,462	12,280,501	0.4%
Other Securities		136,767,220	4.5%
TOTAL SPAIN		192,790,734	6.3%

SWEDEN — (9.3%)
Castellum AB	752,681	11,726,655	0.4%
Intrum Justitia AB	377,332	11,175,645	0.4%
JM AB	372,482	11,807,138	0.4%
Other Securities		282,202,987	9.1%
TOTAL SWEDEN		316,912,425	10.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (11.9%)
ams AG	347,533	$12,563,313	0.4%
* Dufry AG	105,189	15,721,968	0.5%
Flughafen Zuerich AG	20,516	13,720,305	0.4%
GAM Holding AG	863,724	15,528,017	0.5%
Georg Fischer AG	20,914	13,195,276	0.4%
Helvetia Holding AG	34,608	16,443,973	0.5%
Lonza Group AG	179,840	20,248,474	0.7%
PSP Swiss Property AG	148,327	12,765,473	0.4%
Straumann Holding AG	51,891	13,037,111	0.4%
Other Securities		273,013,967	9.0%
TOTAL SWITZERLAND		406,237,877	13.2%
TOTAL COMMON STOCKS		3,054,199,966	99.2%

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
Other Securities		—	0.0%

FRANCE — (0.0%)
Other Securities		205,869	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		95,684	0.0%

SWEDEN — (0.0%)
Other Securities		2	0.0%
TOTAL RIGHTS/WARRANTS		301,555	0.0%

SECURITIES LENDING COLLATERAL — (10.7%)
§@ DFA Short Term Investment Fund	31,690,785	366,662,378	11.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,963,631,041)^		$3,421,163,899	111.1%
____________________

^       The cost for federal income tax purposes is $2,969,920,364.

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of December 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$55,466	$69,123,323	—	$69,178,789
Belgium	—	108,551,870	—	108,551,870
Denmark	—	148,483,242	—	148,483,242
Finland	—	208,721,163	—	208,721,163
France	555,113	375,782,195	—	376,337,308
Germany	19,826	468,180,756	—	468,200,582
Greece	—	816	—	816
Ireland	—	72,164,917	—	72,164,917
Israel	—	74,830,565	—	74,830,565
Italy	—	293,943,422	—	293,943,422
Netherlands	—	190,923,697	—	190,923,697
Norway	—	85,553,867	—	85,553,867
Portugal	—	41,124,870	—	41,124,870
South Africa	243,822	—	—	243,822
Spain	21,420	192,769,314	—	192,790,734
Sweden	2,147,056	314,765,369	—	316,912,425
Switzerland	102,858	406,135,019	—	406,237,877
Rights/Warrants
Austria	—	—	—	—
France	—	205,869	—	205,869
Italy	—	—	—	—
Spain	—	95,684	—	95,684
Sweden	—	2	—	2
Securities Lending Collateral	—	366,662,378	—	366,662,378
TOTAL	$3,145,561	$3,418,018,338	—	$3,421,163,899

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2014
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (74.5%)
Consumer Discretionary — (8.7%)
#	Cineplex, Inc.	290,435	$11,206,921	1.4%
	Cogeco Cable, Inc.	89,367	5,510,632	0.7%
#	Corus Entertainment, Inc. Class B	414,416	8,186,303	1.0%
*	Great Canadian Gaming Corp.	302,800	5,382,011	0.7%
#*	Imax Corp.	257,917	7,960,840	1.0%
	Linamar Corp.	182,339	11,135,266	1.4%
	RONA, Inc.	681,945	8,129,573	1.0%
	Other Securities		35,995,296	4.3%
Total Consumer Discretionary			93,506,842	11.5%

Consumer Staples — (3.0%)
	Maple Leaf Foods, Inc.	536,764	8,995,348	1.1%
#	North West Co., Inc. (The)	232,610	5,245,638	0.7%
	Other Securities		17,928,297	2.2%
Total Consumer Staples			32,169,283	4.0%

Energy — (16.6%)
*	Advantage Oil & Gas, Ltd.	1,098,231	5,255,779	0.7%
#	Bonterra Energy Corp.	138,595	4,968,568	0.6%
#	Canadian Energy Services & Technology Corp.	950,642	5,195,883	0.6%
#	Enbridge Income Fund Holdings, Inc.	246,855	8,573,420	1.1%
*	Gran Tierra Energy, Inc.	1,393,412	5,349,129	0.7%
#	Mullen Group, Ltd.	483,025	8,859,754	1.1%
#	Parkland Fuel Corp.	400,877	7,501,348	0.9%
	Pason Systems, Inc.	368,652	6,945,939	0.9%
#	Secure Energy Services, Inc.	558,354	8,155,679	1.0%
#	Whitecap Resources, Inc.	848,168	8,351,731	1.0%
	Other Securities		109,471,829	13.5%
Total Energy			178,629,059	22.1%

Financials — (6.2%)
	Canadian Western Bank	321,046	9,049,971	1.1%
	FirstService Corp.	152,248	7,768,344	1.0%
	Home Capital Group, Inc.	241,200	9,963,150	1.2%
	Laurentian Bank of Canada	163,720	7,041,736	0.9%
	Other Securities		33,163,987	4.1%
Total Financials			66,987,188	8.3%

Health Care — (1.4%)
*	Endo International P.L.C.	77,931	5,664,050	0.7%
	Other Securities		9,123,644	1.1%
Total Health Care			14,787,694	1.8%

Industrials — (12.5%)
*	ATS Automation Tooling Systems, Inc.	500,030	6,671,084	0.8%
	MacDonald Dettwiler & Associates, Ltd.	112,170	9,167,276	1.1%
#	Ritchie Bros Auctioneers, Inc.	378,801	10,179,176	1.3%
#	Russel Metals, Inc.	332,255	7,406,959	0.9%

The Canadian Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
#	Stantec, Inc.	456,570	$12,548,012	1.6%
	Toromont Industries, Ltd.	283,025	6,945,294	0.9%
#	Transcontinental, Inc. Class A	366,876	5,229,357	0.6%
#	TransForce, Inc.	442,709	11,275,400	1.4%
#	Westshore Terminals Investment Corp.	279,008	7,595,992	0.9%
#	WSP Global, Inc.	234,492	7,035,971	0.9%
	Other Securities		51,201,169	6.3%
Total Industrials			135,255,690	16.7%

Information Technology — (5.5%)
*	Celestica, Inc.	949,607	11,156,942	1.4%
	DH Corp.	438,495	13,840,258	1.7%
#*	Sierra Wireless, Inc.	164,792	7,829,677	1.0%
	Other Securities		26,459,932	3.2%
Total Information Technology			59,286,809	7.3%

Materials — (15.9%)
#*	B2Gold Corp.	3,050,890	4,989,405	0.6%
	CCL Industries, Inc. Class B	93,979	10,181,732	1.3%
*	Dominion Diamond Corp.	410,913	7,381,438	0.9%
	HudBay Minerals, Inc.	1,241,126	10,810,979	1.3%
*	Interfor Corp.	373,031	7,047,711	0.9%
	Intertape Polymer Group, Inc.	332,527	5,326,500	0.7%
#	Pan American Silver Corp.	749,083	6,911,835	0.9%
	Stella-Jones, Inc.	180,100	5,075,292	0.6%
	Other Securities		114,391,987	14.1%
Total Materials			172,116,879	21.3%

Telecommunication Services — (0.4%)
	Other Securities		4,418,370	0.5%

Utilities — (4.3%)
#	Algonquin Power & Utilities Corp.	930,215	7,718,430	1.0%
#	Capital Power Corp.	459,109	10,274,431	1.3%
#	Innergex Renewable Energy, Inc.	514,227	5,028,076	0.6%
#	Northland Power, Inc.	517,996	6,817,145	0.8%
#	Superior Plus Corp.	668,843	6,902,589	0.9%
	Other Securities		9,705,973	1.1%
Total Utilities			46,446,644	5.7%

TOTAL COMMON STOCKS			803,604,458	99.2%

RIGHTS/WARRANTS — (0.0%)
	Other Securities		1	0.0%

SECURITIES LENDING COLLATERAL — (25.5%)
§@	DFA Short Term Investment Fund	23,824,993	275,655,165	34.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,259,240,385)^			$1,079,259,624	133.3%
____________________

^       The cost for federal income tax purposes is $1,261,838,974.

The Canadian Small Company Series
continued

Summary of the Series’ investments as of December 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$93,506,842	—	—	$93,506,842
Consumer Staples	32,169,283	—	—	32,169,283
Energy	178,629,009	$50	—	178,629,059
Financials	66,987,188	—	—	66,987,188
Health Care	14,779,898	7,796	—	14,787,694
Industrials	135,255,690	—	—	135,255,690
Information Technology	59,286,809	—	—	59,286,809
Materials	172,042,053	74,826	—	172,116,879
Telecommunication Services	4,418,370	—	—	4,418,370
Utilities	46,446,644	—	—	46,446,644
Rights/Warrants	—	1	—	1
Securities Lending Collateral	—	275,655,165	—	275,655,165
TOTAL	$803,521,786	$275,737,838	—	$1,079,259,624

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2014

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (86.8%)
Consumer Discretionary — (17.9%)
Aoyama Trading Co., Ltd.	315,900	$7,513,669	0.3%
H2O Retailing Corp.	442,605	7,361,480	0.3%
Nifco, Inc.	295,500	9,363,392	0.4%
# Resorttrust, Inc.	291,116	7,018,444	0.3%
Shimachu Co., Ltd.	295,800	7,615,745	0.3%
Wacoal Holdings Corp.	629,000	6,550,239	0.3%
Other Securities		466,467,139	18.5%
Total Consumer Discretionary		511,890,108	20.4%

Consumer Staples — (7.6%)
Matsumotokiyoshi Holdings Co., Ltd.	229,700	6,680,147	0.3%
Sapporo Holdings, Ltd.	1,993,000	8,625,333	0.4%
# Takara Holdings, Inc.	814,000	6,480,260	0.3%
# UNY Group Holdings Co., Ltd.	1,471,300	7,799,995	0.3%
Other Securities		189,525,032	7.4%
Total Consumer Staples		219,110,767	8.7%

Energy — (0.9%)
Other Securities		25,847,200	1.0%

Financials — (10.2%)
Awa Bank, Ltd. (The)	1,185,000	7,105,993	0.3%
Daishi Bank, Ltd. (The)	2,061,000	7,293,168	0.3%
Higo Bank, Ltd. (The)	1,151,000	6,551,664	0.3%
Juroku Bank, Ltd. (The)	2,060,000	8,124,606	0.3%
Keiyo Bank, Ltd. (The)	1,325,000	6,927,376	0.3%
#* Leopalace21 Corp.	1,523,700	9,543,623	0.4%
Musashino Bank, Ltd. (The)	203,400	6,891,841	0.3%
North Pacific Bank, Ltd.	1,846,200	7,610,951	0.3%
San-In Godo Bank, Ltd. (The)	980,000	7,550,640	0.3%
Senshu Ikeda Holdings, Inc.	1,365,100	7,062,181	0.3%
Other Securities		217,936,777	8.6%
Total Financials		292,598,820	11.7%

Health Care — (4.3%)
Other Securities		122,558,383	4.9%

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Industrials — (25.8%)
	Aica Kogyo Co., Ltd.	318,300	$6,588,512	0.3%
	DMG Mori Seiki Co., Ltd.	577,200	6,798,023	0.3%
	Fujikura, Ltd.	2,042,000	8,577,639	0.4%
#	Furukawa Electric Co., Ltd.	4,610,000	8,136,200	0.3%
	Glory, Ltd.	274,400	7,071,142	0.3%
#	Hazama Ando Corp.	1,049,700	7,056,975	0.3%
#	Iwatani Corp.	1,107,000	7,568,717	0.3%
#	Japan Steel Works, Ltd. (The)	1,988,000	7,111,136	0.3%
#	Maeda Corp.	845,000	7,470,851	0.3%
	Mitsui Engineering & Shipbuilding Co., Ltd.	4,886,000	10,622,003	0.4%
	Nishi-Nippon Railroad Co., Ltd.	1,627,000	6,482,809	0.3%
	Nishimatsu Construction Co., Ltd.	1,855,000	9,006,722	0.4%
	Nisshinbo Holdings, Inc.	929,000	7,672,103	0.3%
	OSG Corp.	455,100	7,420,946	0.3%
	Sankyu, Inc.	1,561,000	7,216,910	0.3%
	Sanwa Holdings Corp.	1,262,100	8,751,418	0.4%
	Tsubakimoto Chain Co.	854,700	6,742,103	0.3%
	Other Securities		607,859,813	24.0%
Total Industrials			738,154,022	29.5%

Information Technology — (10.0%)
	Anritsu Corp.	865,700	6,702,549	0.3%
	Horiba, Ltd.	218,850	7,917,501	0.3%
#	IT Holdings Corp.	519,701	8,491,586	0.4%
	Oki Electric Industry Co., Ltd.	4,385,000	10,188,368	0.4%
#	SCREEN Holdings Co., Ltd.	1,267,000	6,905,771	0.3%
#	Taiyo Yuden Co., Ltd.	661,300	6,797,894	0.3%
	Other Securities		239,685,095	9.4%
Total Information Technology			286,688,764	11.4%

Materials — (9.6%)
	ADEKA Corp.	530,500	6,847,875	0.3%
	Lintec Corp.	312,600	6,526,618	0.3%
	Mitsui Mining & Smelting Co., Ltd.	3,666,000	9,724,344	0.4%
	Nihon Parkerizing Co., Ltd.	275,800	6,583,269	0.3%
#	Sumitomo Osaka Cement Co., Ltd.	2,682,000	8,383,958	0.3%
	Tokuyama Corp.	2,222,000	6,495,139	0.3%
	Toyobo Co., Ltd.	5,435,000	7,823,086	0.3%
	Other Securities		223,923,257	8.8%
Total Materials			276,307,546	11.0%

Telecommunication Services — (0.1%)
	Other Securities		4,309,409	0.2%

Utilities — (0.4%)
	Other Securities		11,429,517	0.5%
TOTAL COMMON STOCKS			2,488,894,536	99.3%

The Japanese Small Company Series
continued

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (13.2%)
§@ DFA Short Term Investment Fund	32,591,293	$377,081,264	15.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,741,341,199)		$2,865,975,800	114.4%

Summary of the Series’ investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,646,036	$507,244,072	—	$511,890,108
Consumer Staples	803,849	218,306,918	—	219,110,767
Energy	—	25,847,200	—	25,847,200
Financials	10,448,978	282,149,842	—	292,598,820
Health Care	—	122,558,383	—	122,558,383
Industrials	—	738,154,022	—	738,154,022
Information Technology	—	286,688,764	—	286,688,764
Materials	—	276,307,546	—	276,307,546
Telecommunication Services	—	4,309,409	—	4,309,409
Utilities	—	11,429,517	—	11,429,517
Securities Lending Collateral	—	377,081,264	—	377,081,264
TOTAL	$15,898,863	$2,850,076,937	—	$2,865,975,800

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2014

		Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (78.7%)
AUSTRALIA — (41.6%)
#	Adelaide Brighton, Ltd.	3,634,701	$10,838,815	0.8%
	Ansell, Ltd.	544,496	9,550,805	0.7%
#	Aristocrat Leisure, Ltd.	3,124,863	17,765,461	1.2%
#	Beach Energy, Ltd.	9,353,942	9,675,702	0.7%
*	BlueScope Steel, Ltd.	1,945,699	9,070,776	0.6%
#	carsales.com, Ltd.	1,736,291	16,384,267	1.1%
	CSR, Ltd.	3,291,003	10,072,540	0.7%
#	Downer EDI, Ltd.	2,989,518	12,624,250	0.9%
	DuluxGroup, Ltd.	3,082,903	14,569,397	1.0%
#	Echo Entertainment Group, Ltd.	4,331,523	14,543,934	1.0%
	Fairfax Media, Ltd.	14,676,907	10,549,342	0.7%
#	GrainCorp, Ltd. Class A	1,240,760	9,596,665	0.7%
#	iiNET, Ltd.	1,110,524	7,836,764	0.5%
	Independence Group NL	1,827,105	7,316,662	0.5%
#	Invocare, Ltd.	894,310	9,542,450	0.7%
#	IOOF Holdings, Ltd.	1,906,008	15,203,012	1.1%
#	Iress, Ltd.	1,080,718	9,403,408	0.7%
#	JB Hi-Fi, Ltd.	860,733	11,852,634	0.8%
#	M2 Group, Ltd.	1,270,142	8,813,121	0.6%
#	Metcash, Ltd.	4,422,950	11,046,633	0.8%
#	Mineral Resources, Ltd.	1,202,488	9,013,856	0.6%
#	Monadelphous Group, Ltd.	707,732	7,849,897	0.5%
#	Myer Holdings, Ltd.	4,168,808	7,079,608	0.5%
#	NIB Holdings, Ltd.	2,712,998	7,818,566	0.5%
#	OZ Minerals, Ltd.	2,263,016	7,776,456	0.5%
#	Perpetual, Ltd.	359,597	14,703,016	1.0%
	Primary Health Care, Ltd.	3,240,864	13,281,170	0.9%
*	Qantas Airways, Ltd.	4,914,897	7,343,406	0.5%
	Reece Australia, Ltd.	238,257	6,983,909	0.5%
#	Sims Metal Management, Ltd.	1,378,490	13,761,961	1.0%
#	Sirtex Medical, Ltd.	409,434	9,401,832	0.7%
	Spark Infrastructure Group	10,691,774	17,972,704	1.2%
#	Super Retail Group, Ltd.	1,291,875	8,382,739	0.6%
	Tabcorp Holdings, Ltd.	2,426,529	8,716,499	0.6%
#	TPG Telecom, Ltd.	1,231,044	7,970,965	0.6%
#	Transpacific Industries Group, Ltd.	9,657,560	7,675,573	0.5%
#*	UGL, Ltd.	1,220,877	7,551,660	0.5%
	Other Securities		376,339,345	25.7%
TOTAL AUSTRALIA			765,879,800	52.7%

BERMUDA — (0.0%)
	Other Securities		26,808	0.0%

CHINA — (0.2%)
	Other Securities		3,119,336	0.2%

The Asia Pacific Small Company Series
continued

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (20.7%)
Dah Sing Financial Holdings, Ltd.	1,208,544	$7,525,263	0.5%
# Esprit Holdings, Ltd.	13,739,550	17,211,169	1.2%
Hopewell Holdings, Ltd.	2,973,000	10,569,755	0.7%
# Luk Fook Holdings International, Ltd.	2,792,000	8,306,888	0.6%
Melco International Development, Ltd.	3,620,000	9,838,366	0.7%
Xinyi Glass Holdings, Ltd.	16,212,000	9,536,952	0.7%
Other Securities		317,754,477	21.8%
TOTAL HONG KONG		380,742,870	26.2%

NEW ZEALAND — (7.1%)
# Fisher & Paykel Healthcare Corp., Ltd.	4,076,344	17,813,660	1.2%
# Infratil, Ltd.	3,206,161	7,206,718	0.5%
# Ryman Healthcare, Ltd.	2,312,512	13,691,535	0.9%
# Sky Network Television, Ltd.	2,017,881	10,019,430	0.7%
# SKYCITY Entertainment Group, Ltd.	4,308,638	13,173,223	0.9%
Other Securities		68,677,900	4.8%
TOTAL NEW ZEALAND		130,582,466	9.0%

SINGAPORE — (9.1%)
Singapore Post, Ltd.	6,765,120	10,383,577	0.7%
Venture Corp., Ltd.	1,694,000	10,203,641	0.7%
Other Securities		146,437,456	10.1%
TOTAL SINGAPORE		167,024,674	11.5%
TOTAL COMMON STOCKS		1,447,375,954	99.6%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		—	0.0%

HONG KONG — (0.0%)
Other Securities		87,216	0.0%

SINGAPORE — (0.0%)
Other Securities		2,095	0.0%
TOTAL RIGHTS/WARRANTS		89,311	0.0%

		Value†
SECURITIES LENDING COLLATERAL — (21.3%)
§@ DFA Short Term Investment Fund	33,782,209	390,860,156	26.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,833,068,732)		$1,838,325,421	126.5%

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,261,409	$753,618,391	—	$765,879,800
Bermuda	—	26,808	—	26,808
China	—	3,119,336	—	3,119,336
Hong Kong	1,079,370	379,663,500	—	380,742,870
New Zealand	396,491	130,185,975	—	130,582,466
Singapore	485,216	166,539,458	—	167,024,674
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	87,216	—	87,216
Singapore	—	2,095	—	2,095
Securities Lending Collateral	—	390,860,156	—	390,860,156
TOTAL	$14,222,486	$1,824,102,935	—	$1,838,325,421

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2014

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (97.3%)
Consumer Discretionary — (25.2%)
Barratt Developments P.L.C.	3,291,665	$22,127,812	1.1%
Bellway P.L.C.	652,849	18,313,143	0.9%
Berkeley Group Holdings P.L.C.	687,947	25,159,106	1.3%
Daily Mail & General Trust P.L.C.	1,422,483	17,999,359	0.9%
Dixons Carphone P.L.C.	2,319,507	14,728,353	0.7%
Greene King P.L.C.	1,421,372	18,273,797	0.9%
Howden Joinery Group P.L.C.	3,423,456	18,783,244	0.9%
Inchcape P.L.C.	2,330,419	25,961,589	1.3%
Informa P.L.C.	3,256,622	25,106,456	1.3%
Rightmove P.L.C.	492,413	16,655,156	0.8%
Taylor Wimpey P.L.C.	14,989,056	28,472,629	1.4%
* Thomas Cook Group P.L.C.	7,517,966	14,978,554	0.8%
WH Smith P.L.C.	711,405	12,844,258	0.6%
William Hill P.L.C.	4,494,667	25,956,438	1.3%
Other Securities		228,230,551	11.5%
Total Consumer Discretionary		513,590,445	25.7%

Consumer Staples — (4.5%)
Booker Group P.L.C.	7,511,637	16,881,209	0.8%
Britvic P.L.C.	1,277,429	13,927,819	0.7%
Tate & Lyle P.L.C.	1,515,587	14,667,991	0.7%
Other Securities		46,852,034	2.4%
Total Consumer Staples		92,329,053	4.6%

Energy — (4.6%)
AMEC P.L.C.	1,114,094	18,576,553	0.9%
John Wood Group P.L.C.	1,961,228	20,808,838	1.0%
Other Securities		54,101,541	2.8%
Total Energy		93,486,932	4.7%

Financials — (14.7%)
Amlin P.L.C.	2,654,495	19,373,906	1.0%
Catlin Group, Ltd.	1,883,388	16,179,782	0.8%
Close Brothers Group P.L.C.	788,970	18,514,828	0.9%
Henderson Group P.L.C.	5,677,167	19,118,900	1.0%
Hiscox, Ltd.	1,674,250	18,260,643	0.9%
ICAP P.L.C.	2,893,657	19,427,173	1.0%
IG Group Holdings P.L.C.	1,931,185	18,611,712	0.9%
Man Group P.L.C.	9,800,117	19,431,406	1.0%
Other Securities		151,018,176	7.5%
Total Financials		299,936,526	15.0%

Health Care — (3.7%)
* BTG P.L.C.	1,781,080	21,529,272	1.1%
Hikma Pharmaceuticals P.L.C.	713,706	21,647,047	1.1%
Other Securities		32,975,002	1.6%
Total Health Care		76,151,321	3.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (24.2%)
Ashtead Group P.L.C.	1,347,260	$22,572,306	1.1%
BBA Aviation P.L.C.	2,792,163	15,805,781	0.8%
Berendsen P.L.C.	852,867	13,810,534	0.7%
Cobham P.L.C.	5,618,202	26,207,126	1.3%
DCC P.L.C.	447,754	25,092,474	1.3%
Hays P.L.C.	7,359,440	14,534,905	0.7%
Melrose Industries P.L.C.	4,127,987	16,966,362	0.9%
Rentokil Initial P.L.C.	9,576,875	18,886,873	1.0%
Rotork P.L.C.	446,606	18,307,009	0.9%
Spirax-Sarco Engineering P.L.C.	399,105	18,236,514	0.9%
Stagecoach Group P.L.C.	2,248,039	13,934,215	0.7%
Other Securities		289,288,480	14.5%
Total Industrials		493,642,579	24.8%

Information Technology — (8.5%)
Halma P.L.C.	2,008,362	20,039,284	1.0%
Spectris P.L.C.	601,319	17,368,409	0.9%
# Telecity Group P.L.C.	1,018,433	12,576,541	0.6%
Other Securities		121,983,693	6.1%
Total Information Technology		171,967,927	8.6%

Materials — (6.6%)
Croda International P.L.C.	463,619	17,045,566	0.9%
DS Smith P.L.C.	4,875,734	20,708,475	1.0%
Essentra P.L.C.	1,229,761	13,539,887	0.7%
Other Securities		83,503,314	4.2%
Total Materials		134,797,242	6.8%

Telecommunication Services — (2.7%)
Inmarsat P.L.C.	2,296,017	25,210,004	1.3%
TalkTalk Telecom Group P.L.C.	2,703,937	13,013,957	0.6%
Other Securities		17,470,514	0.9%
Total Telecommunication Services		55,694,475	2.8%

Utilities — (2.6%)
Drax Group P.L.C.	2,103,725	20,016,929	1.0%
Pennon Group P.L.C.	2,061,341	27,507,186	1.4%
Other Securities		4,895,586	0.2%
Total Utilities		52,419,701	2.6%
TOTAL COMMON STOCKS		1,984,016,201	99.4%

RIGHTS/WARRANTS — (0.1%)
Other Securities		1,128,981	0.1%

SECURITIES LENDING COLLATERAL — (2.6%)
§@ DFA Short Term Investment Fund	4,557,215	52,726,974	2.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,533,323,942)		$2,037,872,156	102.1%

The United Kingdom Small Company Series
CONTINUED

Summary of the Series’ investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,705,687	$511,884,758	—	$513,590,445
Consumer Staples	—	92,329,053	—	92,329,053
Energy	—	93,486,932	—	93,486,932
Financials	—	299,936,526	—	299,936,526
Health Care	413,391	75,737,930	—	76,151,321
Industrials	—	493,642,579	—	493,642,579
Information Technology	36,400	171,931,527	—	171,967,927
Materials	41,172	134,756,070	—	134,797,242
Telecommunication Services	—	55,694,475	—	55,694,475
Utilities	—	52,419,701	—	52,419,701
Rights/Warrants	1,083,818	45,163	—	1,128,981
Securities Lending Collateral	—	52,726,974	—	52,726,974
TOTAL	$3,280,468	$2,034,591,688	—	$2,037,872,156

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2014

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (87.6%)
AUSTRIA — (2.0%)
Other Securities		$71,759,411	2.3%

BELGIUM — (2.9%)
Ackermans & van Haaren NV	121,561	15,159,547	0.5%
Other Securities		90,389,162	2.8%
TOTAL BELGIUM		105,548,709	3.3%

DENMARK — (4.6%)
GN Store Nord A.S.	772,340	17,970,374	0.6%
* Jyske Bank A.S.	267,531	14,424,929	0.5%
* Topdanmark A.S.	507,925	16,167,201	0.5%
* Vestas Wind Systems A.S.	531,291	17,731,821	0.6%
Other Securities		99,264,289	3.1%
TOTAL DENMARK		165,558,614	5.3%

FINLAND — (6.0%)
Elisa Oyj	702,558	19,299,483	0.6%
Huhtamaki Oyj	452,365	11,478,833	0.4%
Kesko Oyj Class B	315,046	11,948,285	0.4%
Metso Oyj	469,957	15,354,503	0.5%
# Neste Oil Oyj	609,759	13,158,259	0.4%
Orion Oyj Class B	401,178	13,644,702	0.4%
Other Securities		130,365,473	4.1%
TOTAL FINLAND		215,249,538	6.8%

FRANCE — (10.4%)
# Ingenico	171,744	17,109,701	0.6%
Lagardere SCA	585,070	14,238,458	0.5%
# Neopost SA	171,272	11,886,247	0.4%
Teleperformance	289,816	18,262,629	0.6%
Other Securities		309,485,159	9.7%
TOTAL FRANCE		370,982,194	11.8%

GERMANY — (13.1%)
Aareal Bank AG	423,110	18,179,030	0.6%
Deutsche Wohnen AG	885,948	19,997,303	0.6%
Freenet AG	631,511	16,569,366	0.5%
MTU Aero Engines AG	248,035	21,753,942	0.7%
Rhoen Klinikum AG	500,406	14,899,557	0.5%
Stada Arzneimittel AG	298,237	11,491,332	0.4%
TUI AG	883,403	13,528,431	0.4%
Other Securities		352,370,875	11.2%
TOTAL GERMANY		468,789,836	14.9%

GREECE — (0.0%)
Other Securities		846	0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
IRELAND — (1.9%)
Paddy Power P.L.C.	175,221	$12,788,109	0.4%
Smurfit Kappa Group P.L.C.	564,905	11,671,917	0.4%
Other Securities		43,098,054	1.3%
TOTAL IRELAND		67,558,080	2.1%

ISRAEL — (2.3%)
Other Securities		81,625,599	2.6%

ITALY — (8.6%)
Azimut Holding SpA	526,953	12,333,896	0.4%
* Banca Popolare dell’Emilia Romagna SC	2,452,950	18,717,677	0.6%
* Banca Popolare di Milano Scarl	21,335,561	16,081,112	0.5%
* Finmeccanica SpA	1,840,364	16,630,273	0.5%
Prysmian SpA	930,455	16,125,875	0.5%
Other Securities		229,452,418	7.3%
TOTAL ITALY		309,341,251	9.8%

NETHERLANDS — (5.2%)
Aalberts Industries NV	507,343	13,523,613	0.4%
Delta Lloyd NV	1,074,736	24,496,720	0.8%
Nutreco NV	360,777	18,070,377	0.6%
#* SBM Offshore NV	962,257	12,044,543	0.4%
TNT Express NV	2,283,752	13,274,323	0.4%
Other Securities		104,658,516	3.3%
TOTAL NETHERLANDS		186,068,092	5.9%

NORWAY — (2.7%)
Other Securities		97,515,854	3.1%

PORTUGAL — (1.4%)
* Banco Comercial Portugues SA	116,756,305	13,196,571	0.4%
Other Securities		37,431,451	1.2%
TOTAL PORTUGAL		50,628,022	1.6%

SPAIN — (5.6%)
# Bolsas y Mercados Espanoles SA	387,022	14,724,818	0.5%
* Gamesa Corp. Tecnologica SA	1,146,125	11,315,727	0.4%
* Jazztel P.L.C.	1,097,205	17,541,651	0.6%
# Viscofan SA	224,736	13,214,604	0.4%
Other Securities		142,936,668	4.4%
TOTAL SPAIN		199,733,468	6.3%

SWEDEN — (9.2%)
Castellum AB	752,681	11,542,461	0.4%
JM AB	372,482	12,039,459	0.4%
Other Securities		306,117,751	9.7%
TOTAL SWEDEN		329,699,671	10.5%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (11.7%)
ams AG	305,882	$10,968,617	0.4%
* Dufry AG	105,189	15,165,112	0.5%
Flughafen Zuerich AG	19,754	12,587,599	0.4%
GAM Holding AG	828,863	14,155,213	0.5%
Georg Fischer AG	20,425	11,796,958	0.4%
Helvetia Holding AG	32,824	15,608,324	0.5%
Lonza Group AG	216,869	23,896,040	0.8%
PSP Swiss Property AG	148,327	12,730,412	0.4%
Straumann Holding AG	47,712	11,746,936	0.4%
Other Securities		289,849,302	9.0%
TOTAL SWITZERLAND		418,504,513	13.3%
TOTAL COMMON STOCKS		3,138,563,698	99.6%

RIGHTS/WARRANTS — (0.1%)
AUSTRIA — (0.0%)
Other Securities		430	0.0%

FRANCE — (0.1%)
Other Securities		735,420	0.0%

GERMANY — (0.0%)
Other Securities		421,400	0.0%

ITALY — (0.0%)
Other Securities		172,545	0.0%

PORTUGAL — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		152,032	0.0%
TOTAL RIGHTS/WARRANTS		1,481,827	0.0%

		Value†
SECURITIES LENDING COLLATERAL — (12.3%)
§@ DFA Short Term Investment Fund	38,146,040	441,349,686	14.0%
TOTAL INVESTMENTS — (100.0%)
(Cost $3,059,179,623)		$3,581,395,211	113.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$71,759,411	—	$71,759,411
Belgium	—	105,548,709	—	105,548,709
Denmark	—	165,558,614	—	165,558,614
Finland	—	215,249,538	—	215,249,538
France	$577,107	370,405,087	—	370,982,194
Germany	1,506,397	467,283,439	—	468,789,836
Greece	—	846	—	846
Ireland	—	67,558,080	—	67,558,080
Israel	—	81,625,599	—	81,625,599
Italy	—	309,341,251	—	309,341,251
Netherlands	—	186,068,092	—	186,068,092
Norway	—	97,515,854	—	97,515,854
Portugal	—	50,628,022	—	50,628,022
Spain	34,154	199,699,314	—	199,733,468
Sweden	377,647	329,322,024	—	329,699,671
Switzerland	—	418,504,513	—	418,504,513
Rights/Warrants
Austria	—	430	—	430
France	—	735,420	—	735,420
Germany	—	421,400	—	421,400
Italy	—	172,545	—	172,545
Portugal	—	—	—	—
Spain	—	152,032	—	152,032
Securities Lending Collateral	—	441,349,686	—	441,349,686
TOTAL	$2,495,305	$3,578,899,906	—	$3,581,395,211

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2014

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (78.8%)
Consumer Discretionary — (8.5%)
#	Cineplex, Inc.	290,435	$10,941,724	1.3%
#	Corus Entertainment, Inc. Class B	414,416	7,626,093	0.9%
*	Great Canadian Gaming Corp.	302,800	5,491,533	0.7%
#*	Imax Corp.	252,317	7,430,372	0.9%
	Linamar Corp.	238,706	12,193,163	1.4%
	RONA, Inc.	681,945	8,319,723	1.0%
	Other Securities		39,355,775	4.6%
Total Consumer Discretionary			91,358,383	10.8%

Consumer Staples — (3.0%)
#	Maple Leaf Foods, Inc.	536,764	9,286,986	1.1%
	Other Securities		22,403,255	2.6%
Total Consumer Staples			31,690,241	3.7%

Energy — (21.2%)
*	Bankers Petroleum, Ltd.	1,411,399	5,422,437	0.6%
#	Bonavista Energy Corp.	572,444	5,378,805	0.6%
#	Bonterra Energy Corp.	138,595	6,230,965	0.7%
#	Canadian Energy Services & Technology Corp.	950,642	7,338,259	0.9%
#	Enbridge Income Fund Holdings, Inc.	246,855	6,505,118	0.8%
*	Gran Tierra Energy, Inc.	1,393,412	6,354,765	0.7%
#	Mullen Group, Ltd.	483,025	9,385,784	1.1%
*	NuVista Energy, Ltd.	678,709	6,244,809	0.7%
#	Parkland Fuel Corp.	400,877	7,842,898	0.9%
#	Pason Systems, Inc.	368,652	8,821,742	1.0%
	Secure Energy Services, Inc.	558,354	10,339,247	1.2%
	ShawCor, Ltd.	125,996	5,550,509	0.7%
#	Surge Energy, Inc.	1,179,583	6,541,319	0.8%
	Trican Well Service, Ltd.	817,696	7,327,740	0.9%
#	Whitecap Resources, Inc.	848,168	10,979,788	1.3%
	Other Securities		117,421,885	13.9%
Total Energy			227,686,070	26.8%

Financials — (6.8%)
	Canadian Western Bank	300,957	10,080,411	1.2%
	FirstService Corp.	152,248	8,045,687	0.9%
#	Genworth MI Canada, Inc.	149,254	5,217,699	0.6%
	Home Capital Group, Inc.	241,200	11,560,822	1.4%
	Laurentian Bank of Canada	163,720	7,202,198	0.8%
	Other Securities		30,958,654	3.7%
Total Financials			73,065,471	8.6%

Health Care — (1.4%)
*	Endo International P.L.C.	82,099	5,485,893	0.7%
	Other Securities		9,961,226	1.1%
Total Health Care			15,447,119	1.8%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (13.1%)
* ATS Automation Tooling Systems, Inc.	500,030	$6,255,643	0.7%
Badger Daylighting, Ltd.	212,981	5,232,637	0.6%
MacDonald Dettwiler & Associates, Ltd.	112,170	8,553,205	1.0%
# Ritchie Bros Auctioneers, Inc.	378,801	9,259,543	1.1%
# Russel Metals, Inc.	332,255	9,684,199	1.1%
Stantec, Inc.	228,285	14,464,160	1.7%
Toromont Industries, Ltd.	262,225	6,261,013	0.7%
TransForce, Inc.	442,709	10,825,660	1.3%
# Westshore Terminals Investment Corp.	274,032	8,351,891	1.0%
# WSP Global, Inc.	234,492	7,138,477	0.8%
Other Securities		55,234,526	6.6%
Total Industrials		141,260,954	16.6%

Information Technology — (5.1%)
* Celestica, Inc.	949,607	10,430,890	1.2%
DH Corp.	438,495	14,006,317	1.6%
Other Securities		29,917,238	3.6%
Total Information Technology		54,354,445	6.4%

Materials — (14.9%)
CCL Industries, Inc. Class B	111,467	11,268,843	1.3%
* Dominion Diamond Corp.	385,640	5,395,983	0.6%
HudBay Minerals, Inc.	1,202,315	9,206,316	1.1%
* Interfor Corp.	373,031	5,672,997	0.7%
Pan American Silver Corp.	711,104	6,574,423	0.8%
Stella-Jones, Inc.	180,100	5,230,179	0.6%
Other Securities		116,725,872	13.8%
Total Materials		160,074,613	18.9%

Telecommunication Services — (0.4%)
Other Securities		4,162,391	0.5%

Utilities — (4.4%)
Algonquin Power & Utilities Corp.	930,215	7,593,255	0.9%
Capital Power Corp.	459,109	10,420,131	1.2%
# Northland Power, Inc.	517,996	7,707,549	0.9%
# Superior Plus Corp.	668,843	7,245,972	0.9%
Other Securities		14,834,337	1.7%
Total Utilities		47,801,244	5.6%
TOTAL COMMON STOCKS		846,900,931	99.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		26,252	0.0%
SECURITIES LENDING COLLATERAL — (21.2%)
§@ DFA Short Term Investment Fund	19,706,531	228,004,569	26.8%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,214,058,509)		$1,074,931,752	126.5%

The Canadian Small Company Series
continued

Summary of the Series’ investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$91,358,383	—	—	$91,358,383
Consumer Staples	31,690,241	—	—	31,690,241
Energy	227,685,821	$249	—	227,686,070
Financials	73,065,471	—	—	73,065,471
Health Care	15,439,083	8,036	—	15,447,119
Industrials	141,260,954	—	—	141,260,954
Information Technology	54,354,445	—	—	54,354,445
Materials	160,037,600	37,013	—	160,074,613
Telecommunication Services	4,162,391	—	—	4,162,391
Utilities	47,801,244	—	—	47,801,244
Rights/Warrants	—	26,252	—	26,252
Securities Lending Collateral	—	228,004,569	—	228,004,569
TOTAL	$846,855,633	$228,076,119	—	$1,074,931,752

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series	Series	Series*
ASSETS:
Investments at Value (including $297,610,
$297,178, $48,906, $344,098 and $277,280 of
securities on loan, respectively)	$2,420,547	$1,342,127	$1,996,842	$3,054,502	$803,605
Collateral from Securities on Loan Invested in
Affiliate at Value & Cost	311,813	319,226	51,642	366,662	275,655
Foreign Currencies at Value	2,147	3,051	2,650	5,749	3,259
Cash	23,261	6,065	811	20,574	3,251
Receivables:
Investment Securities Sold	2,043	862	285	1,303	1,245
Dividends, Interest and Tax Reclaims	2,100	1,164	5,270	1,081	2,156
Securities Lending Income	355	335	49	689	247
Unrealized Gain on Foreign Currency Contracts	103	1	—	—	—
Total Assets	2,762,369	1,672,831	2,057,549	3,450,560	1,089,418
LIABILITIES:
Payables:
Upon Return of Securities Loaned	311,813	319,226	51,642	366,662	275,655
Investment Securities Purchased	20,911	2,338	609	4,256	3,752
Due to Advisor	206	114	168	267	68
Unrealized Loss on Foreign Currency Contracts	—	1	—	18	—
Accrued Expenses and Other Liabilities	180	101	91	183	52
Total Liabilities	333,110	321,780	52,510	371,386	279,527
NET ASSETS	$2,429,259	$1,351,051	$2,005,039	$3,079,174	$809,891
Investments at Cost	$2,401,893	$1,441,988	$1,492,752	$2,596,969	$983,585
Foreign Currencies at Cost	$2,155	$3,060	$2,653	$5,755	$3,260
____________________

*	The Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $1,572, $7,054, $0, $0 and $23,932, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2014

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series*	Series	Series	Series*
ASSETS:
Investments at Value (including $354,425 and
$358,051, $48,155, $405,924, 243,562 of
securities on loan, respectively)	$2,488,895	$1,447,465	$1,985,145	$3,140,046	$846,927
Collateral from Securities on Loan Invested in
Affiliate at Value & Cost	377,081	390,860	52,727	441,350	228,005
Foreign Currencies at Value	1,486	2,507	4,826	10,243	251
Cash	1,528	3,441	2,460	338	2,616
Receivables:
Investment Securities Sold	2,766	1,118	82	4,135	95
Dividends, Interest and Tax Reclaims	13,265	1,317	5,936	1,554	779
Securities Lending Income	376	328	30	572	227
Total Assets	2,885,397	1,847,036	2,051,206	3,598,238	1,078,900
LIABILITIES:
Payables:
Upon Return of Securities Loaned	377,081	390,860	55,064	441,350	228,005
Investment Securities Purchased	2,549	2,179	—	4,177	1,341
Due to Advisor	207	121	164	262	74
Unrealized Loss on Foreign Currency Contracts	—	3	—	—	9
Accrued Expenses and Other Liabilities	151	87	80	172	42
Total Liabilities	379,988	393,250	55,308	445,961	229,471
NET ASSETS	$2,505,409	$1,453,786	$1,995,898	$3,152,277	$849,429
Investments at Cost	$2,364,260	$1,442,209	$1,480,597	$2,617,830	$986,054
Foreign Currencies at Cost	$1,505	$2,520	$4,863	$10,332	$251
____________________

*	See Note I in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2014

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,408
and $1,164, $73, $11,265, $13,268, respectively)	$39,733	$52,945	$64,648	$75,169	$18,660
Interest	—	—	—	21	—
Income from Securities Lending	3,412	3,989	297	10,965	3,089
Total Investment Income	43,145	56,934	64,945	86,155	21,749
Expenses
Investment Advisory Services Fees	2,353	1,392	2,100	3,415	857
Accounting & Transfer Agent Fees	123	81	110	182	44
Custodian Fees	445	313	105	563	75
Shareholders’ Reports	4	2	3	5	1
Directors’/Trustees’ Fees & Expenses	17	10	15	24	6
Professional Fees	56	33	51	110	19
Other	23	14	18	31	6
Total Expenses	3,021	1,845	2,402	4,330	1,008
Fees Paid Indirectly	(4)	(5)	(1)	(2)	(4)
Net Expenses	3,017	1,840	2,401	4,328	1,004
Net Investment Income (Loss)	40,128	55,094	62,544	81,827	20,745
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	97,004	882	111,297	116,406	(2,865)
Futures	—	—	—	(1,000)	—
Foreign Currency Transactions	(567)	(18)	(238)	(321)	86
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(82,784)	(101,865)	(148,584)	(269,561)	(64,673)
Translation of Foreign Currency
Denominated Amounts	(535)	(11)	(41)	(151)	5
Net Realized and Unrealized Gain (Loss)	13,118	(101,012)	(37,566)	(154,627)	(67,447)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$53,246	$(45,918)	$24,978	$(72,800)	$(46,702)

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small		The Asia Pacific Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2014	2013	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$40,128	$37,996	$55,094	$51,800
Net Realized Gain (Loss) on:
Investment Securities Sold	97,004	94,606	882	2,045
Futures	—	—	—	—
Foreign Currency Transactions	(567)	(2,405)	(18)	32
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(82,784)	403,911	(101,865)	64,761
Translation of Foreign Currency
Denominated Amounts	(535)	393	(11)	(13)
Net Increase (Decrease) in Net Assets Resulting
from Operations	53,246	534,501	(45,918)	118,625
Transactions in Interest:
Contributions	296,221	268,246	315,024	243,954
Withdrawals	(125,682)	(207,854)	(80,818)	(100,941)
Net Increase (Decrease) from Transactions
in Interest	170,539	60,392	234,206	143,013
Total Increase (Decrease) in Net Assets	223,785	594,893	188,288	261,638
Net Assets
Beginning of Year	2,281,624	1,686,731	1,265,498	1,003,860
End of Year	$2,505,409	$2,281,624	$1,453,786	$1,265,498

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small
	Company Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$62,544	$55,266
Net Realized Gain (Loss) on:
Investment Securities Sold*	111,297	110,830
Futures	—	—
Foreign Currency Transactions	(238)	8
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(148,584)	377,497
Translation of Foreign Currency Denominated Amounts	(41)	(22)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,978	543,579
Transactions in Interest:
Contributions	17,172	20,921
Withdrawals	(34,539)	(41,051)
Net Increase (Decrease) from Transactions in Interest	(17,367)	(20,130)
Total Increase (Decrease) in Net Assets	7,611	523,449
Net Assets
Beginning of Year	1,988,287	1,464,838
End of Year	$1,995,898	$1,988,287
____________________

*	Net of foreign capital gain taxes withheld of $0 and $14, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small		The Canadian Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2014	2013	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$81,827	$70,319	$20,745	$20,407
Net Realized Gain (Loss) on:
Investment Securities Sold*	116,406	61,594	(2,865)	5,104
Futures	(1,000)	—	—	—
Foreign Currency Transactions	(321)	(97)	86	(36)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(269,561)	843,629	(64,673)	14,601
Translation of Foreign Currency
Denominated Amounts	(151)	123	5	(11)
Net Increase (Decrease) in Net Assets Resulting
from Operations	(72,800)	975,568	(46,702)	40,065
Transactions in Interest:
Contributions	106,051	97,213	159,436	42,578
Withdrawals	(98,740)	(100,194)	(4,509)	(30,525)
Net Increase (Decrease) from Transactions
in Interest	7,311	(2,981)	154,927	12,053
Total Increase (Decrease) in Net Assets	(65,489)	972,587	108,225	52,118
Net Assets
Beginning of Year	3,217,766	2,245,179	741,204	689,086
End of Year	$3,152,277	$3,217,766	$849,429	$741,204
____________________

*	Net of foreign capital gain taxes withheld of $0, $14, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
Total Return	2.46%	30.62%	0.54%	10.07%	0.72%	(3.46)%	10.97%	7.48%	(5.15)%	28.91%
Net Assets, End of Year (thousands)	$2,505,409	$2,281,624	$1,686,731	$1,502,815	$1,211,600	$1,453,786	$1,265,498	$1,003,860	$906,734	$935,138
Ratio of Expenses to Average
Net Assets	0.13%	0.14%	0.15%	0.14%	0.14%	0.13%	0.15%	0.16%	0.16%	0.17%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.13%	0.14%	0.15%	0.14%	0.14%	0.13%	0.15%	0.16%	0.16%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.71%	1.87%	2.17%	2.07%	1.95%	3.96%	4.64%	4.26%	3.78%	3.64%
Portfolio Turnover Rate	9%	16%	7%	5%	10%	7%	9%	18%	17%	18%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
Total Return	1.22%	37.42%	23.41%	0.20%	25.94%	(2.25)%	43.67%	2.29%	(10.75)%	15.37%
Net Assets, End of Year (thousands)	$1,995,898	$1,988,287	$1,464,838	$1,133,845	$1,036,694	$3,152,277	$3,217,766	$2,245,179	$2,001,763	$2,072,484
Ratio of Expenses to Average
Net Assets	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%	0.16%	0.15%	0.15%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%	0.16%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.98%	3.29%	3.37%	3.76%	2.86%	2.40%	2.67%	3.15%	2.72%	2.24%
Portfolio Turnover Rate	8%	17%	6%	7%	15%	13%	13%	9%	10%	12%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2014	2013	2012	2011	2010
Total Return	(3.83)%	5.71%	(2.51)%	0.27%	43.17%
Net Assets, End of Year (thousands)	$849,429	$741,204	$689,086	$736,262	$663,722
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.15%	0.14%	0.15%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.13%	0.15%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.99%	2.29%	1.72%	1.05%
Portfolio Turnover Rate	5%	14%	22%	24%	10%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports.

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/ Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2014, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$4
The Asia Pacific Small Company Series	5
The United Kingdom Small Company Series	1
The Continental Small Company Series	2
The Canadian Small Company Series	4

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2014, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$64
The Asia Pacific Small Company Series	33
The United Kingdom Small Company Series	43
The Continental Small Company Series	79
The Canadian Small Company Series	20

E. Purchases and Sales of Securities:

For the year ended October 31, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$428,650	$219,413
The Asia Pacific Small Company Series	393,635	91,705
The United Kingdom Small Company Series	243,468	177,009
The Continental Small Company Series	518,636	430,628
The Canadian Small Company Series	223,575	38,347

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$2,771,115	$381,781	$(286,920)	$94,861
The Asia Pacific Small Company Series	1,866,856	288,322	(316,853)	(28,531)
The United Kingdom Small Company Series	1,553,580	625,581	(141,289)	484,292
The Continental Small Company Series	3,065,469	949,996	(434,069)	515,927
The Canadian Small Company Series	1,216,657	137,372	(279,097)	(141,725)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The following is a summary of the location and value of derivative instrument holdings on the Series’ Statements of Operations categorized by primary risk exposure for the year ended October 31, 2014 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures

	Realized Gain (Loss) on
	Derivatives Recognized in Income
		Equity
	Total	Contracts
The Continental Small Company Series*	$(1,000)	$(1,000)

*As of October 31, 2014, there were no futures contracts outstanding. During the year ended October 31, 2014, the Series had limited activity in futures contracts.

H. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

For the year ended October 31, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	0.83%	$5,915	9	$1	$9,696
The Asia Pacific Small Company Series	0.83%	1,461	9	—	3,398
The United Kingdom Small Company Series	0.83%	407	11	—	798
The Continental Small Company Series	0.83%	447	31	—	1,730

*Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Series’ available line of credit was utilized.

There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2014.

I. Securities Lending:

As of October 31, 2014, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

		Uninvested
	Market Value	Cash Collateral
The Asia Pacific Small Company Series	$3,288	—
The United Kingdom Small Company Series	—	$2,337
The Canadian Small Company Series	29,346	—

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, and The Canadian Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board’s Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Year of Birth	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	DFAIDG-Since 1983 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	108 portfolios in 4 investment companies	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG and DIG. Trustee of DFAITC and DEM The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1939	DFAIDG-Since 1986 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	108 portfolios in 4 investment companies

Steven G. Rothmeier Professor and Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Trustee, Harbor Fund (registered investment company) (29 Portfolios) (since 1994). Formerly, Member of the Board of Milwaukee Insurance Company (1997-2010).

Roger G. Ibbotson Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	108 portfolios in 4 investment companies

Professor in Practice of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Consultant to Morningstar Inc. (since 2006). Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).

Edward P. Lazear Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Stanford University Graduate School of Business 518 Memorial Way Stanford, CA 94305-5015 1948	DFAIDG-Since 2010 DIG-Since 2010 DFAITC-Since 2010 DEM-Since 2010	108 portfolios in 4 investment companies

Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009). Formerly, Chairman of the President George W. Bush’s Council of Economic Advisers (2006-2009). Formerly, Council of Economic Advisors, State of California (2005-2006). Formerly, Commissioner, White House Panel on Tax Reform (2005)

Myron S. Scholes Director of DFAIDG and DIG. Trustee of DFAITC and DEM. c/o Dimensional Fund Advisors, LP 6300 Bee Cave Road Building 1 Austin, TX 78746 1941	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	108 portfolios in 4 investment companies

Chief Investment Strategist, Janus Capital Group Inc. (since 2014). Frank E. Buck Professor of Finance Emeritus, Graduate School of Business, Stanford University (since 1981). Chairman, Ruapay Inc. (since 2013). Formerly, Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

Abbie J. Smith Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	DFAIDG-Since 2000 DIG-Since 2000 DFAITC-Since 2000 DEM-Since 2000	108 portfolios in 4 investment companies

Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Trustee, UBS Funds (4 investment companies within the fund complex) (33 portfolios) (since 2009). Formerly, Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (2008-2011).

Name, Position with the Fund, Address and Year of Birth	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth Chairman, Director/Trustee, President and Co-Chief Executive Officer 6300 Bee Cave Road, Building One Austin, TX 78746 1946	DFAIDG-Since 1981 DIG-Since 1992 DFAITC-Since 1992 DEM-Since 1993	108 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Co-Chief Executive Officer and formerly, Chief Executive Officer (until 1/1/2010) of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG and DFAITC (collectively, the “DFA Entities”). Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Director of Dimensional Advisors Ltd., Dimensional Funds plc and Dimensional Funds II plc. Formerly, President, Dimensional SmartNest (US) LLC (2009-2014). Formerly, Limited Partner, Oak Hill Partners (2001-2010). Limited Partner, VSC Investors, LLC (since 2007). Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. Director and President (since 2012) of Dimensional Japan Ltd. Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since 2010).

Eduardo A. Repetto Director/Trustee, Co-Chief Executive Officer and Co-Chief Investment Officer 6300 Bee Cave Road, Building One Austin, TX 78746 1967	DFAIDG-Since 2009 DIG-Since 2009 DFAITC-Since 2009 DEM-Since 2009	108 portfolios in 4 investment companies

Co-Chief Executive Officer (beginning January 2010), Co-Chief Investment Officer (since June 2014), Director/Trustee, and formerly, Chief Investment Officer (March 2007 - June 2014) of the DFA Entities. Director, Co-Chief Executive Officer and Chief Investment Officer (since 2010) of Dimensional Cayman Commodity Fund I Ltd. Director, Co-Chief Executive Officer, President and Co-Chief Investment Officer of Dimensional Fund Advisors Canada ULC and formerly, Chief Investment Officer (until April 2014). Co-Chief Investment Officer, Vice President, and Director of DFA Australia Limited and formerly, Chief Investment Officer (until April 2014). Director of Dimensional Fund Advisors Ltd., Dimensional Funds plc, Dimensional Funds II plc and Dimensional Advisors Ltd. Formerly, Vice President of the DFA Entities and Dimensional Fund Advisors Canada ULC. Director and Chief Investment Officer (since December 2012) of Dimensional Japan Ltd.

1	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
2	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the “Advisor”), Dimensional Fund Advisors Canada ULC.
*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal 1963	Vice President	Since 2008	Vice President of all the DFA Entities.
Robyn G. Alcorta 1974	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Vice President, Business Development at Capson Physicians Insurance Company (2010-2012); Vice President at Charles Schwab (2007-2010).
Darryl D. Avery 1966	Vice President	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow 1955	Vice President	Since 1993	Vice President of all the DFA Entities. Director and Managing Director of Dimensional Fund Advisors Ltd (since September 2013).
Peter Bergan 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Senior Infrastructure Manager for Dimensional Fund Advisors LP (January 2011-January 2014); Partner at Stonehouse Consulting (2010).
Lana Bergstein 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Client Service Manager for Dimensional Fund Advisors LP (February 2008-January 2014).
Stanley W. Black 1970	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Senior Research Associate (January 2012-January 2014) and Research Associate (2006-2011) for Dimensional Fund Advisors LP
Aaron T. Borders 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2008-January 2014).
Scott A. Bosworth 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. and Dimensional Hong Kong Limited. Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.

David P. Butler 1964	Vice President	Since 2007	Vice President of all the DFA Entities. Head of Global Financial Services for Dimensional Fund Advisors LP (since 2008).
Douglas M. Byrkit 1970	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (December 2010-January 2012); Regional Director at Russell Investments (April 2006-December 2010).
Hunt M. Cairns 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (January 2010-January 2014) and Senior Associate (July 2008-December 2009) for Dimensional Fund Advisors LP.
James G. Charles 1956	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2008-2010).
Joseph H. Chi 1966	Vice President	Since 2009

Vice President of all the DFA Entities. Co-Head of Portfolio Management (since March 2012) and Senior Portfolio Manager (since January 2012) for Dimensional Fund Advisors LP. Formerly, Portfolio Manager for Dimensional Fund Advisors LP (October 2005 to January 2012).

Pil Sun Choi 1972	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Counsel for Dimensional Fund Advisors LP (April 2012 - January 2014); Vice President and Counsel for AllianceBernstein L.P. (2006-2012).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Stephen A. Clark 1972	Vice President	Since 2004

Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC. Head of Global Institutional Services for Dimensional Fund Advisors LP (since January 2014). Formerly, Head of Institutional, North America (March 2012 to December 2013) and Head of Portfolio Management (January 2006 to March 2012) for Dimensional Fund Advisors LP.

Matt B. Cobb 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2011-March 2013); Vice President at MullinTBG (2005-2011).
Rose C. Cooke 1971	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2010-March 2014); Vice President, Sales and Business Development at AdvisorsIG (PPMG) (2009-2010); Vice President at Credit Suisse (2007-2009).

Ryan Cooper 1979	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2003-March 2014).
Jeffrey D. Cornell 1976	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2002-January 2012).
Robert P. Cornell 1949	Vice President	Since 2007	Vice President of all the DFA Entities.
George H. Crane 1955	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Vice President and Managing Director at State Street Bank & Trust Company (2007-2008).
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004

Vice President and Chief Compliance Officer of all the DFA Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd. Chief Compliance Officer of Dimensional Fund Advisors Canada. Formerly, Vice President and Chief Compliance Officer for Dimensional SmartNest (US) LLC (October 2010-2014).

James L. Davis 1956	Vice President	Since 1999	Vice President of all the DFA Entities.
Robert T. Deere 1957	Vice President	Since 1994	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.
Johnathon K. DeKinder 1979	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Regional Director (January 2012-January 2014) and Senior Associate (August 2010-December 2011) for Dimensional Fund Advisors LP; MBA and MPA at the University of Texas at Austin (August 2007-May 2010).

Peter F. Dillard 1972	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Research Associate (August 2008-March 2010) and Research Assistant (April 2006-August 2008) for Dimensional Fund Advisors LP.
Robert W. Dintzner 1970	Vice President	Since 2001	Vice President of all the DFA Entities.
Karen M. Dolan 1979	Vice President	Since 2014

Vice President of all the DFA Entities. Head of Marketing for Dimensional Fund Advisors LP (since February 2013). Formerly, Senior Manager of Research and Marketing for Dimensional Fund Advisors LP (June 2012-January 2013); Director of Mutual Fund Analysis at Morningstar (January 2008-May 2012).

Richard A. Eustice 1965	Vice President and Assistant Secretary	Since 1998

Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer for Dimensional Fund Advisors Pte. Ltd. (since April 2013). Formerly, Chief Operating Officer for Dimensional Fund Advisors Ltd. (July 2008-March 2013).

Gretchen A. Flicker 1971	Vice President	Since 2004	Vice President of all the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Jed S. Fogdall 1974	Vice President	Since 2008	Vice President of all the DFA Entities. Co-Head of Portfolio Management (since March 2012) and Senior Portfolio Manager (since January 2012) for Dimensional Fund Advisors LP. Formerly, Portfolio Manager for Dimensional Fund Advisors LP (September 2004-January 2012).
Edward A. Foley 1976	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2011-January 2014); Senior Vice President of First Trust Advisors L.P. (2007-July 2011).
Jeremy P. Freeman 1970	Vice President	Since 2009	Vice President of all the DFA Entities.
Mark R. Gochnour 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Tom M. Goodrum 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Managing Director at BlackRock (2004-January 2012).
Henry F. Gray 1967	Vice President	Since 2000	Vice President of all the DFA Entities.
John T. Gray 1974	Vice President	Since 2007	Vice President of all the DFA Entities.
Christian Gunther 1975	Vice President	Since 2011	Vice President of all the DFA Entities. Senior Trader for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Trader (2009-2012).
Robert W. Hawkins 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Counsel for Dimensional Fund Advisors LP (January 2011-January 2014); Vice President and Senior Counsel for State Street Global Advisors (November 2008-January 2011).
Joel H. Hefner 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Julie C. Henderson 1974	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd. and Dimensional Japan Ltd.
Kevin B. Hight 1967	Vice President	Since 2005	Vice President of all the DFA Entities.
Christine W. Ho 1967	Vice President	Since 2004	Vice President of all the DFA Entities.
Michael C. Horvath 1960	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).
Jeff J. Jeon 1973	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Garret D. Jones 1971	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Manager of Sales and Marketing Systems (January 2011-January 2014) and Project Manager (2007-2010) for Dimensional Fund Advisors LP.
Stephen W. Jones 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Facilities Manager for Dimensional Fund Advisors LP (October 2008-January 2012).
David M. Kavanaugh 1978	Vice President	Since 2014	Vice President of all the DFA Entities. Head of Operations for Financial Advisor Services for Dimensional Fund Advisors LP (since July 2014). Formerly, Counsel of Dimensional Fund Advisors LP (August 2011-January 2014); Associate at Andrews Kurth LLP (2006-2011).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick M. Keating 1954	Vice President and Chief Operating Officer	Since 2003	Vice President of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd. and Dimensional Advisors Ltd. Chief Operating Officer of Dimensional Holdings Inc., DFA Securities LLC, Dimensional Fund Advisors LP, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd., Dimensional Advisors Ltd. And Dimensional Fund Advisors Pte. Ltd. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors Ltd. Director and Vice President of Dimensional Hong Kong Limited and Dimensional Fund Advisors Pte. Ltd.
Andrew K. Keiper 1977	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (October 2004-January 2013).
Glenn E. Kemp 1948	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2006-January 2012).
David M. Kershner 1971	Vice President	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since June 2004).
Kimberly L. Kiser 1972	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Creative Director for Dimensional Fund Advisors LP (September 2012-January 2014); Vice President and Global Creative Director at Morgan Stanley (2007-2012); Visiting Assistant Professor, Graduate Communications Design at Pratt Institute (2004-2012).
Timothy R. Kohn 1971	Vice President	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional Fund Advisors LP (since August 2010).
Joseph F. Kolerich 1971	Vice President	Since 2004	Vice President of all the DFA Entities. Senior Portfolio Manager of Dimensional Fund Advisors LP (since January 2012). Formerly, Portfolio Manager for Dimensional (April 2001-January 2012).
Mark D. Krasniewski 1981	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Senior Associate, Investment Analytics and Data (January 2012-December 2012) and Systems Developer (June 2007-December 2011) for Dimensional Fund Advisors LP.
Kahne L. Krause 1966	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (May 2010-January 2014) for Dimensional Fund Advisors LP.
Stephen W. Kurad 1968	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2007-2010).
Michael F. Lane 1967	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Chief Executive Officer for Dimensional SmartNest (US) LLC (July 2012-November 2014).
Francis R. Lao 1969	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Vice President - Global Operations at Janus Capital Group (2005-2011).
David F. LaRusso 1978	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Senior Trader (January 2010-December 2012) and Trader (2000-2009) for Dimensional Fund Advisors LP.
Juliet H. Lee 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Marlena I. Lee 1980	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-2010).
John B. Lessley 1960	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008-January 2013).
Apollo D. Lupescu 1969	Vice President	Since 2009	Vice President of all the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Peter Magnusson 1969	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011-January 2014); Vice President at Columbia Management (2004-2010).
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Formerly, Counsel for Dimensional Fund Advisors LP (September 2006-January 2010).
Aaron M. Marcus 1970	Vice President	Since 2008	Vice President of all DFA Entities and Head of Global Human Resources for Dimensional Fund Advisors LP.
David R. Martin 1956	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Pte. Ltd., Dimensional Hong Kong Limited, Dimensional Fund Advisors Canada ULC, and Dimensional Cayman Commodity Fund I Ltd. Director of Dimensional Funds plc and Dimensional Funds II plc. Statutory Auditor of Dimensional Japan Ltd. Formerly, Chief Financial Officer, Treasurer and Vice President of Dimensional SmartNest (US) LLC (October 2010-November 2014).
Bryan R. McClune 1975	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2009-January 2014).
Philip P. McInnis 1984	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (January 2009-January 2014) and Senior Associate (2011) for Dimensional Fund Advisors LP; Investment Consultant (March 2010-December 2010) and Investment Analyst (December 2007-March 2010) at Towers Watson.
Jonathan G. Nelson 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Manager, Investment Systems (2011-January 2013) and Project Manager (2007-2010) for Dimensional Fund Advisors LP.
Catherine L. Newell 1964	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd (since March 2012), Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012). Formerly, Vice President and Secretary of Dimensional SmartNest (US) LLC (October 2010-November 2014).
Pamela B. Noble 1964	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Portfolio Manager for Dimensional Fund Advisors LP (2008-2010).
Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President of all the DFA Entities. Deputy Chief Compliance Officer of Dimensional Fund Advisors LP (since December 2012). Formerly, Chief Compliance Officer of Wellington Management Company, LLP (2004-2011).
Carolyn L. O 1974	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011). Formerly, Counsel for Dimensional Fund Advisors LP (2007-2010).
Gerard K. O’Reilly 1976	Vice President and Co-Chief Investment Officer	Vice President since 2007 and Co-Chief Investment Officer since 2014	Vice President and Co-Chief Investment Officer of all the DFA Entities and Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds plc and Dimensional Fund II plc.
Daniel C. Ong 1973	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kyle K. Ozaki 1978	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer (January 2008-January 2010) and Compliance Officer (February 2006- December 2007) for Dimensional Fund Advisors LP.
Matthew A. Pawlak 1977	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2012-January 2013); Senior Consultant (June 2011-December 2011) and Senior Investment Analyst and Consultant (July 2008-June 2011) at Hewitt EnnisKnupp.
David A. Plecha 1961	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors Canada ULC.
Allen Pu 1970	Vice President	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2006).
Theodore W. Randall 1973	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (2006 to 2008).
David J. Rapozo 1967	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011-January 2014); Vice President at BlackRock (2009-2010).
Mark A. Regier 1969	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Planning and Analysis Manager for Dimensional Fund Advisors LP (July 2007-January 2014).
Savina B. Rizova 1981	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Research Associate (June 2011-January 2012) for Dimensional Fund Advisors LP.
L. Jacobo Rodríguez 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Oliver J. Rowe 1960	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Senior Manager, Human Resources for Dimensional Fund Advisors LP (January 2012-January 2014); Director of Human Resources at Spansion, Inc. (March 2009-December 2011).
Julie A. Saft 1959	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Client Systems Manager for Dimensional Fund Advisors LP (July 2008-January 2010); Senior Manager at Vanguard (November 1997-July 2008).
Walid A. Shinnawi 1961	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (March 2006-January 2010).
Bruce A. Simmons 1965	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Investment Operations Manager for Dimensional Fund Advisors LP (May 2007-January 2009).
Ted R. Simpson 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Bhanu P. Singh 1981	Vice President	Since 2014	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since January 2012). Formerly, Investment Associate for Dimensional Fund Advisors LP (August 2010-December 2011).
Bryce D. Skaff 1975	Vice President	Since 2007	Vice President of all the DFA Entities.
Lukas J. Smart 1977	Vice President	Since 2014	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since January 2010).
Andrew D. Smith 1968	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Project Manager for Dimensional Fund Advisors LP (2007-2010).
Grady M. Smith 1956	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC.
Carl G. Snyder 1963	Vice President	Since 2000	Vice President of all the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Lawrence R. Spieth 1947	Vice President	Since 2004	Vice President of all the DFA Entities.
Richard H. Tatlow V 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2010-January 2013).
Blake T. Tatsuta 1973	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Manager, Investment Analytics and Data (2012-January 2013) and Research Assistant (2002-2011) for Dimensional Fund Advisors LP.
Erik T. Totten 1980	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director (2010-January 2013) and Senior Associate (2007-2009) for Dimensional Fund Advisors LP.
John H. Totten 1978	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008-January 2012).
Robert C. Trotter 1958	Vice President	Since 2009	Vice President of all the DFA Entities.
Karen E. Umland 1966	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Benjamin C. Walker 1979	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2008-January 2014).
Brian J. Walsh 1970	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004).
Weston J. Wellington 1951	Vice President	Since 1997	Vice President of all the DFA Entities.
Ryan J. Wiley 1976	Vice President	Since 2007	Vice President of all the DFA Entities.
Paul E. Wise 1955	Vice President	Since 2005	Vice President of all the DFA Entities.
Joseph L. Young 1978	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2005-2010).

1 Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

(This page has been left blank intentionally.)

PORTFOLIOS OF INVESTMENTS
SA U.S. FIXED INCOME FUND
SA GLOBAL FIXED INCOME FUND
SA U.S. CORE MARKET FUND
SA U.S. VALUE FUND
SA U.S. SMALL COMPANY FUND
SA INTERNATIONAL VALUE FUND
SA INTERNATIONAL SMALL COMPANY FUND
SA EMERGING MARKETS VALUE FUND
SA REAL ESTATE SECURITIES FUND

LWI FINANCIAL INC.
10 ALMADEN BLVD., 15TH FLOOR | SAN JOSE, CA 95113
800.366.7266 | SA-FUNDS.NET

SA FUNDS ARE SPONSORED BY LWI FINANCIAL INC.
AND DISTRIBUTED BY LORING WARD SECURITIES INC.,
MEMBER FINRA/SIPC, THIS REPORT IS PREPARED FOR THE
GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT
AN OFFER OF SHARES OF THE SA FUNDS. SHARES ARE SOLD
ONLY THROUGH THE CURRENTLY EFFECTIVE PROSPECTUS,
WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Aerospace & Defense — 2.7%
Alliant Techsystems, Inc.	1,080	$125,550
BE Aerospace, Inc.*	2,400	139,248
Boeing Co. (The)	32,368	4,207,193
Cubic Corp.	500	26,320
Curtiss-Wright Corp.	1,076	75,955
DigitalGlobe, Inc.*	1,509	46,734
Engility Holdings, Inc.*	495	21,186
Esterline Technologies Corp.*	600	65,808
Exelis, Inc.	6,602	115,733
General Dynamics Corp.	9,348	1,286,472
HEICO Corp.(a)	677	40,891
HEICO Corp., Class A	1,226	58,063
Hexcel Corp.*	3,100	128,619
Honeywell International, Inc.	23,771	2,375,198
Huntington Ingalls Industries, Inc.	1,972	221,771
KLX, Inc.*	1,200	49,500
L-3 Communications Holdings, Inc.	1,600	201,936
Lockheed Martin Corp.	12,639	2,433,892
Moog, Inc., Class A*	1,100	81,433
Northrop Grumman Corp.	6,927	1,020,971
Orbital Sciences Corp.*	935	25,142
Precision Castparts Corp.	3,224	776,597
Raytheon Co.	9,921	1,073,155
Rockwell Collins, Inc.	5,248	443,351
Spirit Aerosystems Holdings, Inc., Class A*	2,700	116,208
Teledyne Technologies, Inc.*	800	82,192
Textron, Inc.	6,999	294,728
TransDigm Group, Inc.	2,220	435,897
Triumph Group, Inc.	1,120	75,286
United Technologies Corp.	26,908	3,094,420
Vectrus, Inc.*	366	10,028
		19,149,477
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.(a)	6,400	479,296
Expeditors International of Washington, Inc.	6,339	282,783
FedEx Corp.	10,133	1,759,697
HUB Group, Inc., Class A*	982	37,395
United Parcel Service, Inc., Class B	33,744	3,751,320
UTi Worldwide, Inc.(a)*	2,400	28,968
		6,339,459
Airlines — 0.9%
Alaska Air Group, Inc.	4,293	256,550
Allegiant Travel Co.	800	120,264
American Airlines Group, Inc.	25,677	1,377,058
Copa Holdings SA, Class A	1,041	107,889
Delta Air Lines, Inc.	38,017	1,870,056
JetBlue Airways Corp.(a)*	7,550	119,743
Southwest Airlines Co.	25,313	1,071,246
Spirit Airlines, Inc.*	2,600	196,508
United Continental Holdings, Inc.*	16,038	1,072,782
		6,192,096
Auto Components — 0.7%
Autoliv, Inc.(a)	2,700	286,524
BorgWarner, Inc.	6,808	374,100
Cooper Tire & Rubber Co.	1,500	51,975
Dana Holding Corp.	8,249	179,333
Delphi Automotive PLC	13,800	1,003,536
Dorman Products, Inc.(a)*	1,109	53,531
Federal-Mogul Holdings Corp.*	1,109	17,844
Gentex Corp.	4,300	155,359
Gentherm, Inc.*	300	10,986
Goodyear Tire & Rubber Co. (The)	12,112	346,040
Johnson Controls, Inc.	21,276	1,028,482
Lear Corp.	2,300	225,584
Tenneco, Inc.*	2,500	141,525
TRW Automotive Holdings Corp.*	4,945	508,593
Visteon Corp.*	1,705	182,196
		4,565,608
Automobiles — 0.6%
Ford Motor Co.	119,797	1,856,854
General Motors Co.	28,517	995,528
Harley-Davidson, Inc.	9,722	640,777
Tesla Motors, Inc.(a)*	2,585	574,930
Thor Industries, Inc.	1,600	89,392
		4,157,481
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A(a)*	422	122,186
Brown-Forman Corp., Class B	5,720	502,445
Brown-Forman Corp., Class A	551	48,356
Coca-Cola Co. (The)	158,069	6,673,673
Coca-Cola Enterprises, Inc.	10,637	470,368
Constellation Brands, Inc., Class A*	4,025	395,134
Dr Pepper Snapple Group, Inc.	8,822	632,361
Molson Coors Brewing Co., Class B	4,077	303,818
Monster Beverage Corp.*	6,119	662,994
PepsiCo, Inc.	72,240	6,831,014
		16,642,349
Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	6,154	1,138,675
Alkermes PLC*	1,979	115,890
Alnylam Pharmaceuticals, Inc.*	898	87,106
Amgen, Inc.	24,256	3,863,738
Biogen Idec, Inc.*	9,350	3,173,857
BioMarin Pharmaceutical, Inc.*	1,900	171,760
Celgene Corp.*	37,050	4,144,413
Cepheid, Inc.*	300	16,242
Cubist Pharmaceuticals, Inc.*	1,600	161,040
Gilead Sciences, Inc.*	73,332	6,912,274
Incyte Corp.*	4,652	340,108
Isis Pharmaceuticals, Inc.(a)*	1,621	100,081
Medivation, Inc.*	1,583	157,683
Myriad Genetics, Inc.(a)*	2,380	81,063
NPS Pharmaceuticals, Inc.(a)*	75	2,683
Opko Health, Inc.(a)*	3,300	32,967
Pharmacyclics, Inc.(a)*	929	113,579
Puma Biotechnology, Inc.*	252	47,696
Receptos, Inc.*	387	47,411
Regeneron Pharmaceuticals, Inc.*	3,000	1,230,750
Seattle Genetics, Inc.(a)*	1,502	48,259
United Therapeutics Corp.*	1,757	227,514
Vertex Pharmaceuticals, Inc.*	4,876	579,269
		22,794,058
Building Products — 0.2%
A.O. Smith Corp.	2,350	132,563
Allegion PLC	2,527	140,147
Armstrong World Industries, Inc.*	1,422	72,693
Fortune Brands Home & Security, Inc.	2,233	101,088
Lennox International, Inc.(a)	1,992	189,379
Masco Corp.	15,358	387,022
Owens Corning	2,500	89,525
Simpson Manufacturing Co., Inc.	1,080	37,368
USG Corp.(a)*	2,828	79,156
		1,228,941
Capital Markets — 1.5%
Affiliated Managers Group, Inc.*	1,653	350,833
Ameriprise Financial, Inc.	5,940	785,565

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Artisan Partners Asset Management, Inc., Class A	225	$11,369
Bank of New York Mellon Corp. (The)	16,936	687,093
BGC Partners, Inc., Class A	2,800	25,620
BlackRock, Inc.	1,852	662,201
Charles Schwab Corp. (The)	25,500	769,845
E*Trade Financial Corp.*	4,400	106,722
Eaton Vance Corp.(a)	5,300	216,929
Evercore Partners, Inc., Class A	967	50,642
Federated Investors, Inc., Class B(a)	3,100	102,083
Financial Engines, Inc.(a)	700	25,585
Franklin Resources, Inc.	12,000	664,440
GAMCO Investors, Inc., Class A	200	17,788
Goldman Sachs Group, Inc. (The)	9,377	1,817,544
Interactive Brokers Group, Inc., Class A	700	20,412
Invesco Ltd.	6,143	242,771
Janus Capital Group, Inc.(a)	4,300	69,359
Legg Mason, Inc.	1,900	101,403
LPL Financial Holdings, Inc.	2,967	132,180
Morgan Stanley	20,712	803,626
Northern Trust Corp.	3,700	249,380
NorthStar Asset Management Group, Inc.	2,029	45,795
Raymond James Financial, Inc.	2,600	148,954
SEI Investments Co.	4,110	164,564
State Street Corp.	5,388	422,958
Stifel Financial Corp.*	1,686	86,020
T Rowe Price Group, Inc.	10,102	867,358
TD Ameritrade Holding Corp.	7,939	284,057
Virtus Investment Partners, Inc.	300	51,147
Waddell & Reed Financial, Inc., Class A	3,561	177,409
WisdomTree Investments, Inc.	3,149	49,361
		10,211,013
Chemicals — 2.8%
Air Products & Chemicals, Inc.	6,347	915,428
Airgas, Inc.	2,813	324,001
Albemarle Corp.(a)	3,554	213,702
Ashland, Inc.	2,211	264,789
Axiall Corp.	1,512	64,215
Balchem Corp.	785	52,312
Cabot Corp.	1,800	78,948
Celanese Corp., Series A	6,572	394,057
CF Industries Holdings, Inc.	2,520	686,801
Chemtura Corp.*	2,756	68,156
Cytec Industries, Inc.	2,000	92,340
Dow Chemical Co. (The)	36,928	1,684,286
Eastman Chemical Co.	6,348	481,559
Ecolab, Inc.	8,519	890,406
EI Du Pont de Nemours & Co.	29,676	2,194,243
Flotek Industries, Inc.(a)*	1,026	19,217
FMC Corp.	5,860	334,196
H.B. Fuller Co.	1,077	47,959
Huntsman Corp.(a)	9,209	209,781
International Flavors & Fragrances, Inc.	2,714	275,091
LyondellBasell Industries NV, Class A	19,892	1,579,226
Minerals Technologies, Inc.	1,316	91,396
Monsanto Co.	21,456	2,563,348
Mosaic Co. (The)	4,400	200,860
NewMarket Corp.(a)	462	186,431
Olin Corp.	2,100	47,817
PolyOne Corp.	2,800	106,148
PPG Industries, Inc.	5,305	1,226,251
Praxair, Inc.	14,061	1,821,743
Rockwood Holdings, Inc.	1,300	102,440
RPM International, Inc.	4,928	249,899
Scotts Miracle-Gro Co. (The), Class A	2,064	128,628
Sensient Technologies Corp.	700	42,238
Sherwin Williams Co. (The)	4,087	1,075,045
Sigma-Aldrich Corp.	3,700	507,899
Tronox Ltd., Class A	771	18,411
Valspar Corp.	3,512	303,718
W.R. Grace & Co.*	3,212	306,393
Westlake Chemical Corp.	1,930	117,904
		19,967,282
Commercial Banks — 3.5%
Associated Banc-Corp.(a)	4,819	89,778
Bancorpsouth, Inc.	2,260	50,873
Bank of America Corp.	159,735	2,857,659
Bank of Hawaii Corp.(a)	900	53,379
Bank of the Ozarks, Inc.	1,678	63,630
BankUnited, Inc.	1,900	55,043
BB&T Corp.	9,652	375,366
BOK Financial Corp.(a)	696	41,788
Cathay General Bancorp	2,343	59,957
CIT Group, Inc.	2,315	110,726
Citigroup, Inc.	45,706	2,473,152
City National Corp.	1,133	91,558
Comerica, Inc.	2,700	126,468
Commerce Bancshares, Inc.(a)	2,018	87,763
Community Bank System, Inc.(a)	1,047	39,922
Cullen/Frost Bankers, Inc.(a)	1,100	77,704
CVB Financial Corp.	2,712	43,446
East West Bancorp, Inc.	3,900	150,969
Fifth Third Bancorp	21,954	447,313
First Horizon National Corp.	7,245	98,387
First Niagara Financial Group, Inc.	9,560	80,591
First Republic Bank	2,111	110,025
FirstMerit Corp.	3,655	69,043
FNB Corp.(a)	4,446	59,221
Fulton Financial Corp.	4,067	50,268
Glacier Bancorp, Inc.(a)	1,534	42,599
Hancock Holding Co.	2,100	64,470
Hilltop Holdings, Inc.*	1,633	32,578
Home Bancshares, Inc.	923	29,684
Huntington Bancshares, Inc.	20,992	220,836
Iberiabank Corp.	891	57,781
International Bancshares Corp.	1,350	35,829
Investors Bancorp, Inc.	5,282	59,290
JPMorgan Chase & Co.	70,332	4,401,377
KeyCorp	14,304	198,826
M&T Bank Corp.(a)	1,973	247,848
MB Financial, Inc.	1,600	52,576
National Penn Bancshares, Inc.	3,400	35,785
Old National Bancorp	2,800	41,664
PacWest Bancorp	1,900	86,374
PNC Financial Services Group, Inc. (The)	7,601	693,439
Popular, Inc.*	2,182	74,297
PrivateBancorp, Inc.	2,000	66,800
Prosperity Bancshares, Inc.	1,226	67,871
Regions Financial Corp.	17,808	188,053
Signature Bank*	1,100	138,556
SunTrust Banks, Inc.	7,490	313,831
Susquehanna Bancshares, Inc.	5,222	70,131
SVB Financial Group*	1,900	220,533
Synovus Financial Corp.	3,279	88,828
TCF Financial Corp.	4,700	74,683
Texas Capital Bancshares, Inc.*	827	44,931
Trustmark Corp.(a)	1,900	46,626
UMB Financial Corp.	900	51,201

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Umpqua Holdings Corp.	3,100	$52,731
United Bankshares, Inc.(a)	1,262	47,262
US Bancorp	40,442	1,817,868
Valley National Bancorp	5,707	55,415
Webster Financial Corp.	2,510	81,650
Wells Fargo & Co.	120,114	6,584,650
Westamerica Bancorporation(a)	500	24,510
Western Alliance Bancorp*	2,242	62,328
Wintrust Financial Corp.	1,100	51,436
Zions Bancorporation	4,053	115,551
		24,404,727
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,200	34,380
ADT Corp. (The)(a)	5,945	215,387
Brady Corp., Class A	1,600	43,744
Brink's Co. (The)	1,230	30,024
Cintas Corp.	3,092	242,536
Civeo Corp.	3,200	13,152
Clean Harbors, Inc.(a)*	1,735	83,367
Copart, Inc.*	4,171	152,200
Covanta Holding Corp.	3,570	78,576
Deluxe Corp.	2,000	124,500
Healthcare Services Group, Inc.(a)	2,053	63,499
Herman Miller, Inc.	2,059	60,596
HNI Corp.	866	44,218
KAR Auction Services, Inc.	3,950	136,868
Mobile Mini, Inc.(a)	1,083	43,872
MSA Safety, Inc.	1,100	58,399
Pitney Bowes, Inc.	9,123	222,328
R.R. Donnelley & Sons Co.(a)	8,595	144,439
Republic Services, Inc.	5,985	240,896
Rollins, Inc.	2,814	93,143
Steelcase, Inc., Class A	3,679	66,038
Stericycle, Inc.*	2,694	353,130
Tetra Tech, Inc.	1,092	29,156
Tyco International PLC	10,451	458,381
UniFirst Corp.	477	57,932
United Stationers, Inc.	900	37,944
Waste Connections, Inc.	3,537	155,593
Waste Management, Inc.	17,861	916,627
West Corp.	700	23,100
		4,224,025
Communications Equipment — 1.2%
ADTRAN, Inc.	1,300	28,340
ARRIS Group, Inc.*	4,250	128,308
Brocade Communications Systems, Inc.	11,672	138,196
Ciena Corp.(a)*	3,000	58,230
Cisco Systems, Inc.	119,113	3,313,128
EchoStar Corp., Class A*	840	44,100
F5 Networks, Inc.*	2,800	365,302
Finisar Corp.*	2,900	56,289
Harris Corp.	4,733	339,924
InterDigital, Inc.	620	32,798
JDS Uniphase Corp.*	5,100	69,972
Juniper Networks, Inc.	6,704	149,633
Motorola Solutions, Inc.	7,500	503,100
Palo Alto Networks, Inc.(a)*	766	93,889
Plantronics, Inc.	1,300	68,926
Polycom, Inc.*	2,400	32,400
QUALCOMM, Inc.	38,650	2,872,855
Riverbed Technology, Inc.*	4,100	83,681
Ubiquiti Networks, Inc.(a)	932	27,624
Viasat, Inc.(a)*	615	38,763
		8,445,458
Computers & Peripherals — 5.0%
3D Systems Corp.*	1,421	46,708
Apple, Inc.	240,102	26,502,459
Diebold, Inc.(a)	1,600	55,424
Electronics for Imaging, Inc.*	1,399	59,919
EMC Corp.	45,376	1,349,482
Hewlett-Packard Co.	87,348	3,505,275
Lexmark International, Inc., Class A(a)	2,372	97,893
NCR Corp.*	5,050	147,157
NetApp, Inc.	9,674	400,987
SanDisk Corp.	6,700	656,466
Seagate Technology PLC	15,309	1,018,049
Stratasys Ltd.(a)*	981	81,531
Western Digital Corp.	8,791	973,164
		34,894,514
Construction & Engineering — 0.1%
Aecom Technology Corp.*	3,178	96,516
Chicago Bridge & Iron Co. NV(a)	2,862	120,147
EMCOR Group, Inc.	1,700	75,633
Fluor Corp.	5,766	349,593
Granite Construction, Inc.	245	9,315
Jacobs Engineering Group, Inc.*	1,737	77,626
KBR, Inc.	2,987	50,630
MasTec, Inc.*	2,200	49,742
Primoris Services Corp.	1,000	23,240
Quanta Services, Inc.*	3,524	100,046
		952,488
Construction Materials — 0.1%
Eagle Materials, Inc.	1,400	106,442
Martin Marietta Materials, Inc.(a)	1,003	110,651
Vulcan Materials Co.	1,884	123,835
		340,928
Consumer Finance — 1.0%
American Express Co.	44,985	4,185,404
Capital One Financial Corp.	13,001	1,073,233
Credit Acceptance Corp.(a)*	284	38,740
Discover Financial Services	17,223	1,127,934
First Cash Financial Services, Inc.*	800	44,536
Navient Corp.	13,453	290,719
Nelnet, Inc., Class A	156	7,228
PRA Group, Inc.(a)*	1,500	86,895
SLM Corp.	18,924	192,836
		7,047,525
Containers & Packaging — 0.4%
Aptargroup, Inc.(a)	2,100	140,364
Avery Dennison Corp.	3,859	200,205
Ball Corp.	5,736	391,023
Bemis Co., Inc.	3,200	144,672
Berry Plastics Group, Inc.*	3,761	118,660
Crown Holdings, Inc.*	6,057	308,301
Graphic Packaging Holding Co.*	10,098	137,535
Greif, Inc., Class A	1,000	47,230
MeadWestvaco Corp.	3,707	164,554
Owens-Illinois, Inc.*	6,988	188,606
Packaging Corp. of America	4,165	325,078
Rock-Tenn Co., Class A	3,978	242,578
Sealed Air Corp.	7,971	338,210
Silgan Holdings, Inc.	1,968	105,485
Sonoco Products Co.	3,100	135,470
		2,987,971

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Distributors — 0.1%
Genuine Parts Co.	5,005	$533,383
LKQ Corp.*	7,500	210,900
Pool Corp.	1,885	119,584
		863,867
Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	4,463	152,233
DeVry Education Group, Inc.	1,600	75,952
Graham Holdings Co., Class B	100	86,371
Grand Canyon Education, Inc.*	2,002	93,413
H&R Block, Inc.	12,071	406,551
Service Corp. International	6,365	144,486
Sotheby's, Class A(a)	1,900	82,042
		1,041,048
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B*	59,872	8,989,781
CBOE Holdings, Inc.	3,888	246,577
CME Group, Inc.	4,167	369,404
FNFV Group*	2,320	36,517
Intercontinental Exchange, Inc.	1,500	328,935
Leucadia National Corp.	4,626	103,715
MarketAxess Holdings, Inc.	1,100	78,881
McGraw-Hill Financial, Inc.	12,709	1,130,847
Moody's Corp.	8,981	860,470
MSCI, Inc., Class A	2,175	103,182
NASDAQ OMX Group, Inc. (The)	1,536	73,666
PHH Corp.(a)*	405	9,704
Voya Financial, Inc.	1,789	75,818
		12,407,497
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	251,354	8,442,981
CenturyLink, Inc.	13,499	534,290
Cogent Communications Holdings, Inc.	1,148	40,628
Frontier Communications Corp.(a)	33,744	225,073
Level 3 Communications, Inc.*	8,635	426,396
Verizon Communications, Inc.	199,583	9,336,493
Windstream Holdings, Inc.	27,992	230,654
		19,236,515
Electric Utilities — 1.5%
Allete, Inc.	1,000	55,140
American Electric Power Co., Inc.	13,369	811,766
Cleco Corp.	1,800	98,172
Duke Energy Corp.	20,941	1,749,411
Edison International	8,608	563,652
El Paso Electric Co.	1,200	48,072
Entergy Corp.	5,100	446,148
Exelon Corp.(a)	23,550	873,234
FirstEnergy Corp.(a)	10,628	414,386
Great Plains Energy, Inc.	4,084	116,026
Hawaiian Electric Industries, Inc.	3,245	108,643
IDACORP, Inc.	1,576	104,315
ITC Holdings Corp.	5,154	208,376
NextEra Energy, Inc.	13,227	1,405,898
Northeast Utilities(a)	9,240	494,525
NRG Yield, Inc., Class A(a)	256	12,068
OGE Energy Corp.	4,700	166,756
Pepco Holdings, Inc.	7,200	193,896
Pinnacle West Capital Corp.	2,000	136,620
PNM Resources, Inc.	2,600	77,038
Portland General Electric Co.(a)	2,100	79,443
PPL Corp.	20,485	744,220
Southern Co. (The)	26,058	1,279,708
UIL Holdings Corp.	1,433	62,393
Westar Energy, Inc.	3,598	148,381
Xcel Energy, Inc.	12,400	445,408
		10,843,695
Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,000	140,070
AMETEK, Inc.	6,303	331,727
Babcock & Wilcox Co. (The)	3,710	112,413
Eaton Corp. PLC	6,462	439,158
Emerson Electric Co.	33,625	2,075,671
EnerSys, Inc.	1,200	74,064
Franklin Electric Co., Inc.	1,200	45,036
Generac Holdings, Inc.(a)*	3,000	140,280
Hubbell, Inc., Class A	100	11,113
Hubbell, Inc., Class B	1,594	170,287
Polypore International, Inc.(a)*	1,200	56,460
Regal-Beloit Corp.	967	72,718
Rockwell Automation, Inc.	5,603	623,054
Sensata Technologies Holding NV(a)*	4,879	255,708
SolarCity Corp.(a)*	600	32,088
		4,579,847
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	11,606	624,519
Anixter International, Inc.*	800	70,768
Arrow Electronics, Inc.*	2,003	115,954
Avnet, Inc.	2,022	86,986
Belden, Inc.	1,290	101,665
CDW Corp.	2,325	81,770
Cognex Corp.*	1,500	61,995
Coherent, Inc.*	580	35,218
Corning, Inc.	16,902	387,563
Daktronics, Inc.	100	1,251
Dolby Laboratories, Inc., Class A	1,100	47,432
FEI Co.	512	46,259
FLIR Systems, Inc.	2,100	67,851
Ingram Micro, Inc., Class A*	4,200	116,088
IPG Photonics Corp.(a)*	700	52,444
Itron, Inc.*	545	23,048
Jabil Circuit, Inc.	5,400	117,882
Keysight Technologies, Inc.*	4,250	143,522
Knowles Corp.(a)*	1,850	43,568
Littelfuse, Inc.	380	36,735
National Instruments Corp.	1,105	34,354
OSI Systems, Inc.*	572	40,480
Plexus Corp.*	900	37,089
Sanmina Corp.*	900	21,177
SYNNEX Corp.(a)	735	57,448
TE Connectivity Ltd.	12,798	809,473
Tech Data Corp.*	1,300	82,199
Trimble Navigation Ltd.*	6,928	183,869
Vishay Intertechnology, Inc.(a)	4,130	58,440
Zebra Technologies Corp., Class A*	875	67,734
		3,654,781
Energy Equipment & Services — 1.3%
Atwood Oceanics, Inc.(a)*	1,100	31,207
Baker Hughes, Inc.	10,910	611,724
Bristow Group, Inc.	1,083	71,251
Cameron International Corp.*	6,292	314,285
CARBO Ceramics, Inc.(a)	300	12,015
Core Laboratories NV	1,479	177,983
Diamond Offshore Drilling, Inc.(a)	1,386	50,880
Dresser-Rand Group, Inc.*	2,200	179,960
Dril-Quip, Inc.*	900	69,057
Era Group, Inc.*	400	8,460
Exterran Holdings, Inc.	1,688	54,995

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
FMC Technologies, Inc.*	8,904	$417,063
Forum Energy Technologies, Inc.*	1,368	28,359
Gulfmark Offshore, Inc., Class A(a)	600	14,652
Halliburton Co.	32,747	1,287,939
Helix Energy Solutions Group, Inc.*	2,643	57,353
Helmerich & Payne, Inc.	3,200	215,744
Hornbeck Offshore Services, Inc.(a)*	900	22,473
McDermott International, Inc.(a)*	6,400	18,624
Nabors Industries Ltd.	8,800	114,224
National Oilwell Varco, Inc.	8,890	582,562
Noble Corp. PLC(a)	5,393	89,362
Oceaneering International, Inc.	3,600	211,716
Oil States International, Inc.*	1,400	68,460
Pacific Drilling SA*	27	125
Paragon Offshore PLC(a)	1,797	4,978
Patterson-UTI Energy, Inc.	4,300	71,337
Rowan Companies PLC, Class A	2,805	65,413
RPC, Inc.(a)	2,914	37,999
Schlumberger Ltd.	40,987	3,500,700
SEACOR Holdings, Inc.*	500	36,905
Seventy Seven Energy, Inc.*	1,342	7,260
Superior Energy Services, Inc.	2,384	48,038
Tidewater, Inc.(a)	1,400	45,374
Transocean Ltd.(a)	7,035	128,951
Unit Corp.*	1,300	44,330
US Silica Holdings, Inc.(a)	1,912	49,119
Weatherford International PLC*	22,958	262,869
		9,013,746
Food & Staples Retailing — 2.4%
Andersons, Inc. (The)	486	25,826
Casey's General Stores, Inc.	1,295	116,964
Costco Wholesale Corp.	17,536	2,485,728
CVS Health Corp.	35,902	3,457,722
Fresh Market, Inc. (The)(a)*	1,100	45,320
Kroger Co. (The)	21,900	1,406,199
PriceSmart, Inc.(a)	600	54,732
Rite Aid Corp.*	27,520	206,950
Safeway, Inc.	10,610	372,623
Sprouts Farmers Market, Inc.*	2,193	74,518
SUPERVALU, Inc.*	5,600	54,320
Sysco Corp.	22,079	876,316
United Natural Foods, Inc.*	1,400	108,255
Wal-Mart Stores, Inc.	64,795	5,564,595
Walgreens Boots Alliance, Inc.	19,946	1,519,885
Weis Markets, Inc.(a)	600	28,692
Whole Foods Market, Inc.	11,307	570,099
		16,968,744
Food Products — 1.5%
Archer-Daniels-Midland Co.	9,367	487,084
B&G Foods, Inc.(a)	2,070	61,893
Bunge Ltd.	1,720	156,365
Cal-Maine Foods, Inc.(a)	336	13,114
Campbell Soup Co.(a)	8,657	380,908
ConAgra Foods, Inc.	9,827	356,524
Darling Ingredients, Inc.*	3,337	60,600
Dean Foods Co.(a)	2,592	50,233
Flowers Foods, Inc.	5,407	103,760
Fresh Del Monte Produce, Inc.	1,100	36,905
General Mills, Inc.	25,922	1,382,420
Hain Celestial Group, Inc. (The)*	1,800	104,922
Hershey Co. (The)	7,200	748,296
Hormel Foods Corp.	4,595	239,400
Ingredion, Inc.	2,264	192,078
J&J Snack Foods Corp.	457	49,708
J.M. Smucker Co. (The)	2,260	228,215
Kellogg Co.	12,139	794,376
Keurig Green Mountain, Inc.	3,900	516,340
Kraft Foods Group, Inc.	27,548	1,726,158
Lancaster Colony Corp.	722	67,608
McCormick & Co., Inc.(a)	3,500	260,050
Mead Johnson Nutrition Co.	9,381	943,166
Mondelez International, Inc., Class A	24,110	875,796
Pilgrim's Pride Corp.(a)*	1,700	55,743
Post Holdings, Inc.(a)*	943	39,502
Sanderson Farms, Inc.(a)	839	70,497
Snyders-Lance, Inc.	1,354	41,365
Tootsie Roll Industries, Inc.(a)	321	9,839
TreeHouse Foods, Inc.*	1,116	95,451
Tyson Foods, Inc., Class A	8,302	332,827
WhiteWave Foods Co., Class A*	4,574	160,040
		10,641,183
Gas Utilities — 0.2%
AGL Resources, Inc.	3,357	182,990
Atmos Energy Corp.	2,900	161,646
Laclede Group, Inc. (The)(a)	963	51,232
National Fuel Gas Co.(a)	2,000	139,060
New Jersey Resources Corp.	1,150	70,380
ONE Gas, Inc.	1,600	65,952
Piedmont Natural Gas Co., Inc.	2,300	90,643
Questar Corp.	5,200	131,456
South Jersey Industries, Inc.	800	47,144
Southwest Gas Corp.	1,343	83,011
UGI Corp.	5,299	201,256
WGL Holdings, Inc.	1,400	76,468
		1,301,238
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	21,009	945,825
Alere, Inc.*	2,200	83,600
Align Technology, Inc.*	1,900	106,229
Baxter International, Inc.	21,484	1,574,562
Becton Dickinson and Co.	6,144	854,999
Boston Scientific Corp.*	23,627	313,058
Cantel Medical Corp.	1,074	46,461
CareFusion Corp.*	3,386	200,925
Cooper Companies, Inc. (The)	1,358	220,118
Covidien PLC	13,427	1,373,314
CR Bard, Inc.	3,279	546,347
Cyberonics, Inc.*	1,115	62,083
DENTSPLY International, Inc.	3,375	179,786
DexCom, Inc.*	500	27,525
Edwards Lifesciences Corp.*	3,789	482,643
Globus Medical, Inc., Class A*	1,500	35,655
Haemonetics Corp.*	1,000	37,420
Halyard Health, Inc.*	2,156	98,033
Hill-Rom Holdings, Inc.	1,606	73,266
Hologic, Inc.*	4,157	111,158
Idexx Laboratories, Inc.*	2,183	323,673
Integra LifeSciences Holdings Corp.*	800	43,384
Intuitive Surgical, Inc.*	900	476,046
Masimo Corp.*	1,500	39,510
Medtronic, Inc.(a)	30,364	2,192,281
NuVasive, Inc.*	1,369	64,562
ResMed, Inc.(a)	3,245	181,915
Sirona Dental Systems, Inc.*	1,200	104,844
St. Jude Medical, Inc.	9,444	614,143
STERIS Corp.	1,900	123,215
Stryker Corp.	6,400	603,712
Teleflex, Inc.	764	87,723

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Thoratec Corp.*	863	$28,013
Varian Medical Systems, Inc.*	3,805	329,171
West Pharmaceutical Services, Inc.	1,400	74,536
Zimmer Holdings, Inc.	4,180	474,096
		13,133,831
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)*	1,023	62,618
Aetna, Inc.	10,434	926,852
Air Methods Corp.(a)*	1,200	52,836
AmerisourceBergen Corp.	9,694	874,011
Amsurg Corp.*	900	49,257
Anthem, Inc.	9,092	1,142,592
Brookdale Senior Living, Inc.*	3,601	132,049
Cardinal Health, Inc.	13,412	1,082,751
Centene Corp.*	1,700	176,545
CIGNA Corp.	8,271	851,169
Community Health Systems, Inc.*	4,567	246,253
DaVita HealthCare Partners, Inc.*	6,642	503,065
Envision Healthcare Holdings, Inc.*	3,228	111,979
Express Scripts Holding Co.*	16,379	1,386,810
HCA Holdings, Inc.*	9,940	729,497
Health Net, Inc.*	2,200	117,766
Healthsouth Corp.	3,958	152,225
Henry Schein, Inc.*	2,586	352,084
Humana, Inc.	3,785	543,639
Laboratory Corp. of America Holdings*	3,300	356,070
LifePoint Hospitals, Inc.*	1,533	110,238
Magellan Health, Inc.*	708	42,501
McKesson Corp.	8,359	1,735,161
Mednax, Inc.*	2,200	145,442
Molina Healthcare, Inc.*	700	37,471
MWI Veterinary Supply, Inc.*	339	57,599
Omnicare, Inc.	2,338	170,510
Owens & Minor, Inc.(a)	1,695	59,511
Patterson Cos., Inc.	2,215	106,541
Quest Diagnostics, Inc.(a)	4,415	296,070
Select Medical Holdings Corp.	2,804	40,378
Team Health Holdings, Inc.*	3,194	183,751
Tenet Healthcare Corp.(a)*	4,329	219,350
UnitedHealth Group, Inc.	30,946	3,128,331
Universal Health Services, Inc., Class B	3,403	378,618
VCA, Inc.*	1,600	78,032
WellCare Health Plans, Inc.*	1,293	106,104
		16,745,676
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	2,600	33,202
athenahealth, Inc.(a)*	548	79,843
Cerner Corp.*	8,385	542,174
HMS Holdings Corp.*	549	11,606
MedAssets, Inc.*	1,584	31,300
		698,125
Hotels, Restaurants & Leisure — 2.3%
Belmond Ltd., Class A*	1,547	19,136
Bloomin' Brands, Inc.*	2,702	66,902
Bob Evans Farms, Inc.	800	40,944
Brinker International, Inc.	2,999	176,011
Buffalo Wild Wings, Inc.(a)*	843	152,060
Carnival Corp.	5,000	226,650
Cheesecake Factory, Inc. (The)(a)	1,877	94,432
Chipotle Mexican Grill, Inc.*	1,200	821,412
Choice Hotels International, Inc.(a)	1,000	56,020
Churchill Downs, Inc.	115	10,960
Cracker Barrel Old Country Store, Inc.(a)	700	98,532
Darden Restaurants, Inc.(a)	4,092	239,914
DineEquity, Inc.	453	46,949
Domino's Pizza, Inc.	1,690	159,147
Dunkin' Brands Group, Inc.(a)	4,544	193,802
Hyatt Hotels Corp., Class A*	1,300	78,273
International Game Technology	7,900	136,275
Interval Leisure Group, Inc.	974	20,347
Jack in the Box, Inc.	1,879	150,245
Krispy Kreme Doughnuts, Inc.(a)*	1,700	33,558
Las Vegas Sands Corp.	18,663	1,085,440
Life Time Fitness, Inc.*	1,300	73,606
Marriott International, Inc., Class A	7,066	551,360
Marriott Vacations Worldwide Corp.	295	21,989
McDonald's Corp.	47,187	4,421,422
MGM Resorts International*	11,853	253,417
Norwegian Cruise Line Holdings Ltd.*	1,537	71,870
Panera Bread Co., Class A(a)*	1,166	203,817
Papa John's International, Inc.	1,461	81,524
Royal Caribbean Cruises Ltd.	4,600	379,178
Scientific Games Corp., Class A(a)*	1,400	17,822
SeaWorld Entertainment, Inc.	2,000	35,800
Six Flags Entertainment Corp.	2,952	127,379
Starbucks Corp.	35,459	2,909,411
Starwood Hotels & Resorts Worldwide, Inc.	5,800	470,206
Texas Roadhouse, Inc.	1,857	62,692
Vail Resorts, Inc.	932	84,933
Wendy's Co. (The)	7,777	70,226
Wyndham Worldwide Corp.	5,679	487,031
Wynn Resorts Ltd.	3,048	453,421
Yum! Brands, Inc.	20,879	1,521,035
		16,205,148
Household Durables — 0.4%
DR Horton, Inc.	4,700	118,863
Garmin Ltd.(a)	3,681	194,467
Harman International Industries, Inc.	1,600	170,736
Helen of Troy Ltd.*	818	53,219
Jarden Corp.*	2,613	125,111
KB Home(a)	922	15,259
La-Z-Boy, Inc.	1,500	40,260
Leggett & Platt, Inc.(a)	4,300	183,223
Lennar Corp., Class A(a)	3,700	165,797
Lennar Corp., Class B	329	11,880
Meritage Homes Corp.*	900	32,391
Mohawk Industries, Inc.*	1,150	178,664
Newell Rubbermaid, Inc.	9,000	342,810
NVR, Inc.*	159	202,778
PulteGroup, Inc.	5,147	110,455
Ryland Group, Inc. (The)	1,375	53,020
Standard Pacific Corp.*	2,641	19,253
Taylor Morrison Home Corp., Class A*	469	8,859
Tempur-Pedic International, Inc.*	2,741	150,508
Toll Brothers, Inc.*	3,000	102,810
Tupperware Brands Corp.(a)	2,245	141,435
Whirlpool Corp.	2,639	511,280
		2,933,078
Household Products — 2.0%
Church & Dwight Co., Inc.	4,810	379,076
Clorox Co. (The)	5,466	569,612
Colgate-Palmolive Co.	43,025	2,976,900
Energizer Holdings, Inc.	1,400	179,984
Kimberly-Clark Corp.	17,248	1,992,834
Procter & Gamble Co. (The)	86,823	7,908,707

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products (Continued)
Spectrum Brands Holdings, Inc.	817	$78,170
		14,085,283
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	19,700	271,269
Calpine Corp.*	10,394	230,019
Dynegy, Inc.*	1,700	51,595
NRG Energy, Inc.	5,265	141,892
		694,775
Industrial Conglomerates — 1.5%
3M Co.	29,357	4,823,942
Carlisle Cos., Inc.	1,335	120,470
Danaher Corp.	14,740	1,263,366
General Electric Co.	155,119	3,919,857
Raven Industries, Inc.(a)	939	23,475
Roper Industries, Inc.	2,300	359,605
		10,510,715
Insurance — 1.9%
ACE Ltd.	4,660	535,341
Aflac, Inc.	9,980	609,678
Alleghany Corp.*	227	105,214
Allied World Assurance Co., Holdings Ltd.	1,940	73,565
Allstate Corp. (The)	9,625	676,156
American Equity Investment Life Holding Co.	1,900	55,461
American Financial Group, Inc.	1,500	91,080
American International Group, Inc.	19,300	1,080,993
Amtrust Financial Services, Inc.(a)	990	55,688
Aon PLC	8,406	797,141
Arch Capital Group Ltd.*	1,505	88,945
Arthur J Gallagher & Co.	2,127	100,139
Aspen Insurance Holdings Ltd.	2,100	91,917
Assurant, Inc.	1,504	102,919
Assured Guaranty Ltd.	4,900	127,351
Axis Capital Holdings Ltd.	2,200	112,398
Brown & Brown, Inc.	3,200	105,312
Chubb Corp. (The)	3,000	310,410
Cincinnati Financial Corp.	2,315	119,986
CNA Financial Corp.	559	21,639
CNO Financial Group, Inc.	6,200	106,764
Endurance Specialty Holdings Ltd.	1,200	71,808
Enstar Group Ltd.(a)*	300	45,867
Erie Indemnity Co., Class A	830	75,339
Everest Re Group Ltd.	1,000	170,300
First American Financial Corp.	2,357	79,902
FNF Group	3,562	122,711
Genworth Financial, Inc., Class A*	5,700	48,450
Hanover Insurance Group, Inc. (The)	1,273	90,790
Hartford Financial Services Group, Inc.	8,992	374,876
HCC Insurance Holdings, Inc.	1,500	80,280
Kemper Corp.	1,200	43,332
Lincoln National Corp.	3,358	193,656
Loews Corp.	4,514	189,678
Markel Corp.*	100	68,284
Marsh & McLennan Cos., Inc.	17,220	985,673
MBIA, Inc.*	3,900	37,206
Mercury General Corp.	800	45,336
MetLife, Inc.	13,686	740,276
Old Republic International Corp.	5,675	83,025
PartnerRe Ltd.	1,300	148,369
Platinum Underwriters Holdings Ltd.	800	58,736
Primerica, Inc.	1,400	75,964
Principal Financial Group, Inc.	7,385	383,577
ProAssurance Corp.	1,800	81,270
Progressive Corp. (The)*	12,227	330,007
Protective Life Corp.	2,200	153,230
Prudential Financial, Inc.	6,676	603,911
Reinsurance Group of America, Inc.	1,377	120,653
RenaissanceRe Holdings Ltd.	1,100	106,942
RLI Corp.	1,000	49,400
StanCorp Financial Group, Inc.	1,400	97,804
Symetra Financial Corp.	553	12,747
Torchmark Corp.	2,001	108,394
Travelers Companies, Inc. (The)	13,042	1,380,496
Unum Group	3,100	108,128
Validus Holdings Ltd.	1,687	70,112
Willis Group Holdings PLC	5,000	224,050
WR Berkley Corp.	2,531	129,739
XL Group PLC	3,181	109,331
		13,267,746
Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	15,609	4,844,253
Expedia, Inc.	3,803	324,624
Groupon, Inc.(a)*	7,600	62,776
HSN, Inc.	1,490	113,240
Lands' End, Inc.(a)*	357	19,264
Liberty Interactive Corp., Class A*	9,939	292,405
Liberty TripAdvisor Holdings, Inc., Class A*	2,162	58,158
Liberty Ventures, Series A*	3,575	134,849
NetFlix, Inc.(a)*	1,300	444,093
Priceline Group, Inc. (The)*	1,662	1,895,029
Shutterfly, Inc.(a)*	562	23,433
TripAdvisor, Inc.*	5,115	381,886
		8,594,010
Internet Software & Services — 2.4%
Akamai Technologies, Inc.*	4,036	254,107
AOL, Inc.*	1,288	59,467
Bankrate, Inc.*	1,027	12,766
CoStar Group, Inc.*	365	67,025
Dealertrack Technologies, Inc.(a)*	1,153	51,089
eBay, Inc.*	25,270	1,418,152
Equinix, Inc.	1,403	318,102
Facebook, Inc., Class A*	71,993	5,616,894
Google, Inc., Class A*	6,697	3,553,830
Google, Inc., Class C*	6,742	3,548,989
HomeAway, Inc.*	900	26,802
IAC/InterActiveCorp	2,053	124,802
j2 Global, Inc.	1,013	62,806
LinkedIn Corp., Class A*	1,505	345,713
NIC, Inc.	1,910	34,361
Pandora Media, Inc.(a)*	2,350	41,900
Rackspace Hosting, Inc.(a)*	4,200	196,602
Shutterstock, Inc.(a)*	191	13,198
Twitter, Inc.*	2,532	90,823
VeriSign, Inc.(a)*	3,800	216,600
Web.com Group, Inc.*	1,185	22,503
WebMD Health Corp.*	647	25,589
Yahoo!, Inc.*	12,611	636,982
Yelp, Inc.(a)*	744	40,719
Zillow, Inc., Class A(a)*	436	46,168
		16,825,989
IT Services — 4.0%
Accenture PLC, Class A	30,618	2,734,493
Acxiom Corp.*	2,292	46,459
Alliance Data Systems Corp.*	2,728	780,344
Amdocs Ltd.	2,698	125,875

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Automatic Data Processing, Inc.	19,491	$1,624,965
Blackhawk Network Holdings, Inc., Class B*	1,743	65,694
Booz Allen Hamilton Holding Corp.	2,623	69,588
Broadridge Financial Solutions, Inc.	5,322	245,770
CACI International, Inc., Class A*	756	65,152
Cardtronics, Inc.(a)*	1,505	58,063
Cognizant Technology Solutions Corp., Class A*	18,484	973,367
Computer Sciences Corp.	5,100	321,555
Convergys Corp.	3,200	65,184
CoreLogic, Inc.*	2,308	72,910
DST Systems, Inc.	906	85,300
EPAM Systems, Inc.*	505	24,114
Euronet Worldwide, Inc.*	1,400	76,860
Fidelity National Information Services, Inc.	8,383	521,423
Fiserv, Inc.*	9,400	667,118
FleetCor Technologies, Inc.*	2,730	405,978
Gartner, Inc., Class A*	4,045	340,629
Genpact Ltd.*	3,590	67,959
Global Payments, Inc.	2,729	220,312
Heartland Payment Systems, Inc.(a)	1,360	73,372
iGate Corp.*	1,600	63,168
International Business Machines Corp.(a)	45,376	7,280,125
Jack Henry & Associates, Inc.	2,700	167,778
Leidos Holdings, Inc.	913	39,734
Mastercard, Inc., Class A	48,736	4,199,094
MAXIMUS, Inc.	3,001	164,575
NeuStar, Inc., Class A(a)*	1,900	52,820
Paychex, Inc.	14,712	679,253
Sapient Corp.*	3,176	79,019
Science Applications International Corp.	1,571	77,812
Syntel, Inc.*	1,200	53,976
Teradata Corp.(a)*	4,800	209,664
Total System Services, Inc.	6,258	212,522
Unisys Corp.*	917	27,033
Vantiv, Inc., Class A*	6,385	216,579
VeriFone Systems, Inc.*	1,500	55,800
Visa, Inc., Class A	15,763	4,133,058
Western Union Co. (The)(a)	23,670	423,930
WEX, Inc.*	1,363	134,828
Xerox Corp.	24,692	342,231
		28,345,483
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,397	122,870
Hasbro, Inc.(a)	4,346	238,987
Mattel, Inc.	12,766	395,044
Polaris Industries, Inc.(a)	2,893	437,537
		1,194,438
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	8,500	347,990
Bio-Rad Laboratories, Inc., Class A*	300	36,168
Bio-Techne Corp.	886	81,866
Bruker Corp.*	2,422	47,520
Charles River Laboratories International, Inc.*	1,550	98,642
Covance, Inc.*	1,200	124,608
Illumina, Inc.*	4,674	862,727
Mettler-Toledo International, Inc.*	1,316	398,037
Parexel International Corp.(a)*	2,045	113,620
PerkinElmer, Inc.	2,100	91,833
Quintiles Transnational Holdings, Inc.*	1,700	100,079
Thermo Fisher Scientific, Inc.	5,634	705,884
Waters Corp.*	2,500	281,800
		3,290,774
Machinery — 1.9%
Actuant Corp., Class A	1,908	51,974
AGCO Corp.(a)	2,207	99,756
Allison Transmission Holdings, Inc.	5,003	169,602
Barnes Group, Inc.	800	29,608
Caterpillar, Inc.	23,611	2,161,115
Chart Industries, Inc.*	663	22,675
CLARCOR, Inc.	1,500	99,960
Colfax Corp.(a)*	1,496	77,149
Crane Co.	1,500	88,050
Cummins, Inc.	5,200	749,684
Deere & Co.(a)	15,657	1,385,175
Donaldson Co., Inc.	5,304	204,893
Dover Corp.	5,826	417,841
EnPro Industries, Inc.*	200	12,552
Flowserve Corp.	5,932	354,912
Graco, Inc.	2,723	218,330
Greenbrier Cos., Inc. (The)(a)	500	26,865
Harsco Corp.	2,911	54,989
Hillenbrand, Inc.	1,890	65,205
Hyster-Yale Materials Handling, Inc.	300	21,960
IDEX Corp.	2,500	194,600
Illinois Tool Works, Inc.	15,000	1,420,500
Ingersoll-Rand PLC	5,898	373,874
ITT Corp.	1,744	70,562
Joy Global, Inc.(a)	2,250	104,670
Kennametal, Inc.	2,100	75,159
Lincoln Electric Holdings, Inc.	2,291	158,285
Manitowoc Co., Inc. (The)(a)	5,372	118,721
Middleby Corp.*	1,500	148,650
Mueller Industries, Inc.	1,390	47,455
Mueller Water Products, Inc., Class A	5,028	51,487
Nordson Corp.	2,147	167,380
Oshkosh Corp.	2,000	97,300
PACCAR, Inc.	13,736	934,185
Pall Corp.	3,500	354,235
Parker Hannifin Corp.	3,376	435,335
Pentair PLC	4,165	276,639
Proto Labs, Inc.(a)*	473	31,767
RBC Bearings, Inc.	421	27,167
Rexnord Corp.*	3,100	87,451
Snap-On, Inc.	1,800	246,132
SPX Corp.	700	60,144
Stanley Black & Decker, Inc.	3,056	293,620
Terex Corp.	2,693	75,081
Timken Co.	1,644	70,166
Toro Co. (The)	2,327	148,486
Trimas Corp.*	1,468	45,934
Trinity Industries, Inc.(a)	4,800	134,448
Valmont Industries, Inc.(a)	771	97,917
WABCO Holdings, Inc.*	1,899	198,977
Wabtec Corp.	3,000	260,670
Watts Water Technologies, Inc., Class A	400	25,376
Woodward, Inc.	1,750	86,152
Xylem, Inc.	3,989	151,861
		13,382,681
Marine — 0.0%
Kirby Corp.*	1,600	129,184
Matson, Inc.	1,200	41,424
		170,608
Media — 3.9%
AMC Networks, Inc., Class A(a)*	1,725	110,003

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Cablevision Systems Corp., Class A(a)	6,000	$123,840
CBS Corp., Class A	1,116	62,898
CBS Corp., Class B	17,252	954,726
Charter Communications, Inc., Class A*	3,381	563,342
Cinemark Holdings, Inc.	3,817	135,809
Clear Channel Outdoor Holdings, Inc., Class A	1,565	16,573
Comcast Corp., Class A	83,256	4,829,681
Comcast Corp., Class A Special	16,746	963,984
Cumulus Media, Inc., Class A*	2,209	9,344
DIRECTV*	15,943	1,382,258
Discovery Communications, Inc., Class A*	4,379	150,857
Discovery Communications, Inc., Class C*	9,159	308,841
DISH Network Corp., Class A*	10,182	742,166
DreamWorks Animation SKG, Inc., Class A(a)*	1,400	31,262
Gannett Co., Inc.	4,839	154,509
Interpublic Group of Cos., Inc. (The)	14,910	309,681
John Wiley & Sons, Inc., Class A	1,300	77,012
Liberty Broadband Corp., Class A*	315	15,778
Liberty Broadband Corp., Class C*	631	31,436
Liberty Global PLC, Series A*	10,059	505,012
Liberty Global PLC, Series C*	24,972	1,206,397
Liberty Media Corp.*	1,263	44,546
Liberty Media Corp. Series C*	2,526	88,486
Lions Gate Entertainment Corp.	2,600	83,252
Live Nation Entertainment, Inc.*	4,494	117,338
Loral Space & Communications, Inc.*	365	28,729
Madison Square Garden Co. (The), Class A*	1,643	123,652
Meredith Corp.	900	48,888
Morningstar, Inc.	700	45,297
New York Times Co. (The), Class A(a)	4,200	55,524
News Corp., Class A*	6,361	99,804
News Corp., Class B*	1,525	22,997
Nexstar Broadcasting Group, Inc., Class A(a)	700	36,253
Omnicom Group, Inc.	11,518	892,299
Regal Entertainment Group, Class A(a)	2,586	55,237
Scripps Networks Interactive, Inc., Class A(a)	3,567	268,488
Sinclair Broadcast Group, Inc., Class A(a)	2,200	60,192
Sirius XM Holdings, Inc.*	127,671	446,849
Starz - Liberty Capital, Class A(a)*	3,657	108,613
Time Warner Cable, Inc.	8,458	1,286,124
Time Warner, Inc.	23,722	2,026,333
Time, Inc.(a)	2,965	72,969
Twenty-First Century Fox, Inc.	44,144	1,695,350
Twenty-First Century Fox, Inc., Class B	13,319	491,338
Viacom, Inc., Class A	294	22,197
Viacom, Inc., Class B	17,372	1,307,243
Walt Disney Co. (The)	51,592	4,859,451
		27,072,858
Metals & Mining — 0.4%
Alcoa, Inc.	30,700	484,753
Allegheny Technologies, Inc.	3,100	107,787
Carpenter Technology Corp.	1,500	73,875
Commercial Metals Co.	3,500	57,015
Compass Minerals International, Inc.	1,484	128,856
Freeport-McMoRan, Inc.	39,598	925,009
Newmont Mining Corp.	8,954	169,231
Nucor Corp.	7,600	372,780
Reliance Steel & Aluminum Co.	2,000	122,540
Royal Gold, Inc.(a)	1,700	106,590
Southern Copper Corp.(a)	6,389	180,170
Steel Dynamics, Inc.	5,800	114,492
Stillwater Mining Co.*	1,623	23,923
SunCoke Energy, Inc.	1,575	30,460
TimkenSteel Corp.	1,300	48,139
United States Steel Corp.(a)	2,823	75,487
Worthington Industries, Inc.	1,249	37,582
		3,058,689
Multi-Utilities — 1.0%
Alliant Energy Corp.	3,400	225,828
Ameren Corp.	4,400	202,972
Avista Corp.(a)	1,800	63,630
Black Hills Corp.	1,300	68,952
Centerpoint Energy, Inc.	11,464	268,602
CMS Energy Corp.	8,045	279,564
Consolidated Edison, Inc.(a)	9,055	597,721
Dominion Resources, Inc.	17,643	1,356,747
DTE Energy Co.	5,100	440,487
Integrys Energy Group, Inc.	2,277	177,264
MDU Resources Group, Inc.	5,825	136,887
NiSource, Inc.	8,652	367,018
NorthWestern Corp.	1,200	67,896
PG&E Corp.	11,479	611,142
Public Service Enterprise Group, Inc.	13,835	572,907
SCANA Corp.(a)	3,636	219,614
Sempra Energy	6,600	734,976
TECO Energy, Inc.	6,551	134,230
Vectren Corp.	2,300	106,329
Wisconsin Energy Corp.(a)	5,853	308,687
		6,941,453
Multiline Retail — 0.8%
Big Lots, Inc.	1,700	68,034
Dillard's, Inc., Class A	915	114,540
Dollar General Corp.*	11,236	794,385
Dollar Tree, Inc.*	9,149	643,907
Family Dollar Stores, Inc.	4,062	321,751
J.C. Penney Co., Inc.(a)*	4,700	30,456
Kohl's Corp.(a)	8,612	525,677
Macy's, Inc.	16,408	1,078,826
Nordstrom, Inc.	6,801	539,931
Sears Holdings Corp.(a)*	1,189	39,213
Target Corp.	16,400	1,244,924
		5,401,644
Oil, Gas & Consumable Fuels — 6.0%
Alpha Natural Resources, Inc.(a)*	1,513	2,527
Anadarko Petroleum Corp.	19,898	1,641,585
Apache Corp.	11,800	739,506
Bonanza Creek Energy, Inc.*	1,179	28,296
Cabot Oil & Gas Corp.	18,162	537,777
California Resources Corp.*	11,858	65,338
Carrizo Oil & Gas, Inc.*	1,500	62,400
Cheniere Energy, Inc.*	6,794	478,298
Chesapeake Energy Corp.(a)	18,800	367,916
Chevron Corp.	42,605	4,779,429
Cimarex Energy Co.	3,023	320,438
Cobalt International Energy, Inc.*	3,864	34,351
Concho Resources, Inc.*	4,000	399,000
ConocoPhillips	39,363	2,718,409
CONSOL Energy, Inc.	3,600	121,716
Continental Resources, Inc.(a)*	3,942	151,215
CVR Energy, Inc.(a)	600	23,226
Delek US Holdings, Inc.	1,000	27,280
Denbury Resources, Inc.(a)	5,421	44,073
Devon Energy Corp.	12,075	739,111

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Diamondback Energy, Inc.*	851	$50,873
Energen Corp.	2,300	146,648
Energy XXI Ltd.(a)	1,891	6,165
EnLink Midstream LLC	1,100	39,116
EOG Resources, Inc.	25,757	2,371,447
EQT Corp.	4,577	346,479
Exxon Mobil Corp.	138,505	12,804,787
GasLog Ltd.(a)	343	6,980
Green Plains, Inc.	300	7,434
Gulfport Energy Corp.*	1,629	67,994
Hess Corp.	6,480	478,354
HollyFrontier Corp.	2,461	92,238
Kinder Morgan, Inc.(a)	34,775	1,471,330
Kosmos Energy Ltd.*	3,400	28,526
Laredo Petroleum, Inc.(a)*	1,900	19,665
LinnCo LLC(a)	2,688	27,875
Marathon Oil Corp.	22,628	640,146
Marathon Petroleum Corp.	11,118	1,003,511
Matador Resources Co.(a)*	1,661	33,602
Murphy Oil Corp.	5,421	273,869
Newfield Exploration Co.*	4,300	116,616
Noble Energy, Inc.	11,261	534,109
Oasis Petroleum, Inc.(a)*	3,512	58,088
Occidental Petroleum Corp.	27,481	2,215,243
ONEOK, Inc.	9,360	466,034
PBF Energy, Inc., Class A	2,220	59,141
PDC Energy, Inc.*	1,026	42,343
Peabody Energy Corp.(a)	5,600	43,344
Phillips 66	10,131	726,393
Pioneer Natural Resources Co.	2,202	327,768
QEP Resources, Inc.	5,600	113,232
Range Resources Corp.	5,506	294,296
Rosetta Resources, Inc.*	1,900	42,389
SandRidge Energy, Inc.(a)*	12,647	23,017
Scorpio Tankers, Inc.	5,186	45,066
SemGroup Corp., Class A	841	57,516
SM Energy Co.	2,100	81,018
Southwestern Energy Co.*	14,942	407,767
Spectra Energy Corp.	20,419	741,210
Stone Energy Corp.(a)*	1,499	25,303
Targa Resources Corp.	1,708	181,133
Teekay Corp.	2,035	103,561
Tesoro Corp.	3,760	279,556
Ultra Petroleum Corp.(a)*	4,500	59,220
Valero Energy Corp.	16,318	807,741
W&T Offshore, Inc.(a)	1,700	12,478
Western Refining, Inc.	2,500	94,450
Whiting Petroleum Corp.*	5,895	194,535
Williams Companies, Inc. (The)	22,100	993,174
World Fuel Services Corp.	1,600	75,088
WPX Energy, Inc.*	5,710	66,407
		42,486,166
Paper & Forest Products — 0.2%
Domtar Corp.	2,000	80,440
International Paper Co.	14,819	794,002
KapStone Paper and Packaging Corp.	2,832	83,006
Louisiana-Pacific Corp.(a)*	3,743	61,984
Resolute Forest Products, Inc.*	1,425	25,094
Schweitzer-Mauduit International, Inc.	933	39,466
		1,083,992
Personal Products — 0.1%
Avon Products, Inc.(a)	11,100	104,229
Estee Lauder Companies, Inc. (The), Class A	10,497	799,871
Herbalife Ltd.(a)	1,209	45,579
Nu Skin Enterprises, Inc., Class A(a)	1,688	73,766
Revlon, Inc., Class A*	344	11,751
		1,035,196
Pharmaceuticals — 5.0%
AbbVie, Inc.	77,280	5,057,203
Actavis PLC*	7,683	1,977,681
Akorn, Inc.(a)*	2,700	97,740
Allergan, Inc.	8,996	1,912,460
Bristol-Myers Squibb Co.	37,726	2,226,966
Eli Lilly & Co.	23,281	1,606,156
Endo International PLC*	2,056	148,279
Hospira, Inc.*	4,332	265,335
Impax Laboratories, Inc.*	1,887	59,780
Jazz Pharmaceuticals PLC(a)*	1,600	261,968
Johnson & Johnson	90,562	9,470,068
Lannett Co., Inc.(a)*	997	42,751
Mallinckrodt PLC*	2,529	250,447
Medicines Co. (The)*	1,632	45,158
Merck & Co., Inc.	92,060	5,228,088
Mylan, Inc.*	14,428	813,306
Pacira Pharmaceuticals, Inc.(a)*	500	44,330
Perrigo Co. PLC	1,701	284,339
Pfizer, Inc.	135,092	4,208,116
Prestige Brands Holdings, Inc.*	1,608	55,830
Salix Pharmaceuticals Ltd.*	2,100	241,374
Taro Pharmaceutical Industries Ltd.*	463	68,612
Theravance Biopharma, Inc.*	700	10,444
Zoetis, Inc.	25,143	1,081,903
		35,458,334
Professional Services — 0.3%
Advisory Board Co. (The)*	1,000	48,980
Corporate Executive Board Co. (The)	1,546	112,131
Dun & Bradstreet Corp.	1,200	145,152
Equifax, Inc.	3,590	290,323
FTI Consulting, Inc.*	1,200	46,356
Huron Consulting Group, Inc.*	1,034	70,715
IHS, Inc., Class A*	1,300	148,044
Korn/Ferry International*	800	23,008
Manpowergroup, Inc.	1,600	109,072
Nielsen NV	7,179	321,117
On Assignment, Inc.*	1,277	42,384
Robert Half International, Inc.	6,151	359,095
Towers Watson & Co., Class A	1,500	169,755
Verisk Analytics, Inc., Class A*	6,657	426,381
		2,312,513
Real Estate Investment Trusts (REITs) — 0.0%
Iron Mountain, Inc.	6,739	260,530

Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,272	49,939
Altisource Asset Management Corp.*	40	12,405
Altisource Portfolio Solutions SA(a)*	400	13,516
CBRE Group, Inc.*	10,586	362,570
Forest City Enterprises, Inc., Class A*	4,153	88,459
Howard Hughes Corp. (The)*	389	50,733
Jones Lang LaSalle, Inc.	1,300	194,909
Kennedy-Wilson Holdings, Inc.	1,369	34,636
Realogy Holdings Corp.(a)*	3,649	162,344
St. Joe Co. (The)*	1,588	29,203
		998,714
Road & Rail — 1.3%
AMERCO	300	85,278

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Avis Budget Group, Inc.*	3,678	$243,962
Con-way, Inc.	1,800	88,524
CSX Corp.	37,825	1,370,400
Genesee & Wyoming, Inc., Class A*	900	80,928
Heartland Express, Inc.(a)	1,283	34,654
Hertz Global Holdings, Inc.*	19,741	492,341
JB Hunt Transport Services, Inc.(a)	3,797	319,897
Kansas City Southern	2,976	363,161
Knight Transportation, Inc.	1,500	50,490
Landstar System, Inc.	1,847	133,963
Norfolk Southern Corp.	9,542	1,045,899
Old Dominion Freight Line, Inc.*	2,371	184,084
Ryder System, Inc.	2,122	197,028
Swift Transportation Co.*	2,754	78,847
Union Pacific Corp.	34,881	4,155,373
Werner Enterprises, Inc.	1,200	37,380
		8,962,209
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(a)*	26,199	69,951
Altera Corp.	4,000	147,760
Amkor Technology, Inc.*	246	1,747
Analog Devices, Inc.	4,500	249,840
Applied Materials, Inc.	27,400	682,808
Atmel Corp.*	4,300	36,098
Avago Technologies Ltd.	8,734	878,553
Broadcom Corp., Class A	14,202	615,373
Cirrus Logic, Inc.(a)*	1,900	44,783
Cree, Inc.(a)*	1,745	56,224
Entegris, Inc.*	4,137	54,650
Fairchild Semiconductor International, Inc.*	3,875	65,410
First Solar, Inc.*	1,200	53,514
Freescale Semiconductor Ltd.(a)*	2,996	75,589
Integrated Device Technology, Inc.*	3,400	66,640
Intel Corp.	194,619	7,062,723
International Rectifier Corp.*	1,868	74,533
Intersil Corp., Class A	2,035	29,446
Kla-Tencor Corp.	3,847	270,521
Lam Research Corp.	4,962	393,685
Linear Technology Corp.	10,678	486,917
Marvell Technology Group Ltd.	4,100	59,450
Maxim Integrated Products, Inc.	6,609	210,629
Microchip Technology, Inc.(a)	6,165	278,103
Micron Technology, Inc.*	41,549	1,454,630
Microsemi Corp.*	1,700	48,246
MKS Instruments, Inc.	1,183	43,298
NVIDIA Corp.	13,300	266,665
ON Semiconductor Corp.*	13,130	133,007
PMC - Sierra, Inc.*	1,900	17,404
RF Micro Devices, Inc.(a)*	7,524	124,823
Semtech Corp.*	600	16,542
Silicon Laboratories, Inc.*	600	28,572
Skyworks Solutions, Inc.	5,600	407,176
SunEdison, Inc.(a)*	6,054	118,114
Synaptics, Inc.*	900	61,956
Teradyne, Inc.	4,278	84,662
Texas Instruments, Inc.	42,815	2,289,104
Veeco Instruments, Inc.*	312	10,883
Xilinx, Inc.	7,467	323,246
		17,393,275
Software — 4.1%
ACI Worldwide, Inc.*	4,317	87,074
Activision Blizzard, Inc.	12,038	242,566
Adobe Systems, Inc.*	5,980	434,746
Advent Software, Inc.	1,304	39,955
ANSYS, Inc.*	1,910	156,620
Aspen Technology, Inc.*	4,099	143,547
Autodesk, Inc.*	3,449	207,147
Blackbaud, Inc.	1,588	68,697
CA, Inc.	9,776	297,679
Cadence Design Systems, Inc.(a)*	7,900	149,863
CDK Global, Inc.	6,230	253,935
Citrix Systems, Inc.*	4,687	299,031
Commvault Systems, Inc.*	1,045	54,016
Covisint Corp.*	785	2,080
Electronic Arts, Inc.*	8,006	376,402
Factset Research Systems, Inc.(a)	1,750	246,312
Fair Isaac Corp.	950	68,685
Fortinet, Inc.*	4,373	134,076
Guidewire Software, Inc.(a)*	539	27,290
Informatica Corp.*	1,500	57,202
Intuit, Inc.	12,778	1,178,004
Manhattan Associates, Inc.*	3,523	143,457
Mentor Graphics Corp.	3,300	72,336
Microsoft Corp.	316,572	14,704,769
NetScout Systems, Inc.(a)*	176	6,431
NetSuite, Inc.(a)*	461	50,327
Nuance Communications, Inc.*	6,700	95,609
Oracle Corp.	142,147	6,392,351
Pegasystems, Inc.	704	14,622
Progress Software Corp.*	1,412	38,152
PTC, Inc.*	3,880	142,202
Red Hat, Inc.*	4,200	290,388
Rovi Corp.*	1,378	31,129
Salesforce.com, Inc.*	9,044	536,400
ServiceNow, Inc.*	1,883	127,762
SolarWinds, Inc.*	2,054	102,351
Solera Holdings, Inc.	2,558	130,918
Splunk, Inc.(a)*	864	50,933
SS&C Technologies Holdings, Inc.	1,858	108,674
Symantec Corp.	20,392	523,157
Synchronoss Technologies, Inc.*	800	33,488
Synopsys, Inc.*	3,000	130,410
Tableau Software, Inc., Class A*	700	59,332
Take-Two Interactive Software, Inc.*	3,783	106,037
Tyler Technologies, Inc.*	1,062	116,225
Ultimate Software Group, Inc.(a)*	850	124,793
Verint Systems, Inc.*	1,976	115,161
VMware, Inc.*	2,125	175,355
Workday, Inc. Class A(a)*	1,473	120,211
Zynga, Inc., Class A*	18,104	48,157
		29,116,064
Specialty Retail — 3.3%
Aaron's, Inc.	2,250	68,782
Abercrombie & Fitch Co., Class A(a)	2,500	71,600
Advance Auto Parts, Inc.	3,281	522,598
American Eagle Outfitters, Inc.(a)	4,750	65,930
Ann, Inc.*	2,256	82,299
Asbury Automotive Group, Inc.*	1,176	89,282
Ascena Retail Group, Inc.*	4,000	50,240
AutoNation, Inc.*	2,461	148,669
AutoZone, Inc.*	1,160	718,168
Bed Bath & Beyond, Inc.(a)*	8,946	681,417
Best Buy Co., Inc.	9,987	389,293
Buckle, Inc. (The)(a)	900	47,268
Cabela's, Inc.(a)*	500	26,355
Carmax, Inc.*	6,046	402,543
Chico's FAS, Inc.	2,800	45,388
Conn's, Inc.(a)*	800	14,952

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
CST Brands, Inc.	3,093	$134,886
Dick's Sporting Goods, Inc.	3,100	153,915
DSW, Inc., Class A	2,490	92,877
Express, Inc.*	2,600	38,194
Five Below, Inc.(a)*	1,400	57,162
Foot Locker, Inc.	5,009	281,406
GameStop Corp., Class A(a)	3,588	121,274
Gap, Inc. (The)	11,172	470,453
Genesco, Inc.*	700	53,634
GNC Holdings, Inc., Class A	3,256	152,902
Group 1 Automotive, Inc.	680	60,942
Guess?, Inc.	1,900	40,052
Hibbett Sports, Inc.(a)*	557	26,976
Home Depot, Inc. (The)	64,918	6,814,442
L Brands, Inc.	7,378	638,566
Lithia Motors, Inc., Class A	900	78,021
Lowe's Cos., Inc.	46,660	3,210,208
Lumber Liquidators Holdings, Inc.(a)*	853	56,562
Men's Wearhouse, Inc. (The)	1,168	51,567
Monro Muffler Brake, Inc.(a)	783	45,257
Murphy USA, Inc.*	1,318	90,757
O'Reilly Automotive, Inc.*	4,697	904,736
Office Depot, Inc.*	14,200	121,765
Outerwall, Inc.(a)*	1,000	75,220
Penske Auto Group, Inc.	1,318	64,674
PetSmart, Inc.	3,946	320,790
Pier 1 Imports, Inc.	3,200	49,280
Rent-A-Center, Inc.	1,700	61,744
Restoration Hardware Holdings, Inc.(a)*	500	48,005
Ross Stores, Inc.	9,449	890,663
Sally Beauty Holdings, Inc.*	5,102	156,835
Select Comfort Corp.*	1,700	45,951
Signet Jewelers Ltd.	2,400	315,768
Staples, Inc.	13,200	239,184
Tiffany & Co.(a)	2,937	313,848
TJX Cos., Inc.	32,277	2,213,557
Tractor Supply Co.	6,137	483,718
Ulta Salon Cosmetics & Fragrance, Inc.*	2,100	268,464
Urban Outfitters, Inc.(a)*	3,400	119,442
Vitamin Shoppe, Inc.(a)*	676	32,840
Williams-Sonoma, Inc.	4,000	302,720
		23,124,041
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.	2,255	196,884
Coach, Inc.	7,810	293,344
Columbia Sportswear Co.	258	11,491
Deckers Outdoor Corp.(a)*	977	88,946
Fossil Group, Inc.*	2,139	236,873
G-III Apparel Group Ltd.(a)*	283	28,586
Hanesbrands, Inc.	4,742	529,302
Iconix Brand Group, Inc.(a)*	1,972	66,634
Kate Spade & Co.*	2,927	93,693
Lululemon Athletica, Inc.(a)*	2,200	122,738
Michael Kors Holdings Ltd.*	8,573	643,832
NIKE, Inc., Class B	27,328	2,627,587
PVH Corp.	1,160	148,677
Ralph Lauren Corp.	1,600	296,256
Skechers U.S.A., Inc., Class A*	600	33,150
Steven Madden Ltd.*	1,944	61,878
Under Armour, Inc., Class A(a)*	4,800	325,920
VF Corp.	13,168	986,283
Wolverine World Wide, Inc.(a)	3,200	94,304
		6,886,378
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	4,009	51,235
Hudson City Bancorp, Inc.	13,407	135,679
New York Community Bancorp, Inc.	5,639	90,224
Ocwen Financial Corp.(a)*	3,425	51,718
People's United Financial, Inc.(a)	6,618	100,461
TFS Financial Corp.	2,631	39,162
Washington Federal, Inc.	2,947	65,276
		533,755
Tobacco — 1.5%
Altria Group, Inc.	92,614	4,563,092
Lorillard, Inc.	10,800	679,752
Philip Morris International, Inc.	49,564	4,036,988
Reynolds American, Inc.	14,839	953,702
		10,233,534
Trading Companies & Distributors — 0.3%
Air Lease Corp.	2,200	75,482
Applied Industrial Technologies, Inc.	1,164	53,067
Beacon Roofing Supply, Inc.*	1,400	38,920
DXP Enterprises, Inc.*	295	14,906
Fastenal Co.(a)	11,794	560,923
GATX Corp.	1,100	63,294
HD Supply Holdings, Inc.*	2,545	75,052
MRC Global, Inc.*	3,000	45,450
MSC Industrial Direct Co., Class A	1,400	113,750
NOW, Inc.(a)*	2,249	57,867
TAL International Group, Inc.*	773	33,679
Textainer Group Holdings Ltd.	52	1,785
United Rentals, Inc.*	3,964	404,368
Veritiv Corp.*	226	11,722
Watsco, Inc.	800	85,600
WESCO International, Inc.(a)*	1,300	99,073
WW Grainger, Inc.(a)	2,476	631,108
		2,366,046
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc.(a)*	844	11,799

Water Utilities — 0.1%
American Water Works Co., Inc.	5,000	266,500
Aqua America, Inc.	5,042	134,621
		401,121
Wireless Telecommunication Services — 0.1%
SBA Communications Corp., Class A*	5,198	575,731
Sprint Corp.(a)*	8,715	36,167
T-Mobile US, Inc.*	7,574	204,044
Telephone & Data Systems, Inc.	2,613	65,978
United States Cellular Corp.*	400	15,932
		897,852
TOTAL COMMON STOCKS
(Identified Cost $357,111,767)		671,212,084

RIGHTS & WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Community Health Systems, Inc., expires 1/4/16*	7,172	179
Media — 0.0%
Liberty Broadband Corp., expires 1/9/15*	189	1,796

TOTAL RIGHTS & WARRANTS
(Identified Cost $466)		1,975

MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. Micro Cap Portfolio	1,444,593	27,981,772

TOTAL MUTUAL FUNDS
(Identified Cost $18,566,327)		27,981,772
See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	2,363,000	2,363,000
		2,363,001

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,363,001)		2,363,001

COLLATERAL FOR SECURITIES ON LOAN — 3.8%
Short-Term — 3.8%
State Street Navigator Securities Lending
Prime Portfolio	26,756,637	26,756,637

TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $26,756,637)		26,756,637

Total Investments — 103.6%
(Identified Cost $404,798,198)#		728,315,469
Liabilities, Less Cash and Other Assets — (3.6%)		(25,231,902)
Net Assets — 100.0%		$703,083,567

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2014, the market value of the securities on loan was $36,915,680.
#

At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $404,798,198. Net unrealized appreciation aggregated $323,517,271 of which $327,186,363 related to appreciated investment securities and $3,669,092 related to depreciated investment securities.

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.4%
Alliant Techsystems, Inc.	1,514	$176,003
L-3 Communications Holdings, Inc.	15,476	1,953,226
Northrop Grumman Corp.	34,405	5,070,953
Precision Castparts Corp.	1,434	345,422
Textron, Inc.	6,404	269,672
		7,815,276
Air Freight & Logistics — 0.7%
FedEx Corp.	23,058	4,004,252

Airlines — 1.0%
Alaska Air Group, Inc.	2,442	145,934
JetBlue Airways Corp.*	13,048	206,941
Southwest Airlines Co.	121,103	5,125,079
		5,477,954
Auto Components — 0.2%
Autoliv, Inc.(a)	1,345	142,731
Johnson Controls, Inc.	4,383	211,874
Lear Corp.	5,319	521,688
TRW Automotive Holdings Corp.*	41	4,217
		880,510
Automobiles — 1.1%
Ford Motor Co.	131,309	2,035,290
General Motors Co.	120,210	4,196,531
		6,231,821
Beverages — 0.3%
Molson Coors Brewing Co., Class B	18,566	1,383,538

Building Products — 0.1%
Owens Corning	17,316	620,086

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)	84,048	3,409,827
E*Trade Financial Corp.*	15,035	364,674
Goldman Sachs Group, Inc. (The)	29,043	5,629,405
Legg Mason, Inc.	18,116	966,851
Morgan Stanley	80,814	3,135,583
State Street Corp.	2,940	230,790
		13,737,130
Chemicals — 0.7%
Ashland, Inc.	13,540	1,621,550
CF Industries Holdings, Inc.	2,372	646,465
Dow Chemical Co. (The)	8,154	371,904
Eastman Chemical Co.	1,303	98,846
Mosaic Co. (The)	18,759	856,348
		3,595,113
Commercial Banks — 9.3%
Bank of America Corp.	401,196	7,177,396
BB&T Corp.	17,727	689,403
CIT Group, Inc.	2,086	99,773
Citigroup, Inc.	129,458	7,004,972
City National Corp.(a)	432	34,910
Comerica, Inc.	2,040	95,554
Fifth Third Bancorp	62,382	1,271,033
Huntington Bancshares, Inc.	20,899	219,858
JPMorgan Chase & Co.	317,238	19,852,754
KeyCorp	14,489	201,397
M&T Bank Corp.(a)	1,622	203,756
PNC Financial Services Group, Inc. (The)	26,430	2,411,209
Regions Financial Corp.	188,492	1,990,476
SunTrust Banks, Inc.	34,538	1,447,142
Wells Fargo & Co.	133,983	7,344,948
Zions Bancorporation(a)	27,251	776,926
		50,821,507
Commercial Services & Supplies — 0.5%
ADT Corp. (The)(a)	25,802	934,807
Republic Services, Inc.	44,284	1,782,431
Waste Connections, Inc.	2,057	90,487
		2,807,725
Communications Equipment — 1.7%
Brocade Communications Systems, Inc.	23,011	272,450
Cisco Systems, Inc.	292,696	8,141,339
EchoStar Corp., Class A*	3,599	188,948
Juniper Networks, Inc.	27,563	615,206
		9,217,943
Computers & Peripherals — 2.4%
EMC Corp.	17,518	520,985
Hewlett-Packard Co.	288,913	11,594,079
NCR Corp.*	6,760	196,986
Western Digital Corp.	8,401	929,991
		13,242,041
Construction & Engineering — 0.2%
Aecom Technology Corp.*	462	14,031
Jacobs Engineering Group, Inc.*	7,838	350,280
Quanta Services, Inc.*	18,387	522,007
		886,318
Construction Materials — 0.2%
Vulcan Materials Co.	20,131	1,323,211

Consumer Finance — 0.8%
Capital One Financial Corp.	51,466	4,248,518
Navient Corp.	9,220	199,244
		4,447,762
Containers & Packaging — 0.5%
Bemis Co., Inc.	7,469	337,673
MeadWestvaco Corp.	27,613	1,225,741
Rock-Tenn Co., Class A	11,652	710,539
Sonoco Products Co.	7,321	319,928
		2,593,881
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	1,054	910,350
Service Corp. International(a)	8,028	182,236
		1,092,586
Diversified Financial Services — 0.7%
CME Group, Inc.	25,773	2,284,777
Intercontinental Exchange, Inc.	1,029	225,649
Leucadia National Corp.	6,993	156,783
NASDAQ OMX Group, Inc. (The)	25,125	1,204,995
		3,872,204
Diversified Telecommunication Services — 4.2%
AT&T, Inc.(a)	574,818	19,308,136
CenturyLink, Inc.	74,065	2,931,493
Frontier Communications Corp.(a)	79,576	530,772
Windstream Holdings, Inc.	32,932	271,360
		23,041,761
Electrical Equipment — 0.4%
Eaton Corp. PLC	31,879	2,166,497

Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.*	17,315	1,002,365
Avnet, Inc.	21,043	905,270
Corning, Inc.	67,872	1,556,305
Ingram Micro, Inc., Class A*	23,840	658,937
Jabil Circuit, Inc.	12,796	279,337
		4,402,214
Energy Equipment & Services — 2.0%
Baker Hughes, Inc.	57,947	3,249,088

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Diamond Offshore Drilling, Inc.(a)	4,278	$157,045
Helmerich & Payne, Inc.(a)	18,327	1,235,606
Nabors Industries Ltd.	27,963	362,960
National Oilwell Varco, Inc.	54,238	3,554,216
Noble Corp. PLC(a)	32,284	534,946
Transocean Ltd.(a)	47,610	872,691
Weatherford International PLC*	62,421	714,721
		10,681,273
Food & Staples Retailing — 3.8%
CVS Health Corp.	214,034	20,613,615

Food Products — 2.4%
Archer-Daniels-Midland Co.	72,181	3,753,412
Bunge Ltd.	16,700	1,518,197
ConAgra Foods, Inc.	21,189	768,737
Ingredion, Inc.(a)	3,551	301,267
J.M. Smucker Co. (The)	18,900	1,908,522
Mondelez International, Inc., Class A	73,229	2,660,043
Pinnacle Foods, Inc.	2,026	71,518
Seaboard Corp.*	76	319,044
Tyson Foods, Inc., Class A	45,997	1,844,020
		13,144,760
Gas Utilities — 0.0%
UGI Corp.	6,838	259,707

Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.*	180,453	2,391,002
CareFusion Corp.*	31,918	1,894,014
Hologic, Inc.(a)*	41,113	1,099,362
Teleflex, Inc.(a)	2,865	328,959
		5,713,337
Health Care Providers & Services — 5.3%
Aetna, Inc.	59,961	5,326,336
Anthem, Inc.	53,394	6,710,024
CIGNA Corp.	9,297	956,754
Community Health Systems, Inc.(a)*	6,664	359,323
Express Scripts Holding Co.*	90,745	7,683,379
Humana, Inc.	23,386	3,358,931
Mednax, Inc.*	1,600	105,776
Omnicare, Inc.	17,088	1,246,228
Quest Diagnostics, Inc.(a)	6,334	424,758
UnitedHealth Group, Inc.	27,893	2,819,703
		28,991,212
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	29,232	1,325,087
Hyatt Hotels Corp., Class A*	3,874	233,253
MGM Resorts International*	84,812	1,813,281
Norwegian Cruise Line Holdings Ltd.*	4,269	199,618
Royal Caribbean Cruises Ltd.	32,567	2,684,498
		6,255,737
Household Durables — 0.7%
DR Horton, Inc.	27,034	683,690
Lennar Corp., Class A(a)	9,707	434,971
Mohawk Industries, Inc.*	7,325	1,138,012
PulteGroup, Inc.	5,886	126,314
Toll Brothers, Inc.*	11,379	389,958
Whirlpool Corp.	4,134	800,921
		3,573,866
Household Products — 0.1%
Energizer Holdings, Inc.	2,400	308,544

Independent Power Producers & Energy Traders — 0.3%
Calpine Corp.*	9,275	205,256
NRG Energy, Inc.	54,951	1,480,929
		1,686,185
Industrial Conglomerates — 3.1%
Danaher Corp.	4,727	405,151
General Electric Co.	655,512	16,564,788
		16,969,939
Insurance — 6.7%
ACE Ltd.	7,305	839,198
Aflac, Inc.	18,850	1,151,547
Alleghany Corp.*	307	142,295
Allied World Assurance Co., Holdings Ltd.	16,734	634,553
Allstate Corp. (The)	27,694	1,945,503
American Financial Group, Inc.	14,278	866,960
American International Group, Inc.	85,649	4,797,200
American National Insurance Co.	1,900	217,094
Assurant, Inc.	13,249	906,629
Assured Guaranty Ltd.	13,828	359,390
Axis Capital Holdings Ltd.	17,407	889,324
Chubb Corp. (The)(a)	3,214	332,553
CNA Financial Corp.	14,604	565,321
Everest Re Group Ltd.	5,297	902,079
Genworth Financial, Inc., Class A*	84,660	719,610
Hartford Financial Services Group, Inc.	72,050	3,003,764
HCC Insurance Holdings, Inc.	1,467	78,514
Lincoln National Corp.	26,059	1,502,823
Loews Corp.	53,840	2,262,357
Markel Corp.*	156	106,523
MetLife, Inc.	46,445	2,512,210
Old Republic International Corp.	12,458	182,261
PartnerRe Ltd.	7,182	819,682
Principal Financial Group, Inc.	14,372	746,482
Protective Life Corp.	4,914	342,260
Prudential Financial, Inc.	23,442	2,120,563
Reinsurance Group of America, Inc.	11,259	986,514
RenaissanceRe Holdings Ltd.(a)	3,401	330,645
Travelers Companies, Inc. (The)	26,570	2,812,434
Unum Group	41,883	1,460,879
Validus Holdings Ltd.	5,533	229,951
WR Berkley Corp.	2,156	110,517
XL Group PLC	42,747	1,469,214
		36,346,849
Internet & Catalog Retail — 0.6%
Liberty Interactive Corp., Class A*	82,074	2,414,617
Liberty Ventures, Series A*	17,580	663,118
		3,077,735
Internet Software & Services — 0.2%
IAC/InterActiveCorp	4,416	268,449
Yahoo!, Inc.*	15,724	794,219
		1,062,668
IT Services — 1.1%
Amdocs Ltd.	8,428	393,208
Computer Sciences Corp.	6,359	400,935
Fidelity National Information Services, Inc.	43,393	2,699,045
Xerox Corp.	184,202	2,553,040
		6,046,228
Life Sciences Tools & Services — 0.7%
Bio-Rad Laboratories, Inc., Class A*	172	20,736
Thermo Fisher Scientific, Inc.	31,662	3,966,932
		3,987,668
Machinery — 0.9%
AGCO Corp.(a)	8,938	403,997
Ingersoll-Rand PLC	4,124	261,420
Joy Global, Inc.(a)	4,866	226,366

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Oshkosh Corp.	8,698	$423,158
Pentair PLC	16,188	1,075,207
SPX Corp.	2,280	195,898
Stanley Black & Decker, Inc.	21,535	2,069,083
Trinity Industries, Inc.(a)	8,286	232,091
		4,887,220
Marine — 0.0%
Kirby Corp.*	1,480	119,495

Media — 8.3%
CBS Corp., Class A(a)	5,990	337,597
Comcast Corp., Class A	294,928	17,108,773
Comcast Corp., Class A Special	88,831	5,113,557
Gannett Co., Inc.	3,143	100,356
Liberty Global PLC, Series C*	30	1,449
Liberty Media Corp.*	4,389	154,800
Liberty Media Corp. Series C*	8,778	307,493
News Corp., Class A*	8,320	130,541
News Corp., Class B*	1,734	26,149
Time Warner Cable, Inc.	53,984	8,208,807
Time Warner, Inc.	156,541	13,371,732
Time, Inc.(a)	100	2,461
		44,863,715
Metals & Mining — 1.8%
Alcoa, Inc.	164,147	2,591,881
Freeport-McMoRan, Inc.	137,131	3,203,380
Newmont Mining Corp.	40,377	763,125
Nucor Corp.	26,674	1,308,360
Reliance Steel & Aluminum Co.	12,373	758,094
Steel Dynamics, Inc.	35,162	694,098
United States Steel Corp.(a)	7,251	193,892
		9,512,830
Multiline Retail — 0.9%
Dillard's, Inc., Class A(a)	3,943	493,585
Kohl's Corp.(a)	25,569	1,560,732
Target Corp.	34,677	2,632,331
		4,686,648
Oil, Gas & Consumable Fuels — 17.3%
Anadarko Petroleum Corp.	79,961	6,596,783
Apache Corp.	58,435	3,662,122
California Resources Corp.*	33,546	184,839
Chesapeake Energy Corp.(a)	108,084	2,115,204
Chevron Corp.	167,777	18,821,224
Cimarex Energy Co.	6,215	658,790
ConocoPhillips	210,107	14,509,989
CONSOL Energy, Inc.	2,504	84,660
Devon Energy Corp.	52,283	3,200,242
Exxon Mobil Corp.	170,915	15,801,092
Hess Corp.	32,554	2,403,136
HollyFrontier Corp.	19,913	746,339
Kinder Morgan, Inc.(a)	3,156	133,530
Marathon Oil Corp.	108,210	3,061,261
Marathon Petroleum Corp.	53,009	4,784,592
Murphy Oil Corp.(a)	25,103	1,268,204
Newfield Exploration Co.*	4,490	121,769
Noble Energy, Inc.	9,203	436,498
Occidental Petroleum Corp.	83,865	6,760,358
Phillips 66	35,130	2,518,821
QEP Resources, Inc.	24,327	491,892
Tesoro Corp.(a)	18,518	1,376,813
Valero Energy Corp.	85,962	4,255,119
		93,993,277
Paper & Forest Products — 0.5%
International Paper Co.	52,855	2,831,971

Pharmaceuticals — 4.2%
Actavis PLC*	5,150	1,325,662
Mallinckrodt PLC(a)*	4,331	428,899
Pfizer, Inc.	674,228	21,002,202
		22,756,763
Professional Services — 0.1%
Manpowergroup, Inc.	4,858	331,170

Road & Rail — 3.2%
AMERCO	188	53,441
Avis Budget Group, Inc.*	6,002	398,113
CSX Corp.	178,258	6,458,287
Genesee & Wyoming, Inc., Class A*	4,464	401,403
Hertz Global Holdings, Inc.*	33,002	823,070
Norfolk Southern Corp.	50,188	5,501,107
Ryder System, Inc.	7,199	668,427
Union Pacific Corp.	24,018	2,861,264
		17,165,112
Semiconductors & Semiconductor Equipment — 2.2%
First Solar, Inc.(a)*	7,096	316,446
Intel Corp.	273,543	9,926,875
Lam Research Corp.	9,783	776,183
Marvell Technology Group Ltd.	18,929	274,471
NVIDIA Corp.(a)	23,278	466,724
Teradyne, Inc.	9,672	191,409
		11,952,108
Software — 0.4%
Activision Blizzard, Inc.	88,178	1,776,787
CA, Inc.	16,427	500,202
		2,276,989
Specialty Retail — 0.3%
Best Buy Co., Inc.	2,417	94,214
GameStop Corp., Class A(a)	18,743	633,513
Penske Auto Group, Inc.	54	2,650
Staples, Inc.(a)	59,964	1,086,548
		1,816,925
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp.	2,887	370,027

Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	13,014
New York Community Bancorp, Inc.	5,525	88,400
People's United Financial, Inc.(a)	5,834	88,560
		189,974
Trading Companies & Distributors — 0.0%
Air Lease Corp.	2,257	77,437
Veritiv Corp.(a)*	1,010	52,389
WESCO International, Inc.(a)*	610	46,488
		176,314
Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)*	63,469	263,397
T-Mobile US, Inc.*	24,396	657,228
United States Cellular Corp.(a)*	6,900	274,827
		1,195,452
TOTAL COMMON STOCKS
(Identified Cost $370,089,971)		541,506,643

RIGHTS & WARRANTS — 0.0%
Media — 0.0%
Liberty Broadband Corp., expires 1/9/15(a)*	439	4,169
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		4,169

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	1,537,154	1,537,154
		1,537,155
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,537,155)		1,537,155

COLLATERAL FOR SECURITIES ON LOAN — 2.7%
Short-Term — 2.7%
State Street Navigator Securities Lending
Prime Portfolio	14,597,321	14,597,321

TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $14,597,321)		14,597,321
Total Investments — 102.6%
(Identified Cost $386,224,447)#		557,645,288

Liabilities, Less Cash and Other Assets — (2.6%)		(13,974,228)
Net Assets — 100.0%		$543,671,060

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2014, the market value of the securities on loan was $34,893,969.
#	At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $386,224,447. Net unrealized appreciation aggregated $171,420,841 of which $181,126,943 related to appreciated investment securities and $9,706,102 related to depreciated investment securities.

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.7%
AAR Corp.	10,684	$296,801
Aerovironment, Inc.*	6,017	163,963
American Science & Engineering, Inc.	2,000	103,800
Astronics Corp.*	2,988	165,266
Astronics Corp., Class B*	1,313	73,003
CPI Aerostructures, Inc.*	1,342	14,077
Cubic Corp.	6,500	342,160
Curtiss-Wright Corp.	10,260	724,253
DigitalGlobe, Inc.*	20,646	639,407
Ducommun, Inc.*	2,055	51,950
Engility Holdings, Inc.*	3,197	136,832
Esterline Technologies Corp.*	8,187	897,950
Exelis, Inc.	30,879	541,309
GenCorp, Inc.(a)*	11,383	208,309
HEICO Corp.(a)	5,942	358,897
HEICO Corp., Class A	8,952	423,967
Innovative Solutions & Support, Inc.*	3,248	10,329
KEYW Holding Corp. (The)(a)*	2,370	24,601
Kratos Defense & Security Solutions, Inc.*	13,598	68,262
LMI Aerospace, Inc.(a)*	2,400	33,840
Moog, Inc., Class A*	9,207	681,594
National Presto Industries, Inc.(a)	918	53,281
Orbital Sciences Corp.*	15,261	410,368
SIFCO Industries, Inc.	1,187	34,601
Sparton Corp.*	1,324	37,522
Taser International, Inc.(a)*	13,491	357,242
Vectrus, Inc.*	1,715	46,991
		6,900,575
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	119,754
Atlas Air Worldwide Holdings, Inc.(a)*	6,303	310,738
Echo Global Logistics, Inc.(a)*	5,706	166,615
Forward Air Corp.	6,951	350,122
HUB Group, Inc., Class A*	13,647	519,678
Park-Ohio Holdings Corp.(a)	3,058	192,746
UTi Worldwide, Inc.(a)*	26,854	324,128
XPO Logistics, Inc.(a)*	3,167	129,467
		2,113,248
Airlines — 1.1%
Allegiant Travel Co.	4,500	676,485
ATA Holdings Corp.(b)*	600	—
Hawaiian Holdings, Inc.(a)*	12,656	329,689
JetBlue Airways Corp.(a)*	70,428	1,116,988
Republic Airways Holdings, Inc.*	13,740	200,467
Skywest, Inc.	12,976	172,321
Spirit Airlines, Inc.*	24,342	1,839,768
		4,335,718
Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.*	18,904	427,041
Cooper Tire & Rubber Co.	15,934	552,113
Dana Holding Corp.	14,448	314,100
Dorman Products, Inc.(a)*	8,380	404,503
Drew Industries, Inc.*	5,308	271,080
Federal-Mogul Holdings Corp.*	12,081	194,383
Fox Factory Holding Corp.*	620	10,063
Fuel Systems Solutions, Inc.(a)*	4,600	50,324
Gentherm, Inc.*	9,644	353,163
Modine Manufacturing Co.*	11,514	156,590
Motorcar Parts of America, Inc.*	4,392	136,547
Shiloh Industries, Inc.(a)*	3,600	56,628
Spartan Motors, Inc.	6,900	36,294
Standard Motor Products, Inc.	8,131	309,954
Stoneridge, Inc.*	7,998	102,854
Strattec Security Corp.(a)	700	57,806
Superior Industries International, Inc.	6,600	130,614
Sypris Solutions, Inc.	4,000	10,560
Tenneco, Inc.*	3,814	215,911
Tower International, Inc.*	4,282	109,405
		3,899,933
Automobiles — 0.2%
Thor Industries, Inc.	13,600	759,832
Winnebago Industries, Inc.	6,500	141,440
		901,272
Beverages — 0.1%
Coca-Cola Bottling Co., Consolidated	1,262	111,094
Craft Brew Alliance, Inc.*	3,511	46,837
MGP Ingredients, Inc.	5,072	80,442
National Beverage Corp.*	10,920	247,010
		485,383
Biotechnology — 0.8%
Achillion Pharmaceuticals, Inc.(a)*	3,361	41,172
Acorda Therapeutics, Inc.*	12,403	506,911
AMAG Pharmaceuticals, Inc.(a)*	2,638	112,432
Anacor Pharmaceuticals, Inc.*	843	27,187
BioSpecifics Technologies Corp.*	718	27,729
Biota Pharmaceuticals, Inc.*	1,516	3,396
Emergent Biosolutions, Inc.*	9,812	267,181
Harvard Apparatus Regenerative Technology, Inc.*	2,530	8,045
Hyperion Therapeutics, Inc.*	992	23,808
Insys Therapeutics, Inc.*	5,015	211,432
Ligand Pharmaceuticals, Inc., Class B(a)*	4,746	252,535
MiMedx Group, Inc.(a)*	4,149	47,838
Molecular Insight Pharmaceuticals, Inc.(b)*	3,500	—
Myriad Genetics, Inc.(a)*	20,467	697,106
Paratek Pharmaceuticals, Inc.(a)	210	8,095
PDL BioPharma, Inc.(a)	18,702	144,192
Receptos, Inc.*	2,770	339,353
Repligen Corp.*	9,894	195,901
Retrophin, Inc.*	1,672	20,465
Rigel Pharmaceuticals, Inc.(a)*	18,760	42,585
Spectrum Pharmaceuticals, Inc.(a)*	12,000	83,160
Targacept, Inc.*	1,758	4,624
		3,065,147
Building Products — 0.9%
AAON, Inc.(a)	13,162	294,697
American Woodmark Corp.*	3,077	124,434
Apogee Enterprises, Inc.	9,100	385,567
Armstrong World Industries, Inc.*	12,887	658,783
Builders FirstSource, Inc.(a)*	8,831	60,669
Gibraltar Industries, Inc.*	6,800	110,568
Griffon Corp.	12,945	172,168
Insteel Industries, Inc.	4,000	94,320
NCI Building Systems, Inc.*	2,390	44,263
Patrick Industries, Inc.*	2,524	111,006
PGT, Inc.*	12,843	123,678
Ply Gem Holdings, Inc.(a)*	1,775	24,814
Quanex Building Products Corp.	9,211	172,983
Simpson Manufacturing Co., Inc.	12,600	435,960
Trex Co., Inc.(a)*	8,162	347,538
Universal Forest Products, Inc.(a)	5,500	292,600
		3,454,048
Capital Markets — 1.6%
BGC Partners, Inc., Class A	48,664	445,275
Calamos Asset Management, Inc., Series A	5,037	67,093
Cohen & Steers, Inc.(a)	675	28,404

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Cowen Group, Inc., Class A(a)*	24,525	$117,720
Evercore Partners, Inc., Class A	10,019	524,695
Federated Investors, Inc., Class B(a)	17,961	591,456
Financial Engines, Inc.(a)	907	33,151
FXCM, Inc., Class A(a)	10,796	178,890
GAMCO Investors, Inc., Class A	1,700	151,198
GFI Group, Inc.	22,227	121,137
Greenhill & Co., Inc.(a)	7,133	310,999
HFF, Inc., Class A	9,968	358,050
Interactive Brokers Group, Inc., Class A	15,051	438,887
Intl. FCStone, Inc.*	2,912	59,900
Investment Technology Group, Inc.*	9,700	201,954
Janus Capital Group, Inc.(a)	45,576	735,141
JMP Group, Inc.	3,620	27,584
KCG Holdings, Inc., Class A*	5,845	68,094
Ladenburg Thalmann Financial Services, Inc.(a)*	16,604	65,586
Manning & Napier, Inc.	2,524	34,882
Oppenheimer Holdings, Inc., Class A	2,133	49,592
Piper Jaffray Cos.*	4,324	251,181
Pzena Investment Management, Inc., Class A(a)	1,895	17,927
RCS Capital Corp., Class A(a)	5,558	68,030
Safeguard Scientifics, Inc.(a)*	4,701	93,174
Stifel Financial Corp.*	13,870	707,647
SWS Group, Inc.*	5,901	40,776
Teton Advisors, Inc.(a)	25	1,350
Virtus Investment Partners, Inc.	1,071	182,595
Westwood Holdings Group, Inc.(a)	713	44,078
WisdomTree Investments, Inc.(a)	35,719	559,895
		6,576,341
Chemicals — 2.7%
A. Schulman, Inc.	6,827	276,698
American Vanguard Corp.(a)	6,233	72,427
Axiall Corp.	12,232	519,493
Balchem Corp.	7,014	467,413
Cabot Corp.	1,940	85,088
Calgon Carbon Corp.*	17,775	369,365
Chase Corp.(a)	1,800	64,782
Chemtura Corp.(a)*	29,209	722,339
Codexis, Inc.*	7,350	18,522
Core Molding Technologies, Inc.*	1,500	20,925
Ferro Corp.*	33,688	436,596
Flotek Industries, Inc.(a)*	15,037	281,643
FutureFuel Corp.	10,473	136,358
H.B. Fuller Co.	14,400	641,232
Hawkins, Inc.	1,824	79,034
Innophos Holdings, Inc.	5,400	315,630
Innospec, Inc.	5,400	230,580
Intrepid Potash, Inc.(a)*	10,268	142,520
KMG Chemicals, Inc.	2,500	50,000
Koppers Holdings, Inc.	4,043	105,037
Kraton Performance Polymers, Inc.*	6,247	129,875
Kronos Worldwide, Inc.(a)	10,857	141,358
Landec Corp.(a)*	9,074	125,312
LSB Industries, Inc.*	5,556	174,681
Minerals Technologies, Inc.	10,586	735,198
Northern Technologies International Corp.*	800	17,072
Olin Corp.(a)	25,277	575,557
OM Group, Inc.	6,888	205,262
Omnova Solutions, Inc.*	11,640	94,750
Penford Corp.*	3,648	68,181
PolyOne Corp.	32,703	1,239,771
Quaker Chemical Corp.	3,387	311,739
Rayonier Advanced Materials, Inc.(a)	1,113	24,820
Rentech, Inc.(a)*	21,307	26,847
Sensient Technologies Corp.	15,705	947,640
Stepan Co.	3,600	144,288
Trecora Resources*	3,438	50,539
Tredegar Corp.	8,700	195,663
Tronox Ltd., Class A	11,384	271,850
Valhi, Inc.(a)	1,644	10,538
Zep, Inc.	4,300	65,145
		10,591,768
Commercial Banks — 8.6%
1st Source Corp.(a)	6,604	226,583
Access National Corp.	1,032	17,472
American National Bankshares, Inc.(a)	1,452	36,024
Ameris Bancorp	6,564	168,301
AmeriServ Financial, Inc.	4,400	13,816
Arrow Financial Corp.	2,697	74,141
Associated Banc-Corp.(a)	38,993	726,440
Banc of California, Inc.	2,672	30,648
Bancfirst Corp.(a)	3,000	190,170
Bancorp, Inc.(a)*	8,408	91,563
Bancorpsouth, Inc.(a)	30,746	692,092
Bank of Hawaii Corp.(a)	14,616	866,875
Bank of the Ozarks, Inc.	22,676	859,874
BankUnited, Inc.	8,623	249,808
Banner Corp.	4,200	180,684
Bar Harbor Bankshares	678	21,696
BBCN Bancorp, Inc.	19,638	282,394
Boston Private Financial Holdings, Inc.	21,569	290,534
Bridge Bancorp, Inc.	400	10,700
Bryn Mawr Bank Corp.	2,508	78,500
Camden National Corp.	2,000	79,680
Capital Bank Financial Corp., Class A*	1,153	30,900
Capital City Bank Group, Inc.	664	10,319
Cardinal Financial Corp.	6,692	132,702
Cascade Bancorp*	6,812	35,354
Cathay General Bancorp	22,248	569,326
Centerstate Banks, Inc.	8,114	96,638
Central Pacific Financial Corp.	7,849	168,754
Century Bancorp, Inc., Class A	200	8,012
Chemical Financial Corp.	6,880	210,803
City Holding Co.	6,502	302,538
CNB Financial Corp.	1,780	32,930
CoBiz Financial, Inc.	8,151	107,023
Columbia Banking System, Inc.	13,710	378,533
Community Bank System, Inc.(a)	9,634	367,344
Community Trust Bancorp, Inc.(a)	4,947	181,110
Connectone Bancorp, Inc.	3,180	60,420
Customers Bancorp, Inc.(a)*	2,590	50,401
CVB Financial Corp.(a)	28,201	451,780
Enterprise Bancorp, Inc.(a)	300	7,575
Enterprise Financial Services Corp.(a)	3,156	62,268
Fidelity Southern Corp.	1,044	16,819
Financial Institutions, Inc.	3,105	78,091
First Bancorp	3,400	62,798
First BanCorp*	35,131	206,219
First Bancorp, Inc.(a)	1,683	30,445
First Busey Corp., Class A	18,934	123,260
First Citizens BancShares, Inc., Class A	295	74,573
First Commonwealth Financial Corp.	23,740	218,883
First Community Bancshares, Inc.	3,962	65,254
First Financial Bancorp	15,133	281,322
First Financial Bankshares, Inc.(a)	13,804	412,464
First Financial Corp.(a)	3,200	113,984

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
First Horizon National Corp.(a)	59,696	$810,672
First Interstate Bancsystem, Inc.	4,818	134,037
First Merchants Corp.	7,731	175,880
First Midwest Bancorp, Inc.	18,632	318,794
First NBC Bank Holding Co.*	504	17,741
First Niagara Financial Group, Inc.	48,937	412,539
FirstMerit Corp.	23,483	443,594
Flushing Financial Corp.	7,140	144,728
FNB Corp.(a)	43,765	582,950
Fulton Financial Corp.	47,749	590,178
German American Bancorp, Inc.(a)	2,400	73,248
Glacier Bancorp, Inc.(a)	19,481	540,987
Great Southern Bancorp, Inc.(a)	3,025	120,002
Guaranty Bancorp	1,560	22,526
Hancock Holding Co.	11,915	365,791
Hanmi Financial Corp.	8,053	175,636
Heartland Financial USA, Inc.	5,400	146,340
Heritage Commerce Corp.	3,712	32,777
Heritage Financial Corp/WA(a)	4,068	71,393
Hilltop Holdings, Inc.*	24,497	488,715
Home Bancshares, Inc.	18,138	583,318
HomeTrust Bancshares, Inc.(a)*	671	11,179
Horizon Bancorp(a)	466	12,181
Hudson Valley Holding Corp.	3,597	97,695
Iberiabank Corp.	8,070	523,340
Independent Bank Corp.	4,590	196,498
International Bancshares Corp.	15,750	418,005
Intervest Bancshares Corp., Class A	2,000	20,100
Investors Bancorp, Inc.	98,313	1,103,552
Lakeland Bancorp, Inc.	6,732	78,764
Lakeland Financial Corp.(a)	3,370	146,494
LegacyTexas Financial Group, Inc.	9,326	222,425
LNB Bancorp, Inc.	1,100	19,833
Macatawa Bank Corp.(a)	3,307	17,990
MainSource Financial Group, Inc.(a)	4,530	94,768
MB Financial, Inc.	18,972	623,420
MBT Financial Corp.(a)*	5,012	25,010
Mercantile Bank Corp.	1,265	26,590
Merchants Bancshares, Inc.	1,081	33,111
Metro Bancorp, Inc.*	4,280	110,938
Midsouth Bancorp, Inc.(a)	2,100	36,414
National Bank Holdings Corp., Class A	2,605	50,563
National Penn Bancshares, Inc.	38,870	409,107
NBT Bancorp, Inc.	9,109	239,293
NewBridge Bancorp*	3,549	30,912
Northrim BanCorp, Inc.	664	17,423
OFG Bancorp	14,958	249,051
Old National Bancorp	27,506	409,289
Pacific Continental Corp.	3,047	43,206
Pacific Mercantile Bancorp*	2,500	17,600
Pacific Premier Bancorp, Inc.*	1,400	24,262
PacWest Bancorp	8,608	391,320
Park National Corp.(a)	3,450	305,256
Park Sterling Corp.	6,835	50,237
Peapack Gladstone Financial Corp.	1,668	30,958
Penns Woods Bancorp, Inc.(a)	476	23,448
Peoples Bancorp, Inc.(a)	2,300	59,639
Pinnacle Financial Partners, Inc.	8,540	337,672
Popular, Inc.*	11,416	388,715
Preferred Bank/Los Angeles CA(a)	891	24,850
Premier Financial Bancorp, Inc.	1,256	19,568
PrivateBancorp, Inc.	19,358	646,557
Renasant Corp.	6,517	188,537
Republic Bancorp, Inc., Class A(a)	7,344	181,544
S&T Bancorp, Inc.	8,302	247,483
Sandy Spring Bancorp, Inc.	6,300	164,304
Seacoast Banking Corp. of Florida*	1,687	23,196
Select Bancorp, Inc.*	200	1,474
Sierra Bancorp	2,405	42,232
Simmons First National Corp., Class A	2,246	91,300
South State Corp.	4,420	296,494
Southern Community Financial Corp.(a)*	3,300	3,055
Southside Bancshares, Inc.	5,437	157,184
Southwest Bancorp, Inc.	3,700	64,232
Sterling Bancorp	19,717	283,530
Stock Yards Bancorp, Inc.(a)	2,891	96,386
Suffolk Bancorp	3,195	72,558
Sun Bancorp, Inc.(a)*	593	11,504
Susquehanna Bancshares, Inc.	44,176	593,284
Synovus Financial Corp.	18,550	502,520
TCF Financial Corp.	42,278	671,797
Texas Capital Bancshares, Inc.*	11,663	633,651
Tompkins Financial Corp.(a)	2,420	133,826
TowneBank(a)	5,769	87,227
Trico Bancshares	4,164	102,851
Trustmark Corp.(a)	16,417	402,873
UMB Financial Corp.(a)	11,000	625,790
Umpqua Holdings Corp.	14,376	244,536
Union Bankshares Corp.	9,688	233,287
United Bankshares, Inc.(a)	16,667	624,179
United Community Banks, Inc/GA	13,916	263,569
Univest Corp. of Pennsylvania	3,100	62,744
Valley National Bancorp(a)	43,620	423,550
Washington Trust Bancorp, Inc.	3,000	120,540
Webster Financial Corp.	23,322	758,665
WesBanco, Inc.(a)	6,015	209,322
West Bancorporation, Inc.(a)	4,412	75,092
Westamerica Bancorporation(a)	5,711	279,953
Western Alliance Bancorp*	26,478	736,088
Wilshire Bancorp, Inc.	21,279	215,556
Wintrust Financial Corp.	11,283	527,593
		34,429,422
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	13,762	394,281
ACCO Brands Corp.*	26,340	237,323
ARC Document Solutions, Inc.*	11,111	113,554
Brady Corp., Class A	10,767	294,370
Brink's Co. (The)	11,252	274,661
Casella Waste Systems, Inc., Class A(a)*	6,240	25,210
Ceco Environmental Corp.	4,974	77,296
Civeo Corp.	7,095	29,161
Clean Harbors, Inc.(a)*	1,539	73,949
Command Security Corp.*	4,300	7,740
Courier Corp.	1,857	27,706
Covanta Holding Corp.(a)	30,621	673,968
Deluxe Corp.	16,300	1,014,675
Ennis, Inc.	5,800	78,126
Fuel Tech, Inc.(a)*	4,500	17,235
G&K Services, Inc., Class A	4,600	325,910
Healthcare Services Group, Inc.(a)	491	15,187
Heritage-Crystal Clean, Inc.*	712	8,779
Herman Miller, Inc.	3,338	98,237
HNI Corp.	11,460	585,148
Innerworkings, Inc.(a)*	6,281	48,929
Interface, Inc.	20,182	332,398
Intersections, Inc.(a)	3,104	12,137
Kimball International, Inc., Class B	6,956	63,439
Knoll, Inc.	12,851	272,056
Matthews International Corp., Class A	7,827	380,940

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Mcgrath Rentcorp	5,300	$190,058
Mobile Mini, Inc.(a)	14,545	589,218
MSA Safety, Inc.	8,900	472,501
Multi-Color Corp.(a)	3,091	171,303
NL Industries, Inc.(a)	5,586	48,040
Performant Financial Corp.*	11,831	78,676
Quad/Graphics, Inc.	2,944	67,594
R.R. Donnelley & Sons Co.(a)	16,444	276,341
SP Plus Corp.(a)*	4,000	100,920
Steelcase, Inc., Class A	27,430	492,369
Team, Inc.*	4,200	169,932
Tetra Tech, Inc.	15,976	426,559
TRC Cos., Inc.(a)*	7,000	44,380
UniFirst Corp.	3,000	364,350
United Stationers, Inc.(a)	13,325	561,782
US Ecology, Inc.(a)	5,445	218,453
Versar, Inc.*	2,000	6,320
Viad Corp.	4,500	119,970
Virco Manufacturing*	2,494	6,085
West Corp.	11,524	380,292
		10,267,558
Communications Equipment — 1.8%
ADTRAN, Inc.(a)	14,713	320,743
Bel Fuse, Inc., Class B	1,890	51,673
Black Box Corp.	3,700	88,430
CalAmp Corp.(a)*	8,909	163,035
Calix, Inc.*	13,728	137,555
Ciena Corp.(a)*	25,901	502,738
Clearfield, Inc.(a)*	2,710	33,360
Communications Systems, Inc.	1,418	15,158
Comtech Telecommunications Corp.	4,325	136,324
Digi International, Inc.*	7,600	70,604
EMCORE Corp.*	2,701	14,315
Emulex Corp.*	17,573	99,639
Extreme Networks*	21,668	76,488
Finisar Corp.*	22,445	435,657
Harmonic, Inc.*	24,420	171,184
Infinera Corp.*	20,851	306,927
InterDigital, Inc.(a)	9,322	493,134
Interphase Corp.*	1,200	2,724
Ixia*	15,250	171,563
JDS Uniphase Corp.*	48,336	663,170
KVH Industries, Inc.*	5,534	70,005
Netgear, Inc.*	8,512	302,857
Numerex Corp., Class A*	2,359	26,091
Oclaro, Inc.*	3,313	5,897
Optical Cable Corp.	374	1,694
PC-Tel, Inc.	4,100	35,506
Plantronics, Inc.	14,001	742,333
Polycom, Inc.*	34,221	461,983
Procera Networks, Inc.(a)*	2,930	21,067
Relm Wireless Corp.*	2,000	9,600
Riverbed Technology, Inc.*	19,447	396,913
ShoreTel, Inc.*	7,722	56,757
Sonus Networks, Inc.*	39,400	156,418
Tessco Technologies, Inc.	1,000	29,000
Ubiquiti Networks, Inc.(a)	2,842	84,237
Viasat, Inc.(a)*	11,938	752,452
Westell Technologies, Inc., Class A*	13,200	19,800
		7,127,031
Computers & Peripherals — 0.7%
Astro-Med, Inc.	1,572	25,938
Avid Technology, Inc.*	355	5,045
Concurrent Computer Corp.	1,362	9,657
Cray, Inc.(a)*	9,648	332,663
Diebold, Inc.(a)	7,892	273,379
Dot Hill Systems Corp.*	12,060	53,305
Electronics for Imaging, Inc.*	14,077	602,918
Hutchinson Technology, Inc.*	4,600	16,100
Imation Corp.*	2,788	10,566
Immersion Corp.(a)*	4,661	44,140
Intevac, Inc.(a)*	4,883	37,941
Lexmark International, Inc., Class A(a)	16,040	661,971
QLogic Corp.*	22,113	294,545
Qumu Corp.*	4,700	64,249
Silicon Graphics International Corp.(a)*	1,116	12,700
Super Micro Computer, Inc.*	11,510	401,469
Transact Technologies, Inc.(a)	1,515	8,135
USA Technologies, Inc.*	1,931	3,109
Video Display Corp.*	1,990	5,711
		2,863,541
Construction & Engineering — 0.9%
Aecom Technology Corp.*	5,394	163,816
Aegion Corp.*	10,061	187,235
Ameresco, Inc., Class A(a)*	4,779	33,453
Argan, Inc.	3,618	121,710
Comfort Systems USA, Inc.	8,930	152,882
Dycom Industries, Inc.*	9,800	343,882
EMCOR Group, Inc.	15,815	703,609
Furmanite Corp.*	10,379	81,164
Granite Construction, Inc.	9,117	346,628
Great Lakes Dredge & Dock Corp.*	14,032	120,114
Layne Christensen Co.(a)*	1,221	11,648
MasTec, Inc.*	23,375	528,509
MYR Group, Inc.*	6,488	177,771
Northwest Pipe Co.*	1,895	57,077
Orion Marine Group, Inc.*	5,671	62,665
Primoris Services Corp.	17,578	408,513
Sterling Construction Co., Inc.(a)*	3,741	23,905
Tutor Perini Corp.*	11,189	269,319
		3,793,900
Construction Materials — 0.1%
Headwaters, Inc.*	18,717	280,568
United States Lime & Minerals, Inc.	1,679	122,332
		402,900
Consumer Finance — 0.9%
Asta Funding, Inc.*	2,600	22,750
Atlanticus Holdings Corp.*	5,476	14,128
Cash America International, Inc.	7,015	158,679
Consumer Portfolio Services, Inc.*	10,500	77,280
Credit Acceptance Corp.(a)*	3,375	460,384
Encore Capital Group, Inc.(a)*	6,224	276,346
Enova International, Inc.*	6,418	142,865
Ezcorp, Inc., Class A(a)*	9,217	108,300
First Cash Financial Services, Inc.*	7,967	443,523
First Marblehead Corp. (The)*	1,803	10,728
Green Dot Corp., Class A*	11,844	242,683
Nelnet, Inc., Class A	10,900	504,997
PRA Group, Inc.(a)*	12,740	738,028
QC Holdings, Inc.	5,600	9,072
World Acceptance Corp.(a)*	3,636	288,880
		3,498,643
Containers & Packaging — 0.6%
AEP Industries, Inc.(a)*	1,000	58,150
Berry Plastics Group, Inc.*	28,537	900,342
Graphic Packaging Holding Co.*	73,153	996,344
Greif, Inc., Class A	4,519	213,432

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Greif, Inc., Class B(a)	42	$2,069
Myers Industries, Inc.	8,017	141,099
Silgan Holdings, Inc.	1,944	104,199
		2,415,635
Distributors — 0.3%
Core-Mark Holding Co., Inc.	5,204	322,284
Pool Corp.	13,484	855,425
VOXX International Corp.*	4,800	42,048
Weyco Group, Inc.	690	20,472
		1,240,229
Diversified Consumer Services — 1.2%
American Public Education, Inc.(a)*	3,569	131,589
Apollo Education Group, Inc.*	21,071	718,732
Ascent Capital Group, Inc., Class A*	2,620	138,677
Bridgepoint Education, Inc.*	11,558	130,837
Bright Horizons Family Solutions, Inc.*	5,303	249,294
Capella Education Co.	2,200	169,312
Career Education Corp.*	15,248	106,126
Carriage Services, Inc.	5,101	106,866
Collectors Universe	1,242	25,908
DeVry Education Group, Inc.	15,609	740,959
Grand Canyon Education, Inc.*	14,214	663,225
ITT Educational Services, Inc.(a)*	6,143	59,034
K12, Inc.*	7,149	84,859
Learning Tree International, Inc.*	5,000	8,750
Lincoln Educational Services Corp.	5,874	16,565
Regis Corp.*	12,373	207,371
Sotheby's, Class A(a)	15,685	677,278
Spectrum Group International, Inc.*	7	3,661
Steiner Leisure Ltd.*	3,346	154,619
Strayer Education, Inc.*	2,275	168,987
Universal Technical Institute, Inc.	5,900	58,056
		4,620,705
Diversified Financial Services — 0.4%
A-Mark Precious Metals, Inc.*	650	6,481
Gain Capital Holdings, Inc.	6,525	58,855
MarketAxess Holdings, Inc.	11,093	795,479
Marlin Business Services Corp.	2,800	57,484
MicroFinancial, Inc.	2,171	22,155
NewStar Financial, Inc.*	13,144	168,243
PHH Corp.(a)*	14,258	341,622
Pico Holdings, Inc.(a)*	2,982	56,211
Resource America, Inc., Class A(a)	5,298	47,894
		1,554,424
Diversified Telecommunication Services — 0.6%
8x8, Inc.*	3,573	32,729
Atlantic Tele-Network, Inc.	3,600	243,324
Cincinnati Bell, Inc.*	51,900	165,561
Cogent Communications Holdings, Inc.	11,682	413,426
Consolidated Communications Holdings, Inc.(a)	11,830	329,229
General Communication, Inc., Class A*	14,261	196,089
Hawaiian Telcom Holdco, Inc.(a)*	187	5,156
IDT Corp., Class B	7,234	146,922
Inteliquent, Inc.	8,954	175,767
Intelsat SA(a)*	9,141	158,688
Lumos Networks Corp.	5,326	89,583
Orbcomm, Inc.*	15,007	98,146
Premiere Global Services, Inc.*	12,823	136,180
Straight Path Communications, Inc., Class B*	3,617	68,542
Vonage Holdings Corp.*	52,898	201,541
		2,460,883
Electric Utilities — 1.5%
Allete, Inc.	10,161	560,278
Cleco Corp.	10,695	583,305
El Paso Electric Co.	11,005	440,860
Empire District Electric Co. (The)	10,536	313,341
Genie Energy Ltd., Class B(a)*	4,900	30,282
Hawaiian Electric Industries, Inc.	18,884	632,236
IDACORP, Inc.(a)	11,549	764,428
MGE Energy, Inc.	7,073	322,600
Otter Tail Corp.(a)	8,077	250,064
PNM Resources, Inc.	21,371	633,223
Portland General Electric Co.(a)	21,134	799,499
UIL Holdings Corp.	14,522	632,288
Unitil Corp.	2,375	87,091
		6,049,495
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	1,600	37,904
AZZ, Inc.	6,246	293,062
Babcock & Wilcox Co. (The)	3,324	100,717
Encore Wire Corp.	5,600	209,048
EnerSys, Inc.	12,221	754,280
Espey Manufacturing & Electronics Corp.	565	13,447
Franklin Electric Co., Inc.(a)	14,214	533,452
Generac Holdings, Inc.(a)*	15,486	724,125
General Cable Corp.	11,120	165,688
Global Power Equipment Group, Inc.	3,290	45,435
GrafTech International Ltd.(a)*	28,019	141,776
LSI Industries, Inc.(a)	4,900	33,271
Magnetek, Inc.*	979	39,796
Orion Energy Systems, Inc.*	3,100	17,050
Polypore International, Inc.(a)*	10,287	484,003
Powell Industries, Inc.	2,600	127,582
PowerSecure International, Inc.(a)*	5,500	64,075
Preformed Line Products Co.	850	46,436
Regal-Beloit Corp.	527	39,631
SL Industries, Inc.*	986	38,454
Thermon Group Holdings, Inc.*	6,422	155,348
Ultralife Corp.*	3,600	11,268
Vicor Corp.*	7,856	95,058
		4,170,906
Electronic Equipment, Instruments & Components — 3.5%
ADDvantage Technologies Group, Inc.*	2,400	5,856
Agilysys, Inc.*	8,303	104,535
Anixter International, Inc.*	10,952	968,814
AVX Corp.	7,502	105,028
Badger Meter, Inc.(a)	3,000	178,050
Belden, Inc.	14,228	1,121,309
Benchmark Electronics, Inc.*	6,901	175,561
Checkpoint Systems, Inc.*	9,937	136,435
Cognex Corp.*	20,722	856,440
Coherent, Inc.*	6,500	394,680
CTS Corp.	9,329	166,336
Daktronics, Inc.	10,992	137,510
DTS, Inc.*	4,196	129,027
Echelon Corp.*	6,379	10,844
Electro Rent Corp.	6,482	91,007
Electro Scientific Industries, Inc.	7,067	54,840
eMagin Corp.*	3,154	7,254
Fabrinet*	7,794	138,266
FARO Technologies, Inc.*	3,877	243,010
Frequency Electronics, Inc.*	1,400	16,002
GSI Group, Inc.(a)*	4,922	72,452

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
I.D. Systems, Inc.*	2,750	$18,398
IEC Electronics Corp.*	800	3,800
II-VI, Inc.*	21,922	299,235
Insight Enterprises, Inc.*	10,250	265,373
IntriCon Corp.*	1,000	6,810
Iteris, Inc.*	7,798	13,491
Itron, Inc.*	9,484	401,078
Kemet Corp.*	8,936	37,531
KEY Tronic Corp.*	1,700	13,498
Kimball Electronics, Inc.*	5,216	62,696
Knowles Corp.(a)*	11,685	275,182
Littelfuse, Inc.	6,901	667,120
LoJack Corp.*	3,166	8,010
Maxwell Technologies, Inc.(a)*	7,005	63,886
Mercury Computer Systems, Inc.*	7,635	106,279
Mesa Laboratories, Inc.(a)	860	66,487
Methode Electronics, Inc.	11,497	419,755
MOCON, Inc.	600	10,704
MTS Systems Corp.	3,800	285,114
Multi-Fineline Electronix, Inc.*	6,500	72,995
NAPCO Security Technologies, Inc.*	4,850	22,795
Newport Corp.*	11,000	210,210
OSI Systems, Inc.*	5,346	378,336
PAR Technology Corp.*	3,000	18,450
Park Electrochemical Corp.	4,194	104,556
PC Connection, Inc.(a)	6,200	152,210
PCM, Inc.*	2,200	20,944
Perceptron, Inc.	1,100	10,945
Planar Systems, Inc.*	4,606	38,552
Plexus Corp.*	9,556	393,803
Radisys Corp.*	8,500	19,890
RealD, Inc.*	6,110	72,098
Research Frontiers, Inc.(a)*	2,600	13,312
Richardson Electronics Ltd.	2,700	27,000
Rofin-Sinar Technologies, Inc.*	6,296	181,136
Rogers Corp.*	3,500	285,040
Sanmina Corp.*	22,531	530,154
Scansource, Inc.*	6,290	252,606
Speed Commerce, Inc.(a)*	5,272	16,291
SYNNEX Corp.	9,728	760,341
Tech Data Corp.*	9,006	569,449
TTM Technologies, Inc.(a)*	16,832	126,745
Universal Display Corp.(a)*	5,485	152,209
Viasystems Group, Inc.*	5,388	87,717
Vishay Intertechnology, Inc.(a)	40,055	566,778
Vishay Precision Group, Inc.*	4,187	71,849
Wayside Technology Group, Inc.	315	5,421
Zebra Technologies Corp., Class A*	11,097	859,019
		14,158,554
Energy Equipment & Services — 1.7%
Atwood Oceanics, Inc.(a)*	4,420	125,395
Basic Energy Services, Inc.(a)*	11,847	83,047
Bristow Group, Inc.	10,164	668,690
C&J Energy Services, Inc.(a)*	13,047	172,351
CARBO Ceramics, Inc.(a)	4,505	180,425
Dawson Geophysical Co.	1,100	13,453
ENGlobal Corp.*	2,100	3,990
Era Group, Inc.*	5,219	110,382
Exterran Holdings, Inc.	20,013	652,024
Forum Energy Technologies, Inc.*	11,257	233,358
Geospace Technologies Corp.(a)*	2,574	68,211
Gulf Island Fabrication, Inc.	3,600	69,804
Gulfmark Offshore, Inc., Class A(a)	6,282	153,406
Helix Energy Solutions Group, Inc.*	33,846	734,458
Hercules Offshore, Inc.(a)*	37,812	37,812
Hornbeck Offshore Services, Inc.*	9,178	229,175
ION Geophysical Corp.(a)*	43,775	120,381
Key Energy Services, Inc.*	39,107	65,309
Matrix Service Co.*	7,238	161,552
McDermott International, Inc.(a)*	51,671	150,363
Mitcham Industries, Inc.*	2,601	15,424
Natural Gas Services Group, Inc.*	2,500	57,600
Newpark Resources, Inc.*	29,341	279,913
Nuverra Environmental Solutions, Inc.(a)*	1	6
Oil States International, Inc.*	4,777	233,595
Pacific Drilling SA*	5,084	23,590
Parker Drilling Co.*	28,864	88,612
PHI, Inc.(a)*	2,300	86,020
Pioneer Energy Services Corp.*	14,380	79,665
RigNet, Inc.(a)*	3,277	134,455
SEACOR Holdings, Inc.(a)*	5,019	370,452
Seventy Seven Energy, Inc.(a)*	4,979	26,936
Steel Excel, Inc.*	2,972	75,637
Tesco Corp.	7,514	96,330
Tetra Technologies, Inc.*	17,573	117,388
TGC Industries, Inc.*	6,825	14,742
Tidewater, Inc.(a)	7,841	254,127
Unit Corp.*	6,472	220,695
US Silica Holdings, Inc.(a)	13,049	335,229
Willbros Group, Inc.*	13,695	85,868
		6,629,870
Food & Staples Retailing — 1.2%
Andersons, Inc. (The)	8,373	444,941
Casey's General Stores, Inc.	11,874	1,072,460
Chefs' Warehouse Inc. (The)(a)*	3,806	87,690
Fresh Market, Inc. (The)(a)*	11,040	454,848
Ingles Markets, Inc., Class A	2,600	96,434
Liberator Medical Holdings, Inc.(a)	2,420	7,018
Natural Grocers by Vitamin Cottage, Inc.(a)*	1,652	46,537
Pantry, Inc. (The)*	5,100	189,006
PriceSmart, Inc.(a)	6,812	621,391
SpartanNash Co.	9,360	244,670
SUPERVALU, Inc.*	65,363	634,021
United Natural Foods, Inc.*	5,515	426,447
Village Super Market, Inc., Class A(a)	1,118	30,600
Weis Markets, Inc.	6,390	305,570
		4,661,633
Food Products — 2.2%
Alico, Inc.(a)	1,300	65,039
B&G Foods, Inc.(a)	14,705	439,680
Boulder Brands, Inc.(a)*	16,615	183,762
Bridgford Foods Corp.*	101	716
Cal-Maine Foods, Inc.(a)	10,200	398,106
Calavo Growers, Inc.	5,041	238,439
Chiquita Brands International, Inc.*	11,125	160,868
Coffee Holding Co., Inc.(a)*	600	3,078
Darling Ingredients, Inc.*	37,935	688,900
Dean Foods Co.(a)	24,914	482,833
Diamond Foods, Inc.(a)*	5,933	167,489
Farmer Bros. Co.*	3,200	94,240
Fresh Del Monte Produce, Inc.	17,012	570,753
Inventure Foods, Inc.*	1,828	23,289
J&J Snack Foods Corp.	4,900	532,973
John B. Sanfilippo & Son, Inc.	2,650	120,575
Lancaster Colony Corp.	7,094	664,282
Lifeway Foods, Inc.(a)*	3,800	70,414
Omega Protein Corp.*	4,197	44,362

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Pilgrim's Pride Corp.(a)*	35,228	$1,155,126
Post Holdings, Inc.(a)*	10,036	420,408
Rocky Mountain Chocolate Factory, Inc.	1,260	16,632
Sanderson Farms, Inc.(a)	7,234	607,837
Scheid Vineyards, Inc., Class A*	20	606
Seneca Foods Corp., Class A*	1,249	33,760
Snyders-Lance, Inc.	16,939	517,486
Tootsie Roll Industries, Inc.(a)	7,293	223,530
TreeHouse Foods, Inc.*	8,456	723,242
		8,648,425
Gas Utilities — 1.2%
Chesapeake Utilities Corp.(a)	3,064	152,158
Delta Natural Gas Co., Inc.(a)	400	8,500
Gas Natural, Inc.	836	9,213
Laclede Group, Inc. (The)	11,548	614,354
New Jersey Resources Corp.	10,027	613,652
Northwest Natural Gas Co.(a)	6,553	326,995
ONE Gas, Inc.	12,584	518,712
Piedmont Natural Gas Co., Inc.	17,682	696,848
RGC Resources, Inc.	400	8,800
South Jersey Industries, Inc.	8,542	503,380
Southwest Gas Corp.	11,874	733,932
WGL Holdings, Inc.(a)	12,554	685,699
		4,872,243
Health Care Equipment & Supplies — 2.9%
Abaxis, Inc.(a)	2,731	155,203
Accuray, Inc.(a)*	6,850	51,718
Alere, Inc.*	17,068	648,584
Analogic Corp.	3,773	319,234
Angiodynamics, Inc.*	8,126	154,475
Anika Therapeutics, Inc.*	4,100	167,034
Atrion Corp.(a)	566	192,446
Bovie Medical Corp.*	4,900	17,787
Cantel Medical Corp.	10,047	434,633
Conmed Corp.	7,150	321,464
CryoLife, Inc.	6,300	71,379
Cutera, Inc.(a)*	3,899	41,641
Cyberonics, Inc.*	5,800	322,944
Cynosure, Inc., Class A*	6,160	168,907
Digirad Corp.	2,100	9,156
Exactech, Inc.*	2,535	59,750
Globus Medical, Inc., Class A*	16,098	382,649
Greatbatch, Inc.*	7,181	354,023
Haemonetics Corp.*	12,126	453,755
Hill-Rom Holdings, Inc.	15,133	690,367
ICU Medical, Inc.*	4,198	343,816
Integra LifeSciences Holdings Corp.*	7,492	406,291
Invacare Corp.	7,217	120,957
Iridex Corp.*	671	5,724
LeMaitre Vascular, Inc.	6,218	47,568
Masimo Corp.*	13,665	359,936
Meridian Bioscience, Inc.(a)	8,932	147,021
Merit Medical Systems, Inc.*	11,860	205,534
Misonix, Inc.*	2,200	27,214
Natus Medical, Inc.*	8,702	313,620
Neogen Corp.*	4,651	230,643
NuVasive, Inc.*	11,084	522,721
OraSure Technologies, Inc.(a)*	9,164	92,923
Orthofix International NV*	3,915	117,685
PhotoMedex, Inc.(a)*	2,582	3,950
Quidel Corp.*	8,803	254,583
RTI Biologics, Inc.*	9,049	47,055
Span-America Medical Systems, Inc.	500	8,500
Staar Surgical Co.(a)*	939	8,554
STERIS Corp.	13,388	868,212
SurModics, Inc.(a)*	3,700	81,770
Symmetry Surgical, Inc.*	2,210	17,216
Thoratec Corp.*	14,518	471,254
Tornier NV*	12,356	315,078
Uroplasty, Inc.*	2,952	6,081
Utah Medical Products, Inc.	831	49,902
Vascular Solutions, Inc.*	6,500	176,540
West Pharmaceutical Services, Inc.	21,087	1,122,672
Wright Medical Group, Inc.*	9,400	252,578
		11,642,747
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc.(a)*	12,160	744,314
Addus HomeCare Corp.*	1,435	34,828
Air Methods Corp.(a)*	10,444	459,849
Alliance HealthCare Services, Inc.*	190	3,988
Almost Family, Inc.*	1,325	38,359
Amedisys, Inc.(a)*	7,641	224,263
AMN Healthcare Services, Inc.*	12,834	251,546
Amsurg Corp.*	11,477	628,136
Bio-Reference Labs, Inc.(a)*	6,683	214,725
BioScrip, Inc.(a)*	18,019	125,953
BioTelemetry, Inc.*	5,352	53,681
Capital Senior Living Corp.*	9,398	234,104
Centene Corp.*	6,615	686,968
Chemed Corp.(a)	6,263	661,811
Corvel Corp.*	5,100	189,822
Cross Country Healthcare, Inc.*	8,000	99,840
Ensign Group, Inc. (The)	5,064	224,791
ExamWorks Group, Inc.(a)*	9,309	387,161
Five Star Quality Care, Inc.*	6,584	27,324
Gentiva Health Services, Inc.*	1,800	34,290
Hanger, Inc.*	11,545	252,836
Health Net, Inc.*	24,891	1,332,415
Healthsouth Corp.	28,764	1,106,263
Healthways, Inc.*	9,735	193,532
IPC The Hospitalist Co., Inc.*	4,065	186,543
Kindred Healthcare, Inc.	15,158	275,572
Landauer, Inc.(a)	1,800	61,452
LHC Group, Inc.*	3,800	118,484
LifePoint Hospitals, Inc.*	12,078	868,529
Magellan Health, Inc.*	10,800	648,324
Medcath Corp.(b)*	3,122	—
Molina Healthcare, Inc.*	13,027	697,335
MWI Veterinary Supply, Inc.*	2,390	406,085
National Healthcare Corp.	3,000	188,520
National Research Corp., Class A	4,425	61,906
National Research Corp., Class B(a)	737	26,407
Owens & Minor, Inc.(a)	20,672	725,794
PDI, Inc.*	3,600	6,444
PharMerica Corp.*	7,236	149,858
Providence Service Corp. (The)*	4,498	163,907
RadNet, Inc.*	9,750	83,265
Select Medical Holdings Corp.	32,378	466,243
Skilled Healthcare Group, Inc., Class A*	4,555	39,036
Team Health Holdings, Inc.*	9,962	573,114
Triple-S Management Corp., Class B(a)*	5,369	128,373
U.S. Physical Therapy, Inc.	2,650	111,194
Universal American Corp.*	17,673	164,005
VCA, Inc.*	29,029	1,415,744
WellCare Health Plans, Inc.*	7,485	614,219
		16,391,152
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*	46,150	589,336

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Technology (Continued)
Arrhythmia Research Technology, Inc.*	200	$1,540
Computer Programs & Systems, Inc.(a)	2,670	162,203
HealthStream, Inc.*	6,062	178,708
HMS Holdings Corp.(a)*	22,181	468,906
MedAssets, Inc.*	15,666	309,560
Merge Healthcare, Inc.*	9,922	35,322
Omnicell, Inc.*	8,824	292,251
Quality Systems, Inc.	14,917	232,556
Simulations Plus, Inc.	800	5,344
		2,275,726
Hotels, Restaurants & Leisure — 4.6%
Ambassadors Group, Inc.*	3,300	8,250
Belmond Ltd., Class A*	23,303	288,258
Biglari Holdings, Inc.*	399	159,404
BJ's Restaurants, Inc.*	7,853	394,299
Bloomin' Brands, Inc.*	23,223	575,001
Bob Evans Farms, Inc.(a)	8,800	450,384
Boyd Gaming Corp.*	16,663	212,953
Bravo Brio Restaurant Group, Inc.*	4,343	60,411
Brinker International, Inc.	15,110	886,806
Buffalo Wild Wings, Inc.(a)*	5,933	1,070,195
Carrols Restaurant Group, Inc.(a)*	8,600	65,618
Cheesecake Factory, Inc. (The)(a)	16,891	849,786
Choice Hotels International, Inc.(a)	13,207	739,856
Churchill Downs, Inc.	3,820	364,046
Chuy's Holdings, Inc.(a)*	3,442	67,704
ClubCorp Holdings, Inc.	3,759	67,399
Cracker Barrel Old Country Store, Inc.(a)	6,708	944,218
Del Frisco's Restaurant Group, Inc.*	5,121	121,573
Denny's Corp.*	17,857	184,106
Diamond Resorts International, Inc.(a)*	1,263	35,238
DineEquity, Inc.	5,700	590,748
Dover Motorsports, Inc.(a)	4,000	10,440
Eldorado Resorts, Inc.*	4,753	19,250
Famous Dave's Of America, Inc.*	2,145	56,349
Fiesta Restaurant Group, Inc.*	8,386	509,869
Frisch's Restaurants, Inc.	695	18,626
Gaming Partners International Corp.*	1,300	11,069
International Speedway Corp., Class A	7,848	248,389
Interval Leisure Group, Inc.	19,489	407,125
Isle of Capri Casinos, Inc.*	5,718	47,860
Jack in the Box, Inc.	13,300	1,063,468
Jamba, Inc.(a)*	4,407	66,502
Kona Grill, Inc.*	1,540	35,559
Krispy Kreme Doughnuts, Inc.(a)*	17,981	354,945
Life Time Fitness, Inc.(a)*	10,800	611,496
Luby's, Inc.*	7,260	33,033
Marcus Corp.	4,500	83,295
Marriott Vacations Worldwide Corp.	7,881	587,450
Monarch Casino & Resort, Inc.*	4,370	72,498
Nathan's Famous, Inc.*	1,385	110,800
Papa John's International, Inc.	12,676	707,321
Penn National Gaming, Inc.*	15,433	211,895
Pinnacle Entertainment, Inc.(a)*	1,300	28,925
Popeyes Louisiana Kitchen, Inc.*	8,149	458,544
RCI Hospitality Holdings, Inc.*	2,209	22,134
Red Lion Hotels Corp.(a)*	4,500	28,530
Red Robin Gourmet Burgers, Inc.*	4,100	315,597
Ruby Tuesday, Inc.(a)*	15,060	103,010
Ruth's Hospitality Group, Inc.	9,943	149,145
Scientific Games Corp., Class A(a)*	17,087	217,518
SeaWorld Entertainment, Inc.	15,932	285,183
Sonic Corp.(a)	14,824	403,658
Speedway Motorsports, Inc.(a)	10,200	223,074
Texas Roadhouse, Inc.	21,900	739,344
Town Sports International Holdings, Inc.	8,000	47,600
Vail Resorts, Inc.	11,911	1,085,449
Wendy's Co. (The)	72,130	651,334
		18,162,537
Household Durables — 1.3%
Bassett Furniture Industries, Inc.	2,600	50,726
Beazer Homes USA, Inc.(a)*	1,643	31,809
Blyth, Inc.	4,000	36,600
California Coastal Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.*	1,100	87,197
CSS Industries, Inc.	2,100	58,044
Dixie Group, Inc. (The)(a)*	1,200	11,004
Emerson Radio Corp.(a)	1,300	1,365
Ethan Allen Interiors, Inc.(a)	6,796	210,472
Flexsteel Industries, Inc.	1,013	32,669
Helen of Troy Ltd.*	7,567	492,309
Hooker Furniture Corp.	2,500	42,925
Hovnanian Enterprises, Inc., Class A(a)*	13,208	54,549
iRobot Corp.(a)*	6,627	230,089
KB Home(a)	22,962	380,021
La-Z-Boy, Inc.	12,615	338,587
Libbey, Inc.*	8,753	275,194
Lifetime Brands, Inc.(a)	3,200	55,040
M.D.C. Holdings, Inc.(a)	11,822	312,928
M/I Homes, Inc.(a)*	5,641	129,517
Meritage Homes Corp.*	10,796	388,548
NACCO Industries, Inc., Class A	1,000	59,360
Orleans Homebuilders, Inc.(a) (b)*	4,953	—
Ryland Group, Inc. (The)	11,251	433,839
Skullcandy, Inc.*	6,327	58,145
Standard Pacific Corp.(a)*	49,527	361,052
Stanley Furniture Co., Inc.(a)*	927	2,540
Taylor Morrison Home Corp., Class A*	6,804	128,528
Tempur-Pedic International, Inc.*	11,391	625,480
TRI Pointe Homes, Inc.*	2,074	31,629
Universal Electronics, Inc.*	3,152	204,975
William Lyon Homes, Class A*	4,109	83,289
ZAGG, Inc.*	6,699	45,486
		5,253,916
Household Products — 0.2%
Central Garden and Pet Co.*	5,300	46,534
Central Garden and Pet Co., Class A*	7,899	75,435
Orchids Paper Products Co.(a)	1,716	49,953
Spectrum Brands Holdings, Inc.	3,162	302,540
WD-40 Co.	5,000	425,400
		899,862
Independent Power Producers & Energy Traders — 0.0%
Ormat Technologies, Inc.	6,513	177,023

Industrial Conglomerates — 0.1%
Raven Industries, Inc.	13,509	337,725

Insurance — 4.6%
Ambac Financial Group, Inc.*	11,615	284,568
American Equity Investment Life Holding Co.	21,414	625,075
American National Insurance Co.	63	7,198
Amerisafe, Inc.	3,900	165,204
Amtrust Financial Services, Inc.(a)	17,614	990,787
Argo Group International Holdings Ltd.	7,654	424,567
Aspen Insurance Holdings Ltd.	20,865	913,261
Baldwin & Lyons, Inc., Class B(a)	1,818	46,868
Citizens, Inc., Class A(a)*	11,958	90,881
CNO Financial Group, Inc.	60,833	1,047,544

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Crawford & Co., Class A	10,528	$90,225
Crawford & Co., Class B(a)	3,991	41,027
Donegal Group, Inc., Class A(a)	4,648	74,275
eHealth, Inc.*	4,059	101,150
EMC Insurance Group, Inc.	3,800	134,748
Employers Holdings, Inc.	8,660	203,597
Endurance Specialty Holdings Ltd.	12,058	721,551
Enstar Group Ltd.(a)*	2,624	401,183
FBL Financial Group, Inc., Class A	6,600	382,998
Federated National Holding Co.	2,784	67,261
First Acceptance Corp.*	15,539	39,624
First American Financial Corp.(a)	23,320	790,548
Global Indemnity PLC*	3,524	99,976
Greenlight Capital Re Ltd., Class A*	7,410	241,937
Hallmark Financial Services(a)*	5,700	68,913
Hanover Insurance Group, Inc. (The)	11,305	806,273
HCI Group, Inc.(a)	3,748	162,064
Horace Mann Educators Corp.	13,078	433,928
Independence Holding Co.(a)	3,520	49,104
Infinity Property & Casualty Corp.	4,300	332,218
Investors Title Co.	292	21,129
Kemper Corp.	15,416	556,672
Maiden Holdings Ltd.(a)	18,753	239,851
MBIA, Inc.(a)*	64,963	619,747
Meadowbrook Insurance Group, Inc.(a)	13,262	112,197
Mercury General Corp.	12,629	715,685
Montpelier Re Holdings Ltd.	15,417	552,237
National Interstate Corp.(a)	4,200	125,160
Navigators Group, Inc. (The)*	3,600	264,024
OneBeacon Insurance Group Ltd., Class A	6,225	100,845
Platinum Underwriters Holdings Ltd.	8,630	633,615
Primerica, Inc.(a)	14,703	797,785
ProAssurance Corp.	3,782	170,757
RLI Corp.	13,400	661,960
Safety Insurance Group, Inc.	4,269	273,259
Selective Insurance Group, Inc.	13,673	371,495
StanCorp Financial Group, Inc.	10,152	709,219
State Auto Financial Corp.	9,900	219,978
Stewart Information Services Corp.	5,055	187,237
Symetra Financial Corp.	28,069	646,990
Unico American Corp.*	1,700	19,975
United Fire Group, Inc.	6,100	181,353
Universal Insurance Holdings, Inc.	13,562	277,343
		18,297,066
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A*	7,537	62,105
Blue Nile, Inc.(a)*	2,642	95,138
EVINE Live, Inc.*	11,608	76,497
FTD Cos., Inc.*	4,611	160,555
Gaiam, Inc., Class A*	2,400	17,112
HSN, Inc.	10,851	824,676
NutriSystem, Inc.	7,768	151,864
Orbitz Worldwide, Inc.*	25,051	206,170
Overstock.com, Inc.*	4,154	100,817
PetMed Express, Inc.(a)	5,572	80,070
Shutterfly, Inc.*	10,633	443,343
US Auto Parts Network, Inc.*	6,100	14,274
		2,232,621
Internet Software & Services — 1.7%
Actua Corp.*	9,386	173,359
AOL, Inc.*	1,332	61,498
Bankrate, Inc.(a)*	23,128	287,481
Blucora, Inc.*	9,571	132,558
Cimpress NV*	6,915	517,519
comScore, Inc.*	2,169	100,707
Constant Contact, Inc.(a)*	7,178	263,433
Dealertrack Technologies, Inc.(a)*	14,194	628,936
Demand Media, Inc.*	803	4,914
Dice Holdings, Inc.*	18,105	181,231
Digital River, Inc.*	6,873	169,969
EarthLink Holdings Corp.	26,274	115,343
Envestnet, Inc.*	7,755	381,081
GTT Communications, Inc.*	2,800	37,044
HomeAway, Inc.(a)*	2,170	64,623
Internap Corp.*	14,992	119,336
IntraLinks Holdings, Inc.*	10,316	122,760
j2 Global, Inc.(a)	15,658	970,796
Limelight Networks, Inc.*	17,037	47,192
Monster Worldwide, Inc.*	23,472	108,441
NIC, Inc.	15,943	286,815
Perficient, Inc.*	7,956	148,220
QuinStreet, Inc.(a)*	9,301	56,457
RealNetworks, Inc.*	11,295	79,517
Reis, Inc.(a)	2,638	69,036
Rightside Group Ltd.(a)*	803	5,396
Shutterstock, Inc.(a)*	8,258	570,628
Stamps.com, Inc.*	4,466	214,323
support.com, Inc.*	10,450	22,050
TechTarget, Inc.*	1,890	21,489
Travelzoo, Inc.*	509	6,424
United Online, Inc.	3,293	47,913
Web.com Group, Inc.*	14,150	268,709
WebMD Health Corp.(a)*	6,269	247,939
XO Group, Inc.*	6,500	118,365
Zix Corp.(a)*	13,353	48,071
		6,699,573
IT Services — 3.0%
Acxiom Corp.*	21,239	430,515
Blackhawk Network Holdings, Inc.(a)*	500	19,400
Blackhawk Network Holdings, Inc., Class B*	9,484	357,452
Booz Allen Hamilton Holding Corp.	6,709	177,990
CACI International, Inc., Class A*	6,200	534,316
Cardtronics, Inc.*	14,190	547,450
Cass Information Systems, Inc.	1,793	95,477
Ciber, Inc.*	17,360	61,628
Computer Task Group, Inc.	4,027	38,377
Convergys Corp.(a)	27,118	552,394
CoreLogic, Inc.*	22,824	721,010
CSG Systems International, Inc.(a)	9,625	241,299
Datalink Corp.(a)*	4,146	53,483
Edgewater Technology, Inc.*	2,300	17,262
EPAM Systems, Inc.*	11,545	551,274
Euronet Worldwide, Inc.(a)*	13,882	762,122
ExlService Holdings, Inc.*	9,262	265,912
Forrester Research, Inc.	8,761	344,833
Global Cash Access Holdings, Inc.*	16,896	120,806
Hackett Group, Inc. (The)(a)	8,900	78,231
Heartland Payment Systems, Inc.(a)	9,697	523,153
Higher One Holdings, Inc.*	5,757	24,237
iGate Corp.*	15,602	615,967
Innodata, Inc.*	5,684	16,597
Leidos Holdings, Inc.	9,041	393,464
Lionbridge Technologies, Inc.(a)*	14,462	83,157
Mantech International Corp., Class A	5,860	177,148
MAXIMUS, Inc.	14,766	809,767
ModusLink Global Solutions, Inc.(a)*	3,550	13,313
MoneyGram International, Inc.(a)*	2,597	23,607
See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
PRGX Global, Inc.*	4,649	$26,592
Sapient Corp.*	35,142	874,333
Science Applications International Corp.	11,148	552,160
ServiceSource International, Inc.(a)*	5,713	26,737
SYKES Enterprises, Inc.*	10,300	241,741
Syntel, Inc.*	6,560	295,069
TeleTech Holdings, Inc.*	17,188	407,012
Unisys Corp.*	12,157	358,388
Virtusa Corp.(a)*	8,976	374,030
		11,807,703
Leisure Equipment & Products — 0.2%
Arctic Cat, Inc.	3,625	128,688
Black Diamond, Inc.*	1,900	16,625
Callaway Golf Co.(a)	19,865	152,960
Escalade, Inc.	1,950	29,426
Jakks Pacific, Inc.(a)*	5,129	34,877
Johnson Outdoors, Inc., Class A	1,000	31,200
Leapfrog Enterprises, Inc.*	11,756	55,488
Marine Products Corp.	10,020	84,569
Nautilus, Inc.*	8,479	128,711
Smith & Wesson Holding Corp.(a)*	902	8,542
Sturm Ruger & Co., Inc.(a)	6,113	211,693
		882,779
Life Sciences Tools & Services — 0.6%
Affymetrix, Inc.*	16,647	164,306
Albany Molecular Research, Inc.(a)*	8,825	143,671
Cambrex Corp.*	7,454	161,156
Charles River Laboratories International, Inc.*	15,456	983,620
Enzo Biochem, Inc.*	3,616	16,055
Harvard Bioscience, Inc.*	10,123	57,397
Luminex Corp.*	5,219	97,908
Pacific Biosciences of California, Inc.(a)*	4,968	38,949
Parexel International Corp.(a)*	14,826	823,733
		2,486,795
Machinery — 3.8%
Accuride Corp.*	9,955	43,205
Actuant Corp., Class A	24,582	669,614
Adept Technology, Inc.*	1,000	8,680
Alamo Group, Inc.	2,600	125,944
Albany International Corp., Class A	7,900	300,121
Altra Industrial Motion Corp.	9,567	271,607
American Railcar Industries, Inc.	5,900	303,850
Astec Industries, Inc.	4,561	179,293
Barnes Group, Inc.	17,854	660,777
Blount International, Inc.*	13,651	239,848
Briggs & Stratton Corp.(a)	11,874	242,467
Chart Industries, Inc.*	6,257	213,989
CIRCOR International, Inc.	4,348	262,097
CLARCOR, Inc.(a)	10,970	731,041
Columbus McKinnon Corp.	4,066	114,011
Commercial Vehicle Group, Inc.*	5,920	39,427
Douglas Dynamics, Inc.	5,987	128,301
Dynamic Materials Corp.	2,800	44,856
Eastern Co. (The)	500	8,575
Energy Recovery, Inc.(a)*	3,627	19,114
EnPro Industries, Inc.*	6,787	425,952
ESCO Technologies, Inc.	5,761	212,581
Federal Signal Corp.	16,169	249,649
FreightCar America, Inc.	2,400	63,144
Global Brass & Copper Holdings, Inc.	1,322	17,398
Gorman-Rupp Co. (The)(a)	5,455	175,215
Graham Corp.	1,900	54,663
Greenbrier Cos., Inc. (The)(a)	6,690	359,454
Hardinge, Inc.	1,500	17,880
Harsco Corp.	19,401	366,485
Hillenbrand, Inc.	18,858	650,601
Hurco Cos., Inc.	1,000	34,090
Hyster-Yale Materials Handling, Inc.	2,000	146,400
John Bean Technologies Corp.	8,769	288,149
Kadant, Inc.	3,400	145,146
Key Technology, Inc.*	1,100	14,080
LB Foster Co., Class A(a)	1,776	86,260
Lindsay Corp.(a)	2,399	205,690
Lydall, Inc.*	3,767	123,633
Manitex International, Inc.(a)*	1,300	16,523
Manitowoc Co., Inc. (The)(a)	32,658	721,742
Meritor, Inc.*	25,078	379,932
Mfri, Inc.*	1,900	13,319
Miller Industries, Inc.	2,958	61,497
Mueller Industries, Inc.	17,550	599,157
Mueller Water Products, Inc., Class A	41,989	429,967
NN, Inc.	4,300	88,408
Omega Flex, Inc.(a)	488	18,451
PMFG, Inc.(a)*	2,118	11,077
Proto Labs, Inc.(a)*	5,527	371,193
RBC Bearings, Inc.	5,604	361,626
Rexnord Corp.*	24,632	694,869
Standex International Corp.	4,000	309,040
Sun Hydraulics Corp.	6,200	244,156
Supreme Industries, Inc., Class A	1,256	8,867
Tecumseh Products Co.*	2,346	7,249
Tennant Co.	4,939	356,448
Titan International, Inc.(a)	14,568	154,858
Toro Co. (The)	2,065	131,768
Trimas Corp.*	12,810	400,825
Twin Disc, Inc.(a)	2,200	43,692
Wabash National Corp.(a)*	20,517	253,590
Watts Water Technologies, Inc., Class A	8,314	527,440
Woodward, Inc.	10,965	539,807
Xerium Technologies, Inc.*	813	12,829
		15,001,617
Marine — 0.1%
Baltic Trading Ltd.(a)	10,173	25,534
International Shipholding Corp.(a)	710	10,579
Matson, Inc.	10,731	370,434
		406,547
Media — 1.6%
AH Belo Corp., Class A	3,878	40,254
Ballantyne Strong, Inc.*	3,464	14,237
Beasley Broadcasting Group, Inc., Class A	1,657	8,467
Carmike Cinemas, Inc.*	6,134	161,140
Central European Media Enterprises Ltd., Class A(a)*	7,100	22,791
Cinedigm Corp.*	24,187	39,183
Clear Channel Outdoor Holdings, Inc., Class A	3,398	35,985
Crown Media Holdings, Inc., Class A*	8,950	31,683
Cumulus Media, Inc., Class A*	41,094	173,828
DreamWorks Animation SKG, Inc., Class A(a)*	16,439	367,083
Entercom Communications Corp., Class A(a)*	2,374	28,868
Entravision Communications Corp., Class A(a)	16,829	109,052
EW Scripps Co. (The), Class A(a)*	14,761	329,908
Gray Television, Inc.(a)*	11,286	126,403

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Harte-Hanks, Inc.	17,183	$132,996
Here Media, Inc.*	499	—
Here Media, Inc., Special Shares*	499	—
John Wiley & Sons, Inc., Class A	5,183	307,041
Journal Communications, Inc., Class A*	15,194	173,667
Live Nation Entertainment, Inc.*	18,908	493,688
Loral Space & Communications, Inc.*	3,348	263,521
Martha Stewart Living Omnimedia, Class A(a)*	4,621	19,917
McClatchy Co. (The), Class A*	13,196	43,811
Meredith Corp.	8,707	472,964
Morningstar, Inc.	164	10,612
National CineMedia, Inc.	15,891	228,354
New York Times Co. (The), Class A(a)	37,349	493,754
Nexstar Broadcasting Group, Inc., Class A(a)	9,744	504,642
Radio One, Inc.(a)*	6,700	11,189
Regal Entertainment Group, Class A(a)	28,305	604,595
Rentrak Corp.(a)*	1,900	138,358
Saga Communications, Inc., Class A	1,116	48,524
Salem Communications Corp., Class A	1,041	8,141
Scholastic Corp.(a)	7,171	261,168
Sinclair Broadcast Group, Inc., Class A(a)	17,343	474,504
Sizmek, Inc.*	4,823	30,192
Starz - Liberty Capital, Class A*	3,699	109,860
Time, Inc.(a)	7,707	189,669
		6,510,049
Metals & Mining — 1.5%
A.M. Castle & Co.(a)*	2,487	19,846
AK Steel Holding Corp.(a)*	9,644	57,285
Ampco-Pittsburgh Corp.	2,200	42,350
Carpenter Technology Corp.	6,889	339,283
Century Aluminum Co.*	24,258	591,895
Coeur Mining, Inc.*	11,400	58,254
Commercial Metals Co.	31,042	505,674
Compass Minerals International, Inc.	7,742	672,238
Contango ORE, Inc.(a)*	350	1,666
Friedman Industries, Inc.	700	4,907
Globe Specialty Metals, Inc.	20,087	346,099
Haynes International, Inc.	2,200	106,700
Hecla Mining Co.(a)	41,321	115,286
Horsehead Holding Corp.(a)*	13,607	215,399
Kaiser Aluminum Corp.	4,533	323,792
Materion Corp.	5,300	186,719
McEwen Mining, Inc.(a)*	38,236	42,442
Mines Management, Inc.(a)*	8,088	3,802
Noranda Aluminum Holding Corp.	10,742	37,812
Olympic Steel, Inc.(a)	1,900	33,782
RTI International Metals, Inc.*	7,613	192,304
Schnitzer Steel Industries, Inc., Class A(a)	6,589	148,648
Stillwater Mining Co.(a)*	32,208	474,746
SunCoke Energy, Inc.	17,109	330,888
TimkenSteel Corp.	6,247	231,327
Universal Stainless & Alloy(a)*	1,400	35,210
Worthington Industries, Inc.	22,300	671,007
		5,789,361
Multi-Utilities — 0.5%
Avista Corp.(a)	16,200	572,670
Black Hills Corp.	12,049	639,079
NorthWestern Corp.	10,697	605,236
		1,816,985
Multiline Retail — 0.3%
Big Lots, Inc.(a)	15,232	609,585
Bon-Ton Stores, Inc. (The)(a)	2,700	20,007
Fred's, Inc., Class A	9,237	160,816
Gordmans Stores, Inc.(a)*	2,170	5,924
J.C. Penney Co., Inc.(a)*	22,860	148,133
Tuesday Morning Corp.(a)*	9,803	212,725
		1,157,190
Oil, Gas & Consumable Fuels — 2.2%
Abraxas Petroleum Corp.(a)*	14,400	42,336
Adams Resources & Energy, Inc.	900	44,955
Alon USA Energy, Inc.	16,621	210,588
Alpha Natural Resources, Inc.(a)*	55,174	92,141
Approach Resources, Inc.(a)*	5,197	33,209
Barnwell Industries, Inc.*	2,159	5,818
Bill Barrett Corp.*	11,138	126,862
Bonanza Creek Energy, Inc.*	11,086	266,064
Callon Petroleum Co.*	11,069	60,326
Carrizo Oil & Gas, Inc.(a)*	11,355	472,368
Cheniere Energy, Inc.*	2,000	140,800
Clayton Williams Energy, Inc.*	2,100	133,980
Clean Energy Fuels Corp.(a)*	13,545	67,657
Cloud Peak Energy, Inc.*	14,607	134,092
Comstock Resources, Inc.(a)	11,580	78,860
Contango Oil & Gas Co.*	3,897	113,948
Delek US Holdings, Inc.	18,778	512,264
DHT Holdings, Inc.	697	5,095
Emerald Oil, Inc.(a)*	12,170	14,604
Energy XXI Ltd.(a)	17,275	56,316
EnLink Midstream LLC	11,760	418,186
Escalera Resources Co.*	1,550	806
Evolution Petroleum Corp.	1,923	14,288
FieldPoint Petroleum Corp.*	1,200	2,148
GasLog Ltd.(a)	18,166	369,678
Gastar Exploration, Inc.*	14,783	35,627
Goodrich Petroleum Corp.(a)*	6,030	26,773
Green Plains, Inc.(a)	9,194	227,827
Gulf Coast Ultra Deep Royalty Trust*	15,630	19,850
Halcon Resources Corp.(a)*	14,838	26,412
Harvest Natural Resources, Inc.*	7,400	13,394
Matador Resources Co.(a)*	20,111	406,846
Midstates Petroleum Co., Inc.(a)*	1,771	2,674
Northern Oil and Gas, Inc.(a)*	13,680	77,292
Overseas Shipholding Group, Inc. Class B*	2,209	12,149
Panhandle Oil and Gas, Inc., Class A(a)	3,073	71,539
PBF Energy, Inc., Class A	20,151	536,823
PDC Energy, Inc.*	9,518	392,808
Penn Virginia Corp.(a)*	17,926	119,746
Petroquest Energy, Inc.(a)*	14,106	52,756
Renewable Energy Group, Inc.(a)*	8,738	84,846
Rex American Resources Corp.*	1,575	97,603
Rex Energy Corp.(a)*	16,655	84,940
Ring Energy, Inc.(a)*	553	5,806
Rosetta Resources, Inc.*	7,078	157,910
Scorpio Tankers, Inc.	45,324	393,866
SemGroup Corp., Class A	11,786	806,045
Ship Finance International Ltd.(a)	20,026	282,767
Stone Energy Corp.(a)*	12,863	217,127
Swift Energy Co.(a)*	3,200	12,960
Synergy Resources Corp.(a)*	21,040	263,842
Targa Resources Corp.	1,977	209,661
Triangle Petroleum Corp.(a)*	21,302	101,824
Vaalco Energy, Inc.*	14,113	64,355
W&T Offshore, Inc.(a)	16,273	119,444
Warren Resources, Inc.*	16,549	26,644

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Western Refining, Inc.	5,947	$224,678
Westmoreland Coal Co.*	3,133	104,047
Whiting Petroleum Corp.*	3,867	127,611
		8,825,881
Paper & Forest Products — 1.0%
Boise Cascade Co.*	9,706	360,578
Clearwater Paper Corp.*	6,154	421,857
Deltic Timber Corp.	2,800	191,520
Domtar Corp.	10,980	441,615
KapStone Paper and Packaging Corp.	26,886	788,029
Louisiana-Pacific Corp.(a)*	38,119	631,251
Mercer International, Inc.*	13,109	161,110
Neenah Paper, Inc.	3,300	198,891
P. H. Glatfelter Co.	13,999	357,954
Resolute Forest Products, Inc.*	8,572	150,953
Schweitzer-Mauduit International, Inc.	8,407	355,616
Wausau Paper Corp.(a)	9,409	106,980
		4,166,354
Personal Products — 0.3%
CCA Industries, Inc.*	556	1,862
Inter Parfums, Inc.	10,446	286,743
Medifast, Inc.(a)*	3,300	110,715
Natural Alternatives International, Inc.*	1,000	5,350
Natures Sunshine Products, Inc.	1,700	25,194
Nutraceutical International Corp.*	2,300	49,588
Revlon, Inc., Class A*	11,781	402,439
United-Guardian, Inc.	600	11,670
USANA Health Sciences, Inc.(a)*	3,400	348,806
		1,242,367
Pharmaceuticals — 1.1%
Akorn, Inc.(a)*	23,698	857,868
Auxilium Pharmaceuticals, Inc.(a)*	10,880	374,109
BioDelivery Sciences International, Inc.(a)*	4,815	57,876
Contra Furiex Pharmaceuticals*	1,484	14,499
Cumberland Pharmaceuticals, Inc.(a)*	5,912	35,472
Depomed, Inc.*	14,112	227,344
Impax Laboratories, Inc.*	18,129	574,327
Lannett Co., Inc.(a)*	8,454	362,507
Medicines Co. (The)*	20,564	569,006
Pain Therapeutics, Inc.*	9,394	19,070
Pernix Therapeutics Holdings, Inc.(a)*	8,297	77,909
Pozen, Inc.*	7,573	60,584
Prestige Brands Holdings, Inc.*	15,321	531,945
Sagent Pharmaceuticals, Inc.*	7,745	194,477
Sciclone Pharmaceuticals, Inc.*	14,555	127,502
Sucampo Pharmaceuticals, Inc., Class A(a)*	8,233	117,567
		4,202,062
Professional Services — 1.4%
Acacia Research Corp.	7,978	135,147
Advisory Board Co. (The)*	8,569	419,710
Barrett Business Services, Inc.(a)	2,100	57,540
CBIZ, Inc.(a)*	15,700	134,392
CDI Corp.	4,800	85,008
Corporate Executive Board Co. (The)	8,067	585,099
CRA International, Inc.*	2,200	66,704
Exponent, Inc.	2,610	215,325
Franklin Covey Co.*	5,596	108,339
FTI Consulting, Inc.*	9,580	370,075
GP Strategies Corp.*	3,999	135,686
Heidrick & Struggles International, Inc.	3,700	85,285
Hill International, Inc.*	9,200	35,328
Hudson Global, Inc.*	2,471	7,660
Huron Consulting Group, Inc.*	5,494	375,735
ICF International, Inc.*	4,955	203,056
Insperity, Inc.	5,700	193,173
Kelly Services, Inc., Class A	7,420	126,288
Kforce, Inc.	10,079	243,206
Korn/Ferry International*	13,550	389,698
Mastech Holdings, Inc.*	1,061	11,268
Mistras Group, Inc.*	5,383	98,670
Navigant Consulting, Inc.*	11,322	174,019
On Assignment, Inc.*	16,087	533,928
Pendrell Corp.*	22,664	31,276
RCM Technologies, Inc.	2,995	20,965
Resources Connection, Inc.	10,115	166,392
RPX Corp.*	13,370	184,239
SmartPros Ltd.	1,000	1,590
TrueBlue, Inc.*	10,021	222,967
Volt Information Sciences, Inc.*	2,024	21,718
VSE Corp.	850	56,015
Willdan Group, Inc.*	688	9,281
		5,504,782
Real Estate Investment Trusts (REITs) — 0.0%
CareTrust REIT, Inc.	6,813	84,004
Geo Group, Inc. (The)	2,747	110,869
		194,873
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	11,759	461,658
Altisource Asset Management Corp.*	596	184,832
Altisource Portfolio Solutions SA(a)*	6,567	221,899
AV Homes, Inc.(a)*	2,349	34,225
Consolidated-Tomoka Land Co.(a)	995	55,521
Forestar Group, Inc.*	9,636	148,394
Griffin Land & Nurseries, Inc.(a)	420	12,625
Kennedy-Wilson Holdings, Inc.	22,178	561,104
St. Joe Co. (The)*	2,522	46,380
Tejon Ranch Co.(a)*	8,031	236,593
		1,963,231
Road & Rail — 1.6%
AMERCO	2,735	777,451
ArcBest Corp.	6,929	321,298
Celadon Group, Inc.	5,488	124,523
Con-way, Inc.	14,454	710,848
Covenant Transportation Group, Inc., Class A*	3,017	81,791
Heartland Express, Inc.(a)	23,643	638,597
Knight Transportation, Inc.	21,744	731,903
Landstar System, Inc.(a)	11,596	841,058
Marten Transport Ltd.	7,867	171,972
P.A.M. Transportation Services, Inc.(a)*	3,196	165,681
Quality Distribution, Inc.*	7,100	75,544
Roadrunner Transportation Systems, Inc.*	8,254	192,731
Saia, Inc.*	8,300	459,488
Swift Transportation Co.*	255	7,301
Universal Truckload Services, Inc.	3,300	94,083
USA Truck, Inc.(a)*	1,900	53,960
Werner Enterprises, Inc.	23,649	736,666
YRC Worldwide, Inc.*	903	20,308
		6,205,203
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc.*	9,980	236,526
Advanced Micro Devices, Inc.(a)*	49,842	133,078
Alpha & Omega Semiconductor Ltd.(a)*	1,356	12,001
Amkor Technology, Inc.*	54,677	388,207
Amtech Systems, Inc.*	2,200	22,330
Atmel Corp.*	8,527	71,584

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Audience, Inc.(a)*	1,785	$7,854
AXT, Inc.*	12,200	34,160
Brooks Automation, Inc.	16,972	216,393
Cabot Microelectronics Corp.*	5,298	250,701
Cascade Microtech, Inc.*	3,500	51,135
Ceva, Inc.*	4,258	77,240
Cirrus Logic, Inc.(a)*	15,545	366,396
Cohu, Inc.	4,866	57,905
Cyberoptics Corp.*	1,700	16,337
Cypress Semiconductor Corp.(a)*	5,718	81,653
Diodes, Inc.*	11,325	312,230
DSP Group, Inc.*	2,800	30,436
Entegris, Inc.*	35,823	473,222
Entropic Communications, Inc.(a)*	19,895	50,334
Exar Corp.(a)*	11,669	119,024
Fairchild Semiconductor International, Inc.*	29,879	504,357
FormFactor, Inc.*	13,287	114,268
GSI Technology, Inc.*	4,125	20,584
Inphi Corp.*	3,832	70,815
Integrated Device Technology, Inc.*	38,007	744,937
Integrated Silicon Solution, Inc.	7,235	119,884
International Rectifier Corp.*	18,499	738,110
Intersil Corp., Class A	35,197	509,301
IXYS Corp.(a)	7,000	88,200
Kopin Corp.*	16,230	58,753
Kulicke & Soffa Industries, Inc.*	19,369	280,076
Lattice Semiconductor Corp.*	28,018	193,044
M/A-COM Technology Solutions Holdings, Inc.*	1,128	35,284
Magnachip Semiconductor Corp.*	9,645	125,288
Mattson Technology, Inc.*	269	915
MaxLinear, Inc., Class A*	702	5,202
Micrel, Inc.	17,040	247,250
Microsemi Corp.*	26,722	758,370
MKS Instruments, Inc.	15,403	563,750
Monolithic Power Systems, Inc.	9,630	478,996
MoSys, Inc.(a)*	4,488	8,393
Nanometrics, Inc.*	4,751	79,912
Omnivision Technologies, Inc.*	12,916	335,816
PDF Solutions, Inc.*	8,956	133,086
Pericom Semiconductor Corp.*	5,500	74,470
Photronics, Inc.(a)*	15,217	126,453
PMC - Sierra, Inc.*	50,923	466,455
Power Integrations, Inc.	9,435	488,167
Rambus, Inc.(a)*	27,437	304,276
RF Micro Devices, Inc.(a)*	77,719	1,289,358
Rubicon Technology, Inc.(a)*	1,600	7,312
Rudolph Technologies, Inc.*	8,906	91,108
Semtech Corp.*	18,554	511,534
Sigma Designs, Inc.*	6,837	50,594
Silicon Image, Inc.*	19,087	105,360
Silicon Laboratories, Inc.*	10,411	495,772
Spansion, Inc., Class A*	13,842	473,673
SunPower Corp.(a)*	5,290	136,641
Synaptics, Inc.(a)*	12,601	867,453
Tessera Technologies, Inc.	12,956	463,307
TriQuint Semiconductor, Inc.*	31,351	863,720
Ultra Clean Holdings*	5,728	53,156
Ultratech, Inc.(a)*	6,800	126,208
Veeco Instruments, Inc.(a)*	9,575	333,976
Xcerra Corp.*	12,391	113,502
		16,665,832
Software — 3.3%
ACI Worldwide, Inc.*	30,969	624,645
Actuate Corp.*	14,300	94,380
Advent Software, Inc.(a)	14,205	435,241
American Software, Inc., Class A	5,100	46,461
AVG Technologies NV*	12,954	255,712
Aware, Inc.(a)	4,900	22,246
Blackbaud, Inc.	12,444	538,327
Bottomline Technologies, Inc.*	7,935	200,597
Bsquare Corp.*	2,300	10,465
Commvault Systems, Inc.*	9,729	502,892
Comverse, Inc.*	3,921	73,636
Covisint Corp.*	7,419	19,660
Digimarc Corp.(a)	1,256	34,100
Ebix, Inc.(a)	2,155	36,613
Ellie Mae, Inc.*	3,576	144,184
EnerNOC, Inc.(a)*	6,500	100,425
EPIQ Systems, Inc.	9,077	155,035
ePlus, Inc.*	1,200	90,828
Fair Isaac Corp.	11,323	818,653
Gerber Scientific(a) (c)*	5,000	—
GSE Systems, Inc.(a)*	2,896	4,605
Guidance Software, Inc.(a)*	133	964
Interactive Intelligence Group(a)*	3,016	144,466
Kofax Ltd.*	12,530	88,086
Manhattan Associates, Inc.*	24,248	987,379
Mentor Graphics Corp.	33,936	743,877
Monotype Imaging Holdings, Inc.	10,597	305,512
NetScout Systems, Inc.(a)*	10,385	379,468
Pegasystems, Inc.	18,834	391,182
Progress Software Corp.*	14,587	394,141
QAD, Inc., Class A	4,909	111,042
QAD, Inc., Class B	1,219	24,270
RealPage, Inc.*	3,219	70,689
Rosetta Stone, Inc.*	3,005	29,329
Rovi Corp.*	33,075	747,164
Seachange International, Inc.*	7,100	45,298
SolarWinds, Inc.*	14,130	704,098
SS&C Technologies Holdings, Inc.	3,028	177,108
Synchronoss Technologies, Inc.*	11,475	480,343
Take-Two Interactive Software, Inc.*	25,440	713,083
TeleCommunication Systems, Inc., Class A*	10,596	33,060
TeleNav, Inc.(a)*	8,331	55,568
TiVo, Inc.*	29,428	348,428
Tyler Technologies, Inc.*	8,702	952,347
VASCO Data Security International, Inc.(a)*	7,796	219,925
Verint Systems, Inc.*	14,795	862,253
Zynga, Inc., Class A(a)*	29,532	78,555
		13,296,340
Specialty Retail — 5.0%
Aaron's, Inc.	18,376	561,754
Abercrombie & Fitch Co., Class A(a)	14,044	402,220
Aeropostale, Inc.(a)*	6,593	15,296
America's Car-Mart, Inc.*	2,516	134,304
American Eagle Outfitters, Inc.(a)	43,383	602,156
Ann, Inc.*	12,900	470,592
Asbury Automotive Group, Inc.*	9,000	683,280
Ascena Retail Group, Inc.*	1,093	13,728
Barnes & Noble, Inc.*	15,343	356,264
Bebe Stores, Inc.(a)	19,210	42,070
Big 5 Sporting Goods Corp.	6,183	90,457
Books-A-Million, Inc.*	3,928	6,717
Brown Shoe Co., Inc.	12,112	389,401
Buckle, Inc. (The)(a)	13,351	701,195

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Build-A-Bear Workshop, Inc.*	3,739	$75,154
Cato Corp. (The), Class A	7,100	299,478
Chico's FAS, Inc.	38,671	626,857
Children's Place, Inc. (The)(a)	4,800	273,600
Christopher & Banks Corp.*	7,704	43,990
Citi Trends, Inc.*	3,643	91,986
Conn's, Inc.(a)*	8,299	155,108
CST Brands, Inc.	18,803	819,999
Destination Maternity Corp.	2,800	44,660
Destination XL Group, Inc.(a)*	7,225	39,449
DSW, Inc., Class A	10,615	395,939
Express, Inc.*	20,178	296,415
Finish Line Inc. (The), Class A	15,524	377,388
Five Below, Inc.(a)*	13,253	541,120
Genesco, Inc.*	7,330	561,625
Group 1 Automotive, Inc.	6,400	573,568
Guess?, Inc.	18,486	389,685
Haverty Furniture Cos., Inc.	4,500	99,045
hhgregg, Inc.(a)*	7,855	59,462
Hibbett Sports, Inc.(a)*	7,148	346,178
Kirkland's, Inc.*	5,977	141,296
Lithia Motors, Inc., Class A	7,255	628,936
Lumber Liquidators Holdings, Inc.(a)*	7,669	508,531
MarineMax, Inc.*	5,699	114,265
Men's Wearhouse, Inc. (The)	12,139	535,937
Monro Muffler Brake, Inc.(a)	9,850	569,330
Murphy USA, Inc.*	10,809	744,308
New York & Co., Inc.*	17,542	46,311
Office Depot, Inc.*	129,524	1,110,668
Outerwall, Inc.(a)*	7,243	544,818
Pacific Sunwear of California, Inc.(a)*	4,122	8,986
Penske Auto Group, Inc.	20,300	996,121
PEP Boys-Manny Moe & Jack (The)*	13,235	129,968
Perfumania Holdings, Inc.(a)*	1,156	7,075
Pier 1 Imports, Inc.	29,666	456,856
Rent-A-Center, Inc.	14,262	517,996
Restoration Hardware Holdings, Inc.(a)*	960	92,170
Select Comfort Corp.*	13,569	366,770
Shoe Carnival, Inc.	3,360	86,318
Sonic Automotive, Inc., Class A	10,445	282,433
Stage Stores, Inc.	8,747	181,063
Stein Mart, Inc.	11,157	163,115
Systemax, Inc.(a)*	7,400	99,900
Tandy Leather Factory, Inc.	3,611	32,607
Tile Shop Holdings, Inc.(a)*	4,471	39,702
Trans World Entertainment	5,400	17,766
Vitamin Shoppe, Inc.(a)*	7,444	361,630
West Marine, Inc.*	4,005	51,745
Winmark Corp.(a)	1,162	101,001
Zumiez, Inc.*	7,876	304,250
		19,822,012
Textiles, Apparel & Luxury Goods — 1.6%
Charles & Colvard Ltd.*	1,240	2,282
Cherokee, Inc.	1,700	32,912
Columbia Sportswear Co.	16,600	739,364
Crocs, Inc.*	22,563	281,812
Culp, Inc.	2,400	52,032
Deckers Outdoor Corp.(a)*	9,523	866,974
Delta Apparel, Inc.*	1,153	11,737
G-III Apparel Group Ltd.*	6,630	669,696
Iconix Brand Group, Inc.(a)*	15,698	530,435
Lakeland Industries, Inc.(a)*	440	4,123
Movado Group, Inc.	4,970	140,999
Oxford Industries, Inc.	4,980	274,946
Perry Ellis International, Inc.*	3,333	86,425
Quiksilver, Inc.(a)*	16,793	37,112
Rocky Brands, Inc.	1,000	13,260
Skechers U.S.A., Inc., Class A*	11,016	608,634
Steven Madden Ltd.*	20,920	665,884
Superior Uniform Group, Inc.	1,100	32,307
Tumi Holdings, Inc.(a)*	16,312	387,084
Unifi, Inc.(a)*	4,533	134,766
Wolverine World Wide, Inc.(a)	24,972	735,925
		6,308,709
Thrifts & Mortgage Finance — 1.7%
Astoria Financial Corp.	25,892	345,917
Bank Mutual Corp.	8,663	59,428
BankFinancial Corp.(a)	4,900	58,114
Bear State Financial, Inc.(a)*	1,232	13,552
Beneficial Mutual Bancorp, Inc.(a)*	17,310	212,394
Berkshire Hills Bancorp, Inc.	5,739	153,002
BofI Holding, Inc.(a)*	4,691	365,007
Brookline Bancorp, Inc.	18,706	187,621
Cape Bancorp, Inc.	236	2,221
Capitol Federal Financial, Inc.(a)	41,046	524,568
Citizens Community Bancorp, Inc.	400	3,640
Clifton Bancorp, Inc.	4,918	66,836
Dime Community Bancshares, Inc.	9,230	150,264
ESB Financial Corp.	835	15,815
ESSA Bancorp, Inc.	1,900	22,800
EverBank Financial Corp.(a)	19,230	366,524
Federal Agricultural Mortgage Corp., Class C	1,400	42,476
First Defiance Financial Corp.	1,100	37,466
First Financial Northwest, Inc.	2,239	26,958
Flagstar Bancorp, Inc.*	13,420	211,097
Fox Chase Bancorp, Inc.	3,230	53,844
Hampden Bancorp, Inc.	300	6,420
HF Financial Corp.	110	1,534
Hingham Institution for Savings	213	18,533
Home Bancorp, Inc.	994	22,802
HopFed Bancorp, Inc.(a)	415	5,279
Kearny Financial Corp.(a)*	17,221	236,789
Meridian Bancorp, Inc.(a)*	7,859	88,178
Meta Financial Group, Inc.	256	8,970
MGIC Investment Corp.(a)*	40,575	378,159
Nationstar Mortgage Holdings, Inc.(a)*	4,024	113,436
New Hampshire Thrift Bancshares, Inc.	200	3,124
Northeast Community Bancorp, Inc.	2,200	15,884
Northfield Bancorp, Inc.	14,040	207,792
Northwest Bancshares, Inc.	24,900	311,997
OceanFirst Financial Corp.	3,912	67,052
Oritani Financial Corp.	13,840	213,136
PennyMac Financial Services, Inc., Class A*	327	5,657
Provident Financial Holdings, Inc.	600	9,078
Provident Financial Services, Inc.	15,994	288,852
Pulaski Financial Corp.	2,040	25,153
Radian Group, Inc.(a)	24,936	416,930
SI Financial Group, Inc.	2,065	23,004
Simplicity Bancorp, Inc.	2,068	35,466
Territorial Bancorp, Inc.(a)	2,302	49,608
Timberland Bancorp, Inc.	2,600	27,560
Tree.com, Inc.*	900	43,506
Trustco Bank Corp. NY	23,424	170,058
United Community Financial Corp.	3,865	20,755
United Financial Bancorp, Inc.	13,701	196,746
Walker & Dunlop, Inc.*	5,252	92,120

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Washington Federal, Inc.	26,976	$597,518
Waterstone Financial, Inc.(a)	8,664	113,932
Westfield Financial, Inc.	5,000	36,700
WSFS Financial Corp.	1,002	77,044
		6,848,316
Tobacco — 0.1%
Alliance One International, Inc.*	17,922	28,317
Universal Corp.(a)	5,600	246,288
Vector Group Ltd.(a)	1,092	23,270
		297,875
Trading Companies & Distributors — 1.2%
Aceto Corp.	8,918	193,521
Aircastle Ltd.	15,000	320,550
Applied Industrial Technologies, Inc.	12,273	559,526
Beacon Roofing Supply, Inc.*	13,609	378,330
CAI International, Inc.*	4,585	106,372
DXP Enterprises, Inc.*	3,100	156,643
GATX Corp.	13,489	776,157
H&E Equipment Services, Inc.	10,384	291,687
Houston Wire & Cable Co.	5,746	68,665
Kaman Corp., Class A	7,224	289,610
Lawson Products, Inc.*	1,575	41,848
MRC Global, Inc.*	7,875	119,306
Rush Enterprises, Inc., Class A(a)*	8,947	286,751
TAL International Group, Inc.*	10,591	461,450
Textainer Group Holdings Ltd.	13,035	447,361
Titan Machinery, Inc.(a)*	3,710	51,717
Watsco, Inc.	966	103,362
Willis Lease Finance Corp.*	900	19,710
		4,672,566
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc.(a)*	23,396	327,076
Water Utilities — 0.2%
American States Water Co.	9,573	360,519
Artesian Resources Corp., Class A	1,300	29,367
California Water Service Group(a)	11,688	287,642
Connecticut Water Service, Inc.	1,900	68,951
Consolidated Water Co., Ltd.(a)	2,822	30,139
Middlesex Water Co.(a)	2,337	53,891
SJW Corp.	4,400	141,328
York Water Co.(a)	1,271	29,500
		1,001,337
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)*	4,503	34,538
NTELOS Holdings Corp.(a)	3,570	14,958
Shenandoah Telecommunications Co.(a)	9,912	309,750
Spok Holdings, Inc.	4,000	69,440
Telephone & Data Systems, Inc.	18,342	463,136
		891,822
TOTAL COMMON STOCKS
(Identified Cost $269,380,032)		396,855,042

RIGHTS & WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Community Health Systems, Inc., expires 1/4/16*	50,175	1,255

Pharmaceuticals — 0.0%
FRD Acquisition Co.(b)*	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 6/30/11(b)(c)*	13,728	—
		—
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc., expires 3/31/17*	2,600	6,552

TOTAL RIGHTS & WARRANTS
(Identified Cost $22,581)		7,807

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,070,153	1,070,153
		1,070,154
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,070,154)		1,070,154

COLLATERAL FOR SECURITIES ON LOAN — 19.3%
State Street Navigator Securities
Lending Prime Portfolio	76,978,136	76,978,136

TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $76,978,136)		76,978,136

Total Investments — 119.2%
(Identified Cost $347,450,903)#		474,911,139
Liabilities, Less Cash and Other Assets — (19.2%)		(76,348,753)
Net Assets — 100.0%		$398,562,386

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2014, the market value of the securities on loan was $82,280,811.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#

At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $347,450,903. Net unrealized appreciation aggregated $127,460,236 of which $146,404,552 related to appreciated investment securities and $18,944,316 related to depreciated investment securities.

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Australia — 5.7%
Alumina Ltd.*	331,073	$485,167
AMP Ltd.	19,581	87,923
Asciano Ltd.	327,641	1,618,291
ASX Ltd.	3,238	97,122
Bank of Queensland Ltd.	31,710	315,316
Bendigo and Adelaide Bank Ltd.(a)	52,516	549,217
BHP Billiton Ltd.	16,244	389,493
BlueScope Steel Ltd.*	66,691	305,445
Boral Ltd.	154,095	666,757
Caltex Australia Ltd.	45,746	1,277,642
Echo Entertainment Group Ltd.	139,940	432,996
Fairfax Media Ltd.	358,477	256,078
Fortescue Metals Group Ltd.(a)	181,275	405,500
GrainCorp Ltd.	3,165	21,317
Harvey Norman Holdings Ltd.(a)	61,690	169,222
Incitec Pivot Ltd.	170,218	443,301
Leighton Holdings Ltd.	2,976	54,666
Lend Lease Group	88,395	1,183,517
Macquarie Group Ltd.	95,501	4,544,696
Metcash Ltd.(a)	39,871	60,382
National Australia Bank Ltd.	177,040	4,856,390
New Hope Corp. Ltd.	3,441	6,939
Newcrest Mining Ltd.*	129,984	1,155,635
Orica Ltd.	15,019	232,356
Origin Energy Ltd.	176,193	1,678,659
Primary Health Care Ltd.	74,130	285,048
Qantas Airways Ltd.*	206,963	405,515
QBE Insurance Group Ltd.	196,459	1,797,962
Rio Tinto Ltd.	38,907	1,842,293
Santos Ltd.	173,598	1,169,234
Seven Group Holdings Ltd.	5,495	26,109
Sims Metal Management Ltd.(a)	38,790	380,968
Suncorp Group Ltd.	111,763	1,282,881
TABCORP Holdings Ltd.	156,747	531,068
Tatts Group Ltd.	311,149	878,916
Toll Holdings Ltd.(a)	145,327	698,819
Treasury Wine Estates Ltd.	105,063	409,139
Wesfarmers Ltd.	161,748	5,509,169
Woodside Petroleum Ltd.	60,525	1,878,173
WorleyParsons Ltd.	7,306	60,123
		38,449,444
Austria — 0.0%
OMV AG	4,838	128,852
Raiffeisen Bank International AG(a)	8,878	134,661
		263,513
Belgium — 1.4%
Ageas	30,178	1,077,431
Belgacom SA	2,012	73,282
Colruyt SA	6,544	304,627
Delhaize Group SA(a)	27,093	1,981,131
KBC Groep NV*	20,202	1,136,591
Solvay SA	17,225	2,342,766
UCB SA	25,292	1,934,210
Umicore SA	20,552	828,260
		9,678,298
Canada — 8.6%
Agnico Eagle Mines Ltd.(a)	32,356	805,341
Agrium, Inc.(a)	30,322	2,872,100
Bank of Montreal	33,457	2,366,414
Barrick Gold Corp.	249,132	2,678,169
Blackberry Ltd.*	18,976	208,356
Blackberry Ltd.(a)*	35,700	391,477
Bonavista Energy Corp.(a)	1,300	8,168
Cameco Corp.(a)	36,048	591,078
Cameco Corp.(a)	20,557	337,340
Canadian Natural Resources Ltd.	121,797	3,765,664
Canadian Natural Resources Ltd.	81,115	2,504,831
Canadian Tire Corp. Ltd., Class A	21,440	2,265,059
Catamaran Corp.*	8,886	459,851
Cenovus Energy, Inc.	3,169	65,345
Crescent Point Energy Corp.(a)	45,909	1,063,360
Crescent Point Energy Corp.(a)	10,100	233,916
Eldorado Gold Corp.	8,475	51,647
Eldorado Gold Corp.	49,079	298,400
Empire Co., Ltd., Class A	7,800	588,256
Encana Corp.	26,955	373,866
Enerplus Corp.(a)	30,268	291,529
Enerplus Corp.(a)	1,276	12,250
Ensign Energy Services, Inc.	16,271	142,851
Fairfax Financial Holdings Ltd.	3,801	1,991,714
First Quantum Minerals Ltd.	116,246	1,651,938
Genworth MI Canada, Inc.(a)	7,768	247,255
George Weston Ltd.	6,033	521,098
Goldcorp, Inc.	50,251	930,649
Goldcorp, Inc.	8,798	162,889
Hudson's Bay Co.	3,036	64,180
Husky Energy, Inc.(a)	65,750	1,556,313
Industrial Alliance Insurance & Financial
Services, Inc.	20,367	778,883
Kinross Gold Corp.*	265,454	744,861
Loblaw Cos., Ltd.	7,193	384,910
Lundin Mining Corp.*	34,562	170,162
Magna International, Inc.	17,056	1,848,149
Manulife Financial Corp.	243,493	4,648,541
MEG Energy Corp.*	10,380	174,668
Pacific Rubiales Energy Corp.(a)	60,633	375,238
Pan American Silver Corp.(a)	5,106	47,113
Pan American Silver Corp.(a)	4,250	39,100
Pengrowth Energy Corp.(a)	59,396	187,114
Penn West Petroleum Ltd.(a)	73,651	154,047
Precision Drilling Corp.(a)	40,259	244,645
Precision Drilling Corp.	32,732	198,356
Sun Life Financial, Inc.	38,391	1,385,222
Suncor Energy, Inc.(a)	259,369	8,237,834
Suncor Energy, Inc.	27,648	878,653
Talisman Energy, Inc.	199,277	1,560,872
Talisman Energy, Inc.	59,230	463,771
Teck Resources Ltd., Class B	75,600	1,033,334
Thomson Reuters Corp.(a)	76,202	3,074,185
TMX Group Ltd.(a)	1,166	50,783
TransAlta Corp.(a)	32,569	294,910
TransAlta Corp.(a)	34,686	314,255
Turquoise Hill Resources Ltd.*	84,222	261,088
Whitecap Resources, Inc.(a)	10,413	102,535
Yamana Gold, Inc.(a)	126,739	511,625
		57,666,158
Denmark — 1.2%
A P Moller - Maersk A/S, Class A	426	827,158
A P Moller - Maersk A/S, Class B	1,365	2,743,551
Carlsberg A/S, Class B	22,119	1,720,800
Danske Bank A/S	40,238	1,094,467
H Lundbeck A/S	6,315	126,004
Rockwool International A/S, B Shares	570	64,414
TDC A/S	215,022	1,650,105
Vestas Wind Systems A/S*	1,392	51,229
		8,277,728
Finland — 0.9%
Fortum Oyj	134,262	2,919,474

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Finland (Continued)
Kesko Oyj, B Shares	6,878	$251,180
Neste Oil Oyj(a)	22,695	550,889
Stora Enso Oyj, R Shares	140,861	1,267,287
UPM-Kymmene Oyj	63,634	1,048,745
		6,037,575
France — 9.0%
AXA SA	318,289	7,396,723
BNP Paribas SA	61,658	3,675,253
Bollore SA(a)	102,200	466,225
Bollore SA*	400	1,805
Bouygues SA	54,784	1,987,416
Casino Guichard Perrachon SA	14,968	1,384,846
CGG, ADR(a)*	8,801	51,926
Cie de Saint-Gobain	94,495	4,028,328
Cie Generale des Etablissements Michelin	23,216	2,114,524
CNP Assurances	33,919	604,368
Credit Agricole SA	68,516	892,088
Eiffage SA	1,943	99,029
Electricite de France SA	35,074	968,723
GDF Suez	296,273	6,965,756
Lafarge SA	39,157	2,751,943
Lagardere SCA	17,497	457,321
Natixis	175,915	1,167,570
Orange SA	358,763	6,142,816
Peugeot SA*	99,606	1,231,799
Renault SA	59,687	4,371,735
Rexel SA	36,042	647,648
SCOR SE	18,898	576,147
Societe Generale SA	53,225	2,253,528
STMicroelectronics NV	153,924	1,154,786
Total SA	24,874	1,279,800
Vallourec SA	19,734	543,250
Vivendi SA*	298,408	7,470,924
		60,686,277
Germany — 7.5%
Allianz SE	75,950	12,622,920
Bayerische Motoren Werke AG	57,902	6,289,674
Celesio AG	6,399	206,896
Commerzbank AG*	126,955	1,686,769
Daimler AG	169,178	14,119,116
Deutsche Bank AG	7,197	217,588
Deutsche Bank AG(a)	71,402	2,143,488
Deutsche Lufthansa AG	51,143	855,878
E.On AG	182,553	3,135,651
Fraport AG Frankfurt Airport Services
Worldwide(a)	4,794	278,679
Hannover Rueckversicherung AG	5,624	510,195
HeidelbergCement AG	28,923	2,058,249
K+S AG(a)	38,493	1,067,345
Metro AG*	24,864	761,494
Muenchener Rueckversicherungs AG	14,968	3,002,069
OSRAM Licht AG(a)*	2,607	103,345
RWE AG	2,033	63,100
Talanx AG	13,218	404,180
Telefonica Deutschland Holding AG*	21,248	113,489
Volkswagen AG	4,984	1,086,163
		50,726,288
Hong Kong — 2.7%
Cathay Pacific Airways Ltd.	343,000	746,628
Cheung Kong Holdings Ltd.	43,000	723,630
FIH Mobile Ltd.(a)*	240,000	108,013
Guoco Group Ltd.	5,000	58,610
Hang Lung Group Ltd.	77,000	349,519
Hang Lung Properties Ltd.	103,000	288,891
Henderson Land Development Co., Ltd.	68,963	482,007
Hongkong & Shanghai Hotels Ltd. (The)	68,495	101,577
Hopewell Holdings Ltd.	81,000	296,126
Hutchison Whampoa Ltd.	266,000	3,064,884
Kerry Logistics Network Ltd.	30,250	48,059
Kerry Properties Ltd.	154,000	558,039
MTR Corp. Ltd.	102,000	418,278
New World Development Co., Ltd.	1,634,771	1,880,441
Noble Group Ltd.	1,239,000	1,066,289
Orient Overseas International Ltd.	45,000	263,745
Shangri-La Asia Ltd.	161,143	221,932
Sino Land Co., Ltd.	566,904	909,427
Sun Hung Kai Properties Ltd.	230,677	3,519,061
Swire Pacific Ltd., Series A	79,000	1,028,931
Swire Pacific Ltd., Series B	67,500	161,032
Tsim Sha Tsui Properties	60,907	144,675
Wharf Holdings Ltd. (The)	98,000	707,705
Wheelock & Co., Ltd.	269,000	1,255,737
		18,403,236
Ireland — 0.2%
Bank of Ireland*	2,785,283	1,054,914
Bank of Ireland(a)*	8,152	124,073
CRH PLC, ADR(a)	12,757	306,296
		1,485,283
Israel — 0.4%
Azrieli Group	589	19,374
Bank Hapoalim B.M.	243,823	1,150,197
Bank Leumi Le-Israel*	255,210	875,454
Israel Discount Bank Ltd., Series A*	99,938	160,136
Migdal Insurance & Financial Holding Ltd.	8,487	10,138
Mizrahi Tefahot Bank Ltd.*	14,135	148,217
Paz Oil Co., Ltd.	88	11,391
Teva Pharmaceutical Industries Ltd., ADR	1,855	106,681
		2,481,588
Italy — 1.9%
Banca Monte dei Paschi di Siena SpA*	121,974	69,369
Banco Popolare SC(a)*	38,974	474,435
Finmeccanica SpA*	25,420	237,925
Intesa Sanpaolo SpA	739,508	2,167,307
Mediobanca SpA	231,345	1,895,187
Telecom Italia SpA(a)*	2,399,582	2,560,988
UniCredit SpA	501,400	3,236,847
Unione di Banche Italiane SCPA	266,024	1,918,538
		12,560,596
Japan — 22.1%
77 Bank Ltd. (The)	44,000	233,996
Aeon Co., Ltd.(a)	200,400	2,030,267
Aisin Seiki Co., Ltd.	36,200	1,316,171
Alfresa Holdings Corp.(a)	25,000	304,725
Amada Co., Ltd.(a)	51,000	441,535
Aoyama Trading Co., Ltd.	5,900	130,235
Asahi Glass Co., Ltd.(a)	116,000	570,412
Asahi Kasei Corp.	351,000	3,239,527
Bank of Kyoto Ltd. (The)	45,000	380,197
Bank of Yokohama Ltd. (The)	204,000	1,119,462
Canon Marketing Japan, Inc.	8,000	136,784
Chiba Bank Ltd. (The)	107,000	709,284
Chugoku Bank Ltd. (The)	19,700	271,373
Citizen Holdings Co., Ltd.	64,400	502,167
Coca-Cola East Japan Co., Ltd.	3,000	46,360
Coca-Cola West Co., Ltd.	15,200	210,780
Cosmo Oil Co., Ltd.	111,000	158,466

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Dai Nippon Printing Co., Ltd.	108,000	$982,802
Dai-ichi Life Insurance Co., Ltd. (The)	109,100	1,676,850
Daicel Corp.	29,000	343,313
Daido Steel Co., Ltd.(a)	66,000	251,812
Daihatsu Motor Co., Ltd.(a)	20,700	272,878
Daishi Bank Ltd. (The)	40,000	133,912
Denki Kagaku Kogyo KK	67,000	248,355
DIC Corp.	133,000	323,117
Ebara Corp.	34,000	141,075
Fuji Media Holdings, Inc.	8,400	104,702
FUJIFILM Holdings Corp.	66,500	2,054,738
Fujikura Ltd.	65,000	271,331
Fukuoka Financial Group, Inc.	100,000	521,790
Fukuyama Transporting Co., Ltd.(a)	10,000	54,350
Furukawa Electric Co., Ltd.(a)	52,000	87,260
Glory Ltd.	11,200	305,761
Gunma Bank Ltd. (The)(a)	55,000	360,453
H2O Retailing Corp.(a)	14,000	224,762
Hachijuni Bank Ltd. (The)	48,000	312,172
Hankyu Hanshin Holdings, Inc.	168,000	910,269
Higo Bank Ltd. (The)	29,000	155,435
Hiroshima Bank Ltd. (The)	78,000	375,088
Hitachi Chemical Co., Ltd.	24,000	429,588
Hitachi Construction Machinery Co., Ltd.(a)	29,600	634,603
Hitachi High-Technologies Corp.	5,800	169,477
Hitachi Transport System Ltd.	7,700	95,205
Hokuhoku Financial Group, Inc.	200,000	407,414
Honda Motor Co., Ltd.	203,000	5,975,772
House Foods Group, Inc.(a)	8,700	151,368
Ibiden Co., Ltd.	32,600	486,632
Idemitsu Kosan Co., Ltd.	29,200	487,073
Iida Group Holdings Co., Ltd.	7,800	96,246
Isetan Mitsukoshi Holdings Ltd.(a)	41,600	523,039
ITOCHU Corp.	281,200	3,033,147
Iyo Bank Ltd. (The)(a)	38,700	423,574
J Front Retailing Co., Ltd.(a)	69,600	817,559
JFE Holdings, Inc.	92,200	2,075,231
Joyo Bank Ltd. (The)(a)	91,000	455,836
JSR Corp.(a)	2,400	41,596
Juroku Bank Ltd. (The)	33,000	117,916
JX Holdings, Inc.	507,400	1,990,120
K's Holdings Corp.(a)	3,900	103,214
Kagoshima Bank Ltd. (The)	22,000	139,406
Kamigumi Co., Ltd.	32,000	287,460
Kaneka Corp.	80,000	432,793
Kawasaki Kisen Kaisha Ltd.(a)	266,000	721,740
Keiyo Bank (The)	24,000	135,448
Kewpie Corp.	7,100	133,429
Kinden Corp.	3,000	30,631
Kirin Holdings Co., Ltd.(a)	26,900	336,194
Kobe Steel Ltd.	914,000	1,594,807
Konica Minolta, Inc.	142,000	1,570,796
Kuraray Co., Ltd.	76,400	878,938
Kurita Water Industries Ltd.	3,100	65,297
Kyocera Corp.	22,400	1,039,025
Lintec Corp.	2,100	46,969
LIXIL Group Corp.	32,900	701,508
Marubeni Corp.	292,800	1,771,516
Marui Group Co., Ltd.	27,800	253,909
Medipal Holdings Corp.	23,500	275,651
Mitsubishi Chemical Holdings Corp.	429,900	2,112,174
Mitsubishi Corp.	89,900	1,663,953
Mitsubishi Gas Chemical Co., Inc.(a)	45,000	228,043
Mitsubishi Logistics Corp.(a)	1,000	14,769
Mitsubishi Materials Corp.(a)	355,000	1,191,434
Mitsubishi Tanabe Pharma Corp.	22,900	338,395
Mitsubishi UFJ Financial Group, Inc.	955,000	5,298,026
Mitsubishi UFJ Financial Group, Inc., ADR	1,031,340	5,703,310
Mitsui & Co., Ltd.	56,700	767,566
Mitsui & Co., Ltd., ADR	2,885	773,887
Mitsui Chemicals, Inc.(a)	236,000	677,776
Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	144,039
Mitsui Mining & Smelting Co., Ltd.	39,000	95,400
Mitsui OSK Lines Ltd.(a)	266,000	797,245
Mizuho Financial Group, Inc.	4,432,400	7,493,413
MS&AD Insurance Group Holdings, Inc.	35,000	841,689
Nagase & Co., Ltd.	24,000	289,932
NEC Corp.	734,000	2,163,149
Nexon Co. Ltd.	2,500	23,481
NH Foods Ltd.	25,067	552,068
NHK Spring Co., Ltd.	30,800	271,538
Nikon Corp.(a)	53,700	719,108
Nippo Corp.	11,000	181,466
Nippon Electric Glass Co., Ltd.(a)	54,000	245,700
Nippon Express Co., Ltd.	246,000	1,261,012
Nippon Paper Industries Co., Ltd.(a)	30,700	444,942
Nippon Shokubai Co., Ltd.(a)	18,000	238,788
Nippon Steel Sumitomo Metal Corp.	1,348,275	3,387,009
Nippon Yusen KK	501,000	1,430,473
Nishi-Nippon City Bank Ltd. (The)	89,000	260,060
Nissan Motor Co., Ltd.	426,800	3,766,302
Nisshin Seifun Group, Inc.	26,099	254,933
Nisshinbo Holdings, Inc.	23,000	240,215
NOK Corp.	22,700	585,599
Nomura Holdings, Inc.	27,200	156,733
Nomura Real Estate Holdings, Inc.	16,600	287,985
North Pacific Bank Ltd.	32,000	125,029
NTN Corp.	145,000	651,277
NTT DOCOMO, Inc.	267,400	3,946,929
Obayashi Corp.(a)	83,000	542,570
Oji Holdings Corp.	226,000	816,981
Otsuka Holdings Co., Ltd.	19,600	591,862
Rengo Co., Ltd.(a)	5,000	20,746
Resona Holdings, Inc.	200,800	1,025,793
Ricoh Co., Ltd.	230,800	2,368,118
San-In Godo Bank Ltd. (The)	22,000	166,956
Sankyo Co., Ltd.(a)	6,900	239,063
SBI Holdings, Inc.(a)	25,400	281,186
Seino Holdings Co., Ltd.	23,000	233,879
Sekisui Chemical Co., Ltd.	40,000	485,891
Sekisui House Ltd.	141,500	1,874,775
Shiga Bank Ltd. (The)	30,000	161,546
Shinsei Bank Ltd.(a)	134,000	236,049
Shizuoka Bank Ltd. (The)	72,000	665,420
Showa Denko KK(a)	459,000	570,972
Showa Shell Sekiyu KK(a)	25,400	252,558
SKY Perfect JSAT Holdings, Inc.	36,000	214,894
Sojitz Corp.	145,400	205,148
Sompo Japan Nipponkoa Holdings, Inc.	28,400	723,396
Sony Corp., ADR(a)	187,979	3,847,930
Sumitomo Chemical Co., Ltd.(a)	491,000	1,963,508
Sumitomo Corp.	66,200	686,428
Sumitomo Dainippon Pharma Co., Ltd.	5,300	51,814
Sumitomo Electric Industries Ltd.	166,400	2,101,880
Sumitomo Forestry Co., Ltd.	38,000	375,622
Sumitomo Heavy Industries Ltd.	111,000	605,134
Sumitomo Metal Mining Co., Ltd.	62,000	936,884
Sumitomo Mitsui Financial Group, Inc.	225,900	8,251,064
Sumitomo Mitsui Trust Holdings, Inc.(a)	316,000	1,222,000
Sumitomo Rubber Industries Ltd.	42,800	643,179

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Suzuken Co., Ltd.	8,400	$234,229
Suzuki Motor Corp.	44,300	1,346,235
T&D Holdings, Inc.	165,100	2,009,649
Takashimaya Co., Ltd.	47,000	379,437
Takata Corp.(a)	1,800	21,955
TDK Corp.	38,700	2,313,341
Teijin Ltd.(a)	266,000	712,857
TOKAI RIKA Co., Ltd.	11,500	244,536
Tokio Marine Holdings, Inc.	60,700	1,993,350
Toppan Printing Co., Ltd.	80,000	525,630
Toshiba TEC Corp.	12,000	83,353
Tosoh Corp.	128,000	626,215
Toyo Seikan Group Holdings Ltd.	24,300	306,742
Toyobo Co., Ltd.	39,000	52,747
Toyoda Gosei Co., Ltd.	14,500	295,012
Toyota Boshoku Corp.	13,800	186,066
Toyota Tsusho Corp.	65,600	1,546,075
Ube Industries Ltd.(a)	247,000	371,181
UNY Group Holdings Co., Ltd.	39,000	199,591
Ushio, Inc.	8,800	93,157
Wacoal Holdings Corp.	14,000	142,829
Yamada Denki Co., Ltd.(a)	99,500	337,260
Yamaguchi Financial Group, Inc.	28,000	291,034
Yamaha Corp.	20,000	299,716
Yamato Kogyo Co., Ltd.	6,000	170,312
Yamazaki Baking Co., Ltd.(a)	31,000	385,106
Yokohama Rubber Co., Ltd. (The)	48,000	442,812
		148,442,613
Netherlands — 2.8%
Aegon NV	245,202	1,857,087
Akzo Nobel NV	2,421	168,887
ArcelorMittal	179,320	1,971,971
ArcelorMittal-NY Registered(a)	140,956	1,554,745
Fugro NV(a)	2,937	61,341
ING Groep NV*	513,355	6,727,437
Koninklijke Boskalis Westminster NV	13,814	759,726
Koninklijke DSM NV	49,658	3,042,890
Koninklijke KPN NV	84,575	268,950
Koninklijke Philips NV	78,119	2,282,849
TNT Express NV	2,208	14,804
		18,710,687
New Zealand — 0.1%
Auckland International Airport Ltd.	72,483	239,166
Contact Energy Ltd.	113,218	563,454
Fletcher Building Ltd.	20,687	133,936
		936,556
Norway — 0.8%
DnB ASA	136,278	2,024,148
Norsk Hydro ASA	226,696	1,290,887
Seadrill Ltd.(a)	25,488	304,327
SpareBank 1 SR-Bank ASA	20,527	144,595
Statoil ASA	14,731	259,319
Storebrand ASA*	79,418	311,150
Subsea 7 SA(a)	42,571	437,248
Yara International ASA	20,916	936,772
		5,708,446
Portugal — 0.0%
Banco Comercial Portugues SA*	140,026	11,132
Banco Espirito Santo SA(a)*	414,564	—
		11,132
Singapore — 1.1%
CapitaLand Ltd.	136,000	339,833
City Developments Ltd.	74,000	573,721
DBS Group Holdings Ltd.	136,896	2,128,908
Golden Agri-Resources Ltd.(a)	876,000	304,201
Hutchison Port Holdings Trust	883,000	609,270
Keppel Land Ltd.	134,000	345,963
Neptune Orient Lines Ltd.(a)*	150,749	95,594
Olam International Ltd.	82,000	125,044
OUE Ltd.	64,000	98,562
Singapore Airlines Ltd.	168,340	1,474,159
United Industrial Corp. Ltd.	125,343	316,989
UOL Group Ltd.	36,418	191,348
Venture Corp. Ltd.	42,000	249,530
Wilmar International Ltd.	204,000	498,970
		7,352,092
Spain — 2.7%
Acciona SA(a)*	7,271	494,463
Banco de Sabadell SA(a)	1,201,558	3,205,950
Banco Popular Espanol SA(a)	272,931	1,373,882
Banco Santander SA	219,629	1,859,272
CaixaBank SA	147,364	777,646
EDP Renovaveis SA(a)	24,994	163,439
Iberdrola SA	998,019	6,759,234
Mapfre SA(a)	293,051	997,508
Repsol SA(a)	119,940	2,256,099
		17,887,493
Sweden — 3.3%
Boliden AB	77,171	1,242,370
Holmen AB, B Shares	15,168	517,758
Meda AB, A Shares(a)	20,148	290,762
Nordea Bank AB	186,693	2,176,933
SSAB AB, A Shares(a)*	27,382	160,241
SSAB AB, B Shares	283,451	3,619,699
SSAB Svenskt Stal AB, Series B(a)*	17,977	92,727
Svenska Cellulosa AB, Series A	3,447	74,728
Svenska Cellulosa AB, Series B	158,011	3,423,499
Svenska Handelsbanken AB, A Shares	43,873	2,063,208
Swedbank AB, A Shares	49,945	1,252,541
Tele2 AB, B Shares	57,402	699,158
Telefonaktiebolaget LM Ericsson	392,300	4,748,030
Telefonaktiebolaget LM Ericsson, A Shares	698	7,902
TeliaSonera AB	232,857	1,505,473
		21,875,029
Switzerland — 10.7%
ABB Ltd.*	225,349	4,791,670
Adecco SA*	46,946	3,251,088
Aryzta AG*	22,771	1,762,451
Baloise Holding AG	10,052	1,292,140
Cie Financiere Richemont SA	27,852	2,487,686
Clariant AG*	72,927	1,226,453
Credit Suisse Group AG*	108,831	2,745,405
Givaudan SA*	376	678,101
Holcim Ltd.*	63,904	4,586,150
Julius Baer Group Ltd.*	33,590	1,547,735
Lonza Group AG*	12,152	1,371,409
Novartis AG	218,398	20,286,718
OC Oerlikon Corp. AG*	10,340	130,004
Sulzer AG	3,546	378,069
Swatch Group AG (The)	1,314	113,663
Swatch Group AG (The)	3,272	1,461,901
Swiss Life Holding AG*	3,536	840,787
Swiss Re AG*	80,138	6,742,651
Syngenta AG	7,447	2,396,942
UBS Group AG*	318,461	5,474,249

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland (Continued)
Zurich Insurance Group AG*	25,793	$8,086,580
		71,651,852
United Kingdom — 16.2%
Anglo American PLC	256,085	4,791,608
Barclays PLC	657,351	2,494,774
Barclays PLC, ADR(a)	282,969	4,247,365
Barratt Developments PLC	61,728	453,146
BP PLC, ADR(a)	595,785	22,711,324
Carnival PLC(a)	29,821	1,341,647
Carnival PLC, ADR	13,345	607,138
Friends Life Group Ltd.	212,339	1,211,946
Glencore PLC*	509,503	2,372,806
HSBC Holdings PLC	185,329	1,757,965
HSBC Holdings PLC, ADR	254,297	12,010,447
Investec PLC	75,983	641,283
J Sainsbury PLC(a)	294,995	1,134,276
Kingfisher PLC	681,910	3,618,921
Lloyds Banking Group PLC*	2,506,653	2,962,190
Lloyds Banking Group PLC, ADR(a)*	52,027	241,405
Old Mutual PLC	674,385	2,002,340
Pearson PLC, ADR(a)	27,747	511,932
Royal Bank of Scotland Group PLC*	53,725	330,254
Royal Bank of Scotland Group PLC,
ADR(a)*	45,126	546,476
Royal Dutch Shell PLC, A Shares	4,933	165,574
Royal Dutch Shell PLC, ADR(a)	227,594	15,831,439
Royal Dutch Shell PLC, ADR	116,399	7,792,913
RSA Insurance Group PLC*	11,163	75,684
Standard Chartered PLC	325,426	4,884,426
Vedanta Resources PLC	2,183	19,547
Vodafone Group PLC	3,655,264	12,684,590
WM Morrison Supermarkets PLC(a)	534,365	1,534,132
		108,977,548

TOTAL COMMON STOCKS (Identified Cost $635,625,868)		668,269,432

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Porsche Automobil Holding SE	2,494	202,680

TOTAL PREFERRED STOCKS (Identified Cost $153,233)		202,680

RIGHTS & WARRANTS — 0.0%
Australia — 0.0%
Harvey Norman Holdings Ltd., expires 12/15/14*	999	811

Spain — 0.0%
Repsol SA, expires 1/8/15(a)*	119,940	66,326
Caixabank SA, expires 12/9/14*	28	2
		66,328
TOTAL RIGHTS & WARRANTS (Identified Cost $2,000)		67,139

SHORT-TERM INVESTMENTS — 0.5%
United States — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	3,596,240	3,596,240
		3,596,241
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,596,241)		3,596,241

COLLATERAL FOR SECURITIES ON LOAN — 12.4%
Short-Term — 12.4%
State Street Navigator Securities Lending
Prime Portfolio	83,323,393	83,323,393
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $83,323,393)		83,323,393

Total Investments — 112.3% (Identified Cost $722,700,735)#		755,458,885
Liabilities, Less Cash and Other Assets — (12.3%)		(82,596,421)
Net Assets — 100.0%		$672,862,464

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2014, the market value of the securities on loan was $80,302,255.
#	At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $722,700,735. Net unrealized appreciation aggregated $32,758,150 of which $92,864,104 related to appreciated investment securities and $60,105,954 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Brazil — 5.4%
ALL - America Latina Logistica SA	34,300	$65,292
Banco do Brasil SA	110,081	984,360
BM&FBOVESPA SA	237,631	880,545
Cosan SA Industria e Comercio	11,800	128,068
Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,200	204,707
Duratex SA	25,081	75,766
Embraer SA, ADR	15,259	562,447
Ez Tec Empreendimentos e Participacoes SA	7,700	63,727
Fibria Celulose SA*	7,700	94,172
Fibria Celulose SA, ADR(a)*	42,916	520,571
Gerdau SA	17,300	52,326
Gerdau SA, ADR(a)	143,910	510,880
Hypermarcas SA*	34,500	216,095
JBS SA	120,312	506,920
Klabin SA	31,300	171,796
Magnesita Refratarios SA	7,500	5,840
Marfrig Global Foods SA*	38,390	88,097
MRV Engenharia e Participacoes SA	30,800	86,901
PDG Realty SA Empreendimentos e Participacoes*	3,755	1,215
Petroleo Brasileiro SA	23,892	86,195
Petroleo Brasileiro SA, ADR	154,811	1,130,120
Porto Seguro SA	8,300	94,921
Sul America SA	23,000	111,703
Usinas Siderurgicas de Minas Gerais SA*	25,400	117,531
Vale SA	209,739	1,728,757
Vale SA, ADR(a)	9,400	76,892
		8,565,844
Chile — 1.8%
CAP SA	6,379	28,369
Cencosud SA	88,034	216,872
Cencosud SA, ADR(a)	28,050	215,704
Empresas CMPC SA	146,491	368,026
Empresas COPEC SA	9,039	102,022
Enersis SA, ADR	68,236	1,093,823
Gasco SA	200	1,713
Grupo Security SA	133,299	47,420
Inversiones Aguas Metropolitanas SA	36,299	56,229
Latam Airlines Group SA, ADR(a)*	49,283	590,410
Ripley Corp. SA	107,262	51,961
Sigdo Koppers SA	10,144	15,712
Sociedad Matriz SAAM SA	240,287	18,577
		2,806,838
China — 16.4%
Agile Property Holdings Ltd.(a)	227,091	129,437
Agricultural Bank of China Ltd., H Shares	2,808,000	1,419,453
Air China Ltd., H Shares	182,000	146,686
Aluminum Corp. of China Ltd., H Shares(a)*	256,000	117,854
Angang Steel Co., Ltd., H Shares	78,000	66,386
Bank of China Ltd., H Shares	6,314,902	3,558,655
Bank of Communications Co., Ltd., H Shares	662,400	615,876
BYD Electronic International Co., Ltd.	47,500	46,001
Chaoda Modern Agriculture Holdings Ltd.(a)*	62,354	1,746
China Agri-Industries Holdings Ltd.	167,700	67,256
China BlueChemical Ltd., H Shares	192,000	67,345
China Citic Bank Corp. Ltd., H Shares	664,000	531,738
China Coal Energy Co., Ltd., H Shares(a)	481,000	301,453
China Communication Services Corp. Ltd., H Shares	353,600	165,522
China Communications Construction Co., Ltd., H Shares	453,000	543,274
China Construction Bank Corp., H Shares	4,676,810	3,829,669
China Everbright Ltd.	72,000	171,954
China High Speed Transmission Equipment Group Co., Ltd.*	100,000	62,156
China Hongqiao Group Ltd.	162,500	109,176
China Lumena New Materials Corp.(a)(b)*	224,000	13,542
China Merchants Bank Co., Ltd., H Shares	351,000	880,821
China Merchants Holdings International Co., Ltd.	100,353	337,113
China Minsheng Banking Corp. Ltd., H Shares(a)	266,400	350,407
China National Building Material Co., Ltd., H Shares(a)	394,000	382,586
China National Materials Co., Ltd., H Shares	121,000	36,512
China Overseas Grand Oceans Group Ltd.(a)	77,000	39,122
China Petroleum & Chemical Corp., ADR	14,038	1,137,218
China Petroleum & Chemical Corp., H Shares	372,400	300,143
China Railway Construction Corp. Ltd., H Shares	183,500	233,793
China Railway Group Ltd., H Shares	398,000	327,447
China Resources Enterprise Ltd.	58,000	121,764
China Shanshui Cement Group Ltd.(a)	125,000	59,803
China Shenhua Energy Co., Ltd.	281,500	831,288
China Shipping Container Lines Co., Ltd., H Shares(a)*	194,200	61,105
China Southern Airlines Co., Ltd., H Shares	198,000	94,217
China Travel International Investment Hong Kong Ltd.	208,000	72,153
China Unicom Hong Kong Ltd.	54,000	72,282
China Unicom Hong Kong Ltd., ADR	51,381	691,074
China Yurun Food Group Ltd.(a)*	170,000	69,275
China ZhengTong Auto Services Holdings Ltd.	91,500	40,236
China Zhongwang Holdings Ltd.(a)	154,000	68,315
Chongqing Rural Commercial Bank Co., Ltd., H Shares(a)	179,000	111,721
CITIC Ltd.	23,000	39,151
Citic Resources Holdings Ltd.(a)*	150,000	19,150
COSCO Pacific Ltd.	158,680	225,907
Country Garden Holdings Co., Ltd.	481,000	190,424
Dalian Port PDA Co., Ltd., H Shares	86,000	28,280
Evergrande Real Estate Group Ltd.(a)	700,000	284,346
Franshion Properties China Ltd.(a)	522,000	149,438
Glorious Property Holdings Ltd.*	228,000	34,988
GOME Electrical Appliances Holding Ltd.(a)	1,108,000	165,743
Greentown China Holdings Ltd.(a)	76,000	75,562
Guangshen Railway Co., Ltd., ADR	3,500	84,455
Guangzhou Automobile Group Co., Ltd., H Shares	64,870	58,975
Guangzhou R&F Properties Co., Ltd.(a)	144,800	177,764
Harbin Electric Co., Ltd., H Shares	54,000	33,704
Hopson Development Holdings Ltd.*	58,000	53,104
Industrial & Commercial Bank of China Ltd., H Shares	3,297,000	2,406,430
Jiangxi Copper Co., Ltd., H Shares	131,000	224,002
Kaisa Group Holdings Ltd.(a)	172,000	35,488
Kingboard Chemical Holdings Ltd.	97,500	164,708
Kingboard Laminates Holdings Ltd.	50,000	18,441

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
KWG Property Holding Ltd.(a)	147,500	$101,001
Longfor Properties Co. Ltd.	89,500	116,107
Maoye International Holdings Ltd.	82,000	13,218
Metallurgical Corp. of China Ltd., H Shares	423,000	140,734
Mingfa Group International Co., Ltd.*	91,000	27,812
MMG Ltd.	88,000	27,235
New World China Land Ltd.(a)	304,800	180,805
Nine Dragons Paper Holdings Ltd.(a)	197,000	172,748
Poly Property Group Co., Ltd.	229,000	94,203
Renhe Commercial Holdings Co., Ltd.(a)*	726,000	31,363
Semiconductor Manufacturing International Corp.*	1,420,000	130,012
Semiconductor Manufacturing International Corp., ADR(a)*	2,052	9,275
Shanghai Industrial Holdings Ltd.	74,000	221,867
Shenzhen International Holdings Ltd.	31,001	45,494
Shenzhen Investment Ltd.	340,072	98,233
Shimao Property Holdings Ltd.	130,500	292,481
Shougang Fushan Resources Group Ltd.	344,000	74,082
Shui On Land Ltd.(a)	488,541	116,550
Sino-Ocean Land Holdings Ltd.	307,712	176,183
Sinotrans Ltd., H Shares	37,000	24,811
Sinotrans Shipping Ltd.*	97,073	23,284
Sinotruk Hong Kong Ltd.	60,000	33,502
Skyworth Digital Holdings Ltd.	234,849	127,802
Soho China Ltd.	205,000	145,132
TCC International Holdings Ltd.	64,000	24,677
Tian An China Investment Co., Ltd.	10,000	6,319
Travelsky Technology Ltd., H Shares	33,500	36,202
Yanzhou Coal Mining Co., Ltd., ADR	4,285	36,123
Yanzhou Coal Mining Co., Ltd., H Shares(a)	204,000	173,099
Yuexiu Property Co., Ltd.(a)	1,077,033	208,333
Zoomlion Heavy Industry Science and
Technology Co., Ltd., H Shares(a)	127,400	96,930
		25,759,251
Colombia — 0.5%
Almacenes Exito SA	2,474	30,398
Cementos Argos SA	21,748	93,343
Grupo Argos SA	20,588	177,595
Grupo de Inversiones Suramericana SA	22,514	378,944
Grupo Nutresa SA	11,354	136,639
		816,919
Czech Republic — 0.4%
CEZ AS	23,454	605,497
Unipetrol, AS*	14,712	83,867
		689,364
Greece — 0.2%
Alpha Bank AE*	46,386	26,268
Ellaktor SA*	11,652	30,032
GEK Terna Holding Real Estate Construction SA*	8,282	18,941
Hellenic Petroleum SA*	13,701	63,000
Marfin Investment Group Holdings SA*	45,244	10,402
Mytilineos Holdings SA*	16,096	90,373
Piraeus Bank SA*	52,422	57,724
Titan Cement Co. SA	299	6,936
		303,676
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	3,816	168,416
OTP Bank PLC	21,318	310,576
		478,992
India — 8.1%
Adani Enterprises Ltd.	23,158	178,301
Adani Power Ltd.*	72,349	50,775
Aditya Birla Nuvo Ltd.	5,806	155,446
Allahabad Bank Ltd.	1,836	3,858
Apollo Tyres Ltd.	25,448	90,004
Arvind Ltd.	33,368	149,362
Ashok Leyland Ltd.*	65,656	53,567
Bajaj Finserv Ltd.	4,450	92,211
Bajaj Holdings and Investment Ltd.	6,231	138,203
Bank of Baroda	4,881	83,898
Bank of India	22,041	105,417
Bharat Electronics Ltd.	991	46,314
Bharat Heavy Electricals Ltd.	98,056	414,764
Bharti Airtel Ltd.	66,155	368,911
Biocon Ltd.	7,792	52,599
Cairn India Ltd.	81,823	311,037
Canara Bank	5,493	39,046
Central Bank Of India*	6,316	9,140
Corporation Bank	147	782
Crompton Greaves Ltd.	49,779	147,825
DLF Ltd.	86,664	189,055
EID Parry India Ltd.*	7,288	23,236
Essar Ports Ltd.	2,998	4,987
Federal Bank Ltd.	48,135	115,834
GAIL India Ltd.	63,600	448,366
GAIL India Ltd., GDR	155	6,572
Great Eastern Shipping Co., Ltd. (The)	8,730	50,204
Gujarat State Petronet Ltd.	2,936	5,275
Hexa Tradex Ltd.*	2,323	863
Hindalco Industries Ltd.	185,448	462,426
ICICI Bank Ltd.	40,740	227,346
ICICI Bank Ltd., ADR	74,950	865,672
IDBI Bank Ltd.	16,131	18,668
Idea Cellular Ltd.	36,490	88,880
IDFC Ltd.	28,677	71,531
IFCI Ltd.	14,171	8,509
Indiabulls Housing Finance Ltd.	1,875	13,651
Indian Bank	12,173	42,041
Indian Hotels Co., Ltd.*	47,733	95,167
ING Vysya Bank Ltd.	770	10,583
Jaiprakash Associates Ltd.*	179,807	71,641
Jammu & Kashmir Bank Ltd. (The)	24,690	58,496
Jaypee Infratech Ltd.*	42,410	14,412
Jindal Steel & Power Ltd.	60,136	144,380
JSW Energy Ltd.	56,949	92,656
JSW Steel Ltd.	18,080	299,975
Karur Vysya Bank Ltd. (The)	2,292	20,769
Mphasis Ltd.	5,447	33,481
National Aluminium Co., Ltd.	72,404	61,195
Oriental Bank of Commerce	7,526	40,335
Petronet LNG Ltd.	28,705	94,997
Piramal Enterprises Ltd.	7,540	99,645
Prestige Estates Projects Ltd.	5,865	22,169
Reliance Capital Ltd.	8,971	70,250
Reliance Communications Ltd.*	78,208	99,305
Reliance Industries Ltd.	178,046	2,516,154
Reliance Industries Ltd., GDR(c)	10,203	287,725
Reliance Power Ltd.*	143,514	140,735
Sesa Sterlite Ltd.	132,204	448,621
Sesa Sterlite Ltd., ADR	19,540	265,353
Sintex Industries Ltd.	2,823	4,280
Sobha Ltd.	6,105	46,801
State Bank of India	122,850	608,679
State Bank of India Ltd., GDR	2,800	138,180
Syndicate Bank	19,381	40,375
See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Tata Chemicals Ltd.	12,834	$88,423
Tata Global Beverages Ltd.	50,870	121,529
Tata Motors Ltd.	79,816	626,288
Tata Steel Ltd.	58,864	372,222
Tube Investments of India Ltd.	8,245	46,370
TV18 Broadcast Ltd.*	108,396	52,719
Union Bank of India	22,062	83,411
UPL Ltd.	50,040	274,963
Videocon Industries Ltd.	3,464	8,800
Wockhardt Ltd.	6,656	106,600
		12,742,260
Indonesia — 2.5%
Adaro Energy Tbk PT	2,481,500	208,378
Alam Sutera Realty Tbk PT	2,147,000	97,079
Aneka Tambang Tbk PT	967,000	83,153
Bank Danamon Indonesia Tbk PT	378,773	138,389
Bank Mandiri Tbk PT	485,700	422,561
Bank Negara Indonesia Persero Tbk PT	1,013,766	499,312
Bank Pan Indonesia Tbk PT*	1,140,000	107,235
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	143,000	8,429
Bank Tabungan Negara Tbk PT	401,090	39,024
Bumi Resources Tbk PT*	318,500	2,057
Bumi Serpong Damai Tbk PT	821,700	119,755
Ciputra Development Tbk PT	1,821,500	183,841
Gajah Tunggal Tbk PT	517,400	59,531
Garuda Indonesia Persero Tbk PT*	400,470	17,946
Global Mediacom Tbk PT	1,015,500	116,842
Hanson International Tbk PT*	675,600	37,912
Holcim Indonesia Tbk PT	213,000	37,578
Indah Kiat Pulp and Paper Corp., Tbk PT	344,500	29,068
Indika Energy Tbk PT*	43,500	1,791
Indo Tambangraya Megah Tbk PT	64,900	80,568
Indofood Sukses Makmur Tbk PT	679,400	370,283
Intiland Development Tbk PT	182,800	9,594
Japfa Comfeed Indonesia Tbk PT	370,000	28,381
Lippo Karawaci Tbk PT	3,997,075	329,190
Matahari Putra Prima Tbk PT	125,200	30,832
Medco Energi Internasional Tbk PT	326,300	100,116
MNC Investama Tbk PT	4,346,200	101,417
Multipolar Tbk PT	466,200	31,431
Panin Financial Tbk PT*	539,300	13,020
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	519,500	79,278
Salim Ivomas Pratama Tbk PT	964,200	54,886
Sentul City Tbk PT*	15,100	127
Sinar Mas Multiartha Tbk PT	7,500	2,213
Timah Tbk PT	762,382	75,715
United Tractors Tbk PT	223,700	313,379
Vale Indonesia Tbk PT	529,100	154,864
		3,985,175
Korea — 14.5%
BS Financial Group, Inc.	11,392	150,283
CJ Corp.	477	67,700
CJ E&M Corp.*	1,328	46,154
Daelim Industrial Co., Ltd.	2,608	156,126
Daewoo Engineering & Construction Co., Ltd.*	9,082	48,668
Daewoo Securities Co., Ltd.*	17,416	155,756
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	12,811	217,373
Daishin Securities Co., Ltd.	3,000	25,902
Daou Technology, Inc.	2,100	22,831
DGB Financial Group, Inc.	11,720	120,489
Dongkuk Steel Mill Co., Ltd.	5,154	27,478
Doosan Corp.	1,027	96,706
Doosan Heavy Industries & Construction Co., Ltd.	9,647	207,571
Doosan Infracore Co., Ltd.*	19,039	168,366
E-Mart Co., Ltd.	2,700	498,658
GS Holdings Corp.	5,365	195,242
Halla Holdings Corp.	445	28,138
Hana Financial Group, Inc.	24,268	706,524
Handsome Co., Ltd.	1,970	58,339
Hanil Cement Co., Ltd.	309	40,904
Hanjin Kal Corp.*	2,970	82,954
Hanjin Transportation Co., Ltd.	384	18,935
Hansol Paper Co., Ltd.	2,970	28,777
Hanwha Chem Corp.	10,960	117,662
Hanwha Corp.	5,740	163,194
Hanwha Life Insurance Co., Ltd.	27,531	207,644
Hyosung Corp.	3,657	227,575
Hyundai Department Store Co., Ltd.	1,866	208,814
Hyundai Development Co.	7,680	270,405
Hyundai Engineering & Construction Co., Ltd.	2,604	99,739
Hyundai Heavy Industries Co., Ltd.	3,490	365,146
Hyundai Motor Co.	19,401	2,983,004
Hyundai Securities Co.*	1,741	10,961
Hyundai Steel Co.	9,413	543,807
Industrial Bank of Korea	31,915	409,409
KB Financial Group, Inc.	1,370	45,058
KB Financial Group, Inc., ADR*	31,479	1,026,845
KCC Corp.	336	158,959
Kia Motors Corp.	9,969	474,347
Kolon Industries, Inc.	2,786	122,552
Korea Investment Holdings Co., Ltd.	4,550	200,769
Korean Reinsurance Co.	13,690	134,515
Kwangju Bank*	1,074	9,410
Kyongnam Bank*	1,641	17,766
LF Corp.	2,480	67,463
LG Corp.	11,086	617,262
LG Display Co., Ltd.*	4,160	127,357
LG Display Co., Ltd., ADR*	55,508	840,946
LG Electronics, Inc.	16,319	877,453
LG International Corp.	3,030	79,117
LG Uplus Corp.	14,627	153,037
LIG Insurance Co., Ltd.	3,195	79,646
Lotte Chemical Corp.	2,545	370,468
Lotte Chilsung Beverage Co., Ltd.	73	98,626
Lotte Confectionery Co., Ltd.	82	132,794
Lotte Shopping Co., Ltd.	1,649	409,568
LS Corp.	2,043	100,928
Mirae Asset Securities Co., Ltd.	3,255	127,191
Nong Shim Co., Ltd.	100	22,972
OCI Co., Ltd.*	1,631	116,633
Poongsan Corp.	2,070	47,176
POSCO	1,589	398,280
POSCO, ADR	30,423	1,941,292
S-Oil Corp.	2,353	103,612
Samsung C&T Corp.	11,993	671,036
Samsung Electro-Mechanics Co., Ltd.	2,485	123,668
Samsung Heavy Industries Co., Ltd.	6,576	119,357
Samsung SDI Co., Ltd.	4,281	451,800
Samsung Securities Co., Ltd.	3,963	160,626
Samsung Techwin Co., Ltd.	1,244	26,993
Samyang Holdings Corp.	204	16,648
Seah Besteel Corp.	1,570	39,852
SeAH Steel Corp.	130	9,391

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Shinhan Financial Group Co., Ltd.	11,620	$469,917
Shinhan Financial Group Co., Ltd., ADR*	24,410	985,920
Shinsegae Co., Ltd.	895	147,382
SK Broadband Co., Ltd.*	9,891	39,415
SK Chemicals Co., Ltd.	1,968	114,590
SK Gas Co., Ltd.	589	51,872
SK Holdings Co., Ltd.	3,895	579,386
SK Innovation Co., Ltd.	5,551	429,778
SK Networks Co., Ltd.*	13,860	112,731
SKC Co., Ltd.	1,467	35,502
Sungwoo Hitech Co., Ltd.	5,817	61,920
Taekwang Industrial Co., Ltd.	36	37,862
Tongyang Life Insurance	3,790	37,067
Woori Bank*	14,154	128,772
Woori Bank, ADR(a)*	3,083	83,210
Woori Investment & Securities Co., Ltd.	15,300	142,678
Young Poong Corp.	19	21,400
		22,778,049
Malaysia — 3.8%
Affin Holdings Berhad	125,970	104,480
AirAsia BHD	307,900	239,522
Alliance Financial Group Berhad	97,000	130,387
AMMB Holdings Berhad	222,187	419,401
Batu Kawan Berhad	18,800	93,234
Berjaya Corp. Berhad	442,500	51,888
Berjaya Land Berhad	215,200	49,238
Boustead Holdings Berhad	58,184	80,208
Boustead Plantations Bhd	11,600	4,810
Bumi Armada Bhd*	239,100	74,537
Cahya Mata Sarawak Bhd	42,200	47,794
CIMB Group Holdings Bhd	97,000	154,246
DRB-Hicom Berhad	191,500	95,846
Genting Bhd	306,500	777,536
Genting Malaysia Bhd	424,600	494,243
HAP Seng Consolidated Berhad	84,000	112,432
Hap Seng Plantations Holdings Berhad	19,600	14,070
Hong Leong Financial Group Berhad	26,900	127,095
IJM Corp. Berhad	234,480	440,593
IJM Land Bhd	60,000	57,486
Jaya Tiasa Holdings BHD	54,200	31,312
KNM Group Bhd*	215,300	30,172
Kulim Malaysia Berhad	70,100	60,146
Mah Sing Group Bhd	126,699	81,893
Malaysia Airports Holdings Bhd	19,200	37,340
Malaysian Bulk Carriers Bhd	26,100	9,032
Malaysian Resources Corp. Bhd	193,900	67,656
Media Prima Bhd	85,300	42,937
MISC Berhad	154,820	319,691
MMC Corp. Berhad	173,500	118,594
Multi-Purpose Holdings BHD	86,100	67,225
Oriental Holdings Berhad	23,560	47,774
OSK Holdings Berhad	29,237	16,974
Parkson Holdings Bhd*	113,146	80,899
PPB Group Berhad	73,300	299,783
RHB Capital Berhad	80,920	176,351
Selangor Properties Bhd	6,500	9,723
Shell Refining Co., Federation of Malaya Berhad*	2,900	3,890
SP Setia Bhd Group	49,102	46,342
Star Publications Malaysia Bhd	6,200	4,096
Sunway Bhd	158,600	149,233
Supermax Corp. Bhd	22,500	10,811
TA Global Berhad	55,560	4,926
TAN Chong Motor Holdings BHD	9,600	9,006
Time dotCom Bhd*	57,980	80,922
UEM Sunrise Bhd	110,700	44,641
UOA Development Bhd	86,000	51,898
Wah Seong Corp. Bhd	3,554	1,230
WCT Holdings Bhd	141,692	64,433
YTL Corp. Berhad	970,009	441,102
		5,979,078
Mexico — 6.8%
Alfa SAB de CV, Class A	234,344	523,685
Alpek SA de CV	39,545	50,766
Cemex SAB de CV*	644,945	658,332
Cemex SAB de CV, ADR(a)*	77,751	792,283
Coca-Cola Femsa SAB de CV, ADR(a)	611	52,864
Coca-Cola Femsa SAB de CV, Series L	15,794	136,672
Controladora Comercial Mexicana SAB de CV	56,257	198,051
Empresas ICA SAB de CV, ADR(a)*	1,800	8,856
Fomento Economico Mexicano SAB de CV	46,223	409,980
Fomento Economico Mexicano SAB de CV, ADR	26,809	2,359,996
Grupo Aeroportuario del Pacifico SAB de CV, ADR(a)	5,200	328,640
Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	1,900	250,496
Grupo Carso SAB de CV, Series A	47,917	236,374
Grupo Comercial Chedraui SA de CV	26,226	77,271
Grupo Elektra SAB de CV	4,550	172,967
Grupo Financiero Banorte SAB de CV	241,387	1,333,754
Grupo Financiero Inbursa SA	47,800	123,989
Grupo Financiero Interacciones SA de CV	7,000	47,441
Grupo Financiero Santander Mexico SAB de CV, Class B	165,513	345,638
Grupo Mexico SAB de CV, Series B	479,156	1,389,686
Grupo Sanborns SAB de CV	41,422	64,574
Grupo Simec SAB de CV, Series B*	9,900	34,020
Industrias Bachoco SAB de CV, ADR	1,265	63,098
Industrias CH SAB de CV, Series B*	19,400	93,491
Industrias Penoles SAB de CV	4,775	93,207
Megacable Holdings SAB de CV	1,300	5,083
Mexichem SAB de CV*	61,258	185,014
Minera Frisco SAB de CV*	6,294	9,138
OHL Mexico SAB de CV*	111,830	208,444
Organizacion Soriana SAB de CV, Class B	135,613	376,862
TV Azteca SAB de CV	104,814	43,620
		10,674,292
Philippines — 1.2%
Alliance Global Group, Inc.	142,100	71,634
BDO Unibank, Inc.	110,030	270,079
China Banking Corp.	8,149	8,562
Cosco Capital, Inc.	104,400	20,188
Filinvest Development Corp.	53,300	5,147
Filinvest Land, Inc.	857,000	29,312
First Philippine Holdings Corp.	33,750	67,828
JG Summit Holdings, Inc.	234,420	345,872
LT Group, Inc.	175,000	47,493
Megaworld Corp.	2,373,400	248,310
Metropolitan Bank & Trust	61,365	113,861
Petron Corp.	286,400	67,867
Philippine National Bank*	30,748	54,990
Rizal Commercial Banking Corp.	51,380	55,133
Robinsons Land Corp.	287,600	170,377
San Miguel Corp.	86,300	142,378
Security Bank Corp.	19,780	67,212
Top Frontier Investment Holdings, Inc.*	8,630	23,923

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
Union Bank of the Philippines	2,590	$3,859
Vista Land & Lifescapes, Inc.	520,300	83,746
		1,897,771
Poland — 2.0%
Asseco Poland SA	11,788	169,801
Enea SA	25,464	109,320
Grupa Azoty SA	4,814	86,068
Grupa Lotos SA*	11,303	81,407
Grupa Lotos SA*	4,786	36,363
Kernel Holding SA*	3,110	24,999
KGHM Polska Miedz SA	22,947	705,478
Lubelski Wegiel Bogdanka SA	963	26,236
Netia SA	29,228	46,064
Orbis SA	1,581	19,559
PGE SA	146,794	783,194
Polski Koncern Naftowy Orlen SA	53,663	741,465
Tauron Polska Energia SA	171,778	245,012
		3,074,966
Russia — 2.0%
Gazprom OAO, ADR	556,206	2,586,358
Lukoil OAO, ADR	7,212	287,038
Magnitogorsk Iron & Steel Works, GDR	11,936	28,646
Magnitogorsk Iron & Steel Works, GDR	14,083	33,799
RusHydro JSC, ADR	243,234	226,694
		3,162,535
South Africa — 8.1%
Aeci Ltd.	13,642	157,816
African Bank Investments Ltd.	72,611	1,459
African Rainbow Minerals Ltd.	16,931	174,173
Anglo American Platinum Ltd.*	5,352	157,824
AngloGold Ashanti Ltd.*	7,732	67,977
AngloGold Ashanti Ltd., ADR*	57,273	498,275
ArcelorMittal South Africa Ltd.*	23,974	54,734
Aveng Ltd.*	43,063	64,775
Barclays Africa Group Ltd.	50,814	799,477
Barloworld Ltd.	33,589	277,998
Caxton and CTP Publishers and Printers Ltd.	18,814	24,559
DataTec Ltd.	12,050	58,022
Exxaro Resources Ltd.	19,718	176,423
Gold Fields Ltd.	3,156	14,272
Gold Fields Ltd., ADR	111,995	507,337
Grindrod Ltd.	77,312	149,708
Harmony Gold Mining Co., Ltd., ADR(a)*	35,368	66,845
Illovo Sugar Ltd.	17,142	36,306
Impala Platinum Holdings Ltd.*	80,584	527,903
Imperial Holdings Ltd.	26,497	423,760
Investec Ltd.	44,174	372,325
Liberty Holdings Ltd.	19,510	206,927
Mmi Holdings Ltd.	174,196	451,763
Mondi Ltd.	19,251	314,100
Murray & Roberts Holdings Ltd.	41,444	76,169
Nedbank Group Ltd.	25,477	548,402
Northam Platinum Ltd.*	34,204	108,516
Royal Bafokeng Platinum Ltd.*	4,240	19,320
Sanlam Ltd.	27,493	166,369
Sappi Ltd.*	48,454	176,764
Sappi Ltd., ADR*	44,800	159,488
Sasol Ltd.	32,743	1,219,992
Sasol Ltd., ADR	33,739	1,281,070
Sibanye Gold Ltd.	59,738	116,452
Sibanye Gold Ltd., ADR	15,156	114,731
Standard Bank Group Ltd.	113,807	1,411,599
Steinhoff International Holdings Ltd.	219,432	1,126,776
Telkom SA SOC Ltd.*	43,261	261,786
Tongaat Hulett Ltd.	18,853	281,823
Trencor Ltd.	16,086	97,898
		12,751,913
Spain — 0.5%
Banco Santander SA, ADR	85,757	714,356
Banco Santander SA, BDR*	13,874	125,264
		839,620
Taiwan — 15.4%
Ability Enterprise Co., Ltd.	42,000	22,128
Acer, Inc.*	394,000	266,182
Alpha Networks, Inc.	28,000	15,948
Altek Corp.*	23,905	27,232
Ambassador Hotel (The)	20,000	17,974
AmTRAN Technology Co., Ltd.	99,360	52,664
Ardentec Corp.	59,889	49,462
Asia Cement Corp.	264,269	326,134
Asia Optical Co., Inc.*	16,000	20,252
Asia Polymer Corp.	25,000	19,105
Asustek Computer, Inc.	25,000	274,112
AU Optronics Corp.	868,000	444,959
AU Optronics Corp., ADR(a)	73,574	374,492
BES Engineering Corp.	229,000	57,609
Capital Securities Corp.	239,661	79,250
Cathay Real Estate Development Co., Ltd.	100,000	53,636
Chang Hwa Commercial Bank Ltd.	501,521	288,039
Cheng Loong Corp.	114,000	46,715
Cheng Uei Precision Industry Co., Ltd.	62,543	97,965
Chia Hsin Cement Corp.	22,000	9,851
Chin-Poon Industrial Co., Ltd.	55,000	88,064
China Airlines Ltd.*	422,111	193,678
China Development Financial Holding Corp.	1,191,468	380,793
China Life Insurance Co., Ltd.	327,228	272,328
China Manmade Fibers Corp.*	89,000	29,712
China Motor Corp.	71,195	62,968
China Petrochemical Development Corp.*	259,525	94,852
China Steel Corp.	1,009,800	840,382
China Synthetic Rubber Corp.	56,203	58,511
Chipbond Technology Corp.	87,000	159,673
Chung Hung Steel Corp.*	105,000	24,620
Clevo Co.	52,000	81,451
CMC Magnetics Corp.*	349,000	49,475
Compal Electronics, Inc.	581,000	408,145
Compeq Manufacturing Co., Ltd.	118,000	66,651
Continental Holdings Corp.	42,000	15,882
Coretronic Corp.*	81,000	110,215
CSBC Corp.	67,240	35,533
CTBC Financial Holding Co., Ltd.	1,134,331	737,627
D-Link Corp.	73,440	43,225
E.Sun Financial Holding Co., Ltd.	623,474	387,674
Elitegroup Computer Systems Co., Ltd.	58,877	49,651
Entie Commercial Bank Co., Ltd.	7,000	3,544
Epistar Corp.	128,828	256,417
Eternal Materials Co., Ltd.	37,080	37,782
Eva Airways Corp.*	137,000	96,024
Evergreen International Storage & Transport Corp.	54,000	31,356
Evergreen Marine Corp. Taiwan Ltd.*	219,599	155,655
Far Eastern Department Stores Ltd.	113,220	101,032
Far Eastern International Bank	132,172	43,915
Far Eastern New Century Corp.	471,900	468,884
Farglory Land Development Co., Ltd.	51,721	61,783

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Federal Corp.	5,400	$3,247
Feng Hsin Iron & Steel Co.	63,000	77,449
First Financial Holding Co., Ltd.	739,969	436,695
Formosa Chemicals & Fibre Corp.	218,000	461,496
Formosa Taffeta Co., Ltd.	67,000	66,572
Formosan Rubber Group, Inc.	68,000	71,008
Foxconn Technology Co., Ltd.	121,800	328,762
Fubon Financial Holding Co., Ltd.	853,211	1,368,831
Gemtek Technology Corp.	47,000	35,545
Getac Technology Corp.	45,000	23,638
Gigabyte Technology Co., Ltd.	52,000	60,882
Gintech Energy Corp.*	48,049	35,274
Gloria Material Technology Corp.	27,300	18,962
Goldsun Development & Construction Co., Ltd.*	193,953	67,818
Grand Pacific Petrochemical	168,000	90,108
Great Wall Enterprise Co., Ltd.	66,300	57,799
Green Energy Technology, Inc.*	40,149	26,171
HannStar Display Corp.	443,770	111,076
Hey Song Corp.	30,750	36,781
Ho Tung Chemical Corp.*	101,955	35,650
Holy Stone Enterprise Co., Ltd.	18,200	23,900
HTC Corp.*	64,000	287,577
Hua Nan Financial Holdings Co., Ltd.	517,884	290,882
Hung Sheng Construction Co., Ltd.*	47,000	30,340
Innolux Corp.	1,455,757	709,406
Inventec Co., Ltd.	364,282	246,105
Jih Sun Financial Holdings Co., Ltd.	214,042	56,419
King Yuan Electronics Co., Ltd.	185,100	149,066
King's Town Bank Co., Ltd.	78,000	81,080
Kinpo Electronics*	122,000	56,750
LCY Chemical Corp.	61,000	32,235
Lealea Enterprise Co., Ltd.*	58,406	16,911
Lextar Electronics Corp.	40,000	39,175
Li Peng Enterprise Co., Ltd.*	86,900	33,410
Lien Hwa Industrial Corp.	62,829	40,657
Lite-On Technology Corp.	263,931	304,002
Macronix International*	577,044	126,540
Masterlink Securities Corp.	114,356	36,186
Mega Financial Holding Co., Ltd.	851,704	658,951
Mercuries & Associates Ltd.	27,000	17,216
Mercuries Life Insurance Co., Ltd.*	63,913	34,280
Micro-Star International Co., Ltd.	91,374	98,597
Mitac Holdings Corp.	69,219	51,254
Motech Industries, Inc.	34,000	52,180
Nan Ya Printed Circuit Board Corp.*	24,200	31,894
Neo Solar Power Corp.	79,928	75,623
Nien Hsing Textile Co., Ltd.	19,358	17,152
Oriental Union Chemical Corp.	58,000	50,380
Pan-International Industrial	34,380	21,432
Pegatron Corp.	287,249	663,540
POU Chen Corp.	298,133	362,737
Powertech Technology, Inc.*	107,000	183,514
President Securities Corp.	101,653	53,557
Prince Housing & Development Corp.	101,970	40,979
Qisda Corp.*	315,400	145,214
Radium Life Tech Co., Ltd.*	38,538	21,829
Rich Development Co., Ltd.	32,978	14,610
Ritek Corp.*	173,399	20,905
Ruentex Development Co., Ltd.	70,000	111,638
Ruentex Industries Ltd.	77,000	162,518
Sanyang Industry Co., Ltd.*	573	517
Shihlin Electric & Engineering Corp.	27,000	33,748
Shin Kong Financial Holding Co., Ltd.	1,323,764	377,416
Shin Zu Shing Co., Ltd.	16,000	36,453
Shinkong Synthetic Fibers Corp.	186,151	64,206
Sincere Navigation Corp.	27,000	21,787
Sino-American Silicon Products, Inc.*	93,000	162,740
SinoPac Financial Holdings Co., Ltd.	640,810	263,608
Solar Applied Materials Technology Co.	25,000	19,896
TA Chen Stainless Pipe*	79,200	52,128
Ta Chong Bank Co., Ltd.*	162,066	54,104
Taichung Commercial Bank Co., Ltd.	165,057	53,536
Tainan Spinning Co., Ltd.	141,017	82,998
Taishin Financial Holding Co., Ltd.	1,046,234	432,041
Taiwan Business Bank*	239,236	69,571
Taiwan Cement Corp.	499,772	686,352
Taiwan Cogeneration Corp.	6,000	4,652
Taiwan Cooperative Financial Holding	447,541	230,837
Taiwan Fertilizer Co., Ltd.	87,000	153,617
Taiwan Glass Industrial Corp.	85,164	66,564
Taiwan Hon Chuan Enterprise Co., Ltd.	32,000	56,503
Taiwan Life Insurance Co., Ltd.*	46,638	27,671
Taiwan PCB Techvest Co., Ltd.	7,000	11,474
Taiwan Surface Mounting Technology Co., Ltd.	26,208	34,748
Taiwan Tea Corp.	80,000	46,326
Tatung Co., Ltd.*	323,784	91,699
Teco Electric and Machinery Co., Ltd.	247,000	235,651
Tong Yang Industry Co., Ltd.	39,921	46,298
TPK Holding Co., Ltd.	35,000	209,876
Tripod Technology Corp.	57,000	112,009
Tung Ho Steel Enterprise Corp.	119,000	92,822
Unimicron Technology Corp.	197,000	150,546
Union Bank Of Taiwan*	86,409	28,300
United Microelectronics Corp.	1,984,513	926,257
Universal Cement Corp.	58,140	47,466
UPC Technology Corp.	127,125	45,456
USI Corp.	127,000	70,328
Wah Lee Industrial Corp.	25,000	43,510
Walsin Lihwa Corp.*	497,000	156,639
Wan Hai Lines Ltd.	121,650	106,822
Win Semiconductors Corp.	66,000	61,819
Winbond Electronics Corp.*	389,000	133,556
Wisdom Marine Lines Co., Ltd.*	15,067	17,450
Wistron Corp.	383,958	348,699
WPG Holdings Ltd.	104,000	121,271
WT Microelectronics Co., Ltd.	49,350	72,615
Yageo Corp.	83,176	134,231
Yang Ming Marine Transport Corp.*	189,365	100,968
YFY, Inc.	150,385	64,956
Yieh Phui Enterprise Co., Ltd.	138,937	40,184
Yuanta Financial Holding Co., Ltd.	1,388,365	676,565
Yulon Motor Co., Ltd.	132,272	194,628
		24,229,730
Thailand — 2.9%
AP Thailand PCL	80,300	14,522
Bangchak Petroleum PCL	74,000	52,857
Bangkok Bank PCL, ADR	69,900	412,176
Bangkok Expressway PCL	63,900	76,719
Bangkok Insurance PCL	2,100	23,362
Bangkokland PCL	1,494,000	71,748
Banpu PCL	174,600	132,144
Hana Microelectronics PCL	43,900	50,705
Indorama Ventures PCL	15,100	9,271
IRPC PCL	1,153,000	107,240
Kiatnakin Bank PCL	33,300	39,980
Krung Thai Bank PCL	497,575	343,312
Precious Shipping PCL	58,400	24,141

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2014 (UNAUDITED) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
PTT Exploration & Production PCL	183,200	$623,660
PTT Global Chemical PCL	224,428	349,603
PTT PCL	163,800	1,613,106
Sansiri PCL	950,800	49,130
Thai Airways International PCL*	96,000	42,602
Thai Oil PCL	121,700	155,362
Thanachart Capital PCL	81,200	78,362
Thoresen Thai Agencies PCL*	118,820	61,035
Total Access Communication PCL	27,200	79,781
TPI Polene PCL	1,139,000	59,200
Vinythai PCL	42,500	12,724
		4,482,742
Turkey — 2.8%
Akbank TAS	183,934	682,302
Aksa Akrilik Kimya Sanayii	9,237	29,398
Anadolu Efes Biracilik Ve Malt Sanayii AS*	1,987	19,321
Asya Katilim Bankasi AS*	9,747	2,714
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	6,870	6,827
Eregli Demir ve Celik Fabrikalari TAS	262,706	501,882
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*	46,924	41,204
KOC Holding AS	86,832	461,210
Koza Anadolu Metal Madencilik Isletmeleri AS*	13,776	9,796
Sekerbank TAS*	51,025	40,216
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	10,903
Soda Sanayii AS	26,366	48,338
Tekfen Holding AS*	14,150	35,094
Trakya Cam Sanayi AS	45,275	66,713
Turk Hava Yollari*	81,042	334,298
Turk Sise ve Cam Fabrikalari AS	98,400	153,424
Turkiye Garanti Bankasi AS	94,962	383,175
Turkiye Halk Bankasi AS	92,878	552,999
Turkiye Is Bankasi	226,574	654,134
Turkiye Sinai Kalkinma Bankasi AS	53,613	46,389
Turkiye Vakiflar Bankasi TAO	87,111	182,091
Yapi ve Kredi Bankasi AS	88,925	186,264
		4,448,692
TOTAL COMMON STOCKS
(Identified Cost $157,213,174)		150,467,707

PREFERRED STOCKS — 3.0%
Brazil — 2.9%
Banco do Estado do Rio Grande do Sul SA, PF B	22,800	124,370
Braskem SA, ADR(a)	10,100	130,391
Petroleo Brasileiro SA	87,159	328,543
Petroleo Brasileiro SA, ADR	192,885	1,462,068
Suzano Papel e Celulose SA, PF A	36,500	154,475
Usinas Siderurgicas de Minas Gerais SA, PF A*	44,430	84,408
Vale SA	301,843	2,183,598
Vale SA, PF ADR(a)	9,100	66,066
		4,533,919
Colombia — 0.1%
Avianca Holdings SA	2,507	3,608
Grupo de Inversiones Suramericana SA	9,211	153,096
		156,704
TOTAL PREFERRED STOCKS
(Identified Cost $9,544,883)		4,690,623

RIGHTS & WARRANTS — 0.0%
Korea — 0.0%
DGB Financial Group, Inc., expires 1/13/15(b)*	2,447	2,560
Thailand — 0.0%
Sansiri PLC, expires 11/24/17*	237,700	2,240
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		4,800

SHORT-TERM INVESTMENTS — 0.7%
United States — 0.7%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,125,685	1,125,685
		1,125,686
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,125,686)		1,125,686

COLLATERAL FOR SECURITIES ON LOAN — 3.9%
Short-Term — 3.9%
State Street Navigator Securities Lending
Prime Portfolio	6,068,489	6,068,489
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $6,068,489)		6,068,489

Total Investments — 103.2%
(Identified Cost $173,952,232)#		162,357,305

Liabilities, Less Cash and Other Assets — (3.2%)		(4,991,807)
Net Assets — 100.0%		$157,365,498

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2014, the market value of the securities on loan was $5,828,050.
(b)	Bankrupt security/delisted.
(c)

144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2014 amounted to $287,725 or 0.18% of the net assets of the Fund.

#

At December 31, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $173,952,232. Net unrealized depreciation aggregated $11,594,927 of which $16,799,290 related to appreciated investment securities and $28,394,217 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
BDR — Brazilian Depository Receipt
GDR — Global Depository Receipt

See notes to financial statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2014
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (88.6%)
Consumer Discretionary — (18.1%)
#	Accordia Golf Co., Ltd.	360,489	$3,249,358	0.1%
#	Adastria Holdings Co., Ltd.	96,320	2,518,963	0.1%
#	Aeon Fantasy Co., Ltd.	57,832	753,288	0.0%
#*	AGORA Hospitality Group Co., Ltd.	591,000	231,044	0.0%
	Ahresty Corp.	127,000	781,132	0.0%
*	Aigan Co., Ltd.	95,200	200,954	0.0%
	Aisan Industry Co., Ltd.	207,600	1,776,034	0.1%
#	Akebono Brake Industry Co., Ltd.	445,800	1,560,396	0.1%
#	Alpen Co., Ltd.	112,500	1,580,594	0.1%
	Alpha Corp.	30,400	296,849	0.0%
	Alpine Electronics, Inc.	281,600	4,623,100	0.2%
	Amiyaki Tei Co., Ltd.	24,500	804,925	0.0%
	Amuse, Inc.	22,299	646,128	0.0%
*	Anrakutei Co., Ltd.	22,000	76,455	0.0%
	AOI Pro, Inc.	44,800	293,181	0.0%
	AOKI Holdings, Inc.	276,200	2,803,860	0.1%
	Aoyama Trading Co., Ltd.	315,900	6,902,386	0.3%
	Arata Corp.	91,000	239,958	0.0%
	Arcland Sakamoto Co., Ltd.	90,700	1,763,075	0.1%
	Asahi Broadcasting Corp.	21,200	160,232	0.0%
#	Asahi Co., Ltd.	95,000	876,156	0.0%
#	Asatsu-DK, Inc.	202,000	4,858,158	0.2%
#*	Ashimori Industry Co., Ltd.	319,000	473,054	0.0%
#	ASKUL Corp.	46,600	827,816	0.0%
#	Atom Corp.	152,200	983,402	0.1%
	Atsugi Co., Ltd.	765,000	729,659	0.0%
#	Autobacs Seven Co., Ltd.	419,100	5,929,773	0.3%
#	Avex Group Holdings, Inc.	238,200	3,895,642	0.2%
	Belluna Co., Ltd.	240,100	1,005,332	0.1%
	Best Denki Co., Ltd.	396,500	449,019	0.0%
	Bic Camera, Inc.	497,600	5,707,019	0.2%
#	Bookoff Corp.	63,000	440,905	0.0%
#	BRONCO BILLY Co., Ltd.	19,800	505,598	0.0%
	Calsonic Kansei Corp.	990,000	5,487,254	0.2%
#	Can Do Co., Ltd.	65,300	855,203	0.0%
	Central Sports Co., Ltd.	31,200	473,989	0.0%
#	CHIMNEY Co., Ltd.	24,600	454,159	0.0%
	Chiyoda Co., Ltd.	153,100	3,013,817	0.1%
	Chofu Seisakusho Co., Ltd.	86,200	2,188,147	0.1%
#	Chori Co., Ltd.	73,900	1,148,851	0.1%
	Chuo Spring Co., Ltd.	202,000	542,815	0.0%
#*	Clarion Co., Ltd.	789,000	2,444,895	0.1%
	Cleanup Corp.	133,500	968,880	0.1%
#	Colowide Co., Ltd.	353,900	4,954,362	0.2%
#*	COOKPAD, Inc.	90,600	3,085,309	0.1%
	Corona Corp.	82,400	804,486	0.0%
#	Cross Plus, Inc.	22,000	156,203	0.0%
#	DA Consortium, Inc.	148,200	609,607	0.0%
	Daido Metal Co., Ltd.	190,000	1,907,008	0.1%
	Daidoh, Ltd.	141,200	602,616	0.0%
#*	Daiei, Inc. (The)	1,408,000	1,609,332	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Daiichikosho Co., Ltd.	178,000	$4,826,154	0.2%
	Daikoku Denki Co., Ltd.	44,700	663,679	0.0%
	Daimaruenawin Co., Ltd.	400	2,572	0.0%
#	Dainichi Co., Ltd.	49,300	320,839	0.0%
#	Daisyo Corp.	54,300	623,815	0.0%
	DCM Holdings Co., Ltd.	546,000	3,491,293	0.2%
#	Descente, Ltd.	249,000	2,418,396	0.1%
	Doshisha Co., Ltd.	141,100	1,992,334	0.1%
	Doutor Nichires Holdings Co., Ltd.	177,186	2,547,639	0.1%
#	Dunlop Sports Co., Ltd.	77,500	860,357	0.0%
	Dynic Corp.	174,000	257,370	0.0%
	Eagle Industry Co., Ltd.	151,500	2,763,918	0.1%
#	EDION Corp.	528,800	3,698,774	0.2%
	Exedy Corp.	190,700	4,591,085	0.2%
	F T Communications Co., Ltd.	10,200	170,638	0.0%
	F-Tech, Inc.	29,600	291,400	0.0%
#	FCC Co., Ltd.	203,300	3,497,839	0.2%
#	Fields Corp.	93,500	1,159,429	0.1%
	Fine Sinter Co., Ltd.	49,000	147,955	0.0%
#	First Juken Co., Ltd.	18,500	192,037	0.0%
#	Foster Electric Co., Ltd.	134,300	2,348,080	0.1%
	France Bed Holdings Co., Ltd.	711,000	1,067,714	0.1%
#	Fuji Co., Ltd.	110,800	2,011,386	0.1%
#	Fuji Corp., Ltd.	134,800	775,919	0.0%
	Fuji Kiko Co., Ltd.	148,000	691,886	0.0%
#	Fuji Kyuko Co., Ltd.	144,000	1,389,073	0.1%
	Fuji Oozx, Inc.	6,000	24,894	0.0%
#	Fujibo Holdings, Inc.	763,000	2,142,348	0.1%
#	Fujikura Rubber, Ltd.	75,200	496,886	0.0%
	Fujishoji Co., Ltd.	32,400	414,485	0.0%
#	Fujita Kanko, Inc.	88,000	269,743	0.0%
	Fujitsu General, Ltd.	381,000	3,670,835	0.2%
	FuKoKu Co., Ltd.	42,000	437,566	0.0%
	Funai Electric Co., Ltd.	41,000	489,330	0.0%
#	Furukawa Battery Co., Ltd. (The)	98,000	828,810	0.0%
	Futaba Industrial Co., Ltd.	329,300	1,544,648	0.1%
	G-7 Holdings, Inc.	29,200	242,210	0.0%
	G-Tekt Corp.	96,900	919,663	0.0%
#	Gakken Holdings Co., Ltd.	322,000	684,987	0.0%
	Genki Sushi Co., Ltd.	32,900	725,637	0.0%
#	Geo Holdings Corp.	219,400	1,755,458	0.1%
#	GLOBERIDE, Inc.	641,000	1,099,158	0.1%
	Goldwin, Inc.	188,000	980,949	0.1%
	Gourmet Kineya Co., Ltd.	87,000	649,234	0.0%
#	GSI Creos Corp.	345,000	384,700	0.0%
	Gulliver International Co., Ltd.	396,400	2,707,976	0.1%
	Gunze, Ltd.	1,111,000	2,872,870	0.1%
#	H-One Co., Ltd.	69,500	388,657	0.0%
	H2O Retailing Corp.	306,305	4,851,737	0.2%
#	Hagihara Industries, Inc.	27,400	397,419	0.0%
	Hakuyosha Co., Ltd.	65,000	131,853	0.0%
#	Happinet Corp.	96,500	1,201,150	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Hard Off Corp. Co., Ltd.	52,500	$401,488	0.0%
	Haruyama Trading Co., Ltd.	47,900	279,817	0.0%
	HI-LEX Corp.	57,600	1,589,012	0.1%
#	Hiday Hidaka Corp.	61,464	1,924,854	0.1%
#	Higashi Nihon House Co., Ltd.	229,500	997,307	0.1%
#	Himaraya Co., Ltd.	35,900	295,070	0.0%
#	Hiramatsu, Inc.	161,300	869,576	0.0%
#	HIS Co., Ltd.	211,100	5,959,529	0.3%
	Honeys Co., Ltd.	109,140	855,051	0.0%
#	Hoosiers Holdings Co., Ltd.	186,400	829,078	0.0%
	Ichibanya Co., Ltd.	48,600	2,056,859	0.1%
#	Ichikoh Industries, Ltd.	294,000	621,789	0.0%
#*	IJT Technology Holdings Co., Ltd.	128,280	573,200	0.0%
	Ikyu Corp.	118,500	1,323,191	0.1%
#	Imasen Electric Industrial	90,600	1,265,788	0.1%
#	Imperial Hotel, Ltd.	14,200	282,925	0.0%
	Intage Holdings, Inc.	86,600	1,259,455	0.1%
*	Izuhakone Railway Co., Ltd.	300	—	0.0%
*	Izutsuya Co., Ltd.	617,000	327,635	0.0%
#*	Janome Sewing Machine Co., Ltd.	1,095,000	1,223,379	0.1%
	Japan Vilene Co., Ltd.	162,000	825,319	0.0%
	Japan Wool Textile Co., Ltd. (The)	349,000	2,292,121	0.1%
#	Jin Co., Ltd.	82,300	2,056,316	0.1%
	Joban Kosan Co., Ltd.	352,000	440,535	0.0%
#	Joshin Denki Co., Ltd.	211,000	1,714,514	0.1%
#	JP-Holdings, Inc.	307,500	947,826	0.0%
#*	JVC Kenwood Corp.	959,030	2,085,871	0.1%
#	K's Holdings Corp.	138,800	3,648,422	0.2%
*	Kadokawa Dwango Corp.	253,333	4,029,048	0.2%
	Kasai Kogyo Co., Ltd.	142,300	1,253,869	0.1%
#	Kawai Musical Instruments Manufacturing Co., Ltd.	46,000	924,387	0.0%
	Keihin Corp.	275,300	4,086,177	0.2%
#	Keiyo Co., Ltd.	181,300	858,087	0.0%
#	KFC Holdings Japan, Ltd.	77,000	1,389,201	0.1%
#*	Kintetsu Department Store Co., Ltd.	144,000	371,612	0.0%
#	Kinugawa Rubber Industrial Co., Ltd.	290,000	1,233,503	0.1%
	Kitamura Co., Ltd.	2,000	12,669	0.0%
*	KNT-CT Holdings Co., Ltd.	641,000	806,383	0.0%
#	Kohnan Shoji Co., Ltd.	194,000	2,179,659	0.1%
#	Kojima Co., Ltd.	167,300	410,587	0.0%
	Komatsu Seiren Co., Ltd.	138,300	649,191	0.0%
#	Komeri Co., Ltd.	197,000	4,263,272	0.2%
#	Konaka Co., Ltd.	126,060	653,416	0.0%
#	Koshidaka Holdings Co., Ltd.	45,400	664,907	0.0%
	Kourakuen Corp.	20,500	274,238	0.0%
#	KU Holdings Co., Ltd.	136,400	694,250	0.0%
	Kura Corp.	70,500	1,984,578	0.1%
	Kurabo Industries, Ltd.	1,301,000	2,011,052	0.1%
#	Kuraudia Co., Ltd.	5,700	63,895	0.0%
#	KYB Co., Ltd.	1,154,000	4,906,239	0.2%
#	Kyoritsu Maintenance Co., Ltd.	61,060	2,935,095	0.1%
#	Kyoto Kimono Yuzen Co., Ltd.	71,400	599,443	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	LEC, Inc.	42,800	$453,102	0.0%
#	Look, Inc.	235,000	449,800	0.0%
#	Mamiya-Op Co., Ltd.	331,000	664,146	0.0%
#	Marche Corp.	13,900	101,258	0.0%
#	Mars Engineering Corp.	50,500	863,742	0.0%
#*	Maruei Department Store Co., Ltd.	17,000	20,014	0.0%
#*	Maruzen CHI Holdings Co., Ltd.	29,800	89,263	0.0%
	Matsuya Foods Co., Ltd.	48,200	1,012,630	0.1%
#	Meiko Network Japan Co., Ltd.	125,700	1,278,104	0.1%
#	Meiwa Estate Co., Ltd.	56,900	240,571	0.0%
	Mikuni Corp.	121,000	447,453	0.0%
	Misawa Homes Co., Ltd.	168,800	1,434,894	0.1%
	Mitsuba Corp.	214,690	3,825,808	0.2%
	Mitsui Home Co., Ltd.	170,000	705,975	0.0%
#	Mizuno Corp.	596,000	2,912,941	0.1%
	Monogatari Corp. (The)	25,400	793,300	0.0%
	Mr Max Corp.	119,000	280,697	0.0%
	Murakami Corp.	11,000	165,007	0.0%
#	Musashi Seimitsu Industry Co., Ltd.	132,600	2,508,151	0.1%
	Nafco Co., Ltd.	34,300	450,761	0.0%
#	Nagawa Co., Ltd.	8,900	207,584	0.0%
#*	Naigai Co., Ltd.	1,450,000	743,534	0.0%
	Nakayamafuku Co., Ltd.	9,500	68,692	0.0%
#	Next Co., Ltd.	143,600	1,165,777	0.1%
#	Nexyz Corp.	11,900	60,279	0.0%
	Nice Holdings, Inc.	460,000	727,559	0.0%
	Nifco, Inc.	295,500	9,558,394	0.4%
	Nihon Eslead Corp.	34,900	356,030	0.0%
#	Nihon Plast Co., Ltd.	10,300	106,877	0.0%
	Nihon Tokushu Toryo Co., Ltd.	61,700	401,825	0.0%
	Nippon Felt Co., Ltd.	58,200	259,040	0.0%
	Nippon Piston Ring Co., Ltd.	500,000	1,023,730	0.1%
	Nippon Seiki Co., Ltd.	224,400	5,080,455	0.2%
	Nishikawa Rubber Co., Ltd.	15,000	254,073	0.0%
#	Nishimatsuya Chain Co., Ltd.	307,700	2,500,564	0.1%
	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	553,800	0.0%
#	Nissei Build Kogyo Co., Ltd.	339,000	823,308	0.0%
#*	Nissen Holdings Co., Ltd.	56,100	158,503	0.0%
	Nissin Kogyo Co., Ltd.	230,200	3,197,104	0.1%
	Nittan Valve Co., Ltd.	82,800	220,852	0.0%
	Nojima Corp.	9,400	109,879	0.0%
	Ohashi Technica, Inc.	29,900	393,595	0.0%
#	Ohsho Food Service Corp.	72,500	2,631,406	0.1%
#	Onward Holdings Co., Ltd.	757,000	4,551,293	0.2%
#*	OPT, Inc.	81,500	495,232	0.0%
#	Otsuka Kagu, Ltd.	39,700	331,624	0.0%
	Pacific Industrial Co., Ltd.	239,800	1,859,339	0.1%
#	Pal Co., Ltd.	69,500	1,899,713	0.1%
	Paltac Corp.	201,234	2,318,335	0.1%
	PanaHome Corp.	488,200	3,107,187	0.1%
	Parco Co., Ltd.	114,700	937,689	0.0%
	Paris Miki Holdings, Inc.	155,600	613,375	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	PIA Corp.	4,200	$70,918	0.0%
	Piolax, Inc.	58,300	2,485,736	0.1%
#*	Pioneer Corp.	1,976,400	3,757,739	0.2%
	Plenus Co., Ltd.	135,700	2,413,589	0.1%
#	Press Kogyo Co., Ltd.	615,000	2,176,826	0.1%
#	Pressance Corp.	40,700	1,265,244	0.1%
	Proto Corp.	64,100	922,640	0.0%
	Renaissance, Inc.	57,700	559,224	0.0%
#*	Renown, Inc.	336,200	315,174	0.0%
#	Resort Solution Co., Ltd.	180,000	350,269	0.0%
	Resorttrust, Inc.	196,816	4,309,153	0.2%
	Rhythm Watch Co., Ltd.	595,000	753,648	0.0%
#	Riberesute Corp.	14,500	82,037	0.0%
#	Right On Co., Ltd.	89,925	554,150	0.0%
	Riken Corp.	537,000	2,022,913	0.1%
	Ringer Hut Co., Ltd.	65,300	1,055,290	0.1%
#	Round One Corp.	446,000	2,599,323	0.1%
#	Royal Holdings Co., Ltd.	180,600	2,513,366	0.1%
#	Sac's Bar Holdings, Inc.	90,650	1,164,231	0.1%
#	Saizeriya Co., Ltd.	190,700	2,515,979	0.1%
#	Sakai Ovex Co., Ltd.	378,000	551,124	0.0%
	San Holdings, Inc.	15,400	231,802	0.0%
	Sanden Corp.	706,000	3,773,781	0.2%
	Sanei Architecture Planning Co., Ltd.	53,700	406,283	0.0%
	Sangetsu Co., Ltd.	178,025	4,311,538	0.2%
#	Sanko Marketing Foods Co., Ltd.	30,400	228,698	0.0%
	Sankyo Seiko Co., Ltd.	188,700	739,195	0.0%
	Sanoh Industrial Co., Ltd.	140,500	881,319	0.0%
#	Sanyo Electric Railway Co., Ltd.	148,000	542,066	0.0%
	Sanyo Housing Nagoya Co., Ltd.	38,600	407,615	0.0%
	Sanyo Shokai, Ltd.	688,000	1,668,292	0.1%
	Sato Restaurant Systems Co., Ltd.	54,500	423,406	0.0%
#	Scroll Corp.	171,100	403,374	0.0%
#	Seiko Holdings Corp.	954,407	5,321,051	0.2%
#	Seiren Co., Ltd.	299,300	2,311,839	0.1%
#	Senshukai Co., Ltd.	186,700	1,297,044	0.1%
#	Septeni Holdings Co., Ltd.	58,100	553,593	0.0%
#	Seria Co., Ltd.	121,000	4,030,914	0.2%
#	Shidax Corp.	92,500	419,577	0.0%
#	Shikibo, Ltd.	802,000	821,473	0.0%
	Shimachu Co., Ltd.	305,800	7,411,437	0.3%
	Shimojima Co., Ltd.	25,900	218,886	0.0%
	Shiroki Corp.	285,000	777,891	0.0%
	Shobunsha Publications, Inc.	273,500	2,000,310	0.1%
	Shochiku Co., Ltd.	220,000	2,137,795	0.1%
	Showa Corp.	326,700	3,017,849	0.1%
	SKY Perfect JSAT Holdings, Inc.	600,600	3,544,051	0.2%
	SNT Corp.	88,700	377,353	0.0%
	Soft99 Corp.	70,600	385,701	0.0%
	Sotoh Co., Ltd.	42,600	363,096	0.0%
	SPK Corp.	18,600	320,546	0.0%
	St Marc Holdings Co., Ltd.	49,000	2,812,397	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Starts Corp., Inc.	146,300	$1,918,972	0.1%
	Step Co., Ltd.	40,700	283,846	0.0%
	Studio Alice Co., Ltd.	63,100	862,753	0.0%
	Suminoe Textile Co., Ltd.	342,000	806,884	0.0%
	Sumitomo Forestry Co., Ltd.	268,366	2,624,505	0.1%
	Sumitomo Riko Co., Ltd.	238,200	1,790,922	0.1%
	Suncall Corp.	27,000	150,382	0.0%
	T RAD Co., Ltd.	424,000	885,546	0.0%
	T-Gaia Corp.	155,800	1,537,451	0.1%
#	Tachi-S Co., Ltd.	167,540	2,301,609	0.1%
#	Tachikawa Corp.	50,800	284,351	0.0%
	Taiho Kogyo Co., Ltd.	101,000	1,095,474	0.1%
	Takamatsu Construction Group Co., Ltd.	83,600	1,689,082	0.1%
#	Takata Corp.	74,100	893,354	0.0%
#	Take And Give Needs Co., Ltd.	55,670	451,153	0.0%
	Takihyo Co., Ltd.	76,000	260,816	0.0%
#	Tama Home Co., Ltd.	98,700	483,170	0.0%
#	Tamron Co., Ltd.	111,400	2,208,759	0.1%
*	TASAKI & Co., Ltd.	3,200	54,699	0.0%
	TBK Co., Ltd.	119,000	666,197	0.0%
*	Ten Allied Co., Ltd.	50,000	151,915	0.0%
	Tigers Polymer Corp.	52,100	333,028	0.0%
	Toa Corp.	135,200	1,382,054	0.1%
#	Toabo Corp.	548,000	345,577	0.0%
#	Toei Animation Co., Ltd.	22,500	637,945	0.0%
	Toei Co., Ltd.	421,000	2,409,175	0.1%
	Tohokushinsha Film Corp.	22,500	159,671	0.0%
	Tokai Rika Co., Ltd.	295,500	6,202,846	0.3%
#	Token Corp.	48,050	1,938,695	0.1%
#	Tokyo Dome Corp.	1,229,200	5,400,096	0.2%
	Tokyo Individualized Educational Institute, Inc.	72,000	229,204	0.0%
	Tokyotokeiba Co., Ltd.	38,000	93,993	0.0%
#	Tokyu Recreation Co., Ltd.	81,000	452,192	0.0%
#	Tomy Co., Ltd.	385,193	2,024,401	0.1%
	Topre Corp.	221,700	3,175,583	0.1%
#	Toridoll.corp	119,900	1,684,778	0.1%
	Tosho Co., Ltd.	45,100	1,022,814	0.1%
	Tow Co., Ltd.	5,600	37,610	0.0%
	TPR Co., Ltd.	132,400	3,344,456	0.1%
	TS Tech Co., Ltd.	102,000	2,385,645	0.1%
	TSI Holdings Co., Ltd.	443,295	2,605,831	0.1%
#	Tsukada Global Holdings, Inc.	112,600	768,894	0.0%
#	Tsukamoto Corp. Co., Ltd.	190,000	215,803	0.0%
	Tsutsumi Jewelry Co., Ltd.	48,600	1,033,653	0.1%
	Tv Tokyo Holdings Corp.	12,200	276,928	0.0%
	Tyo, Inc.	313,000	472,446	0.0%
#	U-Shin, Ltd.	130,600	765,854	0.0%
	Unipres Corp.	227,800	3,731,834	0.2%
	United Arrows, Ltd.	142,400	3,976,823	0.2%
*	Unitika, Ltd.	2,880,000	1,481,514	0.1%
#	Universal Entertainment Corp.	90,200	1,348,195	0.1%
#*	Usen Corp.	771,880	2,132,036	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Village Vanguard Co., Ltd.	33,000	$371,178	0.0%
	VT Holdings Co., Ltd.	499,500	1,966,834	0.1%
#	Wacoal Holdings Corp.	643,000	6,490,893	0.3%
*	Watabe Wedding Corp.	34,800	149,542	0.0%
#	WATAMI Co., Ltd.	138,100	1,278,719	0.1%
#	West Holdings Corp.	99,600	829,763	0.0%
	Workman Co., Ltd.	900	41,473	0.0%
	Wowow, Inc.	28,300	1,177,855	0.1%
	Xebio Co., Ltd.	161,000	2,679,995	0.1%
#	Yachiyo Industry Co., Ltd.	14,100	96,643	0.0%
#	Yamato International, Inc.	8,200	28,316	0.0%
	Yellow Hat, Ltd.	95,400	1,950,829	0.1%
#	Yomiuri Land Co., Ltd.	254,000	1,051,510	0.1%
#	Yondoshi Holdings, Inc.	114,620	1,788,157	0.1%
	Yonex Co., Ltd.	45,000	480,905	0.0%
	Yorozu Corp.	105,800	1,755,247	0.1%
	Yoshinoya Holdings Co., Ltd.	273,600	3,148,266	0.1%
	Yutaka Giken Co., Ltd.	2,500	50,452	0.0%
#	Zenrin Co., Ltd.	156,000	1,781,983	0.1%
#	Zensho Holdings Co., Ltd.	694,300	5,701,490	0.2%
#	Zojirushi Corp.	176,000	1,090,610	0.1%
Total Consumer Discretionary			493,940,930	20.3%

Consumer Staples — (7.8%)
	Aderans Co., Ltd.	133,000	1,251,446	0.1%
#	Aeon Hokkaido Corp.	339,700	2,017,862	0.1%
#	Ain Pharmaciez, Inc.	142,400	4,083,227	0.2%
	Arcs Co., Ltd.	196,400	4,054,292	0.2%
	Ariake Japan Co., Ltd.	111,800	2,718,470	0.1%
#	Artnature, Inc.	94,200	1,049,248	0.0%
	Axial Retailing, Inc.	83,900	1,830,979	0.1%
	Belc Co., Ltd.	60,800	1,845,886	0.1%
	Cawachi, Ltd.	90,500	1,341,295	0.1%
	CFS Corp.	13,500	78,142	0.0%
	Chubu Shiryo Co., Ltd.	118,000	672,455	0.0%
	Chuo Gyorui Co., Ltd.	93,000	214,363	0.0%
#	Coca-Cola West Co., Ltd.	217,300	2,996,528	0.1%
#	Cocokara fine, Inc.	106,760	2,643,020	0.1%
	Create SD Holdings Co., Ltd.	51,100	1,632,787	0.1%
	Daikokutenbussan Co., Ltd.	36,800	1,056,529	0.1%
	Dr Ci:Labo Co., Ltd.	85,200	2,909,658	0.1%
	Dydo Drinco, Inc.	43,900	1,826,930	0.1%
#	Fancl Corp.	232,200	3,303,345	0.1%
*	Feed One Holdings Co., Ltd.	836,040	760,798	0.0%
#*	First Baking Co., Ltd.	183,000	202,887	0.0%
	Fuji Oil Co., Ltd.	367,600	4,698,763	0.2%
	Fujicco Co., Ltd.	123,600	2,055,133	0.1%
#	Fujiya Co., Ltd.	115,000	187,455	0.0%
#	Genky Stores, Inc.	12,100	772,994	0.0%
	Hagoromo Foods Corp.	39,000	357,525	0.0%
	Heiwado Co., Ltd.	184,300	3,557,223	0.2%
#	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	380,677	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#	Hokuto Corp.	132,900	$2,212,740	0.1%
#	House Foods Group, Inc.	202,800	3,499,954	0.2%
	Inageya Co., Ltd.	176,100	1,781,591	0.1%
	Ito En, Ltd.	18,900	342,294	0.0%
#	Itochu-Shokuhin Co., Ltd.	27,400	859,114	0.0%
	Itoham Foods, Inc.	960,800	5,057,701	0.2%
#	J-Oil Mills, Inc.	587,000	1,903,311	0.1%
#	Kagome Co., Ltd.	18,900	287,429	0.0%
#	Kakiyasu Honten Co., Ltd.	23,200	367,688	0.0%
	Kameda Seika Co., Ltd.	74,100	2,277,779	0.1%
	Kansai Super Market, Ltd.	16,700	110,743	0.0%
#	Kasumi Co., Ltd.	248,100	2,089,120	0.1%
	Kato Sangyo Co., Ltd.	118,000	2,222,839	0.1%
#	Kenko Mayonnaise Co., Ltd.	48,000	579,380	0.0%
	Key Coffee, Inc.	111,200	1,547,375	0.1%
*	Kirindo Holdings Co., Ltd.	28,300	173,627	0.0%
#	Kobe Bussan Co., Ltd.	11,700	933,650	0.0%
#	Kotobuki Spirits Co., Ltd.	31,300	610,939	0.0%
	Kusuri No Aoki Co., Ltd.	50,200	2,728,168	0.1%
	Kyokuyo Co., Ltd.	555,000	1,269,559	0.1%
#	Life Corp.	183,400	2,565,691	0.1%
#	Lion Corp.	1,034,000	5,392,494	0.2%
	Mandom Corp.	121,500	3,989,297	0.2%
	Marudai Food Co., Ltd.	650,000	2,232,218	0.1%
#	Maruetsu, Inc. (The)	375,000	1,639,279	0.1%
	Maruha Nichiro Corp.	231,507	3,462,952	0.1%
	Matsumotokiyoshi Holdings Co., Ltd.	230,300	6,603,550	0.3%
#	Maxvalu Nishinihon Co., Ltd.	2,400	31,946	0.0%
	Maxvalu Tokai Co., Ltd.	57,500	875,072	0.0%
	Medical System Network Co., Ltd.	78,200	232,902	0.0%
	Megmilk Snow Brand Co., Ltd.	266,000	3,175,228	0.1%
	Meito Sangyo Co., Ltd.	53,700	533,203	0.0%
	Milbon Co., Ltd.	70,976	1,932,230	0.1%
#	Ministop Co., Ltd.	90,700	1,203,588	0.1%
#	Mitsubishi Shokuhin Co., Ltd.	87,800	1,911,405	0.1%
	Mitsui Sugar Co., Ltd.	541,850	1,780,278	0.1%
	Miyoshi Oil & Fat Co., Ltd.	390,000	443,327	0.0%
	Morinaga & Co., Ltd.	1,167,000	3,059,979	0.1%
	Morinaga Milk Industry Co., Ltd.	1,167,000	4,033,860	0.2%
	Morozoff, Ltd.	146,000	452,833	0.0%
	Nagatanien Co., Ltd.	129,000	1,173,065	0.1%
	Nakamuraya Co., Ltd.	189,000	735,931	0.0%
	Natori Co., Ltd.	21,300	232,675	0.0%
	Nichimo Co., Ltd.	170,000	276,539	0.0%
	Nichirei Corp.	1,544,000	6,986,999	0.3%
#	Nihon Chouzai Co., Ltd.	15,980	537,630	0.0%
	Niitaka Co., Ltd.	5,860	53,776	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	626,000	1,081,094	0.1%
	Nippon Flour Mills Co., Ltd.	730,000	3,244,946	0.1%
*	Nippon Suisan Kaisha, Ltd.	1,523,100	4,735,827	0.2%
#	Nisshin Oillio Group, Ltd. (The)	699,000	2,443,147	0.1%
	Nissin Sugar Co., Ltd.	19,600	399,595	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Nitto Fuji Flour Milling Co., Ltd.	64,000	$171,378	0.0%
	Noevir Holdings Co., Ltd.	70,500	1,229,272	0.1%
	Oenon Holdings, Inc.	316,000	567,471	0.0%
#	OIE Sangyo Co., Ltd.	20,900	145,532	0.0%
	Okuwa Co., Ltd.	120,000	921,144	0.0%
	Olympic Group Corp.	64,900	470,442	0.0%
	OUG Holdings, Inc.	29,000	54,910	0.0%
#	Pigeon Corp.	35,200	2,052,373	0.1%
	Prima Meat Packers, Ltd.	884,000	1,989,267	0.1%
#	Qol Co., Ltd.	54,100	358,902	0.0%
#	Riken Vitamin Co., Ltd.	79,200	2,839,673	0.1%
#	Rock Field Co., Ltd.	60,500	984,318	0.0%
#	Rokko Butter Co., Ltd.	45,800	422,293	0.0%
	S Foods, Inc.	77,762	1,538,161	0.1%
	S&B Foods, Inc.	499	18,084	0.0%
#	Sakata Seed Corp.	187,900	3,135,924	0.1%
	San-A Co., Ltd.	101,600	3,433,091	0.1%
	Sapporo Holdings, Ltd.	1,993,000	8,422,317	0.4%
#	Shoei Foods Corp.	47,000	349,635	0.0%
	Showa Sangyo Co., Ltd.	524,000	2,101,480	0.1%
	Sogo Medical Co., Ltd.	28,700	1,454,541	0.1%
	ST Corp.	78,900	659,930	0.0%
	Starzen Co., Ltd.	354,000	1,235,871	0.1%
#	Takara Holdings, Inc.	893,000	5,791,811	0.2%
#	Tobu Store Co., Ltd.	205,000	487,029	0.0%
	Toho Co., Ltd.	209,000	775,464	0.0%
#	Tohto Suisan Co., Ltd.	173,000	284,739	0.0%
#	Torigoe Co., Ltd. (The)	82,600	529,415	0.0%
	Toyo Sugar Refining Co., Ltd.	157,000	130,847	0.0%
#	UNY Group Holdings Co., Ltd.	1,510,900	7,691,584	0.3%
	Valor Co., Ltd.	218,200	3,864,655	0.2%
	Warabeya Nichiyo Co., Ltd.	85,860	1,444,424	0.1%
	Welcia Holdings Co., Ltd.	72,600	2,149,558	0.1%
	Yaizu Suisankagaku Industry Co., Ltd.	47,400	412,092	0.0%
	Yamatane Corp.	535,000	767,559	0.0%
#	Yamaya Corp.	24,700	323,588	0.0%
	Yaoko Co., Ltd.	52,900	3,052,435	0.1%
#	Yokohama Reito Co., Ltd.	270,600	1,811,363	0.1%
	Yomeishu Seizo Co., Ltd.	100,000	768,075	0.0%
	Yonekyu Corp.	22,800	342,153	0.0%
	Yuasa Funashoku Co., Ltd.	125,000	318,067	0.0%
	Yutaka Foods Corp.	6,000	93,185	0.0%
Total Consumer Staples			214,401,526	8.8%

Energy — (0.9%)
#	BP Castrol K.K.	66,500	644,058	0.0%
#	Cosmo Oil Co., Ltd.	3,555,000	5,051,042	0.2%
	Fuji Kosan Co., Ltd.	33,100	165,907	0.0%
#	Fuji Oil Co., Ltd.	293,100	891,157	0.0%
	Itochu Enex Co., Ltd.	311,000	2,192,649	0.1%
#	Japan Drilling Co., Ltd.	35,800	1,269,863	0.1%
	Japan Oil Transportation Co., Ltd.	84,000	162,390	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
	Mitsuuroko Group Holdings Co., Ltd.	190,200	$875,088	0.0%
#	Nippon Coke & Engineering Co., Ltd.	1,410,500	1,321,189	0.1%
#	Nippon Gas Co., Ltd.	192,800	4,348,051	0.2%
	Nippon Seiro Co., Ltd.	64,000	136,427	0.0%
#	Sala Corp.	128,500	646,946	0.0%
	San-Ai Oil Co., Ltd.	319,000	2,137,411	0.1%
	Shinko Plantech Co., Ltd.	244,100	1,710,499	0.1%
#	Sinanen Co., Ltd.	268,000	989,330	0.0%
	Toa Oil Co., Ltd.	427,000	560,901	0.0%
	Toyo Kanetsu K.K.	642,000	1,302,243	0.1%
Total Energy			24,405,151	1.0%

Financials — (10.2%)
	77 Bank, Ltd. (The)	50,000	262,775	0.0%
	Aichi Bank, Ltd. (The)	54,200	2,679,190	0.1%
	Airport Facilities Co., Ltd.	136,670	818,429	0.0%
#	Aizawa Securities Co., Ltd.	159,400	859,496	0.0%
	Akita Bank, Ltd. (The)	1,130,400	3,107,248	0.1%
	Anabuki Kosan, Inc.	22,000	48,239	0.0%
	Aomori Bank, Ltd. (The)	1,220,000	3,531,340	0.1%
	Asax Co., Ltd.	1,700	19,977	0.0%
	Awa Bank, Ltd. (The)	1,185,000	6,336,429	0.3%
#	Bank of Iwate, Ltd. (The)	105,100	4,520,096	0.2%
	Bank of Kochi, Ltd. (The)	205,000	270,259	0.0%
	Bank of Nagoya, Ltd. (The)	1,036,297	3,833,894	0.2%
#	Bank of Okinawa, Ltd. (The)	113,200	4,612,107	0.2%
	Bank of Saga, Ltd. (The)	809,000	1,837,085	0.1%
	Bank of the Ryukyus, Ltd.	233,480	3,291,180	0.1%
	Chiba Kogyo Bank, Ltd. (The)	239,900	1,667,210	0.1%
	Chukyo Bank, Ltd. (The)	702,000	1,255,298	0.1%
	Daibiru Corp.	312,400	2,938,541	0.1%
	Daiichi Commodities Co., Ltd.	13,700	50,297	0.0%
	Daikyo, Inc.	1,959,000	3,027,973	0.1%
	Daisan Bank, Ltd. (The)	832,000	1,384,915	0.1%
	Daishi Bank, Ltd. (The)	2,061,000	6,840,790	0.3%
	Daito Bank, Ltd. (The)	898,000	1,047,081	0.0%
#	Dream Incubator, Inc.	19,500	470,650	0.0%
	DSB Co, Ltd.	57,400	377,305	0.0%
#	Ehime Bank, Ltd. (The)	931,000	1,964,087	0.1%
	Eighteenth Bank, Ltd. (The)	1,099,000	3,067,176	0.1%
#	FIDEA Holdings Co., Ltd.	879,100	1,596,409	0.1%
#	Financial Products Group Co., Ltd.	138,300	1,653,535	0.1%
	Fukui Bank, Ltd. (The)	1,283,000	2,849,269	0.1%
	Fukushima Bank, Ltd. (The)	1,462,000	1,137,574	0.0%
	Fuyo General Lease Co., Ltd.	84,100	2,903,622	0.1%
	GCA Savvian Corp.	90,600	863,236	0.0%
	Goldcrest Co., Ltd.	104,790	1,937,850	0.1%
	Grandy House Corp.	14,200	35,033	0.0%
	Heiwa Real Estate Co., Ltd.	255,900	3,876,334	0.2%
	Higashi-Nippon Bank, Ltd. (The)	871,000	2,425,886	0.1%
	Higo Bank, Ltd. (The)	1,157,000	6,128,001	0.3%
	Hokkoku Bank, Ltd. (The)	1,792,000	5,745,218	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Hokuetsu Bank, Ltd. (The)	1,315,000	$2,382,553	0.1%
	Hyakugo Bank, Ltd. (The)	1,534,609	6,331,171	0.3%
	Hyakujushi Bank, Ltd. (The)	1,553,000	5,072,953	0.2%
	IBJ Leasing Co., Ltd.	64,900	1,287,868	0.1%
	Ichiyoshi Securities Co., Ltd.	234,400	2,521,377	0.1%
	IwaiCosmo Holdings, Inc.	121,600	1,360,992	0.1%
#*	Japan Asia Investment Co., Ltd.	273,000	178,140	0.0%
#	Jimoto Holdings, Inc.	427,900	811,676	0.0%
#	Jowa Holdings Co., Ltd.	53,800	1,589,552	0.1%
	Juroku Bank, Ltd. (The)	2,060,000	7,291,290	0.3%
#	kabu.com Securities Co., Ltd.	503,700	2,471,086	0.1%
	Kabuki-Za Co., Ltd.	39,000	1,627,275	0.1%
	Kagoshima Bank, Ltd. (The)	990,000	6,212,877	0.3%
#	Kansai Urban Banking Corp.	153,500	1,588,503	0.1%
	Keihanshin Building Co., Ltd.	201,100	1,065,160	0.0%
	Keiyo Bank, Ltd. (The)	1,365,000	7,617,474	0.3%
	Kita-Nippon Bank, Ltd. (The)	50,506	1,233,495	0.1%
	Kiyo Bank, Ltd. (The)	382,290	4,899,108	0.2%
#	Kosei Securities Co., Ltd. (The)	11,000	21,628	0.0%
#	Kyokuto Securities Co., Ltd.	126,500	2,005,756	0.1%
	Land Business Co., Ltd.	59,500	203,294	0.0%
*	Leopalace21 Corp.	1,523,700	9,612,366	0.4%
*	Lifenet Insurance Co.	21,000	56,907	0.0%
	Marusan Securities Co., Ltd.	402,500	2,700,000	0.1%
#	Michinoku Bank, Ltd. (The)	856,000	1,593,335	0.1%
	Mie Bank, Ltd. (The)	521,000	1,180,406	0.0%
	Minato Bank, Ltd. (The)	1,115,000	1,970,400	0.1%
	Mito Securities Co., Ltd.	348,300	1,236,762	0.1%
	Miyazaki Bank, Ltd. (The)	954,000	2,978,024	0.1%
#	Monex Group, Inc.	1,207,400	2,875,093	0.1%
#	Money Partners Group Co., Ltd.	33,400	120,708	0.0%
	Musashino Bank, Ltd. (The)	204,500	6,796,878	0.3%
#	Nagano Bank, Ltd. (The)	527,000	940,196	0.0%
	Nanto Bank, Ltd. (The)	1,127,000	3,867,484	0.2%
*	New Real Property K.K.	43,900	—	0.0%
#	Nisshin Fudosan Co.	191,500	780,258	0.0%
	North Pacific Bank, Ltd.	1,887,700	7,287,576	0.3%
	Ogaki Kyoritsu Bank, Ltd. (The)	2,012,000	6,066,481	0.2%
	Oita Bank, Ltd. (The)	1,042,900	3,683,117	0.1%
#	Okasan Securities Group, Inc.	48,000	360,917	0.0%
	Open House Co., Ltd.	10,300	202,807	0.0%
	Relo Holdings, Inc.	62,900	4,497,015	0.2%
	Ricoh Leasing Co., Ltd.	104,600	2,697,504	0.1%
	SAMTY Co., Ltd.	79,100	506,066	0.0%
	San-In Godo Bank, Ltd. (The)	985,000	7,406,660	0.3%
	Sankyo Frontier Co., Ltd.	6,000	45,246	0.0%
#	Sawada Holdings Co., Ltd.	146,100	1,101,326	0.0%
	Senshu Ikeda Holdings, Inc.	1,379,500	6,256,019	0.3%
	Shiga Bank, Ltd. (The)	1,187,000	6,323,547	0.3%
	Shikoku Bank, Ltd. (The)	1,219,000	2,556,956	0.1%
	Shimane Bank, Ltd. (The)	16,600	191,202	0.0%
	Shimizu Bank, Ltd. (The)	48,900	1,196,450	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
#	Sparx Group Co., Ltd.	573,300	$966,168	0.0%
	Sumitomo Real Estate Sales Co., Ltd.	107,760	2,426,945	0.1%
#	Sun Frontier Fudousan Co., Ltd.	142,500	1,309,568	0.1%
	Taiko Bank, Ltd. (The)	189,000	346,724	0.0%
#	Takagi Securities Co., Ltd.	231,000	499,469	0.0%
	Takara Leben Co., Ltd.	550,800	2,385,387	0.1%
	TOC Co., Ltd.	435,250	2,442,598	0.1%
	Tochigi Bank, Ltd. (The)	745,000	3,301,514	0.1%
	Toho Bank, Ltd. (The)	1,351,200	4,549,862	0.2%
	Tohoku Bank, Ltd. (The)	605,000	787,681	0.0%
#	Tokyo Rakutenchi Co., Ltd.	218,000	922,471	0.0%
#	Tokyo Theatres Co., Inc.	482,000	567,528	0.0%
#*	Tokyo TY Financial Group, Inc.	154,738	4,321,244	0.2%
	Tomato Bank, Ltd.	476,000	698,926	0.0%
	TOMONY Holdings, Inc.	937,950	4,016,419	0.2%
#	Tosei Corp.	204,600	1,172,588	0.0%
	Tottori Bank, Ltd. (The)	343,000	670,261	0.0%
	Towa Bank, Ltd. (The)	2,014,000	1,702,118	0.1%
	Toyo Securities Co., Ltd.	431,000	1,231,901	0.1%
	Tsukuba Bank, Ltd.	499,200	1,512,508	0.1%
#	Yamagata Bank, Ltd. (The)	879,500	3,828,528	0.2%
	Yamanashi Chuo Bank, Ltd. (The)	1,004,000	4,063,211	0.2%
Total Financials			279,855,587	11.5%

Health Care — (4.2%)
	As One Corp.	87,368	2,280,036	0.1%
	Asahi Intecc Co., Ltd.	126,300	6,154,778	0.3%
	ASKA Pharmaceutical Co., Ltd.	135,100	1,449,686	0.1%
	Biofermin Pharmaceutical Co., Ltd.	10,000	242,408	0.0%
	BML, Inc.	70,300	1,868,187	0.1%
#	CMIC Holdings Co., Ltd.	67,300	1,052,991	0.0%
	Create Medic Co., Ltd.	28,000	240,279	0.0%
#	Daiken Medical Co., Ltd.	91,500	850,567	0.0%
	Daito Pharmaceutical Co., Ltd.	61,500	967,812	0.0%
	Eiken Chemical Co., Ltd.	98,700	1,599,538	0.1%
	EPS Corp.	169,400	1,994,761	0.1%
	FALCO HOLDINGS Co., Ltd.	39,100	407,144	0.0%
	FINDEX, Inc.	30,400	1,685,524	0.1%
	Fuji Pharma Co., Ltd.	42,000	737,444	0.0%
	Fuso Pharmaceutical Industries, Ltd.	427,000	1,050,114	0.0%
#	Hogy Medical Co., Ltd.	73,100	3,333,736	0.1%
	Iwaki & Co., Ltd.	154,000	280,023	0.0%
#	Japan Medical Dynamic Marketing, Inc.	100,700	482,566	0.0%
	Jeol, Ltd.	490,000	2,516,467	0.1%
#	JMS Co., Ltd.	162,000	387,681	0.0%
	Kaken Pharmaceutical Co., Ltd.	190,000	3,673,876	0.2%
	Kawasumi Laboratories, Inc.	71,100	439,952	0.0%
	Kissei Pharmaceutical Co., Ltd.	77,800	2,040,874	0.1%
	KYORIN Holdings, Inc.	307,200	5,692,803	0.2%
	Mani, Inc.	33,000	1,963,323	0.1%
#	Message Co., Ltd.	87,100	2,392,418	0.1%
	Mochida Pharmaceutical Co., Ltd.	78,499	4,249,744	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	Nagaileben Co., Ltd.	58,000	$942,978	0.0%
	Nakanishi, Inc.	109,200	4,635,837	0.2%
	Nichi-iko Pharmaceutical Co., Ltd.	271,950	4,218,114	0.2%
#	Nichii Gakkan Co.	291,100	2,307,365	0.1%
	Nikkiso Co., Ltd.	372,000	3,441,847	0.1%
	Nippon Chemiphar Co., Ltd.	180,000	815,467	0.0%
#	Nippon Shinyaku Co., Ltd.	54,000	1,734,943	0.1%
#	Nipro Corp.	713,500	6,144,956	0.3%
	Nissui Pharmaceutical Co., Ltd.	70,500	740,269	0.0%
	Paramount Bed Holdings Co., Ltd.	117,500	3,097,141	0.1%
	Rion Co., Ltd.	43,500	499,131	0.0%
	Rohto Pharmaceutical Co., Ltd.	382,100	4,773,938	0.2%
	Seed Co., Ltd.	2,800	33,046	0.0%
#	Seikagaku Corp.	115,200	1,863,102	0.1%
	Ship Healthcare Holdings, Inc.	235,500	5,343,353	0.2%
	Shofu, Inc.	30,500	398,323	0.0%
#	Software Service, Inc.	17,900	605,652	0.0%
	Taiko Pharmaceutical Co., Ltd.	66,500	1,109,310	0.1%
	Techno Medica Co., Ltd.	23,700	484,877	0.0%
#	Toho Holdings Co., Ltd.	326,000	4,746,764	0.2%
	Tokai Corp/Gifu	53,600	1,603,242	0.1%
	Torii Pharmaceutical Co., Ltd.	57,800	1,412,560	0.1%
	Towa Pharmaceutical Co., Ltd.	60,800	2,690,034	0.1%
#	Tsukui Corp.	186,100	1,585,890	0.1%
#	Tsumura & Co.	236,900	5,238,598	0.2%
	Uchiyama Holdings Co., Ltd.	24,200	121,313	0.0%
#	Vital KSK Holdings, Inc.	196,400	1,477,101	0.1%
#	Wakamoto Pharmaceutical Co., Ltd.	107,000	234,223	0.0%
	ZERIA Pharmaceutical Co., Ltd.	122,799	2,029,667	0.1%
Total Health Care			114,363,773	4.7%

Industrials — (26.5%)
#*	A&A Material Corp.	127,000	120,849	0.0%
	Advan Co., Ltd.	96,200	945,283	0.0%
	Advanex, Inc.	244,000	382,365	0.0%
	Aeon Delight Co., Ltd.	101,500	2,364,877	0.1%
	Aica Kogyo Co., Ltd.	321,900	6,647,570	0.3%
	Aichi Corp.	176,500	836,748	0.0%
	Aida Engineering, Ltd.	305,500	2,747,753	0.1%
#	Alinco, Inc.	63,200	610,253	0.0%
	Alps Logistics Co., Ltd.	50,700	595,196	0.0%
#	Altech Corp.	44,850	551,423	0.0%
	Anest Iwata Corp.	173,100	1,170,833	0.1%
#*	Arrk Corp.	434,600	505,649	0.0%
	Asahi Diamond Industrial Co., Ltd.	334,000	3,491,988	0.2%
#	Asahi Kogyosha Co., Ltd.	126,000	436,810	0.0%
#*	Asanuma Corp.	501,000	652,175	0.0%
	Asia Air Survey Co., Ltd.	20,000	82,900	0.0%
#*	Asia Growth Capital, Ltd.	401,200	527,852	0.0%
	Asunaro Aoki Construction Co., Ltd.	154,000	1,022,556	0.1%
	Bando Chemical Industries, Ltd.	471,000	1,698,009	0.1%
#	Benefit One, Inc.	99,700	1,076,384	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Bunka Shutter Co., Ltd.	316,000	$2,550,152	0.1%
	Career Design Center Co., Ltd.	26,700	201,654	0.0%
	Central Glass Co., Ltd.	1,249,000	4,529,699	0.2%
	Central Security Patrols Co., Ltd.	41,900	406,111	0.0%
	Chiyoda Integre Co., Ltd.	75,200	1,311,119	0.1%
	Chodai Co., Ltd.	20,000	126,760	0.0%
	Chudenko Corp.	113,700	1,757,146	0.1%
	Chugai Ro Co., Ltd.	384,000	869,575	0.0%
	CKD Corp.	346,400	3,292,889	0.1%
#	Cosel Co., Ltd.	125,300	1,282,399	0.1%
#	CTI Engineering Co., Ltd.	74,400	944,521	0.0%
	Dai-Dan Co., Ltd.	158,000	955,371	0.0%
	Daido Kogyo Co., Ltd.	206,000	436,486	0.0%
	Daifuku Co., Ltd.	590,800	6,610,517	0.3%
	Daihatsu Diesel Manufacturing Co., Ltd.	86,000	652,300	0.0%
	Daihen Corp.	614,000	3,086,169	0.1%
#	Daiho Corp.	359,000	1,645,649	0.1%
	Daiichi Jitsugyo Co., Ltd.	258,000	1,287,380	0.1%
	Daiseki Co., Ltd.	229,963	3,973,014	0.2%
	Daiseki Eco. Solution Co., Ltd.	7,200	104,829	0.0%
*	Daisue Construction Co., Ltd.	33,700	240,852	0.0%
	Daiwa Industries, Ltd.	178,000	1,113,808	0.1%
	Daiwa Odakyu Construction Co.	5,400	37,255	0.0%
#*	Danto Holdings Corp.	165,000	209,384	0.0%
	Denyo Co., Ltd.	87,100	1,299,197	0.1%
#	Dijet Industrial Co., Ltd.	88,000	171,580	0.0%
	DMG Mori Seiki Co., Ltd.	600,500	7,435,603	0.3%
	DMW Corp.	4,800	73,768	0.0%
#	Duskin Co., Ltd.	228,800	3,359,836	0.1%
#	Ebara Jitsugyo Co., Ltd.	41,400	498,205	0.0%
	Eidai Co., Ltd.	115,000	445,243	0.0%
#	Emori Group Holdings Co., Ltd.	48,300	441,060	0.0%
	en-japan, Inc.	64,200	1,011,067	0.1%
#	Endo Lighting Corp.	61,900	674,720	0.0%
#*	Enshu, Ltd.	281,000	268,738	0.0%
	Freund Corp.	9,900	85,844	0.0%
#	Fudo Tetra Corp.	1,012,700	2,065,912	0.1%
	Fujikura, Ltd.	2,042,000	8,397,337	0.4%
#*	Fujisash Co., Ltd.	449,200	574,603	0.0%
#	Fujitec Co., Ltd.	449,500	4,770,944	0.2%
#	Fukuda Corp.	508,000	4,287,676	0.2%
	Fukushima Industries Corp.	80,400	1,286,267	0.1%
#	Fukuyama Transporting Co., Ltd.	814,400	4,400,926	0.2%
#*	FULLCAST Holdings Co., Ltd.	53,300	211,853	0.0%
	Funai Soken Holdings, Inc.	120,700	991,104	0.1%
#	Furukawa Co., Ltd.	1,606,000	2,757,376	0.1%
#	Furukawa Electric Co., Ltd.	4,945,000	8,203,349	0.3%
	Furusato Industries, Ltd.	53,500	732,650	0.0%
	Futaba Corp.	128,700	1,867,260	0.1%
	Gecoss Corp.	112,400	1,670,306	0.1%
	Glory, Ltd.	274,400	7,392,633	0.3%
	Hamakyorex Co., Ltd.	42,700	1,315,032	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Hanwa Co., Ltd.	1,245,000	$4,385,593	0.2%
#	Harmonic Drive Systems, Inc.	154,400	2,245,675	0.1%
	Hazama Ando Corp.	1,058,900	6,807,090	0.3%
#	Hibiya Engineering, Ltd.	124,300	1,693,001	0.1%
	Hisaka Works, Ltd.	103,100	834,458	0.0%
#	Hitachi Koki Co., Ltd.	315,400	2,408,991	0.1%
	Hitachi Metals Techno, Ltd.	56,500	564,827	0.0%
	Hitachi Transport System, Ltd.	272,300	3,333,622	0.1%
	Hitachi Zosen Corp.	1,020,079	5,896,058	0.3%
#	Hokuetsu Industries Co., Ltd.	109,000	994,245	0.1%
	Hokuriku Electrical Construction Co., Ltd.	82,000	459,541	0.0%
	Hosokawa Micron Corp.	179,000	1,029,749	0.1%
	Howa Machinery, Ltd.	74,200	464,421	0.0%
#	Ichiken Co., Ltd.	147,000	398,804	0.0%
	ICHINEN HOLDINGS Co., Ltd.	117,500	1,035,485	0.1%
	Idec Corp.	163,400	1,396,580	0.1%
	Iino Kaiun Kaisha, Ltd.	516,500	2,872,939	0.1%
	Inaba Denki Sangyo Co., Ltd.	141,200	4,558,947	0.2%
#	Inaba Seisakusho Co., Ltd.	51,100	566,890	0.0%
	Inabata & Co., Ltd.	317,300	2,851,630	0.1%
#	Inui Global Logistics Co., Ltd.	69,880	563,037	0.0%
#	Iseki & Co., Ltd.	1,142,000	2,159,521	0.1%
	Ishii Iron Works Co., Ltd.	110,000	210,257	0.0%
#*	Ishikawa Seisakusho, Ltd.	37,000	31,656	0.0%
#	Itoki Corp.	220,000	1,131,540	0.1%
	Iwasaki Electric Co., Ltd.	383,000	765,693	0.0%
#	Iwatani Corp.	1,118,000	7,325,398	0.3%
#	Jalux, Inc.	42,600	593,976	0.0%
	Jamco Corp.	80,000	2,065,645	0.1%
#	Japan Foundation Engineering Co., Ltd.	123,000	401,897	0.0%
	Japan Pulp & Paper Co., Ltd.	469,000	1,286,594	0.1%
#	Japan Steel Works, Ltd. (The)	2,018,000	7,139,936	0.3%
	Japan Transcity Corp.	249,000	773,185	0.0%
#	JK Holdings Co., Ltd.	92,540	453,955	0.0%
#	Juki Corp.	929,000	3,286,260	0.1%
	Kamei Corp.	153,000	949,354	0.0%
	Kanaden Corp.	116,000	785,555	0.0%
	Kanagawa Chuo Kotsu Co., Ltd.	195,000	938,538	0.0%
#	Kanamoto Co., Ltd.	160,500	4,339,897	0.2%
#	Kandenko Co., Ltd.	644,000	3,696,062	0.2%
	Kanematsu Corp.	2,413,625	3,436,738	0.2%
*	Kanematsu-NNK Corp.	43,000	54,464	0.0%
#	Katakura Industries Co., Ltd.	140,000	1,478,067	0.1%
	Kato Works Co., Ltd.	318,000	2,567,893	0.1%
#	KAWADA TECHNOLOGIES, Inc.	60,600	2,024,419	0.1%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	343,307	0.0%
	Keihin Co., Ltd.	256,000	355,484	0.0%
*	KI Holdings Co., Ltd.	91,000	426,057	0.0%
	Kimura Chemical Plants Co., Ltd.	15,700	67,592	0.0%
#	King Jim Co., Ltd.	30,400	187,486	0.0%
#*	Kinki Sharyo Co., Ltd. (The)	157,000	427,163	0.0%
	Kintetsu World Express, Inc.	92,100	3,534,044	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Kitagawa Iron Works Co., Ltd.	510,000	$923,990	0.0%
	Kitano Construction Corp.	266,000	852,104	0.0%
#	Kito Corp.	106,600	1,052,787	0.1%
#	Kitz Corp.	539,200	2,202,280	0.1%
*	Kobe Electric Railway Co., Ltd.	25,000	72,077	0.0%
#	Kobelco Eco-Solutions Co., Ltd.	100,000	562,691	0.0%
	Koike Sanso Kogyo Co., Ltd.	149,000	433,749	0.0%
	Kokusai Co., Ltd.	38,700	636,116	0.0%
	Kokuyo Co., Ltd.	543,125	4,056,667	0.2%
#	KOMAIHALTEC, Inc.	234,000	567,688	0.0%
	Komatsu Wall Industry Co., Ltd.	41,200	943,156	0.0%
	Komori Corp.	358,800	4,079,263	0.2%
	Kondotec, Inc.	127,600	883,134	0.0%
	Konoike Transport Co., Ltd.	27,900	571,122	0.0%
	Kosaido Co., Ltd.	275,700	1,048,067	0.1%
	KRS Corp.	37,200	430,780	0.0%
#*	Kumagai Gumi Co., Ltd.	1,799,000	5,760,593	0.2%
#	Kuroda Electric Co., Ltd.	219,000	3,018,364	0.1%
	Kyodo Printing Co., Ltd.	540,000	1,710,932	0.1%
	Kyokuto Boeki Kaisha, Ltd.	58,000	106,836	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	2,495,072	0.1%
	Kyoritsu Printing Co., Ltd.	96,800	233,113	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	283,000	876,555	0.0%
	Kyowa Exeo Corp.	491,900	5,245,964	0.2%
	Kyudenko Corp.	225,000	2,489,079	0.1%
#	Link And Motivation, Inc.	251,400	332,198	0.0%
#*	Lonseal Corp.	116,000	137,392	0.0%
	Maeda Corp.	845,000	6,890,253	0.3%
#	Maeda Kosen Co., Ltd.	103,400	1,051,818	0.1%
	Maeda Road Construction Co., Ltd.	396,000	5,873,932	0.3%
	Maezawa Industries, Inc.	35,700	97,151	0.0%
	Maezawa Kasei Industries Co., Ltd.	46,900	469,442	0.0%
	Maezawa Kyuso Industries Co., Ltd.	49,600	582,285	0.0%
	Makino Milling Machine Co., Ltd.	674,000	4,968,239	0.2%
	Marubeni Construction Material Lease Co., Ltd.	75,000	191,665	0.0%
	Marufuji Sheet Piling Co., Ltd.	58,000	189,505	0.0%
#	Maruka Machinery Co., Ltd.	33,100	385,128	0.0%
	Maruyama Manufacturing Co., Inc.	237,000	458,251	0.0%
	Maruzen Co., Ltd.	46,000	408,609	0.0%
#	Maruzen Showa Unyu Co., Ltd.	309,000	997,960	0.1%
	Matsuda Sangyo Co., Ltd.	82,582	893,951	0.0%
	Matsui Construction Co., Ltd.	128,600	626,078	0.0%
	Max Co., Ltd.	197,000	2,016,615	0.1%
	Meidensha Corp.	1,166,050	3,677,596	0.2%
#	Meiji Shipping Co., Ltd.	114,200	344,243	0.0%
#	Meisei Industrial Co., Ltd.	258,000	1,590,861	0.1%
	Meitec Corp.	184,400	5,451,115	0.2%
	Meito Transportation Co., Ltd.	22,000	125,622	0.0%
#	Meiwa Corp.	166,400	643,780	0.0%
	Mesco, Inc.	22,000	150,857	0.0%
	Mirait Holdings Corp.	382,485	4,339,577	0.2%
	Mitani Corp.	70,200	1,610,315	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Mitsubishi Nichiyu Forklift Co., Ltd.	164,200	$1,032,659	0.1%
	Mitsubishi Pencil Co., Ltd.	111,200	3,318,683	0.1%
	Mitsuboshi Belting Co., Ltd.	332,000	2,439,687	0.1%
#	Mitsui Engineering & Shipbuilding Co., Ltd.	4,936,000	8,674,462	0.4%
#	Mitsui Matsushima Co., Ltd.	872,000	919,567	0.0%
	Mitsui-Soko Holdings Co, Ltd.	632,000	2,237,981	0.1%
	Mitsumura Printing Co., Ltd.	93,000	204,598	0.0%
#	Miura Co., Ltd.	418,200	4,232,044	0.2%
#	Miyaji Engineering Group, Inc.	388,175	646,985	0.0%
#	MonotaRO Co., Ltd.	214,600	4,323,973	0.2%
	Morita Holdings Corp.	239,000	2,369,117	0.1%
	Moshi Moshi Hotline, Inc.	80,700	744,826	0.0%
#	NAC Co., Ltd.	60,600	571,855	0.0%
	Nachi-Fujikoshi Corp.	1,055,000	6,475,966	0.3%
#	Nagase & Co., Ltd.	337,400	4,028,673	0.2%
	Nakabayashi Co., Ltd.	217,000	373,759	0.0%
	Nakano Corp.	14,800	49,398	0.0%
	Namura Shipbuilding Co., Ltd.	223,528	2,407,541	0.1%
#	Narasaki Sangyo Co., Ltd.	103,000	273,848	0.0%
	NDS Co., Ltd.	248,000	631,369	0.0%
	NEC Capital Solutions, Ltd.	45,100	717,916	0.0%
#	Nichias Corp.	598,000	3,407,162	0.1%
	Nichiban Co., Ltd.	122,000	425,761	0.0%
	Nichiden Corp.	23,300	465,535	0.0%
	Nichiha Corp.	147,880	1,463,204	0.1%
	Nichireki Co., Ltd.	152,000	1,127,230	0.1%
	Nihon M&A Center, Inc.	203,300	6,124,604	0.3%
#	Nihon Trim Co., Ltd.	32,500	692,934	0.0%
	Nikkato Corp.	700	2,341	0.0%
	Nikko Co., Ltd.	160,000	539,228	0.0%
	Nippo Corp.	145,000	2,356,954	0.1%
	Nippon Air Conditioning Services Co., Ltd.	10,400	73,431	0.0%
#	Nippon Carbon Co., Ltd.	663,000	1,252,719	0.1%
	Nippon Conveyor Co., Ltd.	65,000	138,385	0.0%
	Nippon Densetsu Kogyo Co., Ltd.	237,000	3,174,561	0.1%
	Nippon Filcon Co., Ltd.	70,900	281,703	0.0%
	Nippon Hume Corp.	133,200	1,010,571	0.1%
#	Nippon Jogesuido Sekkei Co., Ltd.	31,100	391,941	0.0%
	Nippon Kanzai Co., Ltd.	43,000	955,065	0.0%
	Nippon Koei Co., Ltd.	401,000	1,610,257	0.1%
	Nippon Konpo Unyu Soko Co., Ltd.	367,100	5,374,038	0.2%
#	Nippon Parking Development Co., Ltd.	1,214,800	1,221,781	0.1%
	Nippon Rietec Co., Ltd.	7,000	53,922	0.0%
	Nippon Road Co., Ltd. (The)	395,000	1,946,921	0.1%
	Nippon Seisen Co., Ltd.	103,000	597,030	0.0%
#	Nippon Sharyo, Ltd.	434,000	1,272,555	0.1%
*	Nippon Sheet Glass Co., Ltd.	6,334,000	5,951,056	0.3%
	Nippon Steel & Sumikin Bussan Corp.	983,599	3,379,276	0.1%
	Nippon Steel & Sumikin Texeng Co., Ltd.	297,000	1,398,705	0.1%
	Nippon Thompson Co., Ltd.	422,000	2,053,122	0.1%
	Nippon Tungsten Co., Ltd.	62,000	95,981	0.0%
	Nishi-Nippon Railroad Co., Ltd.	1,692,000	6,898,828	0.3%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Nishimatsu Construction Co., Ltd.	1,855,000	$7,589,970	0.3%
	Nishio Rent All Co., Ltd.	91,200	3,002,459	0.1%
#	Nissei ASB Machine Co., Ltd.	45,400	1,121,109	0.1%
	Nissei Corp.	37,900	331,179	0.0%
	Nissei Plastic Industrial Co., Ltd.	241,800	2,499,239	0.1%
#	Nissha Printing Co., Ltd.	162,100	2,710,372	0.1%
	Nisshinbo Holdings, Inc.	929,000	9,578,672	0.4%
	Nissin Corp.	400,000	923,631	0.0%
#	Nissin Electric Co., Ltd.	284,000	1,514,245	0.1%
	Nitta Corp.	114,800	2,604,306	0.1%
	Nitto Boseki Co., Ltd.	924,000	3,302,603	0.1%
#	Nitto Kogyo Corp.	162,300	3,154,700	0.1%
	Nitto Kohki Co., Ltd.	70,500	1,279,206	0.1%
	Nitto Seiko Co., Ltd.	153,000	463,131	0.0%
#	Nittoc Construction Co., Ltd.	206,000	871,901	0.0%
	Nittoku Engineering Co., Ltd.	88,200	968,566	0.0%
	Noda Corp.	158,100	557,579	0.0%
	Nomura Co., Ltd.	222,800	1,751,984	0.1%
	Noritake Co., Ltd.	654,000	1,447,316	0.1%
	Noritz Corp.	198,100	3,240,243	0.1%
#	NS United Kaiun Kaisha, Ltd.	604,000	1,709,577	0.1%
#	Obara Group, Inc.	80,000	3,550,599	0.2%
	Obayashi Road Corp.	175,000	1,118,731	0.1%
#	Odelic Co., Ltd.	17,000	409,823	0.0%
	Oiles Corp.	169,850	2,887,617	0.1%
	Okabe Co., Ltd.	249,100	2,260,940	0.1%
*	Okamoto Machine Tool Works, Ltd.	205,000	227,535	0.0%
	Okamura Corp.	391,100	2,752,910	0.1%
#	OKK Corp.	437,000	571,424	0.0%
#	OKUMA Corp.	868,000	6,829,380	0.3%
	Okumura Corp.	1,028,400	4,643,722	0.2%
	Onamba Co., Ltd.	1,500	7,432	0.0%
#	Onoken Co., Ltd.	89,800	739,944	0.0%
	Organo Corp.	235,000	934,490	0.0%
	OSG Corp.	457,200	7,377,811	0.3%
	Outsourcing, Inc.	56,200	829,111	0.0%
	Oyo Corp.	96,400	1,468,391	0.1%
#	Pasco Corp.	124,000	349,375	0.0%
#	Pasona Group, Inc.	130,500	582,097	0.0%
#	Penta-Ocean Construction Co., Ltd.	1,726,100	5,889,093	0.3%
	Pilot Corp.	96,700	5,525,045	0.2%
#	Prestige International, Inc.	109,300	863,711	0.0%
	Pronexus, Inc.	133,200	828,208	0.0%
#	PS Mitsubishi Construction Co., Ltd.	141,300	579,788	0.0%
	Raito Kogyo Co., Ltd.	302,700	2,630,227	0.1%
	Rheon Automatic Machinery Co., Ltd.	98,000	429,194	0.0%
	Ryobi, Ltd.	802,200	2,162,501	0.1%
	Sakai Heavy Industries, Ltd.	244,000	618,926	0.0%
#	Sakai Moving Service Co., Ltd.	23,500	678,750	0.0%
#*	Sanix, Inc.	79,200	263,686	0.0%
#	Sanki Engineering Co., Ltd.	306,200	2,052,471	0.1%
#	Sanko Metal Industrial Co., Ltd.	136,000	284,326	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Sankyo Tateyama, Inc.	171,000	$3,128,990	0.1%
	Sankyu, Inc.	1,561,000	6,335,971	0.3%
	Sanoyas Holdings Corp.	40,600	122,376	0.0%
	Sanwa Holdings Corp.	1,262,100	8,798,300	0.4%
	Sanyo Denki Co., Ltd.	261,000	1,746,475	0.1%
	Sanyo Engineering & Construction, Inc.	48,000	199,445	0.0%
	Sanyo Industries, Ltd.	99,000	167,779	0.0%
	Sata Construction Co., Ltd.	439,000	513,469	0.0%
#	Sato Holdings Corp.	134,200	3,050,529	0.1%
	Sato Shoji Corp.	68,700	428,944	0.0%
	SBS Holdings, Inc.	88,700	730,473	0.0%
#	Secom Joshinetsu Co., Ltd.	33,900	874,536	0.0%
	Seibu Electric Industry Co., Ltd.	70,000	283,952	0.0%
	Seika Corp.	322,000	730,414	0.0%
	Seikitokyu Kogyo Co., Ltd.	183,500	929,560	0.0%
	Seino Holdings Co., Ltd.	236,000	2,378,785	0.1%
	Sekisui Jushi Corp.	176,600	2,351,958	0.1%
#	Senko Co., Ltd.	563,000	2,826,470	0.1%
#	Senshu Electric Co., Ltd.	37,300	532,535	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	271,000	774,563	0.0%
#	Shibuya Kogyo Co., Ltd.	89,300	1,737,991	0.1%
#	Shima Seiki Manufacturing, Ltd.	174,800	3,158,304	0.1%
	Shin Nippon Air Technologies Co., Ltd.	88,780	728,963	0.0%
#	Shin-Keisei Electric Railway Co., Ltd.	182,000	582,718	0.0%
	Shinmaywa Industries, Ltd.	541,000	5,096,962	0.2%
	Shinnihon Corp.	194,800	770,932	0.0%
	Shinsho Corp.	287,000	647,904	0.0%
	Shinwa Co., Ltd.	8,400	91,326	0.0%
#	Shoko Co., Ltd.	416,000	587,923	0.0%
#	Showa Aircraft Industry Co., Ltd.	17,237	164,565	0.0%
	Sinfonia Technology Co., Ltd.	583,000	854,492	0.0%
	Sinko Industries, Ltd.	113,900	1,085,470	0.1%
	Sintokogio, Ltd.	272,700	1,852,612	0.1%
	Soda Nikka Co., Ltd.	67,000	272,893	0.0%
#	Sodick Co., Ltd.	144,300	1,169,949	0.1%
	Sotetsu Holdings, Inc.	925,000	3,811,935	0.2%
#	Space Co., Ltd.	63,720	614,438	0.0%
#	Srg Takamiya Co., Ltd.	97,800	901,082	0.0%
	Star Micronics Co., Ltd.	225,200	2,861,128	0.1%
	Subaru Enterprise Co., Ltd.	55,000	207,274	0.0%
	Sugimoto & Co., Ltd.	30,500	307,275	0.0%
	Sumitomo Densetsu Co., Ltd.	107,400	1,327,678	0.1%
#*	Sumitomo Mitsui Construction Co., Ltd.	4,622,300	5,834,752	0.2%
	Sumitomo Precision Products Co., Ltd.	194,000	801,153	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	843,000	4,526,859	0.2%
#*	SWCC Showa Holdings Co., Ltd.	1,732,000	1,456,180	0.1%
	Taihei Dengyo Kaisha, Ltd.	167,000	1,274,811	0.1%
#	Taiheiyo Kouhatsu, Inc.	407,000	330,868	0.0%
#	Taikisha, Ltd.	168,200	3,659,135	0.2%
#	Takano Co., Ltd.	49,400	241,446	0.0%
#	Takaoka Toko Co., Ltd.	44,820	651,005	0.0%
	Takara Printing Co., Ltd.	34,055	237,326	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Takara Standard Co., Ltd.	522,000	$3,777,665	0.2%
	Takasago Thermal Engineering Co., Ltd.	328,800	4,212,062	0.2%
	Takashima & Co., Ltd.	232,000	483,578	0.0%
	Takeei Corp.	123,000	967,530	0.0%
	Takeuchi Manufacturing Co., Ltd.	69,300	2,854,968	0.1%
	Takigami Steel Construction Co., Ltd. (The)	50,000	242,147	0.0%
#	Takisawa Machine Tool Co., Ltd.	379,000	667,406	0.0%
	Takuma Co., Ltd.	449,000	2,980,723	0.1%
#	Tanseisha Co., Ltd.	147,300	1,000,533	0.1%
#	Tatsuta Electric Wire and Cable Co., Ltd.	283,600	1,186,721	0.1%
	TECHNO ASSOCIE Co., Ltd.	58,400	554,381	0.0%
	Techno Ryowa, Ltd.	71,390	304,894	0.0%
#	Teikoku Electric Manufacturing Co., Ltd.	92,000	1,003,940	0.1%
	Teikoku Sen-I Co., Ltd.	105,100	2,340,301	0.1%
	Teraoka Seisakusho Co., Ltd.	53,600	182,971	0.0%
	Toa Corp.	1,135,000	1,934,324	0.1%
#	TOA ROAD Corp.	274,000	1,052,901	0.1%
#*	Tobishima Corp.	1,268,800	2,950,286	0.1%
	Tocalo Co., Ltd.	84,700	1,453,273	0.1%
	Toda Corp.	1,204,000	4,748,560	0.2%
	Toenec Corp.	218,000	1,023,594	0.1%
	TOKAI Holdings Corp.	540,200	2,457,575	0.1%
	Tokai Lease Co., Ltd.	154,000	263,533	0.0%
	Tokyo Energy & Systems, Inc.	143,000	1,035,955	0.1%
#	Tokyo Keiki, Inc.	364,000	840,980	0.0%
#*	Tokyo Kikai Seisakusho, Ltd.	256,000	157,511	0.0%
#	Tokyo Sangyo Co., Ltd.	81,000	315,716	0.0%
	Toli Corp.	269,000	544,582	0.0%
	Tomoe Corp.	156,400	583,501	0.0%
	Tomoe Engineering Co., Ltd.	38,300	549,518	0.0%
	Tonami Holdings Co., Ltd.	331,000	884,361	0.0%
	Toppan Forms Co., Ltd.	307,200	3,083,434	0.1%
#	Torishima Pump Manufacturing Co., Ltd.	120,500	861,997	0.0%
#	Toshiba Machine Co., Ltd.	682,000	2,702,551	0.1%
	Toshiba Plant Systems & Services Corp.	237,550	3,674,321	0.2%
#	Tosho Printing Co., Ltd.	243,000	659,967	0.0%
	Totetsu Kogyo Co., Ltd.	149,300	3,403,423	0.1%
#	Toyo Construction Co., Ltd.	388,000	1,663,755	0.1%
	Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	213,000	700,856	0.0%
#	Toyo Engineering Corp.	653,400	2,391,186	0.1%
	Toyo Machinery & Metal Co., Ltd.	87,400	323,960	0.0%
#	Toyo Tanso Co., Ltd.	68,900	1,127,301	0.1%
#	Toyo Wharf & Warehouse Co., Ltd.	350,000	578,496	0.0%
#	Trancom Co., Ltd.	43,300	1,746,241	0.1%
	Trinity Industrial Corp.	19,000	66,535	0.0%
	Trusco Nakayama Corp.	116,000	3,001,613	0.1%
	Trust Tech, Inc.	19,200	286,151	0.0%
	Tsubakimoto Chain Co.	854,700	6,868,931	0.3%
	Tsubakimoto Kogyo Co., Ltd.	117,000	294,691	0.0%
#*	Tsudakoma Corp.	303,000	402,274	0.0%
#	Tsugami Corp.	406,000	2,157,911	0.1%
	Tsukishima Kikai Co., Ltd.	130,900	1,358,350	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Tsurumi Manufacturing Co., Ltd.	94,900	$1,510,038	0.1%
	TTK Co., Ltd.	62,000	243,787	0.0%
	Uchida Yoko Co., Ltd.	331,000	1,042,075	0.1%
#	Ueki Corp.	364,000	800,036	0.0%
	Union Tool Co.	64,700	1,421,600	0.1%
#	Ushio, Inc.	266,700	2,777,427	0.1%
	Utoc Corp.	101,600	472,253	0.0%
	Wakachiku Construction Co., Ltd.	1,204,000	2,063,885	0.1%
	Wakita & Co., Ltd.	226,200	2,121,161	0.1%
	Weathernews, Inc.	37,900	943,944	0.0%
#	Yahagi Construction Co., Ltd.	164,000	1,284,833	0.1%
	YAMABIKO Corp.	46,982	2,035,934	0.1%
	Yamato Corp.	82,000	288,982	0.0%
	Yamaura Corp.	16,200	52,230	0.0%
	Yamazen Corp.	305,500	2,170,767	0.1%
	Yasuda Logistics Corp.	100,100	885,925	0.0%
	Yokogawa Bridge Holdings Corp.	182,700	2,082,108	0.1%
	Yondenko Corp.	132,800	495,487	0.0%
	Yuasa Trading Co., Ltd.	108,000	2,114,136	0.1%
	Yuken Kogyo Co., Ltd.	202,000	420,329	0.0%
#	Yumeshin Holdings Co., Ltd.	146,700	880,324	0.0%
	Yurtec Corp.	256,000	1,487,823	0.1%
	Yusen Logistics Co., Ltd.	112,700	1,247,634	0.1%
#	Zuiko Corp.	17,000	733,323	0.0%
Total Industrials			723,758,236	29.8%

Information Technology — (10.2%)
	A&D Co., Ltd.	123,700	522,647	0.0%
	Ai Holdings Corp.	255,500	4,503,783	0.2%
	Aichi Tokei Denki Co., Ltd.	192,000	513,692	0.0%
#	Aiphone Co., Ltd.	81,300	1,289,489	0.1%
#	Allied Telesis Holdings K.K.	470,700	373,250	0.0%
	Alpha Systems, Inc.	33,460	462,214	0.0%
#	Amano Corp.	385,100	3,947,273	0.2%
#	Anritsu Corp.	865,700	6,022,295	0.3%
	AOI Electronic Co., Ltd.	27,700	1,321,755	0.1%
	Argo Graphics, Inc.	23,300	350,981	0.0%
	Arisawa Manufacturing Co., Ltd.	195,800	1,422,995	0.1%
	Asahi Net, Inc.	59,600	252,029	0.0%
	Axell Corp.	48,900	611,709	0.0%
	Azbil Corp.	187,600	4,321,985	0.2%
#	Bit-isle, Inc.	127,200	522,984	0.0%
#	Broadleaf Co., Ltd.	90,500	1,272,795	0.1%
	CAC Holdings Corp.	52,000	505,659	0.0%
	Canon Electronics, Inc.	135,800	2,148,719	0.1%
	Capcom Co., Ltd.	300,100	4,508,092	0.2%
	Chino Corp.	38,200	381,413	0.0%
#*	CMK Corp.	267,600	707,528	0.0%
	Computer Engineering & Consulting, Ltd.	76,400	687,741	0.0%
	CONEXIO Corp.	129,600	1,209,544	0.1%
	Cresco, Ltd.	27,300	387,390	0.0%
#	CROOZ, Inc.	33,300	528,103	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Cybozu, Inc.	115,700	$359,849	0.0%
#	Dai-ichi Seiko Co., Ltd.	57,200	1,137,428	0.1%
#	Daishinku Corp.	193,000	586,099	0.0%
	Daito Electron Co., Ltd.	5,900	30,801	0.0%
	Daiwabo Holdings Co., Ltd.	1,220,000	2,121,665	0.1%
	Denki Kogyo Co., Ltd.	258,000	1,140,531	0.1%
	DKK-Toa Corp.	38,200	184,969	0.0%
	DTS Corp.	124,000	2,645,074	0.1%
	Eizo Corp.	112,900	2,202,394	0.1%
	Elecom Co., Ltd.	52,200	1,037,410	0.1%
	Elematec Corp.	53,471	1,277,807	0.1%
	EM Systems Co., Ltd.	18,500	264,953	0.0%
#	Enplas Corp.	57,500	1,941,930	0.1%
	ESPEC Corp.	101,300	911,975	0.0%
	Excel Co., Ltd.	50,700	681,419	0.0%
#	F@N Communications, Inc.	193,200	2,087,063	0.1%
	Faith, Inc.	27,910	257,922	0.0%
#*	FDK Corp.	682,000	804,615	0.0%
	Ferrotec Corp.	179,000	943,235	0.0%
#	Fuji Electronics Co., Ltd.	55,100	636,002	0.0%
	Fuji Soft, Inc.	120,000	2,440,653	0.1%
	Fujitsu Frontech, Ltd.	77,500	984,662	0.0%
#	Furuno Electric Co., Ltd.	135,500	1,087,811	0.1%
	Furuya Metal Co., Ltd.	10,800	258,982	0.0%
	Future Architect, Inc.	132,900	766,780	0.0%
	GMO internet, Inc.	408,000	3,464,516	0.2%
#	GMO Payment Gateway, Inc.	100,100	1,872,898	0.1%
#	Gree, Inc.	252,800	1,521,811	0.1%
#	Gurunavi, Inc.	177,800	2,456,899	0.1%
	Hakuto Co., Ltd.	86,900	855,057	0.0%
	Hioki EE Corp.	47,000	670,963	0.0%
	Hitachi Kokusai Electric, Inc.	337,500	4,720,830	0.2%
#	Hochiki Corp.	147,000	1,145,503	0.1%
#	Hokuriku Electric Industry Co., Ltd.	496,000	716,416	0.0%
	Horiba, Ltd.	218,850	7,244,320	0.3%
	Hosiden Corp.	264,400	1,472,518	0.1%
	I-Net Corp/Kanagawa	55,500	411,914	0.0%
	Icom, Inc.	47,900	1,152,502	0.1%
#	Ikegami Tsushinki Co., Ltd.	318,000	403,906	0.0%
	Imagica Robot Holdings, Inc.	53,800	226,671	0.0%
	Ines Corp.	202,300	1,549,936	0.1%
	Infocom Corp.	82,700	618,645	0.0%
	Information Services International-Dentsu, Ltd.	78,100	779,161	0.0%
	Innotech Corp.	95,700	391,552	0.0%
#	Internet Initiative Japan, Inc.	194,900	3,964,363	0.2%
#	Iriso Electronics Co., Ltd.	50,900	2,701,449	0.1%
#	IT Holdings Corp.	519,701	7,849,991	0.3%
	Itfor, Inc.	56,300	214,886	0.0%
	Iwatsu Electric Co., Ltd.	515,000	405,064	0.0%
	Japan Aviation Electronics Industry, Ltd.	196,600	4,295,151	0.2%
	Japan Digital Laboratory Co., Ltd.	96,300	1,293,838	0.1%
*	Japan Radio Co., Ltd.	335,000	1,029,726	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Jastec Co., Ltd.	55,800	$372,277	0.0%
#	JBCC Holdings, Inc.	90,000	561,355	0.0%
#*	Justsystems Corp.	165,300	1,010,408	0.1%
#	Kaga Electronics Co., Ltd.	116,400	1,451,561	0.1%
	Kanematsu Electronics, Ltd.	74,100	1,054,462	0.1%
#*	KLab, Inc.	142,800	1,522,880	0.1%
	Koa Corp.	199,700	1,873,699	0.1%
	Koei Tecmo Holdings Co., Ltd.	49,830	731,868	0.0%
	Kyoden Co., Ltd.	1,300	2,059	0.0%
#	Kyoei Sangyo Co., Ltd.	97,000	178,278	0.0%
	Kyowa Electronics Instruments Co., Ltd.	139,000	539,328	0.0%
#	LAC Co., Ltd.	85,100	581,874	0.0%
	Lasertec Corp.	23,500	265,787	0.0%
#*	Livesense, Inc.	62,000	360,964	0.0%
#	Macnica, Inc.	59,700	1,666,678	0.1%
	Marubun Corp.	98,500	667,415	0.0%
	Maruwa Co., Ltd.	53,800	1,557,286	0.1%
#	Marvelous, Inc.	202,000	2,730,230	0.1%
	Megachips Corp.	125,500	1,490,960	0.1%
#	Meiko Electronics Co., Ltd.	115,000	369,441	0.0%
#	Melco Holdings, Inc.	77,700	1,156,174	0.1%
#	Micronics Japan Co., Ltd.	84,400	2,401,681	0.1%
	Mimasu Semiconductor Industry Co., Ltd.	103,581	1,006,157	0.0%
#	Miraial Co., Ltd.	30,700	431,252	0.0%
	Miroku Jyoho Service Co., Ltd.	99,500	494,450	0.0%
	Mitsubishi Research Institute, Inc.	31,200	737,729	0.0%
	Mitsui High-Tec, Inc.	155,100	1,074,744	0.1%
	Mitsumi Electric Co., Ltd.	400,600	3,169,816	0.1%
	MTI, Ltd.	86,800	903,008	0.0%
#	Mutoh Holdings Co., Ltd.	109,000	427,422	0.0%
	Nagano Keiki Co., Ltd.	5,500	31,787	0.0%
	Nakayo, Inc.	407,000	1,288,147	0.1%
	NEC Networks & System Integration Corp.	140,600	2,913,961	0.1%
#	NET One Systems Co., Ltd.	541,100	3,188,386	0.1%
*	New Japan Radio Co., Ltd.	99,000	389,672	0.0%
#	Nichicon Corp.	334,000	2,609,037	0.1%
	NIFTY Corp.	47,400	522,739	0.0%
#	Nihon Dempa Kogyo Co., Ltd.	105,700	849,254	0.0%
	Nihon Unisys, Ltd.	350,975	3,113,489	0.1%
#	Nippon Ceramic Co., Ltd.	64,000	943,369	0.0%
*	Nippon Chemi-Con Corp.	970,000	2,775,207	0.1%
#	Nippon Kodoshi Corp.	22,500	298,365	0.0%
	Nippon Signal Co., Ltd. (The)	319,600	3,357,723	0.1%
	Nippon Systemware Co., Ltd.	29,400	220,115	0.0%
	Nohmi Bosai, Ltd.	136,400	1,795,547	0.1%
	Noritsu Koki Co., Ltd.	79,000	436,290	0.0%
	NS Solutions Corp.	99,900	2,672,483	0.1%
#	NSD Co., Ltd.	164,800	2,413,031	0.1%
	Nuflare Technology, Inc.	19,000	712,213	0.0%
	Ohara, Inc.	47,600	225,449	0.0%
#	Oizumi Corp.	28,500	211,938	0.0%
	Okaya Electric Industries Co., Ltd.	73,000	244,546	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Oki Electric Industry Co., Ltd.	4,385,000	$8,358,917	0.4%
	ONO Sokki Co., Ltd.	60,100	498,344	0.0%
	Optex Co., Ltd.	72,600	1,166,107	0.1%
#	Origin Electric Co., Ltd.	178,000	773,547	0.0%
#	Osaki Electric Co., Ltd.	173,000	1,195,618	0.1%
	Panasonic Industrial Devices SUNX Co., Ltd.	114,800	743,727	0.0%
	Panasonic Information Systems	15,400	394,572	0.0%
	PCA Corp.	2,500	39,246	0.0%
	Riken Keiki Co., Ltd.	78,300	832,618	0.0%
	Riso Kagaku Corp.	185,800	2,990,936	0.1%
	Roland DG Corp.	51,300	1,695,285	0.1%
	Ryoden Trading Co., Ltd.	179,000	1,209,300	0.1%
	Ryosan Co., Ltd.	189,600	4,128,260	0.2%
	Ryoyo Electro Corp.	107,300	1,142,139	0.1%
	Sanken Electric Co., Ltd.	685,000	5,447,014	0.2%
	Sanshin Electronics Co., Ltd.	154,200	1,055,987	0.1%
	Satori Electric Co., Ltd.	88,380	562,716	0.0%
#	Saxa Holdings, Inc.	307,000	638,241	0.0%
	SCREEN Holdings Co., Ltd.	1,267,000	7,445,355	0.3%
	Shibaura Electronics Co., Ltd.	25,700	482,059	0.0%
#	Shibaura Mechatronics Corp.	206,000	611,671	0.0%
	Shindengen Electric Manufacturing Co., Ltd.	441,000	2,533,923	0.1%
#*	Shinkawa, Ltd.	59,000	319,739	0.0%
	Shinko Electric Industries Co., Ltd.	437,200	2,959,555	0.1%
	Shinko Shoji Co., Ltd.	125,200	1,249,596	0.1%
	Shizuki Electric Co., Inc.	103,000	491,907	0.0%
	Siix Corp.	95,600	2,016,083	0.1%
	SMK Corp.	370,000	1,475,401	0.1%
#	SMS Co., Ltd.	154,600	1,620,533	0.1%
#	Softbank Technology Corp.	30,300	315,207	0.0%
*	Softbrain Co., Ltd.	161,300	267,425	0.0%
	SRA Holdings	48,900	586,267	0.0%
	Sumida Corp.	110,649	758,031	0.0%
	Sun-Wa Technos Corp.	35,000	354,646	0.0%
	Systena Corp.	120,000	859,564	0.0%
#	Tabuchi Electric Co., Ltd.	149,300	1,208,025	0.1%
	Tachibana Eletech Co., Ltd.	71,300	1,012,445	0.1%
	Taiyo Yuden Co., Ltd.	661,300	7,695,303	0.3%
#	Tamura Corp.	460,000	1,645,677	0.1%
#*	Teac Corp.	615,000	294,723	0.0%
	Teikoku Tsushin Kogyo Co., Ltd.	204,000	390,831	0.0%
	TKC Corp.	107,700	1,770,991	0.1%
#	Toko, Inc.	214,000	577,827	0.0%
#	Tokyo Electron Device, Ltd.	38,300	484,252	0.0%
	Tokyo Seimitsu Co., Ltd.	238,600	4,805,583	0.2%
	Tomen Devices Corp.	2,400	36,202	0.0%
	Tose Co., Ltd.	22,100	134,841	0.0%
	Toshiba TEC Corp.	322,000	2,207,155	0.1%
#	Toukei Computer Co., Ltd.	26,810	390,298	0.0%
	Towa Corp.	128,100	700,487	0.0%
	Toyo Corp.	135,400	1,141,947	0.1%
#	Transcosmos, Inc.	152,700	2,517,361	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	UKC Holdings Corp.	66,800	$940,605	0.0%
#*	Ulvac, Inc.	256,800	3,911,470	0.2%
	Uniden Corp.	377,000	709,830	0.0%
#	UT Holdings Co., Ltd.	195,000	824,649	0.0%
#	Vitec Co., Ltd.	26,900	229,706	0.0%
#	Wacom Co., Ltd.	909,600	3,512,012	0.2%
#	Wellnet Corp.	31,500	552,291	0.0%
	Y A C Co., Ltd.	31,000	165,661	0.0%
#	Yamaichi Electronics Co., Ltd.	124,000	851,235	0.0%
	Yashima Denki Co., Ltd.	25,600	119,292	0.0%
	Yokowo Co., Ltd.	88,700	499,093	0.0%
	Zappallas, Inc.	55,900	276,241	0.0%
#	Zuken, Inc.	66,300	668,445	0.0%
Total Information Technology			278,496,585	11.5%

Materials — (10.1%)
	Achilles Corp.	935,000	1,149,292	0.1%
	ADEKA Corp.	533,300	6,313,113	0.3%
#	Agro-Kanesho Co., Ltd.	29,800	285,669	0.0%
	Aichi Steel Corp.	692,000	2,425,716	0.1%
	Alconix Corp.	52,400	855,811	0.0%
	Arakawa Chemical Industries, Ltd.	88,800	874,693	0.0%
#	Araya Industrial Co., Ltd.	276,000	410,441	0.0%
#	Asahi Holdings, Inc.	160,050	2,466,920	0.1%
	Asahi Organic Chemicals Industry Co., Ltd.	424,000	1,003,299	0.0%
	Asahi Printing Co., Ltd.	800	15,130	0.0%
	C Uyemura & Co., Ltd.	22,000	1,028,821	0.1%
	Carlit Holdings Co., Ltd.	73,800	384,664	0.0%
	Chuetsu Pulp & Paper Co., Ltd.	568,000	840,266	0.0%
*	Chugai Mining Co., Ltd.	1,012,400	246,050	0.0%
	Chugoku Marine Paints, Ltd.	355,000	2,995,784	0.1%
	Dai Nippon Toryo Co., Ltd.	761,000	994,260	0.0%
#	Daido Steel Co., Ltd.	424,000	1,601,427	0.1%
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	18,100	730,502	0.0%
#	Daiken Corp.	401,000	884,397	0.0%
	Daiki Aluminium Industry Co., Ltd.	157,000	421,448	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	417,000	2,220,296	0.1%
	Daio Paper Corp.	538,500	4,396,277	0.2%
	Daiso Co., Ltd.	430,000	1,380,659	0.1%
	DC Co., Ltd.	113,900	449,808	0.0%
	Denki Kagaku Kogyo K.K.	1,727,000	6,325,265	0.3%
	DKS Co., Ltd.	213,000	668,745	0.0%
	Dynapac Co., Ltd.	25,000	57,070	0.0%
#	Earth Chemical Co., Ltd.	79,400	2,650,591	0.1%
#	FP Corp.	152,300	4,881,952	0.2%
#	Fuji Seal International, Inc.	134,400	3,917,117	0.2%
	Fujikura Kasei Co., Ltd.	149,700	728,794	0.0%
	Fujimi, Inc.	108,700	1,579,694	0.1%
	Fujimori Kogyo Co., Ltd.	76,600	2,137,188	0.1%
#	Fumakilla, Ltd.	62,000	188,741	0.0%
	Fuso Chemical Co., Ltd.	37,000	402,030	0.0%
#	Godo Steel, Ltd.	899,000	1,340,902	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Gun-Ei Chemical Industry Co., Ltd.	294,000	$832,785	0.0%
	Harima Chemicals Group, Inc.	73,300	282,842	0.0%
	Hodogaya Chemical Co., Ltd.	349,000	550,201	0.0%
	Hokkan Holdings, Ltd.	283,000	685,782	0.0%
	Hokko Chemical Industry Co., Ltd.	107,000	369,136	0.0%
	Hokuetsu Kishu Paper Co., Ltd.	882,699	3,757,028	0.2%
	Honshu Chemical Industry Co., Ltd.	14,000	106,892	0.0%
#	Ihara Chemical Industry Co., Ltd.	211,000	2,200,354	0.1%
	Ise Chemical Corp.	83,000	537,826	0.0%
*	Ishihara Sangyo Kaisha, Ltd.	1,912,500	1,657,157	0.1%
#	Ishizuka Glass Co., Ltd.	119,000	238,291	0.0%
	JCU Corp.	27,700	1,289,177	0.1%
#	JSP Corp.	106,400	1,899,732	0.1%
*	Kanto Denka Kogyo Co., Ltd.	250,000	1,255,505	0.1%
	Katakura Chikkarin Co., Ltd.	43,000	96,950	0.0%
	Kawakin Holdings Co., Ltd.	11,000	26,068	0.0%
#	Kawasaki Kasei Chemicals, Ltd.	84,000	111,070	0.0%
#	Kimoto Co., Ltd.	234,600	595,528	0.0%
	Koatsu Gas Kogyo Co., Ltd.	163,493	783,976	0.0%
	Kogi Corp.	55,000	95,227	0.0%
	Kohsoku Corp.	61,900	478,835	0.0%
	Konishi Co., Ltd.	92,300	1,461,490	0.1%
	Krosaki Harima Corp.	278,000	567,420	0.0%
#	Kumiai Chemical Industry Co., Ltd.	271,000	1,809,457	0.1%
	Kureha Corp.	786,500	3,289,387	0.1%
	Kurimoto, Ltd.	702,000	1,328,520	0.1%
#	Kyoei Steel, Ltd.	109,300	1,881,344	0.1%
	Kyowa Leather Cloth Co., Ltd.	43,500	274,566	0.0%
	Lintec Corp.	312,600	6,910,000	0.3%
	MEC Co., Ltd.	98,600	766,872	0.0%
	Mitani Sekisan Co., Ltd.	24,000	408,019	0.0%
*	Mitsubishi Paper Mills, Ltd.	1,728,000	1,249,054	0.1%
	Mitsubishi Steel Manufacturing Co., Ltd.	868,000	1,772,138	0.1%
	Mitsui Mining & Smelting Co., Ltd.	3,671,000	8,857,139	0.4%
#	MORESCO Corp.	40,900	636,087	0.0%
	Mory Industries, Inc.	156,000	530,340	0.0%
*	Nakayama Steel Works, Ltd.	730,000	487,294	0.0%
	Neturen Co., Ltd.	171,700	1,143,440	0.1%
#*	New Japan Chemical Co., Ltd.	182,300	333,414	0.0%
	Nichia Steel Works, Ltd.	169,900	476,905	0.0%
	Nihon Kagaku Sangyo Co., Ltd.	73,000	516,014	0.0%
	Nihon Nohyaku Co., Ltd.	261,700	3,010,774	0.1%
	Nihon Parkerizing Co., Ltd.	275,800	6,292,383	0.3%
	Nihon Yamamura Glass Co., Ltd.	503,000	717,992	0.0%
#	Nippon Carbide Industries Co., Inc.	447,000	850,837	0.0%
#*	Nippon Chemical Industrial Co., Ltd.	491,000	1,298,904	0.1%
	Nippon Chutetsukan K.K.	113,000	222,527	0.0%
#	Nippon Concrete Industries Co., Ltd.	209,000	1,004,997	0.0%
#*	Nippon Denko Co., Ltd.	692,914	1,669,816	0.1%
	Nippon Fine Chemical Co., Ltd.	85,600	608,684	0.0%
	Nippon Kasei Chemical Co., Ltd.	192,000	225,719	0.0%
#*	Nippon Kinzoku Co., Ltd.	301,000	362,237	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	Nippon Koshuha Steel Co., Ltd.	473,000	$420,434	0.0%
	Nippon Light Metal Holdings Co., Ltd.	3,320,900	4,736,474	0.2%
	Nippon Pillar Packing Co., Ltd.	120,200	911,624	0.0%
	Nippon Soda Co., Ltd.	896,000	4,918,264	0.2%
#	Nippon Synthetic Chemical Industry Co., Ltd. (The)	295,000	1,747,021	0.1%
	Nippon Valqua Industries, Ltd.	503,000	1,343,779	0.1%
#*	Nippon Yakin Kogyo Co., Ltd.	839,700	1,725,120	0.1%
#	Nisshin Steel Co., Ltd.	599,492	5,715,654	0.2%
#	Nitta Gelatin, Inc.	28,200	177,685	0.0%
	Nittetsu Mining Co., Ltd.	375,000	1,322,431	0.1%
#	Nitto FC Co., Ltd.	65,700	367,632	0.0%
	NOF Corp.	895,000	5,655,342	0.2%
	Okamoto Industries, Inc.	417,000	1,489,204	0.1%
	Okura Industrial Co., Ltd.	305,000	895,255	0.0%
	Osaka Organic Chemical Industry, Ltd.	66,000	280,156	0.0%
	Osaka Steel Co., Ltd.	85,700	1,460,382	0.1%
#	OSAKA Titanium Technologies Co., Ltd.	116,400	2,213,553	0.1%
#*	Pacific Metals Co., Ltd.	951,000	2,865,588	0.1%
	Pack Corp. (The)	81,000	1,533,476	0.1%
#*	Rasa Industries, Ltd.	494,000	545,100	0.0%
#	Rengo Co., Ltd.	1,367,000	5,633,096	0.2%
	Riken Technos Corp.	218,800	803,274	0.0%
	Sakai Chemical Industry Co., Ltd.	587,000	1,852,458	0.1%
	Sakata INX Corp.	242,000	2,690,993	0.1%
	Sanyo Chemical Industries, Ltd.	359,000	2,578,916	0.1%
	Sanyo Special Steel Co., Ltd.	666,300	2,220,115	0.1%
	Sekisui Plastics Co., Ltd.	270,000	1,026,276	0.0%
	Shikoku Chemicals Corp.	239,000	1,632,338	0.1%
	Shin-Etsu Polymer Co., Ltd.	195,800	810,200	0.0%
	Shinagawa Refractories Co., Ltd.	257,000	572,908	0.0%
#	Shinko Wire Co., Ltd.	184,000	267,300	0.0%
	Stella Chemifa Corp.	55,900	612,229	0.0%
	Sumitomo Bakelite Co., Ltd.	1,260,000	4,896,887	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,729,000	7,794,157	0.3%
#	Sumitomo Seika Chemicals Co., Ltd.	287,000	1,911,346	0.1%
	T Hasegawa Co., Ltd.	130,800	1,842,828	0.1%
#	T&K Toka Co., Ltd.	38,700	745,469	0.0%
#	Taisei Lamick Co., Ltd.	29,600	669,938	0.0%
	Taiyo Holdings Co., Ltd.	104,700	3,708,459	0.2%
	Takasago International Corp.	439,000	1,986,633	0.1%
	Takiron Co., Ltd.	304,000	1,352,147	0.1%
*	Tanaka Chemical Corp.	1,100	3,821	0.0%
	Tayca Corp.	169,000	613,936	0.0%
	Tenma Corp.	81,900	1,084,316	0.1%
#	Toagosei Co., Ltd.	1,354,000	5,371,053	0.2%
#*	Toda Kogyo Corp.	225,000	866,119	0.0%
	Toho Zinc Co., Ltd.	811,000	2,682,188	0.1%
	Tokai Carbon Co., Ltd.	1,326,000	3,873,104	0.2%
	Tokushu Tokai Paper Co., Ltd.	571,580	1,314,120	0.1%
	Tokuyama Corp.	2,222,000	4,479,901	0.2%
	Tokyo Ohka Kogyo Co., Ltd.	147,300	4,506,720	0.2%
*	Tokyo Rope Manufacturing Co., Ltd.	612,000	1,205,452	0.1%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Materials — (Continued)
# Tokyo Steel Manufacturing Co., Ltd.	654,900	$4,028,027	0.2%
Tokyo Tekko Co., Ltd.	258,000	1,192,010	0.1%
Tomoegawa Co., Ltd.	125,000	202,872	0.0%
Tomoku Co., Ltd.	345,000	811,948	0.0%
Topy Industries, Ltd.	1,173,000	2,310,644	0.1%
Toyo Ink SC Holdings Co., Ltd.	1,121,000	5,500,888	0.2%
Toyo Kohan Co., Ltd.	294,000	1,559,977	0.1%
Toyobo Co., Ltd.	5,943,000	7,966,844	0.3%
TYK Corp.	138,000	248,928	0.0%
# UACJ Corp.	1,529,415	3,899,342	0.2%
Ube Industries, Ltd.	2,665,000	3,962,407	0.2%
Wood One Co., Ltd.	169,000	381,995	0.0%
Yodogawa Steel Works, Ltd.	744,500	2,769,231	0.1%
Yotai Refractories Co., Ltd.	8,000	25,731	0.0%
Yuki Gosei Kogyo Co., Ltd.	64,000	152,027	0.0%
Yushiro Chemical Industry Co., Ltd.	62,500	878,506	0.0%
Total Materials		275,891,212	11.4%

Telecommunication Services — (0.2%)
#* Japan Communications, Inc.	781,600	3,566,678	0.2%
Okinawa Cellular Telephone Co.	41,300	1,114,814	0.0%
Total Telecommunication Services		4,681,492	0.2%

Utilities — (0.4%)
# Hokkaido Gas Co., Ltd.	270,000	645,280	0.0%
Hokuriku Gas Co., Ltd.	99,000	227,443	0.0%
K&O Energy Group, Inc.	77,500	954,658	0.1%
Okinawa Electric Power Co., Inc. (The)	93,671	2,964,285	0.1%
Saibu Gas Co., Ltd.	1,849,000	4,043,770	0.2%
Shizuoka Gas Co., Ltd.	307,000	1,917,363	0.1%
Total Utilities		10,752,799	0.5%
TOTAL COMMON STOCKS		2,420,547,291	99.7%

SECURITIES LENDING COLLATERAL — (11.4%)
§@ DFA Short Term Investment Fund	26,950,101	311,812,672	12.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,713,706,065)^		$2,732,359,963	112.5%

________________________

^       The cost for federal income tax purposes is $2,743,480,036.

The Japanese Small Company Series
continued

Summary of the Series' investments as of December 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,029,048	$489,911,882	—	$493,940,930
Consumer Staples	760,798	213,640,728	—	214,401,526
Energy	—	24,405,151	—	24,405,151
Financials	9,220,352	270,635,235	—	279,855,587
Health Care	—	114,363,773	—	114,363,773
Industrials	—	723,758,236	—	723,758,236
Information Technology	—	278,496,585	—	278,496,585
Materials	—	275,891,212	—	275,891,212
Telecommunication Services	—	4,681,492	—	4,681,492
Utilities	—	10,752,799	—	10,752,799
Securities Lending Collateral	—	311,812,672	—	311,812,672
TOTAL	$14,010,198	$2,718,349,765	—	$2,732,359,963

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2014
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (80.8%)
AUSTRALIA — (40.8%)
*	AAT Corp., Ltd.	99	$—	0.0%
#*	ABM Resources NL	289,660	68,335	0.0%
#	Acrux, Ltd.	618,469	641,374	0.1%
	Adelaide Brighton, Ltd.	3,682,456	10,670,142	0.8%
*	Aditya Birla Minerals, Ltd.	837,590	131,643	0.0%
*	AED Oil, Ltd.	363,401	—	0.0%
#	Ainsworth Game Technology, Ltd.	794,467	1,522,865	0.1%
*	AJ Lucas Group, Ltd.	317,969	199,238	0.0%
#*	Alchemia, Ltd.	221,672	16,098	0.0%
#*	Alkane Resources, Ltd.	1,255,636	224,231	0.0%
*	Alliance Resources, Ltd.	399,488	27,808	0.0%
#	ALS, Ltd.	536,616	2,324,502	0.2%
	Altium, Ltd.	175,400	466,941	0.0%
*	Altona Mining, Ltd.	1,108,169	215,869	0.0%
	AMA Group, Ltd.	15,236	4,543	0.0%
#	Amalgamated Holdings, Ltd.	473,425	4,142,997	0.3%
#	Amcom Telecommunications, Ltd.	2,302,821	5,470,061	0.4%
	Ansell, Ltd.	544,496	9,962,424	0.7%
#*	Antares Energy, Ltd.	1,279,135	203,984	0.0%
#	AP Eagers, Ltd.	241,566	1,175,302	0.1%
*	APN News & Media, Ltd.	4,716,055	3,187,292	0.2%
#*	Aquarius Platinum, Ltd.	5,108,664	1,191,439	0.1%
*	Arafura Resources, Ltd.	226,113	8,802	0.0%
#	ARB Corp., Ltd.	477,094	4,399,136	0.3%
	Aristocrat Leisure, Ltd.	3,124,863	16,594,699	1.2%
	Arrium, Ltd.	18,479,966	3,197,774	0.2%
#*	ASG Group, Ltd.	903,723	449,774	0.0%
*	Atlantic, Ltd.	21,276	570	0.0%
#	Atlas Iron, Ltd.	6,063,469	803,890	0.1%
*	Aurelia Metals, Ltd.	104,200	20,553	0.0%
#	Ausdrill, Ltd.	1,773,892	564,238	0.1%
#*	Ausenco, Ltd.	769,338	264,348	0.0%
*	Austal, Ltd.	1,182,442	1,444,908	0.1%
#	Austbrokers Holdings, Ltd.	236,995	1,961,921	0.2%
#	Austin Engineering, Ltd.	279,815	171,024	0.0%
#*	Australian Agricultural Co., Ltd.	2,455,728	2,962,331	0.2%
#	Australian Pharmaceutical Industries, Ltd.	2,474,051	1,735,401	0.1%
	Australian Vintage, Ltd.	4,096,187	1,332,163	0.1%
	Automotive Holdings Group, Ltd.	1,507,514	4,656,971	0.4%
#*	Avanco Resources, Ltd.	2,444,368	151,034	0.0%
	Aveo Group	—	1	0.0%
	AVJennings, Ltd.	7,259,050	3,292,627	0.3%
*	AWE, Ltd.	3,455,857	3,598,832	0.3%
#*	Bandanna Energy, Ltd.	337,935	17,381	0.0%
#	BC Iron, Ltd.	1,037,294	439,871	0.0%
	Beach Energy, Ltd.	9,353,942	7,931,717	0.6%
#*	Beadell Resources, Ltd.	2,420,844	438,447	0.0%
#	Bega Cheese, Ltd.	514,837	2,152,015	0.2%
#*	Berkeley Resources, Ltd.	434,006	95,288	0.0%
#*	Billabong International, Ltd.	3,896,307	2,120,306	0.2%
*	Bionomics, Ltd.	106,247	36,753	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Blackmores, Ltd.	84,193	$2,414,705	0.2%
*	BlueScope Steel, Ltd.	1,945,699	8,806,512	0.7%
#*	Boart Longyear, Ltd.	2,737,139	373,549	0.0%
*	Boom Logistics, Ltd.	986,820	112,467	0.0%
*	Boulder Steel, Ltd.	3,599	29	0.0%
	Bradken, Ltd.	1,278,641	4,888,785	0.4%
#	Breville Group, Ltd.	773,773	4,047,563	0.3%
#	Brickworks, Ltd.	180,125	1,774,860	0.1%
	BT Investment Management, Ltd.	584,325	3,187,411	0.2%
#*	Buccaneer Energy, Ltd.	3,283,586	5,361	0.0%
#*	Buru Energy, Ltd.	292,049	102,745	0.0%
#	Cabcharge Australia, Ltd.	888,851	3,289,507	0.3%
#	Cape Lambert Resources, Ltd.	726,958	53,192	0.0%
*	Capral, Ltd.	58,499	5,220	0.0%
#	Cardno, Ltd.	1,123,192	3,110,237	0.2%
#*	Carnarvon Petroleum, Ltd.	5,245,194	577,400	0.1%
*	Carnegie Wave Energy, Ltd.	563,165	27,290	0.0%
#	carsales.com, Ltd.	1,736,291	14,687,213	1.1%
#	Cash Converters International, Ltd.	2,247,848	1,836,684	0.1%
*	CDS Technologies, Ltd.	13,276	—	0.0%
#	Cedar Woods Properties, Ltd.	321,134	1,567,269	0.1%
	Challenger, Ltd.	137,523	726,470	0.1%
#	Chandler Macleod Group, Ltd.	528,695	138,618	0.0%
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—	0.0%
#*	Clinuvel Pharmaceuticals, Ltd.	48,821	166,160	0.0%
	Clover Corp., Ltd.	369,205	90,070	0.0%
*	Coal of Africa, Ltd.	668,800	19,656	0.0%
*	Cockatoo Coal, Ltd.	6,931,645	79,226	0.0%
#	Codan, Ltd.	400,153	247,756	0.0%
*	Coffey International, Ltd.	1,048,636	240,467	0.0%
#	Collection House, Ltd.	1,996,126	3,374,944	0.3%
	Collins Foods, Ltd.	280,556	511,884	0.0%
*	Comet Ridge, Ltd.	15,204	1,492	0.0%
*	Cooper Energy, Ltd.	336,842	84,997	0.0%
#	Corporate Travel Management, Ltd.	204,581	1,627,258	0.1%
	Coventry Group, Ltd.	144,778	295,322	0.0%
#	Credit Corp. Group, Ltd.	110,382	879,065	0.1%
	CSG, Ltd.	798,201	770,936	0.1%
	CSR, Ltd.	3,335,360	10,537,836	0.8%
	CTI Logistics, Ltd.	7,200	8,093	0.0%
#*	Cudeco, Ltd.	399,317	633,486	0.1%
#*	Cue Energy Resources, Ltd.	1,378,665	110,292	0.0%
#	Data#3, Ltd.	573,106	310,071	0.0%
#	Decmil Group, Ltd.	893,550	1,062,804	0.1%
*	Devine, Ltd.	497,498	376,234	0.0%
	Dick Smith Holdings, Ltd.	34,869	59,144	0.0%
#	Domino's Pizza Enterprises, Ltd.	269,211	5,481,411	0.4%
	Downer EDI, Ltd.	2,989,518	11,424,445	0.9%
*	Dragon Mining, Ltd.	76,113	5,748	0.0%
#*	Drillsearch Energy, Ltd.	3,446,607	2,266,262	0.2%
#	DUET Group	687,573	1,351,470	0.1%
#	DuluxGroup, Ltd.	3,139,992	14,776,499	1.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	DWS, Ltd.	382,927	$331,264	0.0%
	Echo Entertainment Group, Ltd.	4,331,523	13,295,893	1.0%
*	EHG Corp., Ltd.	482	—	0.0%
#*	Elders, Ltd.	227,186	445,139	0.0%
#*	Emeco Holdings, Ltd.	3,582,494	421,248	0.0%
#*	Energy Resources of Australia, Ltd.	1,190,867	1,260,769	0.1%
#*	Energy World Corp., Ltd.	4,308,665	1,034,384	0.1%
*	Enero Group, Ltd.	12,387	8,854	0.0%
#*	Equatorial Resources, Ltd.	92,971	18,167	0.0%
#	Equity Trustees, Ltd.	14,779	233,004	0.0%
#	ERM Power, Ltd.	618,881	1,070,466	0.1%
	Ethane Pipeline Income Fund	182,912	260,239	0.0%
	Euroz, Ltd.	96,605	83,857	0.0%
#	Evolution Mining, Ltd.	2,670,374	1,384,647	0.1%
	Fairfax Media, Ltd.	14,676,907	10,411,702	0.8%
	Fantastic Holdings, Ltd.	335,900	485,587	0.0%
#*	FAR, Ltd.	8,139,266	569,421	0.1%
	Finbar Group, Ltd.	128,055	135,943	0.0%
#	Fleetwood Corp., Ltd.	406,195	562,171	0.1%
#	FlexiGroup, Ltd.	620,491	1,506,435	0.1%
*	Flinders Mines, Ltd.	7,896,335	83,818	0.0%
#*	Focus Minerals, Ltd.	19,167,915	106,458	0.0%
	Funtastic, Ltd.	14,936	562	0.0%
#	G8 Education, Ltd.	633,287	2,139,405	0.2%
#*	Galaxy Resources, Ltd.	760,450	15,493	0.0%
	Gazal Corp., Ltd.	73,880	168,930	0.0%
#*	Geodynamics, Ltd.	69,571	2,158	0.0%
#*	Gindalbie Metals, Ltd.	2,927,610	47,628	0.0%
*	Global Construction Services, Ltd.	4,832	2,054	0.0%
	Goodman Fielder, Ltd.	10,646,991	5,550,736	0.4%
#	GrainCorp, Ltd. Class A	1,240,760	8,321,405	0.6%
#	Grange Resources, Ltd.	1,724,297	145,793	0.0%
#	Greencross, Ltd.	99,823	645,532	0.1%
#*	Greenland Minerals & Energy, Ltd.	796,390	47,323	0.0%
#*	Gryphon Minerals, Ltd.	1,608,015	83,795	0.0%
#	GUD Holdings, Ltd.	716,857	4,215,860	0.3%
#*	Gunns, Ltd.	2,872,620	—	0.0%
#	GWA Group, Ltd.	2,101,701	5,069,736	0.4%
	Hansen Technologies, Ltd.	46,322	68,770	0.0%
#	HFA Holdings, Ltd.	260,589	320,212	0.0%
*	Highlands Pacific, Ltd.	1,234,530	57,552	0.0%
#*	Hillgrove Resources, Ltd.	200,146	73,356	0.0%
	Hills, Ltd.	1,315,510	1,261,174	0.1%
#*	Horizon Oil, Ltd.	6,888,387	887,759	0.1%
*	Icon Energy, Ltd.	1,135,301	97,727	0.0%
*	IDM International, Ltd.	23,969	—	0.0%
#	iiNET, Ltd.	1,110,524	7,096,182	0.5%
	Iluka Resources, Ltd.	52,497	252,119	0.0%
#*	Imdex, Ltd.	1,225,370	480,037	0.0%
#	IMF Bentham, Ltd.	678,618	1,166,266	0.1%
	Independence Group NL	1,827,105	6,542,641	0.5%
*	Indophil Resources NL	3,118,946	747,838	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Infigen Energy	2,081,316	$404,750	0.0%
#	Infomedia, Ltd.	2,038,115	1,970,043	0.2%
	Integrated Research, Ltd.	336,657	258,082	0.0%
#*	Intrepid Mines, Ltd.	331,189	36,274	0.0%
#	Invocare, Ltd.	917,721	9,020,756	0.7%
#	IOOF Holdings, Ltd.	1,906,008	13,741,340	1.0%
#	Iress, Ltd.	1,080,718	9,397,695	0.7%
*	iSelect, Ltd.	48,828	51,108	0.0%
#	JB Hi-Fi, Ltd.	860,733	11,045,916	0.8%
	Jumbo Interactive, Ltd.	95,098	77,965	0.0%
*	Jupiter Mines, Ltd.	405,443	70,173	0.0%
	K&S Corp., Ltd.	250,643	254,644	0.0%
*	Kangaroo Resources, Ltd.	281,470	1,499	0.0%
#*	Karoon Gas Australia, Ltd.	759,802	1,486,583	0.1%
#*	Kingsgate Consolidated, Ltd.	1,768,531	941,714	0.1%
*	Kingsrose Mining, Ltd.	760,046	156,889	0.0%
*	Lednium, Ltd.	195,019	—	0.0%
#*	Liquefied Natural Gas, Ltd.	279,107	546,245	0.0%
	LogiCamms, Ltd.	38,305	26,370	0.0%
#*	Lonestar Resources, Ltd.	1,156,166	248,919	0.0%
	Lycopodium, Ltd.	80,228	104,181	0.0%
#*	Lynas Corp., Ltd.	3,390,978	185,610	0.0%
#	M2 Group, Ltd.	1,270,142	8,386,252	0.6%
#	MACA, Ltd.	628,443	434,682	0.0%
*	Macmahon Holdings, Ltd.	6,319,933	369,055	0.0%
#	Macquarie Atlas Roads Group	544,465	1,414,048	0.1%
	Macquarie Telecom Group, Ltd.	35,019	140,714	0.0%
#	Magellan Financial Group, Ltd.	472,802	6,297,421	0.5%
*	Matrix Composites & Engineering, Ltd.	167,126	98,855	0.0%
#*	Maverick Drilling & Exploration, Ltd.	907,264	117,636	0.0%
#	MaxiTRANS Industries, Ltd.	942,578	406,228	0.0%
#*	Mayne Pharma Group, Ltd.	2,950,093	1,553,485	0.1%
#	McMillan Shakespeare, Ltd.	427,165	3,644,600	0.3%
	McPherson's, Ltd.	494,049	497,475	0.0%
#*	Medusa Mining, Ltd.	1,214,094	634,427	0.1%
	Melbourne IT, Ltd.	454,822	537,003	0.0%
#*	MEO Australia, Ltd.	681,039	10,502	0.0%
#*	Mesoblast, Ltd.	99,585	353,909	0.0%
#	Metals X, Ltd.	357,006	225,275	0.0%
#	Metcash, Ltd.	4,422,950	6,665,764	0.5%
*	Metgasco, Ltd.	48,452	1,789	0.0%
*	Metminco, Ltd.	319,401	2,101	0.0%
	Mincor Resources NL	1,099,085	523,447	0.0%
#*	Mineral Deposits, Ltd.	466,063	285,043	0.0%
#	Mineral Resources, Ltd.	1,202,488	7,358,844	0.6%
#	MMA Offshore, Ltd.	2,253,544	2,259,207	0.2%
#*	Molopo Energy, Ltd.	1,186,993	149,786	0.0%
#	Monadelphous Group, Ltd.	707,732	5,382,543	0.4%
*	Morning Star Gold NL	332,749	5,705	0.0%
	Mortgage Choice, Ltd.	700,465	1,391,317	0.1%
#	Mount Gibson Iron, Ltd.	4,616,924	905,786	0.1%
#	Myer Holdings, Ltd.	4,168,808	4,723,748	0.4%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	MyState, Ltd.	174,087	$674,205	0.1%
*	Nanosonics, Ltd.	125,464	139,827	0.0%
#	Navitas, Ltd.	1,467,242	6,030,166	0.5%
#*	Nearmap, Ltd.	905,234	486,250	0.0%
#	New Hope Corp., Ltd.	145,093	289,819	0.0%
#*	Newsat, Ltd.	1,680,867	232,812	0.0%
#*	Nexus Energy, Ltd.	6,106,883	48,610	0.0%
#	NIB Holdings, Ltd.	2,744,673	7,003,865	0.5%
	Nick Scali, Ltd.	170,701	391,042	0.0%
#*	Noble Mineral Resources, Ltd.	405,717	—	0.0%
*	Northern Iron, Ltd.	692,729	13,651	0.0%
#	Northern Star Resources, Ltd.	4,948,523	5,963,744	0.5%
#	NRW Holdings, Ltd.	1,922,096	559,710	0.0%
	Nufarm, Ltd.	1,174,808	4,517,681	0.3%
*	OM Holdings, Ltd.	29,193	7,927	0.0%
#*	Orocobre, Ltd.	401,382	907,125	0.1%
#	OrotonGroup, Ltd.	131,885	408,556	0.0%
*	Otto Energy, Ltd.	1,936,175	151,476	0.0%
#	OZ Minerals, Ltd.	2,263,016	6,348,816	0.5%
	OzForex Group, Ltd.	62,632	143,765	0.0%
#	Pacific Brands, Ltd.	6,272,734	2,757,721	0.2%
#*	Paladin Energy, Ltd.	9,627,297	2,792,654	0.2%
*	Pan Pacific Petroleum NL	154,402	5,035	0.0%
	PanAust, Ltd.	3,208,104	3,657,080	0.3%
	Panoramic Resources, Ltd.	1,834,198	625,365	0.1%
#*	PaperlinX, Ltd.	2,360,419	80,799	0.0%
	Patties Foods, Ltd.	42,099	43,172	0.0%
	Peet, Ltd.	1,672,692	1,442,802	0.1%
#*	Peninsula Energy, Ltd.	5,178,834	83,080	0.0%
#	Perpetual, Ltd.	359,597	13,439,226	1.0%
#*	Perseus Mining, Ltd.	3,129,961	650,832	0.1%
*	Pharmaxis, Ltd.	20,873	2,316	0.0%
*	Phosphagenics, Ltd.	1,842,963	113,207	0.0%
#*	Platinum Australia, Ltd.	1,442,661	7,067	0.0%
*	Pluton Resources, Ltd.	20,710	232	0.0%
*	PMP, Ltd.	2,395,607	833,419	0.1%
#*	Poseidon Nickel, Ltd.	554,377	54,142	0.0%
	Premier Investments, Ltd.	573,267	4,580,998	0.3%
#*	Prima Biomed, Ltd.	2,194,242	59,055	0.0%
#	Primary Health Care, Ltd.	3,240,864	12,400,410	0.9%
#	Prime Media Group, Ltd.	2,085,304	1,543,248	0.1%
	Programmed Maintenance Services, Ltd.	783,857	1,635,388	0.1%
*	Qantas Airways, Ltd.	4,914,897	9,546,269	0.7%
#	Qube Holdings, Ltd.	1,151,399	2,269,414	0.2%
*	Quickstep Holdings, Ltd.	255,575	44,570	0.0%
#*	Ramelius Resources, Ltd.	834,228	34,495	0.0%
#*	Range Resources, Ltd.	1,456,711	12,714	0.0%
#	RCG Corp., Ltd.	172,449	93,513	0.0%
	RCR Tomlinson, Ltd.	1,086,285	1,949,747	0.2%
#	REA Group, Ltd.	79,832	2,926,973	0.2%
#	Reckon, Ltd.	366,718	554,158	0.0%
*	Red 5, Ltd.	9,022	678	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Redflex Holdings, Ltd.	377,855	$316,159	0.0%
	Reece Australia, Ltd.	238,257	6,406,962	0.5%
#*	Regis Resources, Ltd.	2,528,651	3,941,955	0.3%
#	Reject Shop, Ltd. (The)	241,348	1,207,102	0.1%
#*	Resolute Mining, Ltd.	4,105,110	874,296	0.1%
*	Resource Generation, Ltd.	338,381	31,187	0.0%
#	Retail Food Group, Ltd.	918,565	4,290,585	0.3%
#*	Rex Minerals, Ltd.	469,315	41,912	0.0%
	Ridley Corp., Ltd.	1,370,839	1,051,612	0.1%
*	RiverCity Motorway Group	1,563,354	—	0.0%
*	RungePincockMinarco, Ltd.	30,702	14,986	0.0%
#	Ruralco Holdings, Ltd.	119,306	339,677	0.0%
#	SAI Global, Ltd.	1,590,543	5,180,613	0.4%
#	Salmat, Ltd.	664,807	654,270	0.1%
#*	Samson Oil & Gas, Ltd.	7,175,499	67,245	0.0%
#	Sandfire Resources NL	572,064	2,097,946	0.2%
*	Saracen Mineral Holdings, Ltd.	5,262,040	1,082,338	0.1%
	Schaffer Corp., Ltd.	33,766	148,838	0.0%
#	Sedgman, Ltd.	452,719	212,961	0.0%
#	Select Harvests, Ltd.	474,523	2,550,840	0.2%
#*	Senex Energy, Ltd.	6,628,560	1,724,571	0.1%
	Servcorp, Ltd.	321,229	1,464,441	0.1%
*	Service Stream, Ltd.	1,693,203	252,776	0.0%
#	Seven Group Holdings, Ltd.	562,463	2,656,398	0.2%
	Seven West Media, Ltd.	4,524,357	4,958,542	0.4%
	Seymour Whyte, Ltd.	8,690	11,175	0.0%
	Sigma Pharmaceuticals, Ltd.	7,443,934	4,468,579	0.3%
#*	Silex Systems, Ltd.	511,695	212,005	0.0%
#	Silver Chef, Ltd.	82,354	401,128	0.0%
#*	Silver Lake Resources, Ltd.	2,836,778	445,511	0.0%
#	Sims Metal Management, Ltd.	1,378,490	13,463,627	1.0%
	Sirtex Medical, Ltd.	419,406	9,660,672	0.7%
	Skilled Group, Ltd.	1,388,531	1,679,067	0.1%
#	Slater & Gordon, Ltd.	1,137,165	5,897,529	0.4%
#	SMS Management & Technology, Ltd.	592,261	1,703,469	0.1%
#	Southern Cross Electrical Engineering, Ltd.	21,171	8,189	0.0%
#	Southern Cross Media Group, Ltd.	3,627,784	3,308,889	0.3%
	Spark Infrastructure Group	10,691,774	18,519,772	1.4%
	Specialty Fashion Group, Ltd.	809,557	482,541	0.0%
	SRG, Ltd.	29,934	14,204	0.0%
#*	St Barbara, Ltd.	2,671,044	226,294	0.0%
#*	Starpharma Holdings, Ltd.	26,100	11,146	0.0%
	Steadfast Group, Ltd.	81,915	102,806	0.0%
*	Strike Energy, Ltd.	1,471,668	139,994	0.0%
	STW Communications Group, Ltd.	2,297,464	1,817,814	0.1%
#*	Sundance Energy Australia, Ltd.	2,586,243	1,103,213	0.1%
#*	Sundance Resources, Ltd.	8,756,539	176,440	0.0%
	Sunland Group, Ltd.	751,248	985,849	0.1%
#	Super Retail Group, Ltd.	1,291,875	7,507,541	0.6%
	Swick Mining Services, Ltd.	106,166	18,027	0.0%
	Tabcorp Holdings, Ltd.	2,426,529	8,191,273	0.6%
*	Tap Oil, Ltd.	1,524,091	521,521	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Tassal Group, Ltd.	927,553	$2,950,527	0.2%
#	Technology One, Ltd.	1,633,758	4,236,796	0.3%
#*	Ten Network Holdings, Ltd.	10,842,364	1,984,242	0.2%
#	TFS Corp., Ltd.	1,842,395	2,334,142	0.2%
#	Thorn Group, Ltd.	410,570	1,038,386	0.1%
#*	Tiger Resources, Ltd.	6,540,922	681,001	0.1%
*	Toro Energy, Ltd.	70,156	4,564	0.0%
#	Tox Free Solutions, Ltd.	892,900	1,730,494	0.1%
#	TPG Telecom, Ltd.	1,052,795	5,759,069	0.4%
*	Transfield Services, Ltd.	3,180,086	4,210,690	0.3%
	Transpacific Industries Group, Ltd.	10,542,875	7,389,463	0.6%
#	Treasury Group, Ltd.	11,874	117,047	0.0%
	Treasury Wine Estates, Ltd.	611,191	2,359,057	0.2%
*	Tribune Resources, Ltd.	3,093	6,733	0.0%
#*	Troy Resources, Ltd.	998,191	369,343	0.0%
#	UGL, Ltd.	1,220,877	2,176,950	0.2%
*	Unity Mining, Ltd.	2,433,889	15,006	0.0%
	UXC, Ltd.	1,927,277	1,165,387	0.1%
*	Venture Minerals, Ltd.	412,390	10,998	0.0%
	Villa World, Ltd.	207,968	321,635	0.0%
#	Village Roadshow, Ltd.	855,994	4,186,283	0.3%
*	Virgin Australia Holdings, Ltd. (ACI01NXR8)	7,648,897	—	0.0%
*	Virgin Australia Holdings, Ltd. (B43DQC7)	6,117,534	2,097,234	0.2%
	Virtus Health, Ltd.	34,408	219,541	0.0%
	Vision Eye Institute, Ltd.	477,043	282,396	0.0%
#	Vocus Communications, Ltd.	571,159	2,971,769	0.2%
	Watpac, Ltd.	783,104	520,338	0.0%
#	WDS, Ltd.	317,968	64,728	0.0%
#	Webjet, Ltd.	505,030	1,186,369	0.1%
	Webster, Ltd.	180,921	187,738	0.0%
	Western Areas, Ltd.	1,473,125	4,461,516	0.3%
#*	Western Desert Resources, Ltd.	241,493	28,587	0.0%
#*	White Energy Co., Ltd.	643,913	91,890	0.0%
#*	Whitehaven Coal, Ltd.	4,157,607	4,711,066	0.4%
	Wide Bay Australia, Ltd.	89,119	385,443	0.0%
*	Wollongong Coal, Ltd.	119,865	5,578	0.0%
	WorleyParsons, Ltd.	63,865	523,146	0.0%
TOTAL AUSTRALIA			677,227,355	50.1%

CHINA — (0.2%)
*	Goldin Properties Holdings, Ltd.	3,044,000	1,981,979	0.2%
*	Technovator International, Ltd.	1,228,000	490,986	0.0%
	Zhuhai Holdings Investment Group, Ltd.	1,310,000	253,187	0.0%
TOTAL CHINA			2,726,152	0.2%

HONG KONG — (22.5%)
	Aeon Credit Service Asia Co., Ltd.	580,000	454,506	0.0%
#	Aeon Stores Hong Kong Co., Ltd.	248,000	294,296	0.0%
	Alco Holdings, Ltd.	1,426,000	276,336	0.0%
	Allan International Holdings	720,000	202,381	0.0%
	Allied Group, Ltd.	683,200	2,867,795	0.2%
#	Allied Properties HK, Ltd.	12,297,857	2,470,414	0.2%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Anxian Yuan China Holdings, Ltd.	3,100,000	$51,967	0.0%
*	Apac Resources, Ltd.	19,724,900	314,987	0.0%
	APT Satellite Holdings, Ltd.	1,979,500	2,797,080	0.2%
	Arts Optical International Hldgs	730,000	271,837	0.0%
	Asia Financial Holdings, Ltd.	2,474,908	1,048,349	0.1%
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	3,357,252	0.3%
	Asia Standard Hotel Group, Ltd.	11,777,218	2,000,708	0.2%
	Asia Standard International Group, Ltd.	13,425,937	3,019,738	0.2%
	Associated International Hotels, Ltd.	980,000	2,911,651	0.2%
	Aupu Group Holding Co., Ltd.	3,200,000	576,193	0.0%
*	AVIC Joy Holdings HK, Ltd.	1,630,000	71,917	0.0%
*	Bel Global Resources Holdings, Ltd.	2,576,000	—	0.0%
#	Bonjour Holdings, Ltd.	13,088,600	1,432,790	0.1%
	Bossini International Hldg	3,807,500	308,367	0.0%
#*	Brightoil Petroleum Holdings, Ltd.	10,014,000	2,508,909	0.2%
#*	Brockman Mining, Ltd.	23,482,814	1,050,221	0.1%
*	Burwill Holdings, Ltd.	26,990,960	1,020,531	0.1%
#	Cafe de Coral Holdings, Ltd.	1,938,000	6,692,666	0.5%
	CEC International Holdings, Ltd.	516,000	158,690	0.0%
	Century City International Holdings, Ltd.	6,419,460	461,153	0.0%
	Champion Technology Holdings, Ltd.	15,193,089	305,355	0.0%
	Chen Hsong Holdings	1,212,000	319,014	0.0%
	Cheuk Nang Holdings, Ltd.	623,976	550,486	0.0%
*	Cheung Wo International Holdings, Ltd.	690,000	56,911	0.0%
	Chevalier International Holdings, Ltd.	786,834	1,347,776	0.1%
*	China Billion Resources, Ltd.	4,876,000	—	0.0%
#*	China Daye Non-Ferrous Metals Mining, Ltd.	14,889,837	248,396	0.0%
*	China Digicontent Co., Ltd.	2,710,000	—	0.0%
#*	China Dynamics Holdings, Ltd.	500,000	43,400	0.0%
#	China Electronics Corp. Holdings Co., Ltd.	6,042,250	1,450,216	0.1%
*	China Energy Development Holdings, Ltd.	51,602,000	989,572	0.1%
	China Financial Services Holdings, Ltd.	954,000	67,209	0.0%
*	China Flavors & Fragrances Co., Ltd.	156,137	19,117	0.0%
*	China Infrastructure Investment, Ltd.	7,776,000	122,506	0.0%
	China Metal International Holdings, Inc.	2,748,000	949,782	0.1%
#	China Motor Bus Co., Ltd.	50,000	584,679	0.1%
*	China Renji Medical Group, Ltd.	1,006,350	45,358	0.0%
*	China Solar Energy Holdings, Ltd.	1,669,500	7,266	0.0%
*	China Star Entertainment, Ltd.	47,600,000	824,877	0.1%
*	China Strategic Holdings, Ltd.	18,877,500	277,661	0.0%
	China Ting Group Holdings, Ltd.	2,443,151	114,665	0.0%
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	105,126	0.0%
	China-Hongkong Photo Products Holdings, Ltd.	1,967,000	125,722	0.0%
	Chinney Investments, Ltd.	1,144,000	185,998	0.0%
	Chong Hing Bank, Ltd.	2,127	4,684	0.0%
#	Chow Sang Sang Holdings International, Ltd.	2,273,000	5,952,286	0.4%
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,566,000	691,944	0.1%
	Chuang's China Investments, Ltd.	3,700,938	249,063	0.0%
	Chuang's Consortium International, Ltd.	6,030,730	746,295	0.1%
	Chun Wo Development Holdings, Ltd.	1,852,926	261,888	0.0%
	CITIC Telecom International Holdings, Ltd.	10,730,125	4,012,282	0.3%
	CK Life Sciences International Holdings, Inc.	21,298,000	2,160,992	0.2%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	CNT Group, Ltd.	8,315,264	$449,827	0.0%
	COL Capital, Ltd.	2,209,840	1,005,823	0.1%
*	Continental Holdings, Ltd.	450,000	12,914	0.0%
	Convenience Retail Asia, Ltd.	42,000	27,025	0.0%
*	CP Lotus Corp.	11,420,000	264,881	0.0%
#	Cross-Harbour Holdings, Ltd. (The)	691,520	660,961	0.1%
	CSI Properties, Ltd.	36,316,383	1,438,695	0.1%
*	CST Mining Group, Ltd.	104,160,000	588,547	0.1%
	Cw Group Holdings, Ltd.	2,000,000	581,982	0.0%
	Dah Sing Banking Group, Ltd.	3,462,716	5,535,548	0.4%
	Dah Sing Financial Holdings, Ltd.	1,211,744	7,023,010	0.5%
*	Dan Form Holdings Co., Ltd.	3,668,260	409,665	0.0%
	Dickson Concepts International, Ltd.	1,258,000	622,652	0.1%
*	Dingyi Group Investment, Ltd.	1,927,500	110,228	0.0%
	Dorsett Hospitality International, Ltd.	4,765,200	814,973	0.1%
	Eagle Nice International Holdings, Ltd.	1,116,000	203,068	0.0%
	EcoGreen Fine Chemicals Group, Ltd.	1,202,000	336,092	0.0%
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—	0.0%
	Emperor Capital Group, Ltd.	1,962,000	183,285	0.0%
	Emperor Entertainment Hotel, Ltd.	4,490,000	1,081,038	0.1%
	Emperor International Holdings, Ltd.	8,186,753	1,777,464	0.1%
	Emperor Watch & Jewellery, Ltd.	26,410,000	1,303,173	0.1%
*	ENM Holdings, Ltd.	15,112,000	902,959	0.1%
*	Enviro Energy International Holdings, Ltd.	5,859,000	79,025	0.0%
*	EPI Holdings, Ltd.	2,679,927	53,569	0.0%
#	Esprit Holdings, Ltd.	14,048,450	16,758,235	1.2%
*	eSun Holdings, Ltd.	4,472,000	451,388	0.0%
*	Excel Value Intl., Ltd.	1,852,926	40,620	0.0%
*	Ezcom Holdings, Ltd.	72,576	—	0.0%
	Fairwood Holdings, Ltd.	634,100	1,548,965	0.1%
	Far East Consortium International, Ltd.	6,386,772	2,463,697	0.2%
	Fountain SET Holdings, Ltd.	4,898,000	517,352	0.0%
	Four Seas Mercantile Holdings, Ltd.	628,000	338,882	0.0%
*	Frontier Services Group, Ltd.	529,000	75,073	0.0%
	Fujikon Industrial Holdings, Ltd.	736,000	143,976	0.0%
#	Future Bright Holdings, Ltd.	3,270,000	1,021,661	0.1%
*	G-Resources Group, Ltd.	147,663,600	3,457,160	0.3%
*	GCL New Energy Holdings, Ltd.	5,872,000	595,149	0.1%
	Get Nice Holdings, Ltd.	26,536,000	1,175,360	0.1%
#	Giordano International, Ltd.	9,320,000	4,122,687	0.3%
*	Global Brands Group Holding, Ltd.	11,640,000	2,272,953	0.2%
	Glorious Sun Enterprises, Ltd.	2,702,000	576,125	0.0%
	Gold Peak Industries Holding, Ltd.	3,118,642	316,124	0.0%
	Golden Resources Development International, Ltd.	3,330,500	195,465	0.0%
*	Good Fellow Resources Holdings, Ltd.	590,000	39,075	0.0%
*	Grande Holdings, Ltd. (The)	882,000	8,758	0.0%
	Great Eagle Holdings, Ltd.	72,627	235,196	0.0%
	Guangnan Holdings, Ltd.	2,433,600	330,876	0.0%
#	Guotai Junan International Holdings, Ltd.	4,251,599	3,209,998	0.2%
#	Haitong International Securities Group, Ltd.	4,145,968	2,621,429	0.2%
*	Hao Tian Development Group, Ltd.	7,164,000	354,249	0.0%
	Harbour Centre Development, Ltd.	963,500	1,740,442	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Heng Fai Enterprises, Ltd.	440,000	$16,331	0.0%
	High Fashion International, Ltd.	268,000	95,901	0.0%
	HKR International, Ltd.	5,934,336	2,922,916	0.2%
	Hon Kwok Land Investment Co., Ltd.	314,800	103,749	0.0%
*	Hong Fok Land, Ltd.	1,210,000	—	0.0%
#	Hong Kong Aircraft Engineering Co., Ltd.	88,400	967,043	0.1%
	Hong Kong Ferry Holdings Co., Ltd.	848,300	918,888	0.1%
*	Hong Kong Television Network, Ltd.	2,401,751	1,173,566	0.1%
	Hongkong & Shanghai Hotels (The)	1,312,055	1,943,064	0.2%
#	Hongkong Chinese, Ltd.	5,186,000	954,388	0.1%
	Hop Hing Group Holdings, Ltd.	1,292,000	20,047	0.0%
	Hopewell Holdings, Ltd.	2,991,000	10,887,614	0.8%
#	Hsin Chong Construction Group, Ltd.	6,169,658	786,258	0.1%
	Hung Hing Printing Group, Ltd.	2,706,000	370,206	0.0%
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,180,000	4,728,292	0.4%
*	I-CABLE Communications, Ltd.	2,458,000	224,276	0.0%
#*	Imagi International Holdings, Ltd.	55,464,000	1,267,175	0.1%
#*	Integrated Waste Solutions Group Holdings, Ltd.	4,000,000	161,933	0.0%
*	International Standard Resources Holdings, Ltd.	16,476,250	676,685	0.1%
	iOne Holdings, Ltd.	6,540,000	173,697	0.0%
	IPE Group, Ltd.	3,345,000	294,132	0.0%
*	IRC, Ltd.	7,336,000	493,230	0.0%
	IT, Ltd.	4,158,532	1,200,745	0.1%
	ITC Corp., Ltd.	947,396	80,443	0.0%
#	ITC Properties Group, Ltd.	4,035,162	2,001,960	0.2%
*	Jinhui Holdings Co., Ltd.	121,000	20,399	0.0%
	Johnson Electric Holdings, Ltd.	1,689,750	6,182,806	0.5%
#	K Wah International Holdings, Ltd.	8,182,877	4,318,873	0.3%
	Ka Shui International Holdings, Ltd.	550,000	77,753	0.0%
*	Kader Holdings Co., Ltd.	92,000	8,535	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	124,242	0.0%
	Kantone Holdings, Ltd.	1,012,364	126,633	0.0%
#	Keck Seng Investments	904,600	793,054	0.1%
*	King Pacific International Holdings, Ltd.	1,404,200	—	0.0%
	Kingmaker Footwear Holdings, Ltd.	1,532,955	254,549	0.0%
#	Kingston Financial Group, Ltd.	19,605,000	2,393,316	0.2%
*	Ko Yo Chemical Group, Ltd.	380,000	97,493	0.0%
	Kowloon Development Co., Ltd.	2,471,000	2,884,367	0.2%
	L'Occitane International SA	587,750	1,483,898	0.1%
	Lai Sun Development Co., Ltd.	80,014,466	1,809,554	0.1%
	Lai Sun Garment International, Ltd.	3,419,680	436,074	0.0%
	Lam Soon Hong Kong, Ltd.	302,310	219,866	0.0%
*	Landsea Green Properties Co., Ltd.	812,000	69,134	0.0%
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—	0.0%
	Lee's Pharmaceutical Holdings, Ltd.	657,500	955,813	0.1%
	Lerado Group Holding Co., Ltd.	2,674,000	215,549	0.0%
#	Lifestyle International Holdings, Ltd.	1,084,000	2,273,293	0.2%
	Lippo China Resources, Ltd.	21,222,000	746,687	0.1%
	Lippo, Ltd.	1,195,700	648,905	0.1%
*	Lisi Group Holdings, Ltd.	3,418,000	149,549	0.0%
#	Liu Chong Hing Investment, Ltd.	1,227,200	1,543,021	0.1%
	Luen Thai Holdings, Ltd.	1,207,000	221,704	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
#	Luk Fook Holdings International, Ltd.	2,812,000	$10,545,365	0.8%
	Luks Group Vietnam Holdings Co., Ltd.	482,913	152,096	0.0%
	Lung Kee Bermuda Holdings	1,613,875	432,045	0.0%
	Magnificent Estates	13,558,000	581,740	0.0%
	Man Wah Holdings, Ltd.	2,876,800	4,731,523	0.4%
	Man Yue Technology Holdings, Ltd.	1,104,000	141,517	0.0%
	Matrix Holdings, Ltd.	1,067,414	250,089	0.0%
*	Mei Ah Entertainment Group, Ltd.	21,460,000	1,463,336	0.1%
	Melbourne Enterprises, Ltd.	40,500	717,149	0.1%
#	Melco International Development, Ltd.	3,544,000	7,767,305	0.6%
#*	Midland Holdings, Ltd.	5,334,000	2,693,560	0.2%
	Ming Fai International Holdings, Ltd.	1,765,000	179,982	0.0%
*	Ming Fung Jewellery Group, Ltd.	21,315,000	239,965	0.0%
	Miramar Hotel & Investment	870,000	1,075,459	0.1%
*	Mission Capital Holdings, Ltd.	1,442,500	19,022	0.0%
*	Mongolia Energy Corp., Ltd.	1,892,750	96,866	0.0%
#*	Mongolian Mining Corp.	25,590,000	1,120,678	0.1%
#	NagaCorp, Ltd.	7,460,000	6,079,194	0.5%
	Nanyang Holdings, Ltd.	137,500	846,545	0.1%
	National Electronic Hldgs	2,498,000	327,967	0.0%
	Natural Beauty Bio-Technology, Ltd.	4,040,000	363,924	0.0%
*	Neo-Neon Holdings, Ltd.	2,337,500	359,306	0.0%
*	Neptune Group, Ltd.	23,230,000	399,580	0.0%
	New Century Group Hong Kong, Ltd.	13,351,464	243,707	0.0%
*	New Times Energy Corp., Ltd.	1,297,600	37,534	0.0%
#	Newocean Energy Holdings, Ltd.	7,706,000	2,958,695	0.2%
	Next Media, Ltd.	4,421,183	351,171	0.0%
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,769,706	622,748	0.1%
	Orient Overseas International, Ltd.	1,023,000	5,969,229	0.4%
*	Orient Power Holdings, Ltd.	804,000	—	0.0%
#	Oriental Watch Holdings	3,160,800	609,869	0.1%
	Pacific Andes International Holdings, Ltd.	19,613,067	668,359	0.1%
#	Pacific Basin Shipping, Ltd.	12,866,000	5,163,270	0.4%
	Pacific Textiles Holdings, Ltd.	4,335,000	5,727,715	0.4%
	Paliburg Holdings, Ltd.	3,152,830	1,040,933	0.1%
*	Pan Asia Environmental Protection Group, Ltd.	80,000	18,248	0.0%
#	Paradise Entertainment, Ltd.	3,464,000	1,407,161	0.1%
	PCCW, Ltd.	7,046,879	4,816,258	0.4%
#*	Peace Mark Holdings, Ltd.	2,712,022	—	0.0%
*	Pearl Oriental Oil, Ltd.	11,918,400	322,577	0.0%
	Pegasus International Holdings, Ltd.	226,000	33,863	0.0%
	Perfect Shape PRC Holdings, Ltd.	956,000	238,116	0.0%
#	Pico Far East Holdings, Ltd.	4,928,000	1,131,176	0.1%
*	Ping Shan Tea Group, Ltd.	2,633,325	24,969	0.0%
	Playmates Holdings, Ltd.	706,000	641,446	0.1%
#	Playmates Toys, Ltd.	4,876,000	1,033,393	0.1%
	PNG Resources Holdings, Ltd.	1,888,236	50,647	0.0%
	Pokfulam Development Co.	234,000	362,179	0.0%
#	Polytec Asset Holdings, Ltd.	11,563,526	1,640,711	0.1%
	Public Financial Holdings, Ltd.	3,194,000	1,521,787	0.1%
	PYI Corp., Ltd.	24,859,973	521,330	0.0%
*	Pyxis Group, Ltd.	1,936,000	7,989	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Raymond Industrial, Ltd.	30,400	$3,792	0.0%
#	Regal Hotels International Holdings, Ltd.	2,955,800	1,945,463	0.2%
*	Richfield Group Holdings, Ltd.	9,792,000	378,564	0.0%
	Rivera Holdings, Ltd.	5,710,000	271,219	0.0%
#	SA SA International Holdings, Ltd.	9,310,000	6,506,713	0.5%
	Safety Godown Co., Ltd.	398,000	597,778	0.1%
*	Sandmartin International Holdings, Ltd.	84,000	4,140	0.0%
	SAS Dragon Hldg, Ltd.	2,182,000	476,326	0.0%
	SEA Holdings, Ltd.	1,158,000	774,740	0.1%
	Shenyin Wanguo HK, Ltd.	2,377,500	2,107,722	0.2%
*	Shougang Concord Technology Holdings	9,657,809	358,927	0.0%
*	Shun Ho Technology Holdings, Ltd.	1,037,452	254,709	0.0%
	Shun Tak Holdings, Ltd.	11,613,419	5,353,779	0.4%
*	Silver base Group Holdings, Ltd.	4,300,677	551,814	0.0%
	Simsen International Corp., Ltd.	307,000	67,697	0.0%
*	Sing Pao Media Enterprises, Ltd.	250,511	—	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	283,467	0.0%
	Singamas Container Holdings, Ltd.	11,180,000	1,854,486	0.1%
*	Sino Distillery Group, Ltd.	148,000	9,916	0.0%
*	Sinocan Holdings, Ltd.	350,000	—	0.0%
	SIS International Holdings	34,000	17,804	0.0%
	Sitoy Group Holdings, Ltd.	816,000	659,539	0.1%
#	SmarTone Telecommunications Holdings, Ltd.	3,535,925	5,918,046	0.4%
#*	SOCAM Development, Ltd.	1,716,771	1,370,614	0.1%
*	Solomon Systech International, Ltd.	8,590,000	370,417	0.0%
	Soundwill Holdings, Ltd.	420,000	658,244	0.1%
*	South China China, Ltd.	6,744,000	738,250	0.1%
*	South China Land, Ltd.	13,495,170	239,141	0.0%
	Stella International Holdings, Ltd.	825,000	2,166,278	0.2%
	Stelux Holdings International, Ltd.	3,100,400	715,253	0.1%
*	Success Universe Group, Ltd.	6,716,000	208,610	0.0%
	Sun Hing Vision Group Holdings, Ltd.	358,000	118,313	0.0%
#	Sun Hung Kai & Co., Ltd.	4,291,429	3,258,264	0.2%
*	Symphony Holdings, Ltd.	260,000	21,119	0.0%
#	TAI Cheung Holdings, Ltd.	2,019,000	1,657,618	0.1%
	Tai Sang Land Development, Ltd.	804,910	392,248	0.0%
#	Tan Chong International, Ltd.	1,212,000	432,618	0.0%
#	Tao Heung Holdings, Ltd.	517,000	241,260	0.0%
*	Taung Gold International, Ltd.	14,590,000	325,013	0.0%
#	Television Broadcasts, Ltd.	1,288,600	7,490,877	0.6%
*	Termbray Industries International Holdings, Ltd.	2,304,900	240,845	0.0%
	Tern Properties Co., Ltd.	51,200	41,698	0.0%
	Texwinca Holdings, Ltd.	4,550,000	3,928,390	0.3%
	Tian Teck Land, Ltd.	1,054,000	1,198,207	0.1%
*	Titan Petrochemicals Group, Ltd.	13,140,000	4,236	0.0%
#	Tradelink Electronic Commerce, Ltd.	4,896,000	1,090,765	0.1%
#	Transport International Holdings, Ltd.	1,014,541	2,148,875	0.2%
#	Trinity, Ltd.	7,838,000	1,471,361	0.1%
	Tristate Holdings, Ltd.	188,000	68,722	0.0%
#*	TSC Group Holdings, Ltd.	3,324,000	914,991	0.1%
#*	United Laboratories International Holdings, Ltd. (The)	4,332,000	2,512,467	0.2%
*	Universal Technologies Holdings, Ltd.	7,630,000	512,198	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Universe International Holdings, Ltd.	3,475,000	$49,917	0.0%
*	Up Energy Development Group, Ltd.	3,205,000	327,980	0.0%
*	Value Convergence Holdings, Ltd.	1,756,000	238,302	0.0%
	Value Partners Group, Ltd.	5,555,000	4,635,713	0.3%
	Van Shung Chong Holdings, Ltd.	1,184,002	136,311	0.0%
	Vanke Property Overseas, Ltd.	13,000	11,482	0.0%
	Varitronix International, Ltd.	2,083,293	1,408,290	0.1%
*	Vedan International Holdings, Ltd.	3,272,000	166,099	0.0%
	Victory City International Holdings, Ltd.	7,320,229	1,051,677	0.1%
#	Vitasoy International Holdings, Ltd.	4,777,000	6,883,700	0.5%
	VST Holdings, Ltd.	5,147,600	1,672,950	0.1%
#	VTech Holdings, Ltd.	358,600	5,149,032	0.4%
	Wai Kee Holdings, Ltd.	7,864,738	2,361,303	0.2%
*	Willie International Holdings, Ltd.	11,250,000	208,392	0.0%
	Win Hanverky Holdings, Ltd.	1,812,000	207,390	0.0%
	Wing On Co. International, Ltd.	781,000	2,344,664	0.2%
	Wing Tai Properties, Ltd.	1,957,331	1,261,894	0.1%
	Wong's International Hldgs	737,641	235,375	0.0%
	Wong's Kong King International	120,000	10,360	0.0%
#	Xinyi Glass Holdings, Ltd.	16,212,000	8,142,766	0.6%
#	Xinyi Solar Holdings, Ltd.	12,292,000	3,380,248	0.3%
	Yangtzekiang Garment, Ltd.	606,500	250,779	0.0%
	Yau Lee Holdings, Ltd.	534,000	114,622	0.0%
	Yeebo International Hldg	572,000	96,177	0.0%
#	YGM Trading, Ltd.	460,000	832,828	0.1%
	YT Realty Group, Ltd.	749,000	237,997	0.0%
	Yugang International, Ltd.	93,492,000	1,291,285	0.1%
TOTAL HONG KONG			373,426,524	27.6%

NEW ZEALAND — (8.2%)
#*	a2 Milk Co., Ltd.	939,177	423,260	0.0%
	Abano Healthcare Group, Ltd.	30,274	182,142	0.0%
#	Air New Zealand, Ltd.	3,795,396	7,290,066	0.5%
	Auckland International Airport, Ltd.	319,815	1,052,311	0.1%
	Briscoe Group, Ltd.	2,235	5,167	0.0%
	Cavalier Corp., Ltd.	268,754	127,792	0.0%
	CDL Investments New Zealand, Ltd.	111,311	47,202	0.0%
*	Chorus, Ltd.	2,020,130	4,195,079	0.3%
	Colonial Motor Co., Ltd. (The)	148,846	674,859	0.1%
#	Contact Energy, Ltd.	518,419	2,574,554	0.2%
*	Diligent Board Member Services, Inc.	82,102	335,415	0.0%
#	Ebos Group, Ltd.	442,465	3,394,689	0.3%
#	Fisher & Paykel Healthcare Corp., Ltd.	4,108,967	19,999,425	1.5%
	Freightways, Ltd.	947,412	4,281,129	0.3%
#	Hallenstein Glasson Holdings, Ltd.	249,585	611,321	0.1%
	Heartland New Zealand, Ltd.	185,677	163,717	0.0%
#	Hellaby Holdings, Ltd.	395,759	969,975	0.1%
#	Infratil, Ltd.	3,282,211	7,678,977	0.6%
#	Kathmandu Holdings, Ltd.	610,449	1,027,224	0.1%
#	Mainfreight, Ltd.	540,494	6,690,625	0.5%
	Marsden Maritime Holdings, Ltd.	78,705	170,808	0.0%
	Methven, Ltd.	93,877	82,645	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
#	Metlifecare, Ltd.	505,081	$1,849,759	0.1%
#	Michael Hill International, Ltd.	1,534,152	1,397,005	0.1%
	Millennium & Copthorne Hotels New Zealand, Ltd.	418,978	434,474	0.0%
	New Zealand Oil & Gas, Ltd.	2,074,737	1,019,764	0.1%
#*	New Zealand Refining Co., Ltd. (The)	591,259	1,017,564	0.1%
	Nuplex Industries, Ltd.	1,294,136	2,998,157	0.2%
#	NZX, Ltd.	980,309	894,255	0.1%
#	Opus International Consultants, Ltd.	12,925	14,764	0.0%
#*	Pacific Edge, Ltd.	418,982	275,759	0.0%
	PGG Wrightson, Ltd.	1,029,425	368,984	0.0%
*	Pike River Coal, Ltd.	490,805	—	0.0%
#	Port of Tauranga, Ltd.	528,322	6,934,133	0.5%
*	Pumpkin Patch, Ltd.	598,279	100,391	0.0%
#	Restaurant Brands New Zealand, Ltd.	472,937	1,354,707	0.1%
*	Richina Pacific, Ltd.	274,180	14,437	0.0%
*	Rubicon, Ltd.	1,485,105	424,000	0.0%
#	Ryman Healthcare, Ltd.	2,344,692	15,553,044	1.2%
#	Sanford, Ltd.	393,618	1,485,085	0.1%
	Scott Technology, Ltd.	39,805	48,041	0.0%
#	Skellerup Holdings, Ltd.	545,405	603,586	0.1%
#	Sky Network Television, Ltd.	2,057,996	9,661,608	0.7%
#	SKYCITY Entertainment Group, Ltd.	4,361,160	13,175,992	1.0%
	Spark New Zealand, Ltd.	371,854	901,434	0.1%
	Steel & Tube Holdings, Ltd.	442,635	1,002,989	0.1%
	Summerset Group Holdings, Ltd.	353,884	762,513	0.1%
	Tourism Holdings, Ltd.	274,867	382,399	0.0%
#	Tower, Ltd.	852,669	1,428,275	0.1%
#	Trade Me Group, Ltd.	1,467,416	4,167,907	0.3%
#	TrustPower, Ltd.	70,059	430,941	0.0%
#	Vector, Ltd.	1,314,218	2,857,361	0.2%
#	Warehouse Group, Ltd. (The)	708,230	1,722,350	0.1%
*	Xero, Ltd.	146,019	1,818,961	0.1%
TOTAL NEW ZEALAND			137,079,021	10.2%

SINGAPORE — (9.1%)
*	Abterra, Ltd.	531,800	216,957	0.0%
	Amara Holdings, Ltd.	950,000	375,301	0.0%
	Amtek Engineering, Ltd.	1,353,000	580,610	0.1%
	ASL Marine Holdings, Ltd.	816,600	279,426	0.0%
	Aspial Corp., Ltd.	72,959	21,715	0.0%
#*	Ausgroup, Ltd.	3,653,000	819,172	0.1%
#	Baker Technology, Ltd.	1,272,000	239,948	0.0%
#	Banyan Tree Holdings, Ltd.	1,053,000	467,991	0.0%
#*	Biosensors International Group, Ltd.	6,598,237	2,906,293	0.2%
	Bonvests Holdings, Ltd.	978,000	992,745	0.1%
	Boustead Singapore, Ltd.	1,686,261	2,268,158	0.2%
#	Breadtalk Group, Ltd.	907,800	1,061,908	0.1%
*	Broadway Industrial Group, Ltd.	1,557,200	226,793	0.0%
	Bukit Sembawang Estates, Ltd.	614,003	2,349,646	0.2%
	Bund Center Investment, Ltd.	2,717,000	398,709	0.0%
	Centurion Corp., Ltd.	700,000	265,386	0.0%
	CH Offshore, Ltd.	1,642,400	632,926	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	China Aviation Oil Singapore Corp., Ltd.	1,586,399	$799,413	0.1%
#	China Merchants Holdings Pacific, Ltd.	867,000	638,444	0.1%
	Chip Eng Seng Corp., Ltd.	3,546,800	2,249,437	0.2%
	Chuan Hup Holdings, Ltd.	3,967,000	804,319	0.1%
#	Cityspring Infrastructure Trust	1,498,000	598,580	0.1%
#	Cosco Corp. Singapore, Ltd.	7,006,000	2,959,661	0.2%
#	Creative Technology, Ltd.	272,200	396,825	0.0%
	CSC Holdings, Ltd.	2,495,000	98,389	0.0%
	CSE Global, Ltd.	3,382,000	1,545,020	0.1%
	CWT, Ltd.	1,444,700	1,742,845	0.1%
	Datapulse Technology, Ltd.	89,000	7,923	0.0%
#*	Del Monte Pacific, Ltd.	848,000	319,288	0.0%
*	Delong Holdings, Ltd.	1,361,000	252,701	0.0%
	DMX Technologies Group, Ltd.	2,096,000	250,435	0.0%
#	Dyna-Mac Holdings, Ltd.	2,259,000	553,785	0.0%
#	Elec & Eltek International Co., Ltd.	147,000	180,751	0.0%
	Ellipsiz, Ltd.	123,000	8,605	0.0%
	EnGro Corp., Ltd.	354,000	318,610	0.0%
	Eu Yan Sang International, Ltd.	809,800	447,244	0.0%
#	Ezion Holdings, Ltd.	689,760	582,630	0.1%
#	Ezra Holdings, Ltd.	5,843,760	2,312,963	0.2%
#	Falcon Energy Group, Ltd.	2,068,000	429,088	0.0%
	Far East Orchard, Ltd.	1,106,685	1,399,625	0.1%
*	First Sponsor Group, Ltd.	453,661	427,038	0.0%
	FJ Benjamin Holdings, Ltd.	1,305,000	164,491	0.0%
	Food Empire Holdings, Ltd.	1,256,400	294,464	0.0%
#*	Forterra Trust	98,000	165,517	0.0%
#	Fragrance Group, Ltd.	6,256,000	1,015,237	0.1%
#*	Gallant Venture, Ltd.	5,073,000	931,986	0.1%
#*	Geo Energy Resources, Ltd.	432,000	68,411	0.0%
	GK Goh Holdings, Ltd.	1,458,000	992,544	0.1%
	Global Premium Hotels, Ltd.	559,480	147,014	0.0%
*	Global Yellow Pages, Ltd.	747,500	24,151	0.0%
#	GMG Global, Ltd.	18,410,000	858,494	0.1%
	GP Batteries International, Ltd.	235,000	141,033	0.0%
	GP Industries, Ltd.	2,643,209	1,157,333	0.1%
	GuocoLand, Ltd.	399,314	533,583	0.0%
#	GuocoLeisure, Ltd.	3,364,000	2,262,320	0.2%
*	Hanwell Holdings, Ltd.	1,823,419	383,628	0.0%
*	Healthway Medical Corp., Ltd.	8,556,776	302,331	0.0%
	HG Metal Manufacturing, Ltd.	1,768,000	94,716	0.0%
	Hi-P International, Ltd.	1,309,000	722,315	0.1%
	Hiap Hoe, Ltd.	353,000	213,665	0.0%
	Hiap Seng Engineering, Ltd.	515,000	59,382	0.0%
*	HLH Group, Ltd.	8,364,000	81,964	0.0%
	Ho Bee Land, Ltd.	1,652,000	2,442,849	0.2%
#	Hong Fok Corp., Ltd.	3,323,640	2,060,627	0.2%
	Hong Leong Asia, Ltd.	711,000	695,589	0.1%
	Hotel Grand Central, Ltd.	1,394,187	1,386,056	0.1%
	Hour Glass, Ltd. (The)	1,868,232	909,140	0.1%
	HTL International Holdings, Ltd.	1,063,843	205,443	0.0%
	HupSteel, Ltd.	1,572,875	231,478	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	Hwa Hong Corp., Ltd.	2,186,000	$542,718	0.0%
#	Hyflux, Ltd.	3,258,500	2,070,162	0.2%
#	Indofood Agri Resources, Ltd.	3,468,000	1,887,488	0.1%
#	InnoTek, Ltd.	950,000	188,898	0.0%
	Innovalues, Ltd.	334,000	119,283	0.0%
#*	International Healthway Corp., Ltd.	594,656	123,209	0.0%
#*	Interra Resources, Ltd.	396,000	48,813	0.0%
	IPC Corp., Ltd.	4,265,000	469,422	0.0%
#	ISDN Holdings, Ltd.	293,000	52,908	0.0%
	Isetan Singapore, Ltd.	122,500	429,409	0.0%
#*	Jiutian Chemical Group, Ltd.	10,128,000	432,148	0.0%
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—	0.0%
	k1 Ventures, Ltd.	5,098,500	716,565	0.1%
#	Keppel Infrastructure Trust	1,367,000	1,097,751	0.1%
#	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,566,300	0.1%
	Koh Brothers Group, Ltd.	1,432,000	340,358	0.0%
#	KSH Holdings, Ltd.	52,000	20,151	0.0%
#	LCD Global Investments, Ltd.	3,569,504	819,503	0.1%
*	Li Heng Chemical Fibre Technologies, Ltd.	2,053,000	161,536	0.0%
	Lian Beng Group, Ltd.	2,304,000	1,049,004	0.1%
#*	Linc Energy, Ltd.	1,982,517	1,100,528	0.1%
*	LionGold Corp., Ltd.	593,000	8,851	0.0%
	Low Keng Huat Singapore, Ltd.	916,000	462,427	0.0%
	Lum Chang Holdings, Ltd.	1,094,030	301,462	0.0%
	M1, Ltd.	447,000	1,214,899	0.1%
#	Marco Polo Marine, Ltd.	963,000	199,579	0.0%
	mDR, Ltd.	3,997,000	15,087	0.0%
*	Mercator Lines Singapore, Ltd.	555,000	36,374	0.0%
#	Mermaid Maritime PCL	1,615,000	352,819	0.0%
	Metro Holdings, Ltd.	2,085,792	1,431,505	0.1%
#	Mewah International, Inc.	1,183,000	347,552	0.0%
#	Midas Holdings, Ltd.	8,177,000	1,537,046	0.1%
#	Nam Cheong, Ltd.	7,126,740	1,681,075	0.1%
	New Toyo International Holdings, Ltd.	1,624,000	318,523	0.0%
	NSL, Ltd.	422,000	509,077	0.0%
*	Oceanus Group, Ltd.	8,246,000	61,696	0.0%
#	OSIM International, Ltd.	1,689,000	2,512,500	0.2%
#	Otto Marine, Ltd.	10,983,500	386,962	0.0%
#	OUE Hospitality Trust	310,500	211,985	0.0%
#	OUE, Ltd.	1,863,000	2,861,798	0.2%
#	Oxley Holdings, Ltd.	1,093,000	423,294	0.0%
#	Pan-United Corp., Ltd.	2,006,000	1,272,849	0.1%
	PEC, Ltd.	47,000	16,069	0.0%
	Penguin International, Ltd.	1,437,000	231,531	0.0%
#	Petra Foods, Ltd.	804,000	2,304,216	0.2%
	Popular Holdings, Ltd.	2,763,650	476,857	0.0%
	QAF, Ltd.	1,244,080	903,536	0.1%
#	Raffles Education Corp., Ltd.	4,299,710	1,080,376	0.1%
#	Raffles Medical Group, Ltd.	586,437	1,719,939	0.1%
	Rickmers Maritime	888,000	186,984	0.0%
	Rotary Engineering, Ltd.	1,485,600	645,908	0.1%
	Roxy-Pacific Holdings, Ltd.	297,500	126,328	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
*	S I2I, Ltd.	12,662,000	$38,235	0.0%
	San Teh, Ltd.	713,087	152,724	0.0%
	SBS Transit, Ltd.	953,500	1,212,643	0.1%
#	Sheng Siong Group, Ltd.	1,506,000	782,239	0.1%
	SHS Holdings, Ltd.	2,372,000	423,198	0.0%
#	Sim Lian Group, Ltd.	2,281,855	1,458,849	0.1%
	Sinarmas Land, Ltd.	5,864,000	2,573,843	0.2%
	Sing Holdings, Ltd.	1,134,000	264,954	0.0%
	Sing Investments & Finance, Ltd.	297,675	296,470	0.0%
	Singapore Post, Ltd.	6,199,120	8,968,276	0.7%
	Singapore Reinsurance Corp., Ltd.	1,514,530	366,692	0.0%
	Singapore Shipping Corp., Ltd.	1,689,000	356,038	0.0%
#	Singapura Finance, Ltd.	348,124	278,467	0.0%
#*	Sino Grandness Food Industry Group, Ltd.	2,157,000	729,907	0.1%
#	SMRT Corp., Ltd.	2,379,000	2,833,417	0.2%
	Stamford Land Corp., Ltd.	3,282,000	1,369,766	0.1%
	Straco Corp., Ltd.	130,000	74,797	0.0%
	Sunningdale Tech, Ltd.	3,657,000	460,918	0.0%
#*	SunVic Chemical Holdings, Ltd.	2,038,000	735,435	0.1%
#	Super Group, Ltd.	2,624,000	2,262,153	0.2%
#	Swiber Holdings, Ltd.	3,974,000	808,960	0.1%
#	Swissco Holdings, Ltd.	715,500	276,006	0.0%
#	Tat Hong Holdings, Ltd.	2,072,800	1,166,545	0.1%
	Thakral Corp., Ltd.	5,601,000	103,944	0.0%
	Tiong Woon Corp. Holding, Ltd.	2,152,250	407,221	0.0%
	Triyards holdings, Ltd.	348,900	133,387	0.0%
#*	TT International, Ltd.	673,000	84,877	0.0%
#	Tuan Sing Holdings, Ltd.	4,139,583	1,230,412	0.1%
#	UMS Holdings, Ltd.	1,944,000	745,725	0.1%
#	United Engineers, Ltd.	2,803,028	6,166,746	0.5%
	United Envirotech, Ltd.	915,000	1,109,690	0.1%
	United Overseas Insurance, Ltd.	187,250	661,288	0.1%
#	UOB-Kay Hian Holdings, Ltd.	1,876,435	2,148,829	0.2%
#	UPP Holdings, Ltd.	3,060,000	515,955	0.0%
#*	Vard Holdings, Ltd.	4,053,000	1,830,372	0.1%
	Venture Corp., Ltd.	1,703,000	10,093,941	0.8%
#	Vibrant Group, Ltd.	9,635,179	696,644	0.1%
	Vicom, Ltd.	120,000	572,241	0.0%
	Wee Hur Holdings, Ltd.	2,749,000	785,504	0.1%
	Wheelock Properties Singapore, Ltd.	1,210,000	1,606,851	0.1%
#	Wing Tai Holdings, Ltd.	2,843,567	3,501,287	0.3%
	Yeo Hiap Seng, Ltd.	223,731	293,443	0.0%
	YHI International, Ltd.	1,174,000	199,377	0.0%
#	Yongnam Holdings, Ltd.	8,173,000	1,164,951	0.1%
TOTAL SINGAPORE			150,991,539	11.2%
TOTAL COMMON STOCKS			1,341,450,591	99.3%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Alliance Resources, Ltd. Rights 01/19/15	72,634	237	0.0%
*	Aurelia Metals, Ltd. Rights 01/21/15	13,025	64	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Boart Longyear, Ltd. Rights 01/19/15	2,681,849	$6,568	0.0%
*	Centrebet International, Ltd. Claim Units	81,336	—	0.0%
*	Centrebet International, Ltd. Litigation Rights	81,336	—	0.0%
*	Peninsula Energy, Ltd. Rights 01/23/15	3,184,983	—	0.0%
TOTAL AUSTRALIA			6,869	0.0%

HONG KONG — (0.0%)
*	Enviro Energy International Holdings, Ltd. Warrants	1,171,800	—	0.0%
*	International Standard Resources Holdings, Ltd. Warrants 11/26/15	2,023,500	17,092	0.0%
*	Kantone Holdings, Ltd. Rights 01/07/15	303,709	392	0.0%
*	New Times Energy Corp., Ltd. Rights 01/22/15	648,800	4,685	0.0%
*	Shenyin Wanguo HK, Ltd. Rights 01/08/15	1,188,750	613,180	0.1%
TOTAL HONG KONG			635,349	0.1%

SINGAPORE — (0.0%)
*	Global Yellow Pages, Ltd. Warrants 06/25/19	448,500	1,693	0.0%
#*	Interra Resources, Ltd. Warrants 12/08/15	39,600	538	0.0%
*	See Hup Seng, Ltd. Rights 01/21/15	1,186,000	31,337	0.0%
TOTAL SINGAPORE			33,568	0.0%
TOTAL RIGHTS/WARRANTS			675,786	0.1%

SECURITIES LENDING COLLATERAL — (19.2%)
§@ DFA Short Term Investment Fund		27,590,853	319,226,169	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,761,213,867)^			$1,661,352,546	123.0%
____________________

^       The cost for federal income tax purposes is $1,795,001,214.

The Asia Pacific Small Company Series
continued

Summary of the Series' investments as of December 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$476,121	$676,751,234	—	$677,227,355
China	—	2,726,152	—	2,726,152
Hong Kong	126,633	373,299,891	—	373,426,524
New Zealand	—	137,079,021	—	137,079,021
Singapore	1,210,655	149,780,884	—	150,991,539
Rights/Warrants
Australia	—	6,869	—	6,869
Hong Kong	—	635,349	—	635,349
Singapore	—	33,568	—	33,568
Securities Lending Collateral	—	319,226,169	—	319,226,169
TOTAL	$1,813,409	$1,659,539,137	—	$1,661,352,546

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2014
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (97.4%)
Consumer Discretionary — (25.7%)
	4imprint Group P.L.C.	98,614	$1,229,765	0.1%
	888 Holdings P.L.C.	936,528	2,011,589	0.1%
*	Aga Rangemaster Group P.L.C.	453,866	830,620	0.0%
	Barratt Developments P.L.C.	3,241,833	23,594,449	1.2%
	Bellway P.L.C.	655,189	19,650,201	1.0%
	Berkeley Group Holdings P.L.C.	687,947	26,451,156	1.3%
	Betfair Group P.L.C.	226,864	5,538,582	0.3%
	Bloomsbury Publishing P.L.C.	283,806	718,726	0.0%
	Boot Henry P.L.C.	432,804	1,307,224	0.1%
	Bovis Homes Group P.L.C.	875,787	11,993,267	0.6%
#	Bwin.Party Digital Entertainment P.L.C.	2,936,708	5,351,767	0.3%
*	Carpetright P.L.C.	13,426	84,064	0.0%
#	Centaur Media P.L.C.	556,967	553,389	0.0%
	Chime Communications P.L.C.	366,879	1,622,240	0.1%
	Cineworld Group P.L.C.	1,100,456	7,096,589	0.4%
	Connect Group P.L.C.	1,283,436	3,063,432	0.1%
	Creston P.L.C.	22,394	44,998	0.0%
	Daily Mail & General Trust P.L.C.	1,450,543	18,544,370	0.9%
	Darty P.L.C.	1,297,119	1,383,057	0.1%
	Debenhams P.L.C.	6,498,732	7,582,062	0.4%
	Dignity P.L.C.	228,269	6,809,741	0.3%
	Dixons Carphone P.L.C.	2,319,507	16,661,123	0.8%
	Domino's Pizza Group P.L.C.	776,394	8,476,966	0.4%
	Dunelm Group P.L.C.	336,341	4,845,812	0.2%
*	Enterprise Inns P.L.C.	2,687,428	4,741,133	0.2%
	Euromoney Institutional Investor P.L.C.	295,537	4,822,862	0.2%
*	Findel P.L.C.	313,743	1,101,586	0.1%
*	Forminster P.L.C.	43,333	—	0.0%
	Fuller Smith & Turner	138,471	2,009,464	0.1%
	Future P.L.C.	1,301,863	225,874	0.0%
#	Games Workshop Group P.L.C.	101,889	824,651	0.0%
#	Greene King P.L.C.	1,421,372	16,432,016	0.8%
	Halfords Group P.L.C.	1,104,257	8,058,084	0.4%
	Headlam Group P.L.C.	343,067	2,343,002	0.1%
	Home Retail Group P.L.C.	4,196,363	13,523,805	0.7%
*	Hornby P.L.C.	154,220	185,083	0.0%
	Howden Joinery Group P.L.C.	3,423,456	21,358,047	1.1%
	Huntsworth P.L.C.	971,327	742,109	0.0%
	Inchcape P.L.C.	2,330,419	26,182,405	1.3%
	Informa P.L.C.	3,262,863	23,829,700	1.2%
	ITE Group P.L.C.	1,273,501	3,168,897	0.2%
	J D Wetherspoon P.L.C.	501,603	6,383,877	0.3%
	JD Sports Fashion P.L.C.	480,052	3,783,968	0.2%
	John Menzies P.L.C.	261,134	1,443,693	0.1%
*	Johnston Press P.L.C.	20,800	53,688	0.0%
#	Ladbrokes P.L.C.	4,703,662	8,047,018	0.4%
	Laura Ashley Holdings P.L.C.	1,517,420	700,635	0.0%
	Lookers P.L.C.	1,870,784	3,760,255	0.2%
	Marston's P.L.C.	3,122,248	6,960,232	0.3%
*	Mecom Group P.L.C.	477,516	1,062,746	0.1%
	Millennium & Copthorne Hotels P.L.C.	1,048,561	9,616,460	0.5%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
*	Mitchells & Butlers P.L.C.	1,030,286	$6,137,253	0.3%
	MJ Gleeson P.L.C.	195,875	1,084,729	0.1%
#*	Mothercare P.L.C.	610,434	1,658,258	0.1%
#	N Brown Group P.L.C.	874,754	5,214,690	0.3%
*	Ocado Group P.L.C.	18,636	115,355	0.0%
	Pendragon P.L.C.	4,444,080	2,250,068	0.1%
	Persimmon P.L.C.	224,217	5,476,251	0.3%
	Photo-Me International P.L.C.	481,834	1,057,627	0.1%
*	Puma Brandenburg, Ltd.	119,000	—	0.0%
*	Puma Brandenburg, Ltd. A Shares	119,000	—	0.0%
*	Punch Taverns P.L.C.	133,442	250,256	0.0%
	Rank Group P.L.C.	111,276	279,947	0.0%
	Redrow P.L.C.	1,505,347	6,881,978	0.3%
	Restaurant Group P.L.C. (The)	1,004,401	10,238,925	0.5%
	Rightmove P.L.C.	494,215	17,234,842	0.9%
	Spirit Pub Co. P.L.C.	3,220,786	5,233,252	0.3%
*	Sportech P.L.C.	384,214	375,172	0.0%
	STV Group P.L.C.	4,868	27,689	0.0%
*	SuperGroup P.L.C.	203,095	2,805,852	0.1%
	Taylor Wimpey P.L.C.	12,296,716	26,233,995	1.3%
	Ted Baker P.L.C.	145,679	5,001,010	0.2%
*	Thomas Cook Group P.L.C.	7,517,966	14,876,996	0.7%
	Topps Tiles P.L.C.	829,659	1,461,297	0.1%
*	Torotrak P.L.C.	42,953	10,355	0.0%
*	Trinity Mirror P.L.C.	1,688,565	4,276,874	0.2%
*	TUI AG	111,394	1,790,004	0.1%
	UBM P.L.C.	2,231,445	16,676,245	0.8%
	UTV Media P.L.C.	467,514	1,270,451	0.1%
#	Vitec Group P.L.C. (The)	164,847	1,510,782	0.1%
	WH Smith P.L.C.	711,405	14,876,660	0.7%
	William Hill P.L.C.	4,504,927	25,313,592	1.3%
	Wilmington Group P.L.C.	346,234	1,169,946	0.1%
Total Consumer Discretionary			527,596,830	26.3%

Consumer Staples — (4.8%)
	A.G. BARR P.L.C.	427,802	3,918,254	0.2%
	Anglo-Eastern Plantations P.L.C.	108,153	930,521	0.0%
	Booker Group P.L.C.	7,511,637	19,081,530	1.0%
	Britvic P.L.C.	1,277,429	13,360,067	0.7%
	Cranswick P.L.C.	264,392	5,683,891	0.3%
	Dairy Crest Group P.L.C.	747,197	5,787,612	0.3%
	Devro P.L.C.	925,847	4,371,944	0.2%
	Greencore Group P.L.C.	2,335,961	10,376,023	0.5%
	Greggs P.L.C.	566,667	6,462,075	0.3%
	Hilton Food Group P.L.C.	24,794	148,767	0.0%
	McBride P.L.C.	855,515	1,066,955	0.1%
#*	Premier Foods P.L.C.	2,951,877	1,457,551	0.1%
	PZ Cussons P.L.C.	1,329,597	6,313,421	0.3%
	REA Holdings P.L.C.	50,639	277,048	0.0%
	Tate & Lyle P.L.C.	1,907,364	17,870,977	0.9%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#*	Thorntons P.L.C.	274,658	$381,092	0.0%
Total Consumer Staples			97,487,728	4.9%

Energy — (3.6%)
*	Afren P.L.C.	5,639,345	4,138,083	0.2%
	Amec Foster Wheeler P.L.C.	1,114,094	14,713,573	0.7%
	Anglo Pacific Group P.L.C.	501,715	783,756	0.0%
*	Cairn Energy P.L.C.	2,601,577	7,190,640	0.4%
*	EnQuest P.L.C.	3,606,671	1,988,590	0.1%
*	Exillon Energy P.L.C.	177,870	409,352	0.0%
*	Fortune Oil P.L.C.	6,238,485	937,570	0.1%
*	Hardy Oil & Gas P.L.C.	74,781	73,797	0.0%
	Hunting P.L.C.	648,002	5,332,129	0.3%
	James Fisher & Sons P.L.C.	232,253	4,331,525	0.2%
#*	JKX Oil & Gas P.L.C.	438,897	81,844	0.0%
	John Wood Group P.L.C.	1,976,825	18,287,621	0.9%
*	Lamprell P.L.C.	1,397,664	2,613,854	0.1%
	Petrofac, Ltd.	88,382	962,829	0.1%
	Premier Oil P.L.C.	2,665,891	6,895,190	0.3%
*	Salamander Energy P.L.C.	1,391,295	1,408,604	0.1%
	Soco International P.L.C.	1,018,017	4,752,518	0.2%
Total Energy			74,901,475	3.7%

Financials — (14.9%)
	Amlin P.L.C.	2,675,210	19,844,202	1.0%
#	Ashmore Group P.L.C.	1,882,641	8,153,008	0.4%
	Bank of Georgia Holdings P.L.C.	142,092	4,570,836	0.2%
	Beazley P.L.C.	2,627,389	11,696,965	0.6%
	Brewin Dolphin Holdings P.L.C.	1,367,522	6,308,050	0.3%
	Capital & Counties Properties P.L.C.	474,174	2,679,331	0.1%
	Capital & Regional P.L.C.	2,692,546	2,214,700	0.1%
	Catlin Group, Ltd.	1,899,020	19,781,826	1.0%
	Charles Stanley Group P.L.C.	126,349	640,204	0.0%
	Charles Taylor P.L.C.	139,215	538,610	0.0%
	Chesnara P.L.C.	578,859	3,054,678	0.2%
	Close Brothers Group P.L.C.	788,970	18,231,569	0.9%
*	Coalfield Resources P.L.C.	268,451	22,699	0.0%
	Daejan Holdings P.L.C.	32,083	2,781,192	0.1%
	Development Securities P.L.C.	593,610	2,041,797	0.1%
	Hansard Global P.L.C.	16,468	22,522	0.0%
	Helical Bar P.L.C.	668,916	3,976,342	0.2%
	Henderson Group P.L.C.	5,728,389	18,939,698	1.0%
	Hiscox, Ltd.	1,683,070	18,870,184	1.0%
	ICAP P.L.C.	2,912,161	20,391,463	1.0%
	IG Group Holdings P.L.C.	1,931,185	21,580,143	1.1%
*	Industrial & Commercial Holdings P.L.C.	5,000	—	0.0%
*	Inspired Capital P.L.C.	87,461	19,247	0.0%
	Intermediate Capital Group P.L.C.	572,350	4,088,816	0.2%
	International Personal Finance P.L.C.	690,825	4,800,034	0.2%
*	IP Group P.L.C.	1,306,305	4,129,277	0.2%
	Jardine Lloyd Thompson Group P.L.C.	643,694	8,963,699	0.5%
	Jupiter Fund Management P.L.C.	1,696,286	9,578,658	0.5%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Lancashire Holdings, Ltd.	923,042	$8,033,825	0.4%
	LSL Property Services P.L.C.	280,081	1,295,680	0.1%
	Man Group P.L.C.	9,800,117	24,386,276	1.2%
	Novae Group P.L.C.	287,786	2,662,705	0.1%
	Phoenix Group Holdings	888,277	11,444,327	0.6%
*	Quintain Estates & Development P.L.C.	2,680,731	3,982,279	0.2%
	Rathbone Brothers P.L.C.	165,692	5,282,819	0.3%
*	Raven Russia, Ltd.	1,106,257	820,884	0.0%
	S&U P.L.C.	21,140	657,454	0.0%
	Savills P.L.C.	644,235	6,814,915	0.3%
	St James's Place P.L.C.	213,497	2,691,959	0.1%
	ST Modwen Properties P.L.C.	961,657	5,781,401	0.3%
	Tullett Prebon P.L.C.	1,151,235	5,074,466	0.3%
	Unite Group P.L.C. (The)	1,061,266	7,650,378	0.4%
*	Waterloo Investment Holdings, Ltd.	5,979	652	0.0%
Total Financials			304,499,770	15.2%

Health Care — (3.9%)
#*	Alizyme P.L.C.	660,805	—	0.0%
	Bioquell P.L.C.	90,893	136,694	0.0%
*	BTG P.L.C.	1,781,080	21,983,581	1.1%
	Consort Medical P.L.C.	242,136	3,262,873	0.1%
	Dechra Pharmaceuticals P.L.C.	431,161	5,616,990	0.3%
	Genus P.L.C.	282,879	5,483,336	0.3%
	Hikma Pharmaceuticals P.L.C.	713,706	21,897,560	1.1%
*	Optos P.L.C.	109,965	438,541	0.0%
*	Oxford Biomedica P.L.C.	2,648,141	217,984	0.0%
*	Skyepharma P.L.C.	275,924	1,427,738	0.1%
	Synergy Health P.L.C.	300,498	9,744,679	0.5%
	UDG Healthcare P.L.C.	1,076,780	6,418,920	0.3%
*	Vectura Group P.L.C.	1,954,083	3,882,324	0.2%
Total Health Care			80,511,220	4.0%

Industrials — (23.8%)
	Air Partner P.L.C.	39,319	157,981	0.0%
	Alumasc Group P.L.C. (The)	124,366	233,699	0.0%
	Ashtead Group P.L.C.	1,107,668	19,672,086	1.0%
	Avon Rubber P.L.C.	66,417	791,023	0.0%
	Balfour Beatty P.L.C.	3,596,658	11,948,684	0.6%
	BBA Aviation P.L.C.	2,792,163	15,604,276	0.8%
	Berendsen P.L.C.	862,981	14,750,259	0.7%
	Bodycote P.L.C.	1,253,236	12,580,184	0.6%
	Braemar Shipping Services P.L.C.	87,402	556,783	0.0%
	Brammer P.L.C.	500,119	2,649,553	0.1%
#	Camellia P.L.C.	2,481	345,200	0.0%
	Cape P.L.C.	675,539	2,496,895	0.1%
	Carillion P.L.C.	2,342,316	12,136,982	0.6%
	Carr's Milling Industries P.L.C.	35,527	943,822	0.1%
	Castings P.L.C.	162,757	1,028,057	0.1%
	Chemring Group P.L.C.	1,217,006	4,514,070	0.2%
	Clarkson P.L.C.	67,965	2,003,921	0.1%
	Cobham P.L.C.	5,618,202	28,203,698	1.4%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Communisis P.L.C.	1,085,996	$841,893	0.0%
	Costain Group P.L.C.	327,209	1,424,772	0.1%
	DCC P.L.C.	447,754	24,650,214	1.2%
	De La Rue P.L.C.	422,563	3,410,587	0.2%
#	Dialight P.L.C.	66,000	834,760	0.0%
	Diploma P.L.C.	595,258	6,643,001	0.3%
	Fenner P.L.C.	960,636	3,214,379	0.2%
*	Firstgroup P.L.C.	5,752,073	9,506,514	0.5%
	Galliford Try P.L.C.	399,381	7,981,071	0.4%
	Go-Ahead Group P.L.C.	224,275	8,549,001	0.4%
	Goodwin P.L.C.	383	14,885	0.0%
	Grafton Group P.L.C.	707,017	6,994,815	0.4%
	Harvey Nash Group P.L.C.	46,693	52,060	0.0%
	Hays P.L.C.	7,359,440	16,557,762	0.8%
	Hogg Robinson Group P.L.C.	134,014	86,839	0.0%
	Homeserve P.L.C.	1,421,393	7,446,424	0.4%
	Interserve P.L.C.	722,721	6,237,246	0.3%
	Keller Group P.L.C.	366,374	4,981,947	0.3%
	Kier Group P.L.C.	250,464	5,789,154	0.3%
	Latchways P.L.C.	36,248	406,605	0.0%
	Lavendon Group P.L.C.	813,519	2,187,977	0.1%
	Management Consulting Group P.L.C.	1,519,596	373,930	0.0%
	Mears Group P.L.C.	539,928	3,161,799	0.2%
	Melrose Industries P.L.C.	4,579,590	18,956,987	0.9%
	Michael Page International P.L.C.	1,418,054	9,042,737	0.5%
	Mitie Group P.L.C.	1,953,183	8,428,401	0.4%
	Morgan Advanced Materials P.L.C.	1,478,838	7,252,544	0.4%
#	Morgan Sindall Group P.L.C.	194,239	1,846,829	0.1%
	National Express Group P.L.C.	2,267,471	8,720,063	0.4%
	Norcros P.L.C.	127,268	35,595	0.0%
	Northgate P.L.C.	752,381	7,132,962	0.4%
	PayPoint P.L.C.	224,231	3,114,524	0.2%
	QinetiQ Group P.L.C.	3,223,884	9,398,466	0.5%
	Regus P.L.C.	3,367,250	10,871,818	0.5%
*	Renold P.L.C.	193,435	174,463	0.0%
	Rentokil Initial P.L.C.	9,658,441	18,187,075	0.9%
	Ricardo P.L.C.	272,894	2,671,202	0.1%
	Robert Walters P.L.C.	387,999	1,862,210	0.1%
	Rotork P.L.C.	454,126	16,358,503	0.8%
	RPS Group P.L.C.	1,266,580	4,112,146	0.2%
	Senior P.L.C.	2,184,597	10,234,957	0.5%
#	Serco Group P.L.C.	1,984,328	4,950,934	0.3%
*	Severfield P.L.C.	1,307,340	1,387,812	0.1%
	Shanks Group P.L.C.	2,492,971	3,845,262	0.2%
	SIG P.L.C.	3,111,040	8,418,788	0.4%
	Speedy Hire P.L.C.	2,992,433	3,661,266	0.2%
	Spirax-Sarco Engineering P.L.C.	399,105	17,766,883	0.9%
	St Ives P.L.C.	676,146	1,993,167	0.1%
	Stagecoach Group P.L.C.	2,248,039	12,893,247	0.6%
	Sthree P.L.C.	364,277	1,663,027	0.1%
	Stobart Group, Ltd.	503,140	847,222	0.0%
	T Clarke P.L.C.	147,457	128,471	0.0%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Tarsus Group P.L.C.	208,165	$724,204	0.0%
	Tribal Group P.L.C.	156,581	389,680	0.0%
#	Trifast P.L.C.	463,048	780,029	0.0%
	UK Mail Group P.L.C.	197,261	1,456,513	0.1%
	Ultra Electronics Holdings P.L.C.	351,758	9,812,296	0.5%
	Vesuvius P.L.C.	1,449,566	10,025,538	0.5%
#*	Volex P.L.C.	317,928	342,274	0.0%
	Vp P.L.C.	167,297	1,623,928	0.1%
*	Wincanton P.L.C.	561,917	1,422,868	0.1%
	WS Atkins P.L.C.	524,536	11,108,928	0.6%
	XP Power, Ltd.	75,669	1,641,947	0.1%
Total Industrials			487,250,574	24.3%

Information Technology — (8.5%)
	Acal P.L.C.	209,458	784,771	0.0%
	Anite P.L.C.	1,650,678	2,036,423	0.1%
	Aveva Group P.L.C.	151,640	3,097,441	0.1%
	Computacenter P.L.C.	433,706	3,962,404	0.2%
	CSR P.L.C.	916,815	12,163,168	0.6%
	Domino Printing Sciences P.L.C.	548,653	5,623,661	0.3%
	E2V Technologies P.L.C.	599,945	1,619,220	0.1%
	Electrocomponents P.L.C.	2,248,668	7,472,432	0.4%
	Fidessa Group P.L.C.	170,947	6,344,547	0.3%
*	Filtronic P.L.C.	4,262	1,777	0.0%
	Halma P.L.C.	2,013,747	21,450,283	1.1%
#*	Imagination Technologies Group P.L.C.	923,315	3,257,419	0.2%
	Innovation Group P.L.C.	5,126,744	2,383,181	0.1%
*	Kofax, Ltd.	16,263	114,647	0.0%
	Laird P.L.C.	1,432,394	6,888,972	0.3%
	Micro Focus International P.L.C.	664,396	11,183,705	0.5%
	Moneysupermarket.com Group P.L.C.	1,641,433	5,937,148	0.3%
	NCC Group P.L.C.	383,643	1,220,984	0.1%
	Oxford Instruments P.L.C.	181,921	3,583,137	0.2%
	Pace P.L.C.	1,504,826	8,068,517	0.4%
	Phoenix IT Group P.L.C.	204,614	425,093	0.0%
	Playtech P.L.C.	876,447	9,352,358	0.5%
	Premier Farnell P.L.C.	1,998,764	5,463,857	0.3%
*	PV Crystalox Solar P.L.C.	147,995	29,784	0.0%
	Renishaw P.L.C.	188,423	5,715,883	0.3%
	RM P.L.C.	326,463	770,581	0.0%
*	SDL P.L.C.	371,904	2,386,411	0.1%
	Sepura P.L.C.	241,893	552,058	0.0%
	Spectris P.L.C.	601,319	19,637,996	1.0%
	Spirent Communications P.L.C.	2,882,616	3,382,239	0.2%
	Telecity Group P.L.C.	1,020,985	12,751,890	0.6%
	TT electronics P.L.C.	841,331	1,346,041	0.1%
	Xaar P.L.C.	275,443	1,663,381	0.1%
	Xchanging P.L.C.	1,350,780	3,243,572	0.2%
Total Information Technology			173,914,981	8.7%

Materials — (7.0%)
	Acacia Mining P.L.C.	537,038	2,127,621	0.1%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Alent P.L.C.	1,337,126	$6,650,034	0.3%
	British Polythene Industries P.L.C.	137,680	1,417,675	0.1%
	Carclo P.L.C.	200,519	281,489	0.0%
	Centamin P.L.C.	5,295,250	4,862,032	0.2%
	Croda International P.L.C.	463,619	19,135,605	1.0%
	DS Smith P.L.C.	5,007,556	24,971,588	1.2%
	Elementis P.L.C.	2,403,235	9,741,432	0.5%
	Essentra P.L.C.	1,229,761	13,940,682	0.7%
#	Evraz P.L.C.	1,226,120	2,930,655	0.2%
	Ferrexpo P.L.C.	955,423	792,687	0.0%
*	Gem Diamonds, Ltd.	565,679	1,528,983	0.1%
	Hill & Smith Holdings P.L.C.	431,543	3,884,520	0.2%
#*	Hochschild Mining P.L.C.	702,031	961,622	0.1%
*	International Ferro Metals, Ltd.	447,220	27,239	0.0%
#*	KAZ Minerals P.L.C.	1,068,010	4,261,595	0.2%
#*	Lonmin P.L.C.	2,202,370	6,071,605	0.3%
	Low & Bonar P.L.C.	1,132,571	876,942	0.0%
	Marshalls P.L.C.	947,343	3,454,993	0.2%
*	Petra Diamonds, Ltd.	1,606,903	4,824,306	0.2%
#*	Petropavlovsk P.L.C.	871,038	199,651	0.0%
	Rexam P.L.C.	104,197	733,546	0.0%
	RPC Group P.L.C.	898,766	6,934,410	0.4%
	Synthomer P.L.C.	1,278,510	4,704,206	0.2%
	Vedanta Resources P.L.C.	480,809	4,264,924	0.2%
	Victrex P.L.C.	401,577	12,958,085	0.7%
	Zotefoams P.L.C.	96,852	348,484	0.0%
Total Materials			142,886,611	7.1%

Telecommunication Services — (2.8%)
	Cable & Wireless Communications P.L.C.	12,247,104	9,413,839	0.5%
#*	Colt Group SA	1,540,335	3,192,829	0.2%
	Inmarsat P.L.C.	2,296,017	28,469,393	1.4%
	Kcom Group P.L.C.	3,110,404	4,327,760	0.2%
#	TalkTalk Telecom Group P.L.C.	2,703,937	12,726,269	0.6%
Total Telecommunication Services			58,130,090	2.9%

Utilities — (2.4%)
	Dee Valley Group P.L.C.	12,109	226,390	0.0%
	Drax Group P.L.C.	2,148,801	15,387,357	0.8%
	Pennon Group P.L.C.	2,061,341	29,449,719	1.5%
	Telecom Plus P.L.C.	192,909	3,779,186	0.2%
Total Utilities			48,842,652	2.5%
TOTAL COMMON STOCKS			1,996,021,931	99.6%
RIGHTS/WARRANTS — (0.1%)
*	RPC Group P.L.C. Rights 01/07/15	299,589	819,478	0.0%

SECURITIES LENDING COLLATERAL — (2.5%)
§@	DFA Short Term Investment Fund	4,463,467	$51,642,308	2.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,544,394,544)^			$2,048,483,717	102.2%
____________________

^       The cost for federal income tax purposes is $1,564,650,602.

The United Kingdom Small Company Series
continued

Summary of the Series' investments as of December 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,975,087	$525,621,743	—	$527,596,830
Consumer Staples	—	97,487,728	—	97,487,728
Energy	—	74,901,475	—	74,901,475
Financials	—	304,499,770	—	304,499,770
Health Care	—	80,511,220	—	80,511,220
Industrials	—	487,250,574	—	487,250,574
Information Technology	11,183,705	162,731,276	—	173,914,981
Materials	—	142,886,611	—	142,886,611
Telecommunication Services	—	58,130,090	—	58,130,090
Utilities	—	48,842,652	—	48,842,652
Rights/Warrants	—	819,478	—	819,478
Securities Lending Collateral	—	51,642,308	—	51,642,308
TOTAL	$13,158,792	$2,035,324,925	—	$2,048,483,717

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2014
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (89.3%)
AUSTRIA — (2.0%)
*	A-TEC Industries AG	21,828	$—	0.0%
	Agrana Beteiligungs AG	17,354	1,493,121	0.0%
#	AMAG Austria Metall AG	2,949	97,608	0.0%
	Atrium European Real Estate, Ltd.	614,001	3,038,773	0.1%
	Austria Technologie & Systemtechnik AG	115,674	1,244,282	0.0%
	BUWOG AG	768	15,182	0.0%
	CA Immobilien Anlagen AG	163,483	3,057,487	0.1%
#	Conwert Immobilien Invest SE	249,872	2,950,491	0.1%
	DO & CO AG	24,454	1,839,704	0.1%
	EVN AG	172,388	2,092,189	0.1%
#	Flughafen Wien AG	8,591	805,203	0.0%
	Frauenthal Holding AG	4,212	45,388	0.0%
*	IMMOFINANZ AG	15,360	38,684	0.0%
	Josef Manner & Co. AG	870	48,531	0.0%
*	Kapsch TrafficCom AG	26,900	568,304	0.0%
#	Lenzing AG	51,434	3,262,057	0.1%
#	Mayr Melnhof Karton AG	46,376	4,814,128	0.2%
	Oberbank AG	37,973	2,313,637	0.1%
	Oesterreichische Post AG	170,200	8,302,461	0.3%
	Palfinger AG	58,212	1,472,135	0.0%
*	PIAG Immobilien AG	849	6,935	0.0%
	POLYTEC Holding AG	83,703	626,150	0.0%
#	Porr AG	1,125	60,420	0.0%
	RHI AG	113,647	2,574,037	0.1%
	Rosenbauer International AG	17,685	1,523,802	0.1%
	S IMMO AG	305,520	2,279,227	0.1%
	Schoeller-Bleckmann Oilfield Equipment AG	53,891	3,912,801	0.1%
	Semperit AG Holding	55,075	2,675,241	0.1%
	Strabag SE	102,680	2,255,754	0.1%
	UNIQA Insurance Group AG	417,996	3,922,897	0.1%
	Wienerberger AG	570,796	7,850,416	0.3%
*	Wolford AG	11,252	277,449	0.0%
#	Zumtobel Group AG	165,178	3,714,295	0.1%
TOTAL AUSTRIA			69,178,789	2.3%

BELGIUM — (3.2%)
*	Ablynx NV	286,692	3,121,593	0.1%
	Ackermans & van Haaren NV	124,737	15,380,814	0.5%
*	AGFA-Gevaert NV	986,647	2,495,519	0.1%
#	Arseus NV	128,749	5,380,250	0.2%
#	Atenor Group	6,182	297,075	0.0%
	Banque Nationale de Belgique	985	3,984,390	0.1%
#	Barco NV	66,406	4,666,079	0.2%
	Cie d'Entreprises CFE	41,428	4,244,818	0.1%
	Cie Immobiliere de Belgique SA	14,639	761,123	0.0%
	Cie Maritime Belge SA	66,098	1,219,635	0.0%
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	307,485	0.0%
#	D'ieteren SA	129,060	4,575,760	0.2%
	Deceuninck NV	364,236	765,773	0.0%
#	Econocom Group SA	312,002	2,475,170	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
	Elia System Operator SA	145,133	$6,758,404	0.2%
*	Euronav NV	211,865	2,648,163	0.1%
#	EVS Broadcast Equipment SA	60,843	2,196,741	0.1%
	Exmar NV	180,372	2,242,287	0.1%
*	Floridienne SA	702	67,365	0.0%
	Gimv NV	14,723	677,374	0.0%
*	Hamon & CIE SA	4,508	55,537	0.0%
*	Ion Beam Applications	107,269	1,856,991	0.1%
	Jensen-Group NV	13,482	259,326	0.0%
	Kinepolis Group NV	97,910	3,959,744	0.1%
#	Lotus Bakeries	1,426	1,608,293	0.1%
#*	MDxHealth	157,374	833,678	0.0%
	Melexis NV	103,147	4,667,342	0.2%
*	Mobistar SA	127,074	3,012,893	0.1%
#	NV Bekaert SA	190,167	6,033,361	0.2%
#*	Nyrstar NV	1,669,179	5,914,310	0.2%
*	Option NV	131,335	46,910	0.0%
*	Picanol	29,777	952,953	0.0%
*	RealDolmen NV	120	14	0.0%
*	RealDolmen NV/SA	8,137	164,694	0.0%
	Recticel SA	114,763	713,710	0.0%
*	Rentabiliweb Group	18,045	144,877	0.0%
#	Resilux	4,952	639,149	0.0%
#*	RHJ International SA	240,817	1,344,484	0.0%
*	Roularta Media Group NV	10,263	151,928	0.0%
*	Sapec	1,949	72,769	0.0%
	Sioen Industries NV	52,140	710,729	0.0%
	Sipef SA	30,617	1,765,154	0.1%
	TER Beke SA	2,260	173,480	0.0%
#*	Tessenderlo Chemie NV	187,888	4,743,804	0.2%
#*	ThromboGenics NV	164,549	1,298,945	0.0%
	Van de Velde NV	37,238	1,755,629	0.1%
*	Viohalco SA	603,593	1,405,348	0.0%
TOTAL BELGIUM			108,551,870	3.5%

DENMARK — (4.3%)
	ALK-Abello A.S.	30,695	3,213,071	0.1%
*	Alm Brand A.S.	484,611	2,559,959	0.1%
#	Ambu A.S. Class B	120,928	2,920,266	0.1%
	Arkil Holding A.S. Class B	504	68,527	0.0%
*	Atlantic Petroleum P/F	4,328	29,432	0.0%
*	Auriga Industries A.S. Class B	96,829	4,818,385	0.2%
#*	Bang & Olufsen A.S.	173,002	1,007,770	0.0%
	BankNordik P/F	1,753	29,764	0.0%
*	Bavarian Nordic A.S.	139,034	4,401,251	0.1%
*	BoConcept Holding A.S. Class B	3,509	39,620	0.0%
	Brodrene Hartmann A.S.	13,977	392,918	0.0%
#	D/S Norden A.S.	110,869	2,352,372	0.1%
	Dfds A.S.	23,189	2,213,187	0.1%
	Djurslands Bank A.S.	8,970	287,195	0.0%
	East Asiatic Co., Ltd. A.S.	58,916	499,330	0.0%
	FE Bording A.S.	426	64,144	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
#	FLSmidth & Co. A.S.	255,518	$11,202,229	0.4%
	Fluegger A.S. Class B	4,198	254,374	0.0%
*	Genmab A.S.	202,319	11,734,589	0.4%
	GN Store Nord A.S.	829,501	18,122,779	0.6%
*	GPV Industri A.S. Series B	2,200	—	0.0%
*	Greentech Energy Systems A.S.	12,775	14,954	0.0%
	Gronlandsbanken A.S.	1,125	111,035	0.0%
	H Lundbeck A.S.	76,174	1,512,006	0.1%
*	H+H International A.S. Class B	32,853	187,419	0.0%
	Harboes Bryggeri A.S. Class B	13,115	176,410	0.0%
	IC Group A.S.	36,875	852,665	0.0%
	Jeudan A.S.	4,800	428,522	0.0%
*	Jyske Bank A.S.	182,189	9,208,987	0.3%
	Lan & Spar Bank	5,150	345,277	0.0%
	NKT Holding A.S.	110,421	5,914,053	0.2%
	Nordjyske Bank A.S.	17,600	301,583	0.0%
	Norresundby Bank A.S.	7,350	496,834	0.0%
	Pandora A.S.	726	58,847	0.0%
*	Parken Sport & Entertainment A.S.	33,556	294,836	0.0%
	PER Aarsleff A.S. Class B	9,490	1,766,559	0.1%
	Ringkjoebing Landbobank A.S.	20,941	3,906,322	0.1%
	Roblon A.S. Class B	2,700	123,778	0.0%
	Rockwool International A.S. Class B	30,614	3,440,744	0.1%
*	Royal Unibrew A.S.	46,556	8,161,412	0.3%
	RTX A.S.	6,100	56,452	0.0%
	Schouw & Co.	74,017	3,477,281	0.1%
	SimCorp A.S.	200,579	5,295,813	0.2%
	Solar A.S. Class B	27,205	1,275,557	0.0%
	Spar Nord Bank A.S.	352,611	3,295,937	0.1%
*	Sydbank A.S.	317,330	9,762,264	0.3%
	Tivoli A.S.	969	478,415	0.0%
*	TK Development A.S.	374,839	484,808	0.0%
*	Topdanmark A.S.	507,925	16,485,505	0.5%
*	Topsil Semiconductor Matls	886,257	59,271	0.0%
#	United International Enterprises	10,565	1,641,812	0.1%
*	Vestas Wind Systems A.S.	51,964	1,887,161	0.1%
#*	Vestjysk Bank A.S.	53,413	79,241	0.0%
*	Zealand Pharma A.S.	51,244	690,320	0.0%
TOTAL DENMARK			148,483,242	4.8%

FINLAND — (6.1%)
	Afarak Group Oyj	102,089	39,525	0.0%
	Ahlstrom Oyj	48,381	407,844	0.0%
	Aktia Bank Oyj	49,930	588,800	0.0%
	Alma Media Oyj	277,852	907,718	0.0%
	Amer Sports Oyj	566,687	10,967,771	0.4%
	Apetit Oyj	19,402	319,066	0.0%
#	Aspo Oyj	83,365	574,838	0.0%
	Atria Oyj	37,273	298,642	0.0%
	Bank of Aland P.L.C. Class B	22,078	289,751	0.0%
	BasWare Oyj	42,915	2,126,352	0.1%
*	Biotie Therapies Oyj	955,389	221,426	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
#	Cargotec Oyj	167,673	$5,146,627	0.2%
#	Caverion Corp.	486,401	3,899,201	0.1%
	Citycon Oyj	1,345,638	4,150,394	0.1%
	Comptel Oyj	337,600	397,699	0.0%
#	Cramo Oyj	148,755	2,163,385	0.1%
	Digia Oyj	48,912	156,953	0.0%
	Elektrobit Oyj	265,750	1,075,460	0.0%
	Elisa Oyj	702,558	19,176,336	0.6%
	F-Secure Oyj	471,472	1,281,173	0.1%
*	Finnair Oyj	427,233	1,279,668	0.1%
*	Finnlines Oyj	124,906	2,440,471	0.1%
#	Fiskars Oyj Abp	196,766	4,268,959	0.1%
*	GeoSentric Oyj	244,900	—	0.0%
	HKScan Oyj Class A	127,827	504,803	0.0%
	Huhtamaki Oyj	452,365	11,901,256	0.4%
	Ilkka-Yhtyma Oyj	61,503	141,172	0.0%
#	Kemira Oyj	472,368	5,621,059	0.2%
	Kesko Oyj Class B	315,046	11,457,770	0.4%
#	Konecranes Oyj	245,559	7,021,802	0.2%
#	Lassila & Tikanoja Oyj	160,510	2,936,702	0.1%
*	Lemminkainen Oyj	31,119	357,416	0.0%
	Metsa Board Oyj	1,549,706	8,343,742	0.3%
	Metso Oyj	450,551	13,489,353	0.4%
#	Munksjo Oyj	24,345	261,925	0.0%
	Neste Oil Oyj	609,759	14,852,247	0.5%
#	Nokian Renkaat Oyj	262,600	6,405,742	0.2%
*	Okmetic Oyj	61,386	359,045	0.0%
	Olvi Oyj Class A	70,665	1,800,359	0.1%
*	Oriola-KD Oyj Class A	5,045	21,186	0.0%
*	Oriola-KD Oyj Class B	507,715	2,115,717	0.1%
	Orion Oyj Class A	130,940	3,967,863	0.1%
	Orion Oyj Class B	401,178	12,476,829	0.4%
#*	Outokumpu Oyj	841,911	4,818,361	0.2%
#	Outotec Oyj	697,608	3,651,522	0.1%
#	PKC Group Oyj	109,715	2,356,189	0.1%
	Ponsse Oy	31,710	457,417	0.0%
#*	Poyry Oyj	194,637	626,808	0.0%
	Raisio Oyj Class V	541,284	2,748,003	0.1%
	Ramirent Oyj	324,161	2,512,747	0.1%
	Rapala VMC Oyj	113,258	640,417	0.0%
	Revenio Group Oyj	10,953	192,331	0.0%
	Saga Furs Oyj	11,324	301,732	0.0%
#	Sanoma Oyj	380,701	2,110,086	0.1%
	SRV Group Oyj	9,181	31,547	0.0%
	Stockmann Oyj Abp(5462371)	43,914	343,487	0.0%
#	Stockmann Oyj Abp(5462393)	139,051	1,068,730	0.0%
	Technopolis Oyj	431,926	1,935,331	0.1%
	Teleste Oyj	53,559	341,725	0.0%
	Tieto Oyj	305,721	7,922,746	0.3%
	Tikkurila Oyj	175,018	3,056,763	0.1%
	Uponor Oyj	249,785	3,463,684	0.1%
	Vaisala Oyj Class A	42,946	1,136,626	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	Viking Line Abp	10,366	$198,843	0.0%
#	YIT Oyj	500,865	2,592,021	0.1%
TOTAL FINLAND			208,721,163	6.8%

FRANCE — (11.0%)
	ABC Arbitrage	24,398	137,975	0.0%
	Actia Group	10,294	64,814	0.0%
#*	Air France-KLM	722,730	6,925,551	0.2%
#	Akka Technologies SA	38,218	1,335,616	0.1%
	Albioma SA	102,932	2,045,686	0.1%
	Altamir	81,618	1,018,786	0.0%
	Alten SA	103,787	4,425,511	0.2%
	Altran Technologies SA	728,897	6,896,890	0.2%
	April SA	76,998	1,153,473	0.0%
#*	Archos	111,720	313,694	0.0%
	Arkema SA	95,047	6,286,106	0.2%
	Assystem	65,144	1,372,587	0.1%
#	Aubay	15,189	187,089	0.0%
	Audika Groupe	22,298	302,694	0.0%
	Aurea SA	2,850	16,655	0.0%
	Axway Software SA	29,721	593,478	0.0%
	Bastide le Confort Medical	1,571	34,645	0.0%
#*	Beneteau SA	184,191	2,579,492	0.1%
#	Bigben Interactive	36,286	225,980	0.0%
	BioMerieux	56,628	5,871,989	0.2%
	Boiron SA	33,014	2,789,137	0.1%
	Bonduelle S.C.A.	77,754	1,883,148	0.1%
#	Bongrain SA	34,266	2,151,165	0.1%
	Burelle SA	3,866	2,794,110	0.1%
	Catering International Services	2,404	54,093	0.0%
#*	Cegedim SA	21,754	765,954	0.0%
	Cegid Group	24,759	902,491	0.0%
#*	CGG SA	455,425	2,683,976	0.1%
#*	Chargeurs SA	94,834	579,599	0.0%
*	Cie des Alpes	24,115	442,685	0.0%
	Cie Industrielle et Financiere D'Entreprises	410	28,235	0.0%
*	Club Mediterranee SA	107,104	3,247,473	0.1%
	Derichebourg SA	548,515	1,678,113	0.1%
#	Devoteam SA	27,431	501,212	0.0%
	Eiffage SA	105,215	5,334,367	0.2%
	Electricite de Strasbourg SA	21,886	2,862,796	0.1%
#*	Eramet	11,047	1,014,436	0.0%
#*	Esso SA Francaise	12,801	492,273	0.0%
*	Etablissements Maurel et Prom	429,214	4,011,375	0.1%
	Euler Hermes Group	49,555	5,131,474	0.2%
#*	Euro Disney SCA	68,806	245,838	0.0%
	Eurofins Scientific SE	45,631	11,647,404	0.4%
#	Exel Industries Class A	10,680	588,302	0.0%
	Faiveley Transport SA	35,342	2,043,947	0.1%
	Faurecia	285,223	10,587,013	0.4%
#	Fimalac	31,490	2,396,228	0.1%
	Fleury Michon SA	6,164	344,773	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
*	GameLoft SE	315,552	$1,275,624	0.1%
	Gaumont SA	13,980	681,699	0.0%
	GEA	2,433	245,559	0.0%
#*	GECI International	59,392	—	0.0%
	Gevelot SA	3,584	555,113	0.0%
	GL Events	48,302	916,330	0.0%
	Groupe Crit	24,255	1,091,480	0.0%
	Groupe Eurotunnel SA	183,908	2,374,283	0.1%
	Groupe Flo	35,997	108,904	0.0%
*	Groupe Fnac	20,234	1,009,031	0.0%
#	Groupe Gorge	16,780	364,232	0.0%
*	Groupe Open	27,590	318,955	0.0%
	Guerbet	29,932	1,233,469	0.0%
	Haulotte Group SA	65,672	990,222	0.0%
	Havas SA	1,325,494	10,823,515	0.4%
#*	Hi-Media SA	253,357	760,218	0.0%
#	Ingenico	171,744	18,091,233	0.6%
#	Interparfums SA	41,409	1,123,637	0.0%
	Ipsen SA	161,393	8,353,933	0.3%
	IPSOS	159,746	4,574,146	0.2%
	Jacquet Metal Service	65,014	1,220,050	0.0%
	Korian-Medica	167,561	6,121,829	0.2%
	Lagardere SCA	630,688	16,424,358	0.5%
#	Lanson-BCC	9,093	351,655	0.0%
	Laurent-Perrier	12,792	1,024,985	0.0%
*	Le Noble Age	6,871	169,178	0.0%
	Lectra	100,214	1,106,220	0.0%
	Linedata Services	1,714	46,508	0.0%
	LISI	89,646	2,328,951	0.1%
	Maisons France Confort SA	15,817	559,223	0.0%
*	Manitou BF SA	49,287	726,233	0.0%
	Manutan International	14,553	722,640	0.0%
	Mersen	72,883	1,772,113	0.1%
#*	METabolic EXplorer SA	129,858	774,306	0.0%
	Metropole Television SA	262,038	4,939,302	0.2%
	MGI Coutier	44,418	621,930	0.0%
	Montupet	35,517	2,840,812	0.1%
	Mr Bricolage	30,731	533,366	0.0%
#	Naturex	30,626	1,852,923	0.1%
#	Neopost SA	179,534	10,187,689	0.3%
#*	Nexans SA	139,042	4,254,913	0.1%
	Nexity SA	122,893	4,658,885	0.2%
	NextRadioTV	16,527	531,487	0.0%
	Norbert Dentressangle SA	20,989	3,093,719	0.1%
#*	NRJ Group	72,524	577,079	0.0%
	Oeneo SA	12,922	75,262	0.0%
#*	Onxeo	50,618	316,700	0.0%
#*	Orco Property Group SA	167,788	71,935	0.0%
	Orpea	168,372	10,538,892	0.4%
#	Paris Orleans SA	3,127	67,460	0.0%
*	Parrot SA	43,199	1,107,487	0.0%
#*	Pierre & Vacances SA	26,355	708,969	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Plastic Omnium SA	324,906	$8,817,251	0.3%
	PSB Industries SA	8,438	398,735	0.0%
	Rallye SA	109,998	3,855,328	0.1%
#*	Recylex SA	83,164	185,696	0.0%
	Robertet SA	3,167	614,043	0.0%
#	Rubis SCA	181,762	10,372,742	0.3%
	Saft Groupe SA	153,193	4,646,673	0.2%
	Samse SA	8,342	1,040,029	0.0%
	Sartorius Stedim Biotech	11,874	2,313,450	0.1%
	SEB SA	106,368	7,901,913	0.3%
	Seche Environnement SA	9,167	220,525	0.0%
*	Securidev SA	2,500	104,116	0.0%
#*	Sequana SA	88,039	279,972	0.0%
	Societe d'Edition de Canal +	275,607	1,945,053	0.1%
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	2,183,566	0.1%
#	Societe Internationale de Plantations d'Heveas SA	7,778	309,102	0.0%
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	126,749	0.0%
	Societe pour l'Informatique Industrielle	40,908	301,679	0.0%
	Societe Television Francaise 1	618,548	9,509,166	0.3%
#*	SOITEC	1,185,978	1,434,715	0.1%
*	Solocal Group	3,535,700	2,479,365	0.1%
#	Somfy SA	21,738	5,466,700	0.2%
	Sopra Group SA	57,580	4,399,385	0.2%
*	Spir Communication SA	4,687	61,398	0.0%
	Stallergenes SA	3,307	197,972	0.0%
#*	Ste Industrielle d'Aviation Latecoere SA	37,780	395,989	0.0%
#	Stef SA	29,121	1,584,303	0.1%
*	Store Electronic	12,202	203,547	0.0%
	Sword Group	30,562	644,671	0.0%
	Synergie SA	72,705	1,634,594	0.1%
*	Technicolor SA	1,334,256	7,447,867	0.3%
	Teleperformance	310,372	21,127,050	0.7%
	Tessi SA	7,038	779,188	0.0%
	TFF Group	5,013	385,092	0.0%
#*	Theolia SA	281,335	181,900	0.0%
	Thermador Groupe	11,363	973,931	0.0%
	Total Gabon	1,324	474,117	0.0%
	Touax SA	4,773	84,740	0.0%
	Trigano SA	44,946	1,205,810	0.0%
*	UBISOFT Entertainment	503,184	9,173,273	0.3%
#	Union Financiere de France BQE SA	16,679	423,636	0.0%
	Vallourec SA	114,349	3,099,046	0.1%
#*	Valneva SE	151,944	773,519	0.0%
	Vetoquinol SA	12,574	545,784	0.0%
	Vicat	61,417	4,409,484	0.2%
	VIEL & Cie SA	158,130	351,005	0.0%
#	Vilmorin & Cie SA	23,416	2,391,772	0.1%
	Virbac SA	18,803	3,946,857	0.1%
	VM Materiaux SA	6,914	187,078	0.0%
	Vranken-Pommery Monopole SA	18,881	538,762	0.0%
TOTAL FRANCE			376,337,308	12.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (13.7%)
*	AAP Implantate AG	1,361	$3,862	0.0%
	Aareal Bank AG	423,110	16,900,619	0.6%
	Adler Modemaerkte AG	43,274	698,160	0.0%
*	ADVA Optical Networking SE	189,709	684,694	0.0%
#*	Air Berlin P.L.C.	167,708	227,780	0.0%
#*	Aixtron SE	409,853	4,607,186	0.2%
*	Aligna AG	318,087	—	0.0%
	All for One Steeb AG	252	10,085	0.0%
#	Allgeier SE	26,582	452,175	0.0%
	Amadeus Fire AG	25,995	1,959,465	0.1%
*	Analytik Jena AG	5,992	101,882	0.0%
*	AS Creation Tapeten	7,109	224,814	0.0%
	Aurubis AG	166,425	9,303,184	0.3%
#	Balda AG	127,634	465,387	0.0%
	Basler AG	1,972	91,564	0.0%
#*	Bauer AG	49,656	799,110	0.0%
	BayWa AG(5838057)	60,753	2,239,248	0.1%
	BayWa AG(5838068)	124	5,417	0.0%
	Bechtle AG	75,407	5,977,015	0.2%
	Bertrandt AG	24,357	3,361,292	0.1%
#	Bijou Brigitte AG	19,384	1,186,739	0.0%
	Bilfinger SE	75,691	4,231,049	0.1%
#	Biotest AG	20,784	2,236,877	0.1%
*	BKN International AG	33,408	—	0.0%
	Borussia Dortmund GmbH & Co. KGaA	410,945	1,900,899	0.1%
#	CANCOM SE	77,099	3,252,070	0.1%
	Carl Zeiss Meditec AG	116,969	2,972,321	0.1%
#	CAT Oil AG	111,403	1,969,414	0.1%
	Celesio AG	212,397	6,845,696	0.2%
	CENIT AG	37,908	536,681	0.0%
	CENTROTEC Sustainable AG	43,285	743,550	0.0%
	Cewe Stiftung & Co. KGAA	28,461	1,774,068	0.1%
	Comdirect Bank AG	179,407	1,804,978	0.1%
	CompuGroup Medical AG	72,625	1,750,833	0.1%
*	Constantin Medien AG	351,622	549,878	0.0%
	CropEnergies AG	111,540	391,533	0.0%
	CTS Eventim AG & Co., KGaA	212,200	6,251,781	0.2%
	Data Modul AG	11,455	279,508	0.0%
#	DEAG Deutsche Entertainment AG	7,319	60,873	0.0%
#	Delticom AG	25,992	595,749	0.0%
*	Deufol SE	21,324	19,514	0.0%
#	Deutsche Beteiligungs AG	29,148	891,844	0.0%
	Deutsche Wohnen AG	847,394	19,989,777	0.7%
	Deutz AG	440,031	2,106,546	0.1%
*	Dialog Semiconductor P.L.C.	315,500	11,015,900	0.4%
	DIC Asset AG	13,115	116,972	0.0%
	DMG Mori Seiki AG	308,295	8,669,482	0.3%
	Dr Hoenle AG	21,610	440,336	0.0%
	Draegerwerk AG & Co. KGaA	6,384	493,818	0.0%
#	Drillisch AG	228,312	8,114,971	0.3%
	Duerr AG	123,784	10,878,144	0.4%
	Eckert & Ziegler AG	17,884	410,061	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Elmos Semiconductor AG	49,157	$954,491	0.0%
	ElringKlinger AG	151,212	5,228,244	0.2%
	Erlus AG	2,970	173,687	0.0%
#*	Euromicron AG	33,718	462,325	0.0%
#*	Evotec AG	1,140,613	5,006,093	0.2%
	Fielmann AG	55,725	3,805,707	0.1%
#*	First Sensor AG	19,888	234,324	0.0%
	Francotyp-Postalia Holding AG Class A	53,729	255,963	0.0%
	Freenet AG	631,511	17,955,290	0.6%
	Fuchs Petrolub SE	163,552	6,205,408	0.2%
*	GAGFAH SA	281,532	6,287,274	0.2%
	Gerresheimer AG	154,331	8,406,833	0.3%
	Gerry Weber International AG	109,422	4,487,340	0.2%
	Gesco AG	14,980	1,265,691	0.0%
	GFK SE	72,900	3,005,896	0.1%
	GFT Technologies AG	81,255	1,205,238	0.0%
	Grammer AG	62,474	2,468,277	0.1%
	Grenkeleasing AG	32,703	3,510,102	0.1%
*	H&R AG	50,783	462,795	0.0%
#	Hamburger Hafen und Logistik AG	87,488	1,818,103	0.1%
*	Hansa Group AG	115,149	19,646	0.0%
#	Hawesko Holding AG	20,532	1,033,391	0.0%
#*	Heidelberger Druckmaschinen AG	1,325,208	3,285,338	0.1%
	Highlight Communications AG	98,062	398,005	0.0%
	Homag Group AG	28,046	1,014,107	0.0%
	Hornbach Baumarkt AG	1,879	68,319	0.0%
	Indus Holding AG	112,136	5,133,745	0.2%
#	Init Innovation In Traffic Systems AG	19,649	484,917	0.0%
#*	Intershop Communications AG	62,598	79,692	0.0%
	Isra Vision AG	15,171	845,541	0.0%
	Jenoptik AG	223,167	2,785,180	0.1%
*	Joyou AG	18,024	255,429	0.0%
*	Kampa AG	7,101	180	0.0%
*	Kloeckner & Co. SE	520,355	5,571,360	0.2%
*	Koenig & Bauer AG	27,098	326,088	0.0%
*	Kontron AG	247,150	1,491,097	0.1%
	Krones AG	72,618	7,061,241	0.2%
	KSB AG	3,584	1,810,416	0.1%
#	KUKA AG	137,507	9,726,176	0.3%
#	KWS Saat AG	16,490	5,385,214	0.2%
	Lanxess AG	60,687	2,810,551	0.1%
	Leifheit AG	12,500	698,999	0.0%
	Leoni AG	160,708	9,492,816	0.3%
#	LPKF Laser & Electronics AG	116,440	1,506,968	0.1%
#*	Manz AG	14,219	948,092	0.0%
*	MasterFlex SE	19,347	162,989	0.0%
*	Mediclin AG	119,554	508,547	0.0%
*	Medigene AG	30,647	136,998	0.0%
	MLP AG	219,096	969,519	0.0%
#	Mobotix AG	13,963	201,904	0.0%
*	Morphosys AG	1,746	162,652	0.0%
	MTU Aero Engines AG	248,035	21,555,632	0.7%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Muehlbauer Holding AG	14,905	$313,627	0.0%
	MVV Energie AG	104,493	3,005,086	0.1%
	Nemetschek AG	25,985	2,617,453	0.1%
	Nexus AG	42,453	614,953	0.0%
*	Nordex SE	301,573	5,380,337	0.2%
	Norma Group SE	155,621	7,427,934	0.2%
	OHB AG	35,659	844,770	0.0%
*	Osram Licht AG	146,342	5,745,371	0.2%
*	Patrizia Immobilien AG	190,180	2,792,637	0.1%
#	Pfeiffer Vacuum Technology AG	49,303	4,083,775	0.1%
#	PNE Wind AG	380,000	996,142	0.0%
	Progress-Werk Oberkirch AG	7,828	330,154	0.0%
#*	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	28,155	403,751	0.0%
#	Puma SE	9,114	1,892,345	0.1%
*	PVA TePla AG	46,019	90,643	0.0%
*	QIAGEN NV	223,848	5,214,106	0.2%
#	QSC AG	484,191	1,009,067	0.0%
#	R Stahl AG	15,459	740,966	0.0%
	Rational AG	12,336	3,865,296	0.1%
	Rheinmetall AG	195,657	8,518,726	0.3%
	Rhoen Klinikum AG	262,146	7,347,087	0.2%
#	RIB Software AG	79,686	1,045,767	0.0%
	SAF-Holland SA	238,735	3,188,607	0.1%
	Salzgitter AG	192,504	5,386,869	0.2%
#	Schaltbau Holding AG	25,809	1,313,110	0.1%
#	Schloss Wachenheim AG	7,479	112,681	0.0%
*	SER Systems AG	9,400	—	0.0%
#*	SGL Carbon SE	293,612	4,855,376	0.2%
	SHW AG	24,598	1,084,421	0.0%
#*	Singulus Technologies AG	241,327	198,682	0.0%
	Sinner AG	1,089	16,647	0.0%
	Sixt SE	81,198	3,159,683	0.1%
#*	SKW Stahl-Metallurgie Holding AG	28,224	128,874	0.0%
#*	SMA Solar Technology AG	54,199	980,969	0.0%
#	SMT Scharf AG	18,717	312,589	0.0%
#	Softing AG	22,308	394,889	0.0%
	Software AG	318,618	7,742,712	0.3%
#*	Solarworld AG	774	12,142	0.0%
	Stada Arzneimittel AG	298,237	9,049,325	0.3%
	STRATEC Biomedical AG	20,248	1,120,489	0.0%
	Stroeer Media S.E.	114,489	3,396,087	0.1%
#	Suedzucker AG	282,165	4,056,916	0.1%
#	Surteco SE	3,550	103,183	0.0%
#*	Suss Microtec AG	92,598	522,525	0.0%
	Symrise AG	114,117	6,874,988	0.2%
	Syzygy AG	30,656	233,665	0.0%
#	TAG Immobilien AG	455,809	5,293,108	0.2%
	Takkt AG	138,862	2,271,861	0.1%
	Technotrans AG	29,535	331,169	0.0%
	Telegate AG	4,792	19,136	0.0%
*	Tom Tailor Holding AG	93,383	1,349,644	0.1%
#	Tomorrow Focus AG	118,269	541,232	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
*	TUI AG	883,403	$14,647,056	0.5%
	UMS United Medical Systems International AG	3,304	40,719	0.0%
	USU Software AG	3,377	55,276	0.0%
*	VBH Holding AG	9,415	22,483	0.0%
*	VERBIO Vereinigte BioEnergie AG	796	1,073	0.0%
#	Vossloh AG	39,352	2,543,802	0.1%
	VTG AG	50,521	1,123,307	0.0%
	Wacker Chemie AG	627	68,779	0.0%
	Wacker Neuson SE	94,675	1,923,547	0.1%
	Washtec AG	5,625	88,547	0.0%
#	Wincor Nixdorf AG	143,454	6,927,698	0.2%
	XING AG	11,211	1,253,213	0.0%
#	Zeal Network SE	30,567	1,448,879	0.1%
TOTAL GERMANY			468,200,582	15.2%

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	—	0.0%
*	Alysida SA	2,376	—	0.0%
*	Atlantic Supermarkets SA	34,730	—	0.0%
*	Babis Vovos International Construction SA	21,073	—	0.0%
*	Balafas SA	15,200	—	0.0%
*	Bank of Cyprus Pcl	—	—	0.0%
*	Elektroniki Athinon SA	7,497	816	0.0%
*	Etma Rayon SA	11,242	—	0.0%
*	Informatics SA	3,778	—	0.0%
*	Ipirotiki Software & Publications SA	22,110	—	0.0%
*	Lan-Net SA	12,688	—	0.0%
*	Neorion Holdings SA	14,991	—	0.0%
*	Promota Hellas SA	8,860	—	0.0%
*	T Bank SA	228,007	—	0.0%
*	Themeliodomi SA	37,422	—	0.0%
TOTAL GREECE			816	0.0%

IRELAND — (2.1%)
	Aer Lingus Group P.L.C.	752,359	2,006,517	0.1%
	C&C Group P.L.C.(B010DT8)	399,607	1,747,442	0.1%
	C&C Group P.L.C.(B011Y09)	1,096,205	4,793,916	0.2%
	Dragon Oil P.L.C.	953,523	7,810,621	0.3%
	FBD Holdings P.L.C.	125,728	1,802,568	0.1%
	Fyffes P.L.C.	95,091	116,879	0.0%
	Glanbia P.L.C.(4058629)	86,722	1,330,305	0.0%
	Glanbia P.L.C.(0066950)	700,613	10,659,495	0.3%
	IFG Group P.L.C.	312,257	578,138	0.0%
*	Independent News & Media P.L.C.	806,194	131,440	0.0%
	Irish Continental Group P.L.C.(BLP5857)	374,158	1,471,668	0.0%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	899,157	0.0%
*	Kenmare Resources P.L.C.	4,546,361	220,570	0.0%
	Kingspan Group P.L.C.	600,070	10,404,732	0.3%
	Paddy Power P.L.C.(0258810)	175,221	14,429,564	0.5%
	Paddy Power P.L.C.(4828974)	12,708	1,058,088	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
IRELAND — (Continued)
	Smurfit Kappa Group P.L.C.	564,905	$12,703,817	0.4%
TOTAL IRELAND			72,164,917	2.3%

ISRAEL — (2.2%)
#*	Africa Israel Investments, Ltd.	624,375	564,808	0.0%
	Africa Israel Properties, Ltd.	64,694	856,817	0.0%
	Africa Israel Residences, Ltd.	594	7,243	0.0%
*	Airport City, Ltd.	160,481	1,399,880	0.1%
#*	AL-ROV Israel, Ltd.	18,725	474,613	0.0%
	Albaad Massuot Yitzhak, Ltd.	370	5,604	0.0%
*	Allot Communications, Ltd.	88,506	790,485	0.0%
#*	Alon Blue Square Israel, Ltd.	76,012	203,777	0.0%
#*	Alrov Properties and Lodgings, Ltd.	12,098	219,819	0.0%
	Amot Investments, Ltd.	400,839	1,195,258	0.0%
	Arad, Ltd.	1,053	8,570	0.0%
#*	AudioCodes, Ltd.	169,225	733,202	0.0%
#	Avgol Industries 1953, Ltd.	420,938	348,533	0.0%
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	260,308	0.0%
	Bayside Land Corp.	2,774	727,035	0.0%
	Big Shopping Centers, Ltd.	9,475	386,263	0.0%
*	BioLine RX, Ltd.	596,298	97,302	0.0%
	Blue Square Real Estate, Ltd.	5,096	153,820	0.0%
*	Brack Capital Properties NV	819	44,335	0.0%
#*	Brainsway, Ltd.	40,895	345,218	0.0%
#*	Cellcom Israel, Ltd.	248,839	2,156,472	0.1%
*	Ceragon Networks, Ltd.	95,438	89,810	0.0%
#*	Clal Biotechnology Industries, Ltd.	174,162	110,017	0.0%
*	Clal Insurance Enterprises Holdings, Ltd.	91,420	1,302,649	0.1%
*	Cohen Development & Industrial Buildings, Ltd.	2,564	54,988	0.0%
*	Compugen, Ltd.	161,952	1,318,695	0.1%
	Delek Automotive Systems, Ltd.	151,345	1,344,846	0.1%
	Delta-Galil Industries, Ltd.	47,407	1,279,777	0.1%
	Direct Insurance Financial Investments, Ltd.	58,883	299,775	0.0%
*	El Al Israel Airlines	77,144	14,730	0.0%
	Elbit Systems, Ltd.	65,899	4,016,437	0.1%
	Electra, Ltd.	8,082	890,995	0.0%
#	Elron Electronic Industries, Ltd.	62,094	253,244	0.0%
*	Equital, Ltd.	7,312	102,478	0.0%
#*	Evogene, Ltd.	67,301	618,882	0.0%
*	EZchip Semiconductor, Ltd.	140,069	2,685,351	0.1%
	First International Bank Of Israel, Ltd.	98,118	1,252,558	0.0%
	FMS Enterprises Migun, Ltd.	10,227	155,218	0.0%
#	Formula Systems 1985, Ltd.	38,789	855,532	0.0%
	Fox Wizel, Ltd.	17,805	419,710	0.0%
	Frutarom Industries, Ltd.	174,875	5,397,078	0.2%
#*	Gilat Satellite Networks, Ltd.	26,395	126,185	0.0%
	Golf & Co., Ltd.	74,605	173,125	0.0%
#*	Hadera Paper, Ltd.	10,176	179,599	0.0%
	Harel Insurance Investments & Financial Services, Ltd.	476,409	2,153,668	0.1%
#	Industrial Buildings Corp., Ltd.	368,990	333,426	0.0%
*	Israel Discount Bank, Ltd. Class A	2,562,206	4,090,694	0.1%
	Israel Land Development Co., Ltd. (The)	22,310	71,778	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
	Ituran Location and Control, Ltd.	87,477	$1,921,581	0.1%
*	Jerusalem Oil Exploration	43,411	1,334,871	0.1%
#*	Kamada, Ltd.	123,192	452,003	0.0%
	Kerur Holdings, Ltd.	2,133	32,859	0.0%
	Maabarot Products, Ltd.	21,999	226,539	0.0%
	Magic Software Enterprises, Ltd.	87,066	518,326	0.0%
	Matrix IT, Ltd.	182,457	816,008	0.0%
	Maytronics, Ltd.	6,672	14,026	0.0%
#*	Mazor Robotics, Ltd.	161,210	987,364	0.0%
	Meitav DS Investments, Ltd.	38,130	107,953	0.0%
	Melisron, Ltd.	52,829	1,461,083	0.1%
	Menorah Mivtachim Holdings, Ltd.	120,564	1,046,096	0.0%
	Migdal Insurance & Financial Holding, Ltd.	1,213,664	1,445,182	0.1%
#*	Mivtach Shamir Holdings, Ltd.	23,312	548,076	0.0%
*	Naphtha Israel Petroleum Corp., Ltd.	163,755	805,732	0.0%
	Neto ME Holdings, Ltd.	5,411	257,727	0.0%
*	Nitsba Holdings 1995, Ltd.	134,048	1,772,977	0.1%
*	Nova Measuring Instruments, Ltd.	114,846	1,159,880	0.0%
#*	Oil Refineries, Ltd.	4,941,609	1,303,993	0.1%
	Ormat Industries	293,852	2,014,034	0.1%
	Osem Investments, Ltd.	56,608	1,004,244	0.0%
#*	Partner Communications Co., Ltd.	392,298	2,031,235	0.1%
	Paz Oil Co., Ltd.	20,326	2,630,083	0.1%
*	Perion Network, Ltd.	16,455	70,667	0.0%
	Phoenix Holdings, Ltd. (The)	279,438	737,193	0.0%
	Plasson Industries, Ltd.	13,941	458,177	0.0%
#	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	33,735	1,237,968	0.0%
*	Sapiens International Corp. NV	74,668	536,275	0.0%
	Shikun & Binui, Ltd.	960,439	2,024,375	0.1%
#	Shufersal, Ltd.	381,641	812,909	0.0%
*	Space Communication, Ltd.	17,611	203,769	0.0%
	Strauss Group, Ltd.	115,407	1,735,874	0.1%
*	Summit Real Estate Holdings, Ltd.	6,712	22,278	0.0%
#*	Tower Semiconductor, Ltd.	161,565	2,096,757	0.1%
*	Union Bank of Israel	130,630	431,844	0.0%
TOTAL ISRAEL			74,830,565	2.4%

ITALY — (8.6%)
#*	A.S. Roma SpA	335,418	224,187	0.0%
	A2A SpA	5,746,801	5,823,155	0.2%
	ACEA SpA	280,731	3,032,210	0.1%
#*	Aeffe SpA	173,426	455,622	0.0%
	Aeroporto di Venezia Marco Polo SpA - SAVE	75,847	1,208,161	0.0%
#	Alerion Cleanpower SpA	114,476	387,188	0.0%
	Amplifon SpA	386,643	2,284,344	0.1%
	Ansaldo STS SpA	567,271	5,710,178	0.2%
#*	Arnoldo Mondadori Editore SpA	521,400	550,736	0.0%
	Ascopiave SpA	363,269	797,947	0.0%
#	Astaldi SpA	258,925	1,493,396	0.1%
	Atlantia SpA	11,745	272,987	0.0%
*	Autogrill SpA	557,135	4,201,626	0.1%
	Azimut Holding SpA	526,953	11,447,734	0.4%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
#*	Banca Carige SpA	14,916,408	$977,151	0.0%
	Banca Finnat Euramerica SpA	637,043	310,117	0.0%
	Banca Generali SpA	251,146	6,985,173	0.2%
	Banca IFIS SpA	102,347	1,683,787	0.1%
*	Banca Monte dei Paschi di Siena SpA	3,737,938	2,129,395	0.1%
*	Banca Popolare dell'Emilia Romagna SC	2,512,117	16,469,372	0.5%
#*	Banca Popolare dell'Etruria e del Lazio SC	1,093,905	513,008	0.0%
*	Banca Popolare di Milano Scarl	21,850,238	14,233,965	0.5%
	Banca Popolare di Sondrio SCARL	1,778,650	6,614,474	0.2%
#	Banca Profilo SpA	1,053,088	390,071	0.0%
	Banco di Desio e della Brianza SpA	232,296	604,975	0.0%
*	Banco Popolare SC	127,904	1,538,904	0.1%
*	BasicNet SpA	144,739	403,919	0.0%
#*	Beghelli SpA	403,187	193,251	0.0%
	Biesse SpA	54,004	606,250	0.0%
	Brembo SpA	162,145	5,434,562	0.2%
*	Brioschi Sviluppo Immobiliare SpA	174,780	19,381	0.0%
#	Brunello Cucinelli SpA	76,645	1,711,958	0.1%
#	Buzzi Unicem SpA	365,007	4,619,931	0.2%
	Cairo Communication SpA	119,785	702,319	0.0%
*	Caltagirone Editore SpA	6,277	6,236	0.0%
#*	Carraro SpA	113,633	257,951	0.0%
	Cembre SpA	40,330	497,551	0.0%
	Cementir Holding SpA	336,239	2,032,288	0.1%
*	CIR-Compagnie Industriali Riunite SpA	1,837,842	1,916,925	0.1%
	Credito Emiliano SpA	395,696	2,985,054	0.1%
#*	Credito Valtellinese SC	4,865,429	4,622,868	0.2%
#	d'Amico International Shipping SA	491,250	272,631	0.0%
	Danieli & C Officine Meccaniche SpA	62,778	1,557,012	0.1%
	Datalogic SpA	104,696	1,123,245	0.0%
#	Davide Campari-Milano SpA	1,406,591	8,779,816	0.3%
	De' Longhi	275,556	4,975,967	0.2%
*	DeA Capital SpA	241,155	472,257	0.0%
*	Delclima	238,104	570,129	0.0%
	DiaSorin SpA	100,481	4,048,205	0.1%
*	Ei Towers SpA	57,286	2,869,864	0.1%
	El.En. SpA	6,029	193,387	0.0%
	Elica SpA	4,665	9,413	0.0%
	Engineering SpA	22,417	1,007,110	0.0%
	ERG SpA	259,520	2,906,580	0.1%
	Esprinet SpA	150,424	1,035,186	0.0%
*	Eurotech SpA	122,818	238,760	0.0%
	Falck Renewables SpA	518,528	577,469	0.0%
*	Finmeccanica SpA	1,840,364	17,105,866	0.6%
	FNM SpA	571,781	382,585	0.0%
	Gas Plus SpA	14,596	61,427	0.0%
#*	Geox SpA	390,641	1,264,926	0.0%
#*	Gruppo Editoriale L'Espresso SpA	670,242	766,727	0.0%
	Gruppo MutuiOnline SpA	51,809	297,659	0.0%
	GTECH SpA	307,534	6,866,875	0.2%
	Hera SpA	2,996,036	7,054,956	0.2%
*	IMMSI SpA	743,533	483,533	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Industria Macchine Automatiche SpA	58,626	$2,562,037	0.1%
*	Intek Group SpA	1,654,192	650,734	0.0%
	Interpump Group SpA	329,577	4,624,419	0.2%
	Iren SpA	2,305,956	2,521,715	0.1%
#	Italcementi SpA	719,959	4,288,981	0.1%
	Italmobiliare SpA	46,873	1,064,622	0.0%
#*	Juventus Football Club SpA	1,920,486	505,347	0.0%
	La Doria SpA	25,763	251,760	0.0%
#*	Landi Renzo SpA	203,171	242,711	0.0%
#*	Maire Tecnimont SpA	512,867	1,105,657	0.0%
	MARR SpA	168,871	2,995,413	0.1%
*	Mediaset SpA	2,636,668	10,848,710	0.4%
	Nice SpA	43,840	141,733	0.0%
#*	Piaggio & C SpA	829,777	2,398,223	0.1%
#*	Prelios SpA	67,017	21,403	0.0%
#*	Prima Industrie SpA	14,805	241,574	0.0%
	Prysmian SpA	1,025,221	18,683,373	0.6%
#*	RCS MediaGroup SpA	434,520	487,633	0.0%
	Recordati SpA	442,053	6,853,303	0.2%
*	Reno de Medici SpA	330,009	108,630	0.0%
	Reply SpA	22,728	1,664,990	0.1%
#*	Retelit SpA	530,560	370,813	0.0%
*	Richard-Ginori 1735 SpA	8,489	—	0.0%
	Sabaf SpA	26,559	360,073	0.0%
#	SAES Getters SpA	30,068	221,551	0.0%
#*	Safilo Group SpA	149,871	1,944,484	0.1%
*	Salini Impregilo SpA	630,331	2,288,353	0.1%
#	Salvatore Ferragamo SpA	200,318	4,929,993	0.2%
#*	Saras SpA	1,182,508	1,191,065	0.0%
	Servizi Italia SpA	34,833	166,987	0.0%
#*	Snai SpA	117,457	178,757	0.0%
#	Societa Cattolica di Assicurazioni SCRL	613,038	4,226,928	0.1%
	Societa Iniziative Autostradali e Servizi SpA	278,028	2,675,598	0.1%
#*	Sogefi SpA	220,168	551,221	0.0%
	SOL SpA	166,511	1,330,454	0.1%
*	Sorin SpA	1,290,207	3,004,215	0.1%
	Tamburi Investment Partners SpA	37,478	118,648	0.0%
#*	Telecom Italia Media SpA	20,639	24,133	0.0%
#*	Tiscali SpA	4,911,522	308,327	0.0%
#	Tod's SpA	53,929	4,670,369	0.2%
#	Trevi Finanziaria Industriale SpA	363,552	1,237,222	0.0%
#	TXT e-solutions SpA	17,994	168,686	0.0%
*	Uni Land SpA	51,835	—	0.0%
	Unipol Gruppo Finanziario SpA	970,174	4,790,235	0.2%
	UnipolSai SpA	739,941	1,992,184	0.1%
	Vianini Lavori SpA	175,180	1,186,196	0.0%
	Vittoria Assicurazioni SpA	122,467	1,269,813	0.1%
*	World Duty Free SpA	553,509	5,314,251	0.2%
#*	Yoox SpA	225,699	4,983,492	0.2%
	Zignago Vetro SpA	147,723	904,514	0.0%
TOTAL ITALY			293,943,422	9.6%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NETHERLANDS — (5.6%)
	Aalberts Industries NV	507,343	$14,962,069	0.5%
	Accell Group	111,594	1,835,308	0.1%
*	AFC Ajax NV	18,134	204,309	0.0%
#*	AMG Advanced Metallurgical Group NV	160,659	1,303,122	0.0%
	Amsterdam Commodities NV	86,709	1,992,749	0.1%
#*	Aperan SA	262,538	7,704,186	0.3%
	Arcadis NV	306,708	9,198,974	0.3%
#	ASM International NV	261,882	11,090,339	0.4%
*	Atag Group NV	4,630	—	0.0%
*	Ballast Nedam NV	16,152	72,588	0.0%
	BE Semiconductor Industries NV	164,367	3,657,365	0.1%
	Beter Bed Holding NV	92,587	1,927,876	0.1%
	BinckBank NV	319,629	2,717,349	0.1%
#	Brunel International NV	106,923	1,750,884	0.1%
	Corbion NV	220,713	3,665,443	0.1%
	Delta Lloyd NV	1,074,736	23,633,819	0.8%
#	DOCdata NV	22,463	539,172	0.0%
	Exact Holding NV	73,987	2,792,072	0.1%
#	Fugro NV	289,955	6,022,574	0.2%
#*	Galapagos NV	135,272	2,517,366	0.1%
#*	Grontmij	363,482	1,547,028	0.1%
#	Heijmans NV	109,079	1,184,139	0.0%
	Hunter Douglas NV	8,819	366,627	0.0%
	KAS Bank NV	71,860	861,127	0.0%
	Kendrion NV	57,956	1,511,928	0.1%
#	Koninklijke BAM Groep NV	1,376,686	4,229,423	0.1%
#	Koninklijke Ten Cate NV	151,409	3,407,356	0.1%
	Koninklijke Wessanen NV	445,498	2,820,533	0.1%
*	Macintosh Retail Group NV	53,398	231,534	0.0%
	Nederland Apparatenfabriek	28,810	932,110	0.0%
	Nutreco NV	360,777	19,364,559	0.6%
#*	Ordina NV	414,015	620,675	0.0%
*	PostNL NV	2,402,055	8,927,522	0.3%
#*	Royal Imtech NV	220,408	1,018,103	0.0%
#*	SBM Offshore NV	962,257	11,316,986	0.4%
#	Sligro Food Group NV	109,416	4,125,954	0.1%
#*	SNS Reaal NV	705,718	—	0.0%
*	Telegraaf Media Groep NV	175,800	1,289,342	0.0%
	TKH Group NV	191,623	6,095,595	0.2%
	TNT Express NV	2,283,752	15,224,424	0.5%
*	TomTom NV	562,433	3,740,452	0.1%
	USG People NV	394,977	4,419,153	0.1%
	Van Lanschot NV	4,807	101,563	0.0%
TOTAL NETHERLANDS			190,923,697	6.2%

NORWAY — (2.5%)
	ABG Sundal Collier Holding ASA	1,476,472	955,878	0.0%
	AF Gruppen ASA	4,579	48,286	0.0%
#	Akastor ASA	201,707	581,315	0.0%
	Aker ASA Class A	11,983	263,563	0.0%
	American Shipping ASA	203,551	1,017,468	0.0%
#*	Archer, Ltd.	1,385,556	743,117	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
	Arendals Fossekompani A.S.	90	$22,670	0.0%
	Atea ASA	316,134	3,262,948	0.1%
	Austevoll Seafood ASA	374,420	2,320,738	0.1%
	Bakkafrost P/F	171,127	3,844,872	0.1%
#*	Bionor Pharma ASA	671,325	206,400	0.0%
#*	Biotec Pharmacon ASA	139,685	325,158	0.0%
	Bonheur ASA	68,100	664,610	0.0%
	BW Offshore, Ltd.	1,675,415	1,680,488	0.1%
	Deep Sea Supply P.L.C.	732,320	518,703	0.0%
#*	Det Norske Oljeselskap ASA	380,948	2,029,011	0.1%
#*	DNO ASA	1,170,058	2,475,705	0.1%
#*	DOF ASA	203,869	408,113	0.0%
#*	Dolphin Group A.S.	952,621	364,141	0.0%
	Ekornes ASA	115,368	1,475,707	0.1%
#*	Electromagnetic GeoServices	836,517	445,959	0.0%
	Eltek ASA	1,292,456	2,016,541	0.1%
	Evry ASA	267,383	569,527	0.0%
	Farstad Shipping ASA	65,666	446,672	0.0%
#	Fred Olsen Energy ASA	42,744	391,130	0.0%
#*	Frontline, Ltd.	315,420	791,513	0.0%
#	Ganger Rolf ASA	58,809	565,557	0.0%
#	Golden Ocean Group, Ltd.	1,361,217	852,161	0.0%
*	Grieg Seafood ASA	171,048	639,912	0.0%
*	Havila Shipping ASA	22,400	58,384	0.0%
#	Hexagon Composites ASA	326,044	993,746	0.0%
#*	Hoegh LNG Holdings, Ltd.	189,214	2,086,541	0.1%
*	Kongsberg Automotive ASA	2,063,320	1,582,977	0.1%
	Kvaerner ASA	807,447	956,139	0.0%
	Leroey Seafood Group ASA	85,504	3,120,817	0.1%
#*	Nordic Semiconductor ASA	580,280	3,654,878	0.1%
#*	Norske Skogindustrier ASA	733,931	374,554	0.0%
#	Northern Offshore, Ltd.	350,656	191,594	0.0%
#*	Norwegian Air Shuttle ASA	130,053	4,775,016	0.2%
#*	Odfjell SE Class A	138,810	531,069	0.0%
	Olav Thon Eiendomsselskap ASA	128,520	2,163,448	0.1%
#	Opera Software ASA	502,790	6,356,802	0.2%
#*	Panoro Energy ASA	1,223,751	264,754	0.0%
#	Petroleum Geo-Services ASA	394,979	2,223,516	0.1%
#*	PhotoCure ASA	52,582	194,738	0.0%
#	Prosafe SE	938,578	2,884,350	0.1%
*	Q-Free ASA	143,444	188,734	0.0%
#*	REC Silicon ASA	9,391,241	2,215,428	0.1%
*	REC Solar ASA	138,239	1,871,763	0.1%
	Salmar ASA	136,875	2,330,092	0.1%
*	Sevan Drilling A.S.	71,187	10,208	0.0%
#	Sevan Marine ASA	129,032	343,548	0.0%
	Siem Offshore, Inc.	606,183	326,729	0.0%
#	Solstad Offshore ASA	64,644	680,343	0.0%
#*	Songa Offshore SE	1,614,994	319,238	0.0%
	SpareBank 1 SMN	131,684	1,028,946	0.1%
	SpareBank 1 SR Bank ASA	133,273	934,065	0.0%
	Stolt-Nielsen, Ltd.	77,887	1,299,246	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
*	Storebrand ASA	119,145	$465,419	0.0%
	Tomra Systems ASA	669,803	5,132,809	0.2%
*	TTS Group ASA	55,462	35,303	0.0%
	Veidekke ASA	364,395	3,611,403	0.1%
	Wilh Wilhelmsen ASA	150,000	923,652	0.0%
	Wilh Wilhelmsen Holding ASA Class A	65,996	1,495,755	0.1%
TOTAL NORWAY			85,553,867	2.8%

PORTUGAL — (1.2%)
#	Altri SGPS SA	597,102	1,783,167	0.1%
#*	Banco BPI SA	2,123,556	2,611,150	0.1%
#*	Banco Comercial Portugues SA	89,763,314	7,043,668	0.2%
*	Banco Espirito Santo SA	4,777,921	—	0.0%
	Corticeira Amorim SGPS SA	207,426	759,076	0.0%
	EDP Renovaveis SA	366,811	2,387,080	0.1%
	Ibersol SGPS SA	20,401	167,507	0.0%
#*	Impresa SGPS SA	187,798	178,535	0.0%
	Mota-Engil SGPS SA	363,210	1,152,608	0.0%
	NOS SGPS	1,060,020	6,679,086	0.2%
	Novabase SGPS SA	65,729	174,677	0.0%
	Portucel SA	895,166	3,319,537	0.1%
#	Portugal Telecom SGPS SA	1,886,010	1,966,876	0.1%
	REN - Redes Energeticas Nacionais SGPS SA	914,989	2,654,416	0.1%
	Semapa-Sociedade de Investimento e Gestao	315,847	3,818,672	0.1%
*	Sonae Capital SGPS SA	58,125	18,156	0.0%
#*	Sonae Industria SGPS SA	47,544,000	364,859	0.0%
	Sonae SGPS SA	4,329,208	5,328,542	0.2%
	Sumol + Compal SA	67,967	92,921	0.0%
#	Teixeira Duarte SA	734,737	624,337	0.0%
TOTAL PORTUGAL			41,124,870	1.3%

SOUTH AFRICA — (0.0%)
#*	Mota-Engil Africa NV	28,150	243,822	0.0%
SPAIN — (5.6%)
#	Abengoa SA	204,834	523,988	0.0%
#	Abengoa SA Class B	1,852,248	4,070,350	0.1%
#*	Acciona SA	117,842	7,951,909	0.3%
#	Acerinox SA	564,388	8,514,796	0.3%
#	Adveo Group International SA	56,633	801,368	0.0%
*	Almirall SA	284,451	4,694,055	0.2%
#	Atresmedia Corp de Medios de Comunicacion SA	312,481	4,389,842	0.1%
*	Azkoyen SA	64,022	150,015	0.0%
	Bankinter SA	640,971	5,149,376	0.2%
*	Baron de Ley	13,910	1,258,415	0.0%
#	Bolsas y Mercados Espanoles SA	413,573	16,017,829	0.5%
#*	Caja de Ahorros del Mediterraneo	116,412	—	0.0%
#*	Cementos Portland Valderrivas SA	61,586	283,016	0.0%
#	Cie Automotive SA	164,944	2,241,165	0.1%
	Clinica Baviera SA	3,698	37,914	0.0%
#	Construcciones y Auxiliar de Ferrocarriles SA	8,121	2,964,652	0.1%
#	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	206,198	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
	Distribuidora Internacional de Alimentacion SA	28,812	$195,232	0.0%
#	Duro Felguera SA	414,786	1,676,414	0.1%
	Ebro Foods SA	378,733	6,260,395	0.2%
#	Elecnor SA	198,254	2,042,777	0.1%
	Ence Energia y Celulosa SA	992,257	2,464,707	0.1%
*	Ercros SA	483,625	230,167	0.0%
	Faes Farma SA	1,275,395	2,632,680	0.1%
#*	Fluidra SA	160,834	594,638	0.0%
#*	Fomento de Construcciones y Contratas SA	569,490	8,041,668	0.3%
*	Gamesa Corp. Tecnologica SA	1,234,443	11,143,149	0.4%
	Grupo Catalana Occidente SA	204,400	5,894,654	0.2%
#*	Grupo Ezentis SA	834,934	713,251	0.0%
	Iberpapel Gestion SA	26,401	404,905	0.0%
#	Indra Sistemas SA	503,884	4,895,449	0.2%
*	Inmobiliaria Colonial SA	1,524,880	1,007,131	0.0%
	Inmobiliaria del Sur SA	2,902	21,420	0.0%
*	Jazztel P.L.C.	1,097,205	16,582,035	0.5%
#	Laboratorios Farmaceuticos Rovi SA	70,934	880,366	0.0%
*	Mediaset Espana Comunicacion SA	858,650	10,795,002	0.4%
#	Melia Hotels International SA	239,072	2,553,826	0.1%
#	Miquel y Costas & Miquel SA	37,628	1,455,756	0.1%
*	Natra SA	71,153	54,765	0.0%
#*	NH Hotel Group SA	688,168	3,287,816	0.1%
#	Obrascon Huarte Lain SA	193,959	4,328,027	0.1%
#	Papeles y Cartones de Europa SA	241,915	1,113,486	0.0%
*	Pescanova SA	68,547	—	0.0%
	Prim SA	39,424	300,303	0.0%
#*	Promotora de Informaciones SA Class A	5,083,765	1,577,427	0.1%
#	Prosegur Cia de Seguridad SA	1,255,568	7,153,313	0.2%
#*	Quabit Inmobiliaria SA	1,474,470	106,432	0.0%
*	Realia Business SA	503,895	309,912	0.0%
*	Sacyr SA	1,463,558	5,004,730	0.2%
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	3,357	0.0%
#*	Solaria Energia y Medio Ambiente SA	207,171	172,499	0.0%
	Tecnicas Reunidas SA	153,251	6,698,530	0.2%
*	Telecomunicaciones y Energia	146,125	226,575	0.0%
	Tubacex SA	520,966	1,942,526	0.1%
	Tubos Reunidos SA	495,225	1,021,965	0.0%
	Vidrala SA	83,125	3,814,745	0.1%
#	Viscofan SA	231,462	12,280,501	0.4%
*	Vocento SA	219,517	464,395	0.0%
*	Zeltia SA	991,039	3,188,920	0.1%
TOTAL SPAIN			192,790,734	6.3%

SWEDEN — (9.3%)
	AAK AB	117,235	6,250,457	0.2%
#	Acando AB	418,037	711,511	0.0%
	AddNode Group AB	22,737	134,785	0.0%
#	AddTech AB Class B	266,628	3,577,927	0.1%
	AF AB Class B	277,090	4,455,564	0.1%
#*	Arise AB	36,861	80,850	0.0%
	Atrium Ljungberg AB Class B	49,355	722,644	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Avanza Bank Holding AB	88,784	$2,923,845	0.1%
	Axfood AB	94,702	5,652,939	0.2%
#	Axis Communications AB	192,280	4,902,005	0.2%
	B&B Tools AB Class B	118,152	2,297,298	0.1%
#*	BE Group AB	215,340	149,975	0.0%
	Beijer Alma AB	91,817	2,151,031	0.1%
	Beijer Electronics AB	55,826	368,720	0.0%
	Beijer Ref AB Class B	64,437	1,035,962	0.0%
	Betsson AB	152,884	5,369,385	0.2%
	Bilia AB Class A	113,425	3,434,279	0.1%
	BillerudKorsnas AB	689,767	9,892,057	0.3%
	BioGaia AB Class B	61,692	1,421,024	0.0%
#	Biotage AB	189,388	319,802	0.0%
#	Bjoern Borg AB	86,437	259,479	0.0%
	Bulten AB	53,182	453,969	0.0%
	Bure Equity AB	326,825	1,500,864	0.1%
	Byggmax Group AB	242,412	1,625,371	0.1%
	Castellum AB	752,681	11,726,655	0.4%
	Catena AB	55,547	751,636	0.0%
	Cavotec SA	16,457	55,171	0.0%
#*	CDON Group AB	228,859	511,321	0.0%
	Clas Ohlson AB Class B	180,273	3,120,703	0.1%
*	Cloetta AB Class B	950,255	2,742,558	0.1%
	Concentric AB	202,603	2,402,209	0.1%
*	Concordia Maritime AB Class B	78,854	129,394	0.0%
	Corem Property Group AB Class B	2,226	8,297	0.0%
*	CyberCom Group AB	385,158	136,335	0.0%
	Dios Fastigheter AB	171,208	1,264,122	0.0%
	Doro AB	94,731	471,115	0.0%
	Duni AB	201,725	2,987,665	0.1%
#*	East Capital Explorer AB	47,726	259,027	0.0%
#	Enea AB	63,008	573,814	0.0%
#*	Eniro AB	447,545	410,761	0.0%
	Fabege AB	619,320	7,951,184	0.3%
#	Fagerhult AB	54,969	967,783	0.0%
*	Fastighets AB Balder	279,717	3,928,420	0.1%
*	Fenix Outdoor International AG	8,476	389,608	0.0%
	Gunnebo AB	206,334	994,579	0.0%
	Haldex AB	226,180	2,931,532	0.1%
#	Heba Fastighets AB Class B	43,722	541,557	0.0%
	Hexpol AB	115,947	10,911,962	0.4%
	HIQ International AB	260,002	1,363,483	0.0%
	HMS Networks AB	7,040	135,715	0.0%
	Holmen AB Class B	273,916	9,307,625	0.3%
	Hufvudstaden AB Class A	189,483	2,458,903	0.1%
	Husqvarna AB Class A	6,774	50,064	0.0%
	Husqvarna AB Class B	668,620	4,914,669	0.2%
	ICA Gruppen AB	24,928	970,654	0.0%
	Industrial & Financial Systems Class B	89,522	2,737,970	0.1%
	Indutrade AB	80,387	3,200,335	0.1%
	Intrum Justitia AB	377,332	11,175,645	0.4%
	JM AB	372,482	11,807,138	0.4%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
*	Kambi Group P.L.C. Class B	16,855	$165,057	0.0%
#	KappAhl AB	277,470	1,479,415	0.1%
#*	Karolinska Development AB Class B	90,079	152,306	0.0%
#	Klovern AB Class A	193,931	202,736	0.0%
#*	Klovern AB Class B	1,939,305	1,890,658	0.1%
	KNOW IT AB	75,523	531,245	0.0%
	Kungsleden AB	697,243	5,014,494	0.2%
	Lagercrantz AB Class B	79,921	1,426,575	0.1%
*	Lindab International AB	330,563	2,761,495	0.1%
	Loomis AB Class B	318,925	9,212,979	0.3%
	Meda AB Class A	474,029	6,797,769	0.2%
#*	Medivir AB Class B	157,903	1,982,655	0.1%
	Mekonomen AB	100,488	2,621,720	0.1%
	Modern Times Group AB Class B	248,542	7,881,912	0.3%
#	MQ Holding AB	109,481	477,681	0.0%
	Mycronic AB	390,070	1,234,896	0.0%
	NCC AB Class A	17,309	544,725	0.0%
	NCC AB Class B	315,406	9,930,316	0.3%
	Nederman Holding AB	3,680	78,625	0.0%
	Net Entertainment NE AB	151,050	5,091,519	0.2%
*	Net Insight AB Class B	1,417,192	562,575	0.0%
	New Wave Group AB Class B	205,564	1,004,746	0.0%
	Nibe Industrier AB Class B	362,119	9,246,316	0.3%
	Nobia AB	666,139	5,950,964	0.2%
	Nolato AB Class B	105,172	2,388,311	0.1%
#	Nordnet AB Class B	401,993	1,454,384	0.1%
	OEM International AB Class B	45,688	645,987	0.0%
#	Oriflame Cosmetics SA	125,992	1,745,703	0.1%
*	PA Resources AB	—	—	0.0%
	Peab AB	752,981	5,286,218	0.2%
#*	Pricer AB Class B	452,718	366,042	0.0%
	Proact IT Group AB	41,297	416,374	0.0%
#	Proffice AB Class B	271,921	721,056	0.0%
#	Ratos AB Class B	880,217	5,288,925	0.2%
*	Rezidor Hotel Group AB	418,144	1,512,438	0.1%
	Saab AB Class B	256,897	6,610,491	0.2%
	Sagax AB Class B	48,648	272,707	0.0%
#*	SAS AB	643,871	1,240,920	0.0%
#*	Seamless Distribution AB	16,641	24,310	0.0%
	Sectra AB Class B	38,137	484,087	0.0%
	Securitas AB Class B	106,318	1,286,202	0.0%
	Semcon AB	85,074	534,977	0.0%
	SkiStar AB	111,699	1,246,335	0.0%
#*	SSAB AB Class A(B17H0S8)	834,811	4,827,455	0.2%
*	SSAB AB Class A(BPRBWK4)	195,426	1,123,419	0.0%
*	SSAB AB Class B(B17H3F6)	352,706	1,803,633	0.1%
*	SSAB AB Class B(BPRBWM6)	532,819	2,756,433	0.1%
	Sweco AB Class B	187,433	2,533,706	0.1%
*	Swedish Orphan Biovitrum AB	612,905	6,231,015	0.2%
#	Swedol AB Class B	37,176	77,480	0.0%
	Systemair AB	37,235	500,777	0.0%
#	TradeDoubler AB	202,211	264,637	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
#*	Transcom Worldwide AB	32,369	$256,398	0.0%
#	Transmode AB	76,041	709,960	0.0%
	Trelleborg AB Class B	95,692	1,610,949	0.1%
#	Tribona AB	130,083	644,152	0.0%
	Unibet Group P.L.C.	135,490	8,509,452	0.3%
	Uniflex AB	12,408	33,868	0.0%
	VBG Group AB Class B	137	1,821	0.0%
	Vitrolife AB	64,372	1,366,957	0.0%
#	Wallenstam AB Class B	399,066	6,623,611	0.2%
	Wihlborgs Fastigheter AB	289,738	5,286,504	0.2%
TOTAL SWEDEN			316,912,425	10.3%

SWITZERLAND — (11.9%)
	AFG Arbonia-Forster Holding AG	79,104	1,970,735	0.1%
	Allreal Holding AG	54,403	7,508,818	0.2%
	Alpiq Holding AG	4,430	401,378	0.0%
	ALSO Holding AG	16,195	849,391	0.0%
	ams AG	347,533	12,563,313	0.4%
	APG SGA SA	7,838	2,284,707	0.1%
	Ascom Holding AG	197,385	3,012,559	0.1%
	Autoneum Holding AG	16,853	2,843,996	0.1%
#	Bachem Holding AG Class B	24,136	1,189,966	0.0%
	Bank Coop AG	31,671	1,351,481	0.0%
	Banque Cantonale de Geneve	4,098	883,196	0.0%
	Banque Cantonale du Jura	4,442	266,769	0.0%
	Banque Cantonale Vaudoise	5,701	3,080,019	0.1%
	Basler Kantonalbank	5,246	337,678	0.0%
	Belimo Holding AG	1,981	4,621,719	0.2%
	Bell AG	363	892,736	0.0%
#	Bellevue Group AG	31,835	457,299	0.0%
#	Berner Kantonalbank AG	23,232	4,241,792	0.1%
	BKW AG	43,189	1,273,226	0.0%
	Bobst Group SA	45,763	1,768,152	0.1%
	Bossard Holding AG Class A	31,498	3,443,479	0.1%
	Bucher Industries AG	33,342	8,314,884	0.3%
	Burckhardt Compression Holding AG	12,035	4,601,887	0.2%
	Burkhalter Holding AG	20,182	1,746,411	0.1%
	Calida Holding AG	22,223	826,683	0.0%
	Carlo Gavazzi Holding AG	1,463	310,010	0.0%
	Cham Paper Holding AG	1,958	474,278	0.0%
*	Charles Voegele Holding AG	43,316	550,204	0.0%
	Cicor Technologies	5,936	212,458	0.0%
	Cie Financiere Tradition SA	9,139	384,970	0.0%
	Clariant AG	58,314	977,159	0.0%
	Coltene Holding AG	17,182	1,084,402	0.0%
	Conzzeta AG	1,513	5,122,901	0.2%
	Cosmo Pharmaceuticals SpA	1,287	189,043	0.0%
	Daetwyler Holding AG	30,469	3,892,633	0.1%
	DKSH Holding AG	64,485	4,909,186	0.2%
*	Dufry AG	105,189	15,721,968	0.5%
	Edmond de Rothschild Suisse SA	157	2,416,493	0.1%
	EFG International AG	251,992	2,929,058	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
*	Elma Electronic AG	267	$102,858	0.0%
	Emmi AG	13,244	4,633,602	0.2%
#	Energiedienst Holding AG	71,249	2,212,733	0.1%
	Feintool International Holding AG	4,847	494,334	0.0%
	Flughafen Zuerich AG	20,516	13,720,305	0.4%
	Forbo Holding AG	6,983	6,989,515	0.2%
	Galenica AG	11,348	9,048,130	0.3%
	GAM Holding AG	863,724	15,528,017	0.5%
	Gategroup Holding AG	121,765	3,474,571	0.1%
	Georg Fischer AG	20,914	13,195,276	0.4%
	Gurit Holding AG	1,837	711,474	0.0%
	Helvetia Holding AG	34,608	16,443,973	0.5%
	HOCHDORF Holding AG	214	29,737	0.0%
	Huber & Suhner AG	59,950	2,846,395	0.1%
	Implenia AG	65,242	3,785,844	0.1%
#	Inficon Holding AG	8,718	2,688,959	0.1%
	Interroll Holding AG	2,983	1,579,032	0.1%
	Intershop Holdings AG	6,134	2,194,992	0.1%
	Jungfraubahn Holding AG	3,095	234,598	0.0%
	Kaba Holding AG Class B	15,384	7,725,336	0.3%
	Kardex AG	34,022	1,575,898	0.1%
	Komax Holding AG	17,164	2,483,049	0.1%
	Kudelski SA	201,663	2,444,461	0.1%
	Kuoni Reisen Holding AG	15,564	4,683,845	0.2%
	LEM Holding SA	3,667	2,723,745	0.1%
	Liechtensteinische Landesbank AG	21,376	854,084	0.0%
*	LifeWatch AG	3,723	45,424	0.0%
#	Logitech International SA	792,555	10,738,714	0.4%
	Lonza Group AG	179,840	20,248,474	0.7%
#	Luzerner Kantonalbank AG	17,399	6,133,612	0.2%
	MCH Group AG	1,404	91,393	0.0%
	Metall Zug AG	722	1,751,718	0.1%
#*	Meyer Burger Technology AG	408,473	2,601,398	0.1%
	Micronas Semiconductor Holding AG	155,041	883,145	0.0%
*	Mobilezone Holding AG	142,129	1,508,347	0.1%
	Mobimo Holding AG	27,873	5,574,590	0.2%
	OC Oerlikon Corp. AG	858,856	10,721,209	0.4%
*	Orascom Development Holding AG	62,283	1,117,214	0.0%
#*	Orell Fuessli Holding AG	5,198	481,049	0.0%
	Orior AG	25,582	1,413,162	0.0%
	Panalpina Welttransport Holding AG	47,870	6,416,890	0.2%
*	Parco Industriale e Immobiliare SA	600	—	0.0%
	Phoenix Mecano AG	3,100	1,434,366	0.0%
	PSP Swiss Property AG	148,327	12,765,473	0.4%
	Rieter Holding AG	17,965	2,966,039	0.1%
	Romande Energie Holding SA	2,714	2,729,450	0.1%
	Schaffner Holding AG	2,861	827,786	0.0%
*	Schmolz + Bickenbach AG	2,540,584	2,738,306	0.1%
	Schweiter Technologies AG	4,466	3,474,223	0.1%
	Siegfried Holding AG	18,452	3,011,858	0.1%
	St Galler Kantonalbank AG	10,381	3,758,653	0.1%
	Straumann Holding AG	51,891	13,037,111	0.4%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Sulzer AG	68,358	$7,312,336	0.2%
	Swiss Life Holding AG	5,980	1,413,383	0.0%
	Swissquote Group Holding SA	47,450	1,491,167	0.1%
	Tamedia AG	14,891	1,900,975	0.1%
	Tecan Group AG	23,852	2,709,617	0.1%
	Temenos Group AG	308,650	10,990,667	0.4%
#*	Tornos Holding AG	38,028	219,618	0.0%
	U-Blox AG	28,779	3,938,799	0.1%
*	Valartis Group AG	1,365	21,065	0.0%
	Valiant Holding AG	66,542	5,508,004	0.2%
	Valora Holding AG	15,404	3,535,359	0.1%
	Vaudoise Assurances Holding SA Class B	4,280	1,926,584	0.1%
	Vetropack Holding AG	877	1,394,701	0.0%
*	Von Roll Holding AG	258,978	350,804	0.0%
#	Vontobel Holding AG	128,297	4,821,198	0.2%
	VP Bank AG	17,235	1,478,663	0.1%
	Walliser Kantonalbank	1,440	1,036,323	0.0%
*	Walter Meier AG	23,690	972,484	0.0%
#	Ypsomed Holding AG	4,765	411,342	0.0%
	Zehnder Group AG	51,922	2,153,929	0.1%
*	Zueblin Immobilien Holding AG	261,040	333,249	0.0%
	Zug Estates Holding AG	577	721,333	0.0%
	Zuger Kantonalbank AG	627	2,814,873	0.1%
TOTAL SWITZERLAND			406,237,877	13.2%
TOTAL COMMON STOCKS			3,054,199,966	99.2%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
#*	Intercell AG Rights	254,689	—	0.0%
FRANCE — (0.0%)
*	Peugeot SA Warrants 04/29/17	120,747	205,869	0.0%
ITALY — (0.0%)
*	GTECH SpA Rights 01/09/15	307,534	—	0.0%
SPAIN — (0.0%)
*	Faes Farma SA Rights 01/08/15	1,275,395	95,684	0.0%
SWEDEN — (0.0%)
#*	Karolinska Development AB Rights	14,590	2	0.0%
TOTAL RIGHTS/WARRANTS			301,555	0.0%

The Continental Small Company Series
continued

SECURITIES LENDING COLLATERAL — (10.7%)
§@ DFA Short Term Investment Fund	31,690,785	366,662,378	11.9%
TOTAL INVESTMENTS — (100.0%) (Cost $2,963,631,041)^		$3,421,163,899	111.1%

____________________

^       The cost for federal income tax purposes is $2,969,920,364.

The Continental Small Company Series
continued

Summary of the Series' investments as of December 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$55,466	$69,123,323	—	$69,178,789
Belgium	—	108,551,870	—	108,551,870
Denmark	—	148,483,242	—	148,483,242
Finland	—	208,721,163	—	208,721,163
France	555,113	375,782,195	—	376,337,308
Germany	19,826	468,180,756	—	468,200,582
Greece	—	816	—	816
Ireland	—	72,164,917	—	72,164,917
Israel	—	74,830,565	—	74,830,565
Italy	—	293,943,422	—	293,943,422
Netherlands	—	190,923,697	—	190,923,697
Norway	—	85,553,867	—	85,553,867
Portugal	—	41,124,870	—	41,124,870
South Africa	243,822	—	—	243,822
Spain	21,420	192,769,314	—	192,790,734
Sweden	2,147,056	314,765,369	—	316,912,425
Switzerland	102,858	406,135,019	—	406,237,877
Rights/Warrants
Austria	—	—	—	—
France	—	205,869	—	205,869
Italy	—	—	—	—
Spain	—	95,684	—	95,684
Sweden	—	2	—	2
Securities Lending Collateral	—	366,662,378	—	366,662,378
TOTAL	$3,145,561	$3,418,018,338	—	$3,421,163,899

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2014
(Unaudited)

		Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (74.5%)
Consumer Discretionary — (8.7%)
	AutoCanada, Inc.	92,120	$3,528,439	0.4%
#	BMTC Group, Inc. Class A	17,481	244,505	0.0%
*	Brookfield Residential Properties, Inc.	40,151	965,933	0.1%
#*	BRP, Inc.	9,700	202,132	0.0%
#	Cineplex, Inc.	290,435	11,206,921	1.4%
	Cogeco Cable, Inc.	89,367	5,510,632	0.7%
	Cogeco, Inc.	27,215	1,431,259	0.2%
#	Corus Entertainment, Inc. Class B	414,416	8,186,303	1.0%
	DHX Media, Ltd.	11,269	96,026	0.0%
	Dorel Industries, Inc. Class B	144,022	4,961,061	0.6%
	easyhome, Ltd.	3,600	62,159	0.0%
#	EnerCare, Inc.	69,800	871,148	0.1%
#	Gamehost, Inc.	30,320	362,754	0.0%
#	Glacier Media, Inc.	137,300	177,859	0.0%
#	GLENTEL, Inc.	76,610	1,661,048	0.2%
*	Great Canadian Gaming Corp.	302,800	5,382,011	0.7%
#	Hudson's Bay Co.	41,600	879,408	0.1%
#*	Imax Corp.	257,917	7,960,840	1.0%
	Indigo Books & Music, Inc.	2,302	23,579	0.0%
	Leon's Furniture, Ltd.	143,275	2,207,456	0.3%
	Linamar Corp.	182,339	11,135,266	1.4%
	Martinrea International, Inc.	484,756	4,326,837	0.5%
#*	Mood Media Corp.	182,874	86,573	0.0%
#	MTY Food Group, Inc.	45,749	1,327,422	0.2%
*	Performance Sports Group, Ltd.	118,366	2,153,776	0.3%
	Pizza Pizza Royalty Corp.	33,614	405,058	0.1%
	Reitmans Canada, Ltd.	15,456	93,124	0.0%
	Reitmans Canada, Ltd. Class A	252,574	1,676,145	0.2%
	RONA, Inc.	681,945	8,129,573	1.0%
#*	Sears Canada, Inc.	52,017	503,246	0.1%
#	Torstar Corp. Class B	285,789	1,603,842	0.2%
*	TVA Group, Inc. Class B	7,000	43,291	0.0%
	Uni-Select, Inc.	86,404	2,275,747	0.3%
	Whistler Blackcomb Holdings, Inc.	144,210	2,547,073	0.3%
#*	Yellow Media, Ltd.	75,855	1,278,396	0.1%
Total Consumer Discretionary			93,506,842	11.5%

Consumer Staples — (3.0%)
	AGT Food & Ingredient, Inc.	93,104	2,206,993	0.3%
	Andrew Peller, Ltd. Class A	3,400	44,102	0.0%
	Clearwater Seafoods, Inc.	54,757	558,976	0.1%
	Colabor Group, Inc.	92,227	265,932	0.0%
	Corby Spirit and Wine, Ltd.	73,267	1,449,196	0.2%
#	Cott Corp.	515,342	3,553,012	0.5%
	High Liner Foods, Inc.	56,018	1,092,587	0.1%
#	Liquor Stores N.A., Ltd.	118,730	1,573,801	0.2%
	Maple Leaf Foods, Inc.	536,764	8,995,348	1.1%
*	Neptune Technologies & Bioressources, Inc.	22,102	41,853	0.0%
#	North West Co., Inc. (The)	232,610	5,245,638	0.7%
#	Premium Brands Holdings Corp.	91,943	1,932,560	0.2%

The Canadian Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Consumer Staples — (Continued)
#	Rogers Sugar, Inc.	439,281	$1,795,993	0.2%
*	SunOpta, Inc.	288,195	3,413,292	0.4%
Total Consumer Staples			32,169,283	4.0%

Energy — (16.6%)
*	Advantage Oil & Gas, Ltd.	1,098,231	5,255,779	0.7%
	Akita Drilling, Ltd. Class A	42,000	448,270	0.1%
*	Alvopetro Energy, Ltd.	149,756	54,782	0.0%
*	Anderson Energy, Ltd.	125,071	12,380	0.0%
#	Arsenal Energy, Inc.	61,574	358,802	0.0%
#*	Artek Exploration, Ltd.	278,498	419,497	0.1%
#*	Athabasca Oil Corp.	569,249	1,269,026	0.2%
*	Bankers Petroleum, Ltd.	1,411,399	3,960,372	0.5%
#*	Bellatrix Exploration, Ltd.	978,258	3,561,742	0.4%
#*	Birchcliff Energy, Ltd.	542,616	3,652,313	0.5%
#*	BlackPearl Resources, Inc.	1,434,601	1,432,378	0.2%
#*	BNK Petroleum, Inc.	554,116	197,933	0.0%
#	Bonavista Energy Corp.	683,144	4,292,435	0.5%
#	Bonterra Energy Corp.	138,595	4,968,568	0.6%
#	Calfrac Well Services, Ltd.	389,456	3,355,530	0.4%
	Calvalley Petroleum, Inc. Class A	226,068	182,909	0.0%
#*	Canacol Energy, Ltd.	137,542	293,599	0.0%
#	Canadian Energy Services & Technology Corp.	950,642	5,195,883	0.6%
	CanElson Drilling, Inc.	544,255	1,906,626	0.2%
#	Canyon Services Group, Inc.	320,270	2,478,247	0.3%
#	Cathedral Energy Services, Ltd.	164,270	386,002	0.1%
*	Cequence Energy, Ltd.	833,290	760,275	0.1%
#*	Chinook Energy, Inc.	513,499	561,322	0.1%
*	Connacher Oil and Gas, Ltd.	459,573	15,823	0.0%
#*	Corridor Resources, Inc.	373,046	279,351	0.0%
*	Crew Energy, Inc.	626,771	3,193,738	0.4%
*	DeeThree Exploration, Ltd.	451,446	1,985,616	0.2%
*	Delphi Energy Corp.	906,139	1,169,916	0.1%
#*	Denison Mines Corp.	2,254,371	2,192,666	0.3%
#	Enbridge Income Fund Holdings, Inc.	246,855	8,573,420	1.1%
	Enerflex, Ltd.	350,363	4,942,718	0.6%
	Ensign Energy Services, Inc.	460,304	4,041,230	0.5%
#*	Epsilon Energy, Ltd.	256,565	916,461	0.1%
#*	Essential Energy Services Trust	650,141	766,649	0.1%
#*	Forsys Metals Corp.	109,974	16,092	0.0%
#*	Gasfrac Energy Services, Inc.	91,560	13,003	0.0%
*	Gran Tierra Energy, Inc.	1,393,412	5,349,129	0.7%
#*	Ithaca Energy, Inc.	1,635,155	1,674,845	0.2%
#*	Ivanhoe Energy, Inc.	49,840	25,739	0.0%
*	Kelt Exploration, Ltd.	161,850	975,168	0.1%
#*	Legacy Oil + Gas, Inc.	1,026,990	1,909,363	0.2%
*	Leucrotta Exploration, Inc.	347,561	433,778	0.1%
#	Lightstream Resources, Ltd.	1,071,197	1,097,198	0.1%
#	Long Run Exploration, Ltd.	879,201	1,135,136	0.1%
#	McCoy Global, Inc.	48,737	176,188	0.0%
*	Mega Uranium, Ltd.	55,000	5,918	0.0%
#	Mullen Group, Ltd.	483,025	8,859,754	1.1%

The Canadian Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Energy — (Continued)
#*	Niko Resources, Ltd.	331,273	$74,136	0.0%
	North American Energy Partners, Inc.	117,881	373,388	0.0%
*	NuVista Energy, Ltd.	688,709	4,392,609	0.5%
#	Pacific Rubiales Energy Corp.	76,800	475,290	0.1%
*	Painted Pony Petroleum, Ltd.	357,054	2,842,787	0.4%
*	Parex Resources, Inc.	560,671	3,658,019	0.5%
#	Parkland Fuel Corp.	400,877	7,501,348	0.9%
	Pason Systems, Inc.	368,652	6,945,939	0.9%
#	Pengrowth Energy Corp.	484,134	1,525,160	0.2%
#*	Perpetual Energy, Inc.	396,529	389,089	0.1%
#	PHX Energy Services Corp.	139,974	901,193	0.1%
*	Poseidon Concepts Corp.	165,977	50	0.0%
	Precision Drilling Corp.	199,704	1,213,557	0.2%
#	Pulse Seismic, Inc.	277,580	700,043	0.1%
*	Questerre Energy Corp. Class A	745,460	247,032	0.0%
*	RMP Energy, Inc.	702,328	2,768,688	0.3%
#*	Rock Energy, Inc.	192,653	578,722	0.1%
#	Savanna Energy Services Corp.	488,979	1,422,576	0.2%
#	Secure Energy Services, Inc.	558,354	8,155,679	1.0%
*	Serinus Energy, Inc.	13,570	11,797	0.0%
	ShawCor, Ltd.	134,396	4,904,795	0.6%
#*	Sprott Resource Corp.	471,290	762,631	0.1%
#	Spyglass Resources Corp.	669,452	190,153	0.0%
	Strad Energy Services, Ltd.	18,741	57,749	0.0%
#	Surge Energy, Inc.	1,179,583	3,736,328	0.5%
#*	TAG Oil, Ltd.	181,541	246,888	0.0%
#*	Tethys Petroleum, Ltd.	412,989	78,204	0.0%
#	TORC Oil & Gas, Ltd.	403,748	2,675,899	0.3%
	Total Energy Services, Inc.	153,478	1,714,705	0.2%
#*	Touchstone Exploration, Inc.	199,351	54,050	0.0%
#	TransGlobe Energy Corp.	357,661	1,483,841	0.2%
#	Trican Well Service, Ltd.	817,696	3,920,267	0.5%
#	Trilogy Energy Corp.	66,100	450,035	0.1%
	Trinidad Drilling, Ltd.	750,912	3,360,942	0.4%
#	Twin Butte Energy, Ltd.	1,341,208	946,626	0.1%
#*	Uex Corp.	608,088	149,169	0.0%
#	Veresen, Inc.	215,431	3,404,470	0.4%
#	Western Energy Services Corp.	335,813	1,737,163	0.2%
#	Whitecap Resources, Inc.	848,168	8,351,731	1.0%
*	Xtreme Drilling and Coil Services Corp.	232,619	448,499	0.1%
*	Yangarra Resources, Ltd.	8,000	8,056	0.0%
#	Zargon Oil & Gas, Ltd.	152,974	497,712	0.1%
	ZCL Composites, Inc.	99,400	518,475	0.1%
Total Energy			178,629,059	22.1%

Financials — (6.2%)
	AGF Management, Ltd. Class B	434,285	3,173,592	0.4%
#	Alaris Royalty Corp.	52,216	1,589,222	0.2%
#	Altus Group, Ltd.	161,568	2,893,984	0.3%
	Brookfield Real Estate Services, Inc.	8,075	90,077	0.0%
	Canaccord Genuity Group, Inc.	555,468	3,734,038	0.5%
	Canadian Western Bank	321,046	9,049,971	1.1%

The Canadian Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Financials — (Continued)
	Clairvest Group, Inc.	1,900	$44,139	0.0%
*	Counsel Corp.	87,227	136,644	0.0%
	E-L Financial Corp., Ltd.	1,500	889,084	0.1%
	EGI Financial Holdings, Inc.	14,650	165,944	0.0%
#	Equitable Group, Inc.	52,295	2,955,941	0.4%
*	Equity Financial Holdings, Inc.	800	7,127	0.0%
	Fiera Capital Corp.	72,002	787,076	0.1%
	Firm Capital Mortgage Investment Corp.	2,494	26,619	0.0%
#	First National Financial Corp.	3,873	78,373	0.0%
	FirstService Corp.	152,248	7,768,344	1.0%
	Genesis Land Development Corp.	76,842	254,641	0.0%
#	Genworth MI Canada, Inc.	149,254	4,750,743	0.6%
	Gluskin Sheff + Associates, Inc.	156,321	3,725,709	0.5%
	GMP Capital, Inc.	298,487	1,631,428	0.2%
	Guardian Capital Group, Ltd. Class A	11,327	173,444	0.0%
*	Heritage Global, Inc.	4,253	1,361	0.0%
	Home Capital Group, Inc.	241,200	9,963,150	1.2%
	Killam Properties, Inc.	326,469	2,883,088	0.3%
*	Kingsway Financial Services, Inc.	22,481	126,938	0.0%
	Laurentian Bank of Canada	163,720	7,041,736	0.9%
*	Mainstreet Equity Corp.	20,110	655,851	0.1%
	Melcor Developments, Ltd.	25,061	423,867	0.1%
#	Sprott, Inc.	712,188	1,495,729	0.2%
#	TMX Group, Ltd.	10,776	469,328	0.1%
Total Financials			66,987,188	8.3%

Health Care — (1.4%)
#	Amica Mature Lifestyles, Inc.	36,241	219,293	0.0%
*	Endo International P.L.C.	77,931	5,664,050	0.7%
#	Extendicare, Inc.	500,612	2,809,425	0.4%
#*	Imris, Inc.	73,479	61,349	0.0%
#*	Knight Therapeutics, Inc.	53,575	319,107	0.0%
#	Leisureworld Senior Care Corp.	178,254	2,146,474	0.3%
#	Medical Facilities Corp.	145,469	2,305,117	0.3%
*	QLT, Inc.	226,610	903,085	0.1%
#*	Resverlogix Corp.	106,820	46,891	0.0%
#*	Theratechnologies, Inc.	10,101	3,130	0.0%
*	Transition Therapeutics, Inc.	33,541	225,474	0.0%
#*	TSO3, Inc.	55,206	76,503	0.0%
*	Zenith Epigenetics Corp.	111,820	7,796	0.0%
Total Health Care			14,787,694	1.8%

Industrials — (12.5%)
	Aecon Group, Inc.	344,068	3,171,775	0.4%
#	AG Growth International, Inc.	86,732	4,218,648	0.5%
*	Air Canada	313,328	3,201,242	0.4%
#	Algoma Central Corp.	26,690	376,757	0.0%
*	ATS Automation Tooling Systems, Inc.	500,030	6,671,084	0.8%
#	Badger Daylighting, Ltd.	212,981	4,848,810	0.6%
#*	Ballard Power Systems, Inc.	530,151	1,081,475	0.1%
#	Bird Construction, Inc.	166,790	1,712,691	0.2%
#	Black Diamond Group, Ltd.	221,641	2,430,458	0.3%

The Canadian Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
	CanWel Building Materials Group, Ltd.	80,779	$410,222	0.1%
	Cervus Equipment Corp.	23,822	422,185	0.1%
#	Clarke, Inc.	52,294	450,112	0.1%
#	DirectCash Payments, Inc.	61,433	1,028,466	0.1%
#	Exchange Income Corp.	79,168	1,580,907	0.2%
	Exco Technologies, Ltd.	107,936	1,095,340	0.1%
*	Heroux-Devtek, Inc.	128,954	1,257,573	0.2%
#	HNZ Group, Inc.	23,888	425,206	0.1%
#	Horizon North Logistics, Inc.	478,383	1,087,047	0.1%
#	K-Bro Linen, Inc.	23,241	922,398	0.1%
	MacDonald Dettwiler & Associates, Ltd.	112,170	9,167,276	1.1%
	Magellan Aerospace Corp.	60,000	698,227	0.1%
	Morneau Shepell, Inc.	233,427	3,510,045	0.4%
#	New Flyer Industries, Inc.	208,805	2,422,699	0.3%
#	Newalta Corp.	265,636	4,033,241	0.5%
*	Ovivo, Inc. Class A	93,231	187,778	0.0%
	Richelieu Hardware, Ltd.	72,185	3,541,526	0.4%
#	Ritchie Bros Auctioneers, Inc.	378,801	10,179,176	1.3%
#	Rocky Mountain Dealerships, Inc.	73,410	600,271	0.1%
#	Russel Metals, Inc.	332,255	7,406,959	0.9%
#	Stantec, Inc.	456,570	12,548,012	1.6%
	Stuart Olson, Inc.	91,759	603,407	0.1%
#	Student Transportation, Inc.	429,699	2,670,362	0.3%
	Toromont Industries, Ltd.	283,025	6,945,294	0.9%
#	Transcontinental, Inc. Class A	366,876	5,229,357	0.6%
#	TransForce, Inc.	442,709	11,275,400	1.4%
	Vicwest, Inc.	46,519	502,107	0.1%
#	Wajax Corp.	91,238	2,416,417	0.3%
#	WesternOne, Inc.	110,100	293,777	0.0%
#	Westshore Terminals Investment Corp.	279,008	7,595,992	0.9%
#	WSP Global, Inc.	234,492	7,035,971	0.9%
Total Industrials			135,255,690	16.7%

Information Technology — (5.5%)
*	5N Plus, Inc.	276,808	588,497	0.1%
	Absolute Software Corp.	219,888	1,536,831	0.2%
*	AgJunction, Inc.	20,300	10,833	0.0%
#*	Avigilon Corp.	118,493	1,956,185	0.2%
	Calian Technologies, Ltd.	21,337	324,150	0.0%
*	Celestica, Inc.	949,607	11,156,942	1.4%
	COM DEV International, Ltd.	416,251	1,429,542	0.2%
	Computer Modelling Group, Ltd.	293,957	3,021,042	0.4%
*	Descartes Systems Group, Inc. (The)	262,529	3,897,939	0.5%
	DH Corp.	438,495	13,840,258	1.7%
#*	DragonWave, Inc.	162,023	154,799	0.0%
	Enghouse Systems, Ltd.	91,266	3,259,276	0.4%
	Evertz Technologies, Ltd.	138,381	2,096,321	0.2%
#*	EXFO, Inc.	106,980	372,929	0.0%
#	Mediagrif Interactive Technologies, Inc.	7,676	119,124	0.0%
*	Mitel Networks Corp.	147,026	1,565,424	0.2%
#*	Points International, Ltd.	37,659	484,595	0.1%
	Pure Technologies, Ltd.	114	725	0.0%

The Canadian Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
#*	Redknee Solutions, Inc.	89,911	$289,436	0.0%
*	Sandvine Corp.	886,876	2,496,199	0.3%
#*	Sierra Wireless, Inc.	164,792	7,829,677	1.0%
*	Smart Technologies, Inc. Class A	7,408	8,863	0.0%
*	Solium Capital, Inc.	76,360	504,115	0.1%
	Vecima Networks, Inc.	6,059	50,066	0.0%
	Wi-Lan, Inc.	765,533	2,293,041	0.3%
Total Information Technology			59,286,809	7.3%

Materials — (15.9%)
*	Aberdeen International, Inc.	17,033	2,346	0.0%
	Acadian Timber Corp.	16,182	210,319	0.0%
#*	Ainsworth Lumber Co, Ltd.	532,862	1,527,311	0.2%
	AirBoss of America Corp.	13,271	139,586	0.0%
#	Alacer Gold Corp.	1,059,927	2,125,693	0.3%
#	Alamos Gold, Inc.	637,867	4,556,977	0.6%
#*	Alexco Resource Corp.	278,307	143,729	0.0%
#*	Almaden Minerals, Ltd.	98,343	96,498	0.0%
#*	Altius Minerals Corp.	112,600	1,338,445	0.2%
*	Amerigo Resources, Ltd.	553,854	128,715	0.0%
#*	Argonaut Gold, Inc.	552,671	870,535	0.1%
#*	Asanko Gold, Inc.	271,644	420,863	0.1%
	AuRico Gold, Inc.	1,372,345	4,547,709	0.6%
#*	Avalon Rare Metals, Inc.	352,025	71,205	0.0%
#*	B2Gold Corp.	3,050,890	4,989,405	0.6%
#*	Banro Corp.	14,500	1,872	0.0%
	Canam Group, Inc. Class A	218,124	2,127,169	0.3%
#	Canexus Corp.	598,386	1,679,066	0.2%
*	Canfor Corp.	118,977	3,035,357	0.4%
	Canfor Pulp Products, Inc.	212,815	2,667,057	0.3%
#*	Capstone Mining Corp.	1,869,578	3,266,692	0.4%
	Cascades, Inc.	489,976	2,960,606	0.4%
	CCL Industries, Inc. Class B	93,979	10,181,732	1.3%
	Centerra Gold, Inc.	603,946	3,139,812	0.4%
*	Chaparral Gold Corp.	77,900	32,520	0.0%
#*	China Gold International Resources Corp., Ltd.	765,025	1,356,474	0.2%
*	Claude Resources, Inc.	861,200	233,498	0.0%
#*	Copper Mountain Mining Corp.	665,831	905,503	0.1%
*	Dominion Diamond Corp.	410,913	7,381,438	0.9%
#*	Dundee Precious Metals, Inc.	580,917	1,370,040	0.2%
#*	Eastern Platinum, Ltd.	321,096	389,693	0.0%
*	EcoSynthetix, Inc.	1,500	1,937	0.0%
#*	Endeavour Mining Corp.	2,334,876	854,125	0.1%
#*	Endeavour Silver Corp.	547,276	1,196,489	0.1%
#*	Energy Fuels, Inc.	77,270	474,872	0.1%
#*	Entree Gold, Inc.	286,898	50,623	0.0%
*	Excellon Resources, Inc.	56,780	32,256	0.0%
*	Exeter Resource Corp.	70,137	39,844	0.0%
#*	First Majestic Silver Corp.	601,528	3,018,514	0.4%
#*	Fortress Paper, Ltd. Class A	69,284	109,132	0.0%
*	Fortuna Silver Mines, Inc.	800,706	3,638,946	0.5%
#*	Golden Star Resources, Ltd.	1,155,362	248,615	0.0%

The Canadian Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Materials — (Continued)
#*	Great Panther Silver, Ltd.	725,301	$437,004	0.1%
#*	Guyana Goldfields, Inc.	441,183	1,070,869	0.1%
*	Hanfeng Evergreen, Inc.	45,837	5,105	0.0%
	HudBay Minerals, Inc.	1,241,126	10,810,979	1.3%
*	IAMGOLD Corp.	1,626,998	4,397,292	0.5%
#*	Imperial Metals Corp.	208,818	1,793,771	0.2%
*	Interfor Corp.	373,031	7,047,711	0.9%
*	International Tower Hill Mines, Ltd.	220,027	98,480	0.0%
	Intertape Polymer Group, Inc.	332,527	5,326,500	0.7%
#*	Katanga Mining, Ltd.	1,025,162	308,837	0.0%
#*	Kirkland Lake Gold, Inc.	380,768	1,097,928	0.1%
#*	Lake Shore Gold Corp.	2,196,747	1,474,834	0.2%
#	Lucara Diamond Corp.	943,465	1,778,437	0.2%
#	Major Drilling Group International, Inc.	463,259	2,276,819	0.3%
	Mandalay Resources Corp.	524,492	410,817	0.1%
*	Migao Corp.	129,668	110,493	0.0%
*	Minco Base Metals Corp.	2,780	—	0.0%
*	Nautilus Minerals, Inc.	89,354	29,226	0.0%
#*	Nevada Copper Corp.	160,491	227,931	0.0%
#	Nevsun Resources, Ltd.	1,043,066	4,022,152	0.5%
*	New Gold, Inc.	955,907	4,097,450	0.5%
#	Norbord, Inc.	185,489	4,123,929	0.5%
#*	North American Palladium, Ltd.	565,789	75,484	0.0%
#*	Northern Dynasty Minerals, Ltd.	148,624	57,567	0.0%
#*	Novagold Resources, Inc.	569,999	1,673,004	0.2%
*	OceanaGold Corp.	1,664,714	2,894,407	0.4%
	Osisko Gold Royalties, Ltd.	155,142	2,187,311	0.3%
#	Pan American Silver Corp.	749,083	6,911,835	0.9%
*	Phoscan Chemical Corp.	432,579	106,116	0.0%
#*	Pilot Gold, Inc.	65,895	50,479	0.0%
#*	Platinum Group Metals, Ltd.	241,887	114,510	0.0%
#*	Polymet Mining Corp.	635,065	655,946	0.1%
#*	Primero Mining Corp.	844,647	3,249,759	0.4%
#*	RB Energy, Inc.	396,013	25,565	0.0%
#*	Richmont Mines, Inc.	123,107	391,001	0.1%
#*	Rubicon Minerals Corp.	508,405	490,113	0.1%
#*	Sabina Gold & Silver Corp.	383,055	117,046	0.0%
#*	San Gold Corp.	1,277,995	44,001	0.0%
#*	Sandstorm Gold, Ltd.	538,611	1,826,586	0.2%
#*	Scorpio Mining Corp.	978,870	197,998	0.0%
#*	Seabridge Gold, Inc.	115,135	873,076	0.1%
*	SEMAFO, Inc.	1,350,146	3,463,105	0.4%
	Sherritt International Corp.	1,706,561	4,406,682	0.5%
*	Shore Gold, Inc.	93,935	18,192	0.0%
#*	Silver Standard Resources, Inc.	423,541	2,125,361	0.3%
*	St Andrew Goldfields, Ltd.	774,028	166,558	0.0%
	Stella-Jones, Inc.	180,100	5,075,292	0.6%
#*	Stornoway Diamond Corp.	297,297	135,623	0.0%
#*	Sulliden Mining Capital, Inc.	65,953	23,842	0.0%
#*	Tanzanian Royalty Exploration Corp.	298,950	185,268	0.0%
*	Taseko Mines, Ltd.	993,766	1,017,887	0.1%
#*	Tembec, Inc.	389,365	948,445	0.1%

The Canadian Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Materials — (Continued)
#*	Teranga Gold Corp.	1,297,615	$508,190	0.1%
#*	Thompson Creek Metals Co., Inc.	972,770	1,615,980	0.2%
*	Timminco, Ltd.	69,822	155	0.0%
*	Timmins Gold Corp.	902,974	886,031	0.1%
*	Wesdome Gold Mines, Ltd.	325,464	350,172	0.0%
#	Western Forest Products, Inc.	1,681,227	3,907,138	0.5%
	Winpak, Ltd.	98,223	2,831,372	0.4%
Total Materials			172,116,879	21.3%

Telecommunication Services — (0.4%)
#	Axia NetMedia Corp.	191,967	527,091	0.1%
#	Manitoba Telecom Services, Inc.	166,884	3,891,279	0.4%
Total Telecommunication Services			4,418,370	0.5%

Utilities — (4.3%)
#	Algonquin Power & Utilities Corp.	930,215	7,718,430	1.0%
#*	Alterra Power Corp.	1,104,421	308,949	0.0%
	Boralex, Inc. Class A	113,668	1,257,216	0.2%
#	Capital Power Corp.	459,109	10,274,431	1.3%
#	Capstone Infrastructure Corp.	495,000	1,363,402	0.2%
#	Innergex Renewable Energy, Inc.	514,227	5,028,076	0.6%
#	Just Energy Group, Inc.	675,567	3,535,417	0.4%
#*	Maxim Power Corp.	92,234	208,793	0.0%
#	Northland Power, Inc.	517,996	6,817,145	0.8%
#	Superior Plus Corp.	668,843	6,902,589	0.9%
	TransAlta Renewables, Inc.	19,000	187,743	0.0%
#	Valener, Inc.	206,285	2,844,453	0.3%
Total Utilities			46,446,644	5.7%
TOTAL COMMON STOCKS			803,604,458	99.2%

RIGHTS/WARRANTS — (0.0%)
*	HudBay Minerals, Inc. Warrants 07/20/18	1	1	0.0%
SECURITIES LENDING COLLATERAL — (25.5%)
§@	DFA Short Term Investment Fund	23,824,993	275,655,165	34.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,259,240,385)^			$1,079,259,624	133.3%
____________________

^       The cost for federal income tax purposes is $1,261,838,974.

The Canadian Small Company Series
continued

Summary of the Series’ investments as of December 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$93,506,842	—	—	$93,506,842
Consumer Staples	32,169,283	—	—	32,169,283
Energy	178,629,009	$50	—	178,629,059
Financials	66,987,188	—	—	66,987,188
Health Care	14,779,898	7,796	—	14,787,694
Industrials	135,255,690	—	—	135,255,690
Information Technology	59,286,809	—	—	59,286,809
Materials	172,042,053	74,826	—	172,116,879
Telecommunication Services	4,418,370	—	—	4,418,370
Utilities	46,446,644	—	—	46,446,644
Rights/Warrants	—	1	—	1
Securities Lending Collateral	—	275,655,165	—	275,655,165
TOTAL	$803,521,786	$275,737,838	—	$1,079,259,624

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 3, 2015

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	March 3, 2015